Columbia Funds

                                           Annual Report

                                           December 31, 2002

                                           Columbia Common Stock Fund
                                           Columbia Growth Fund
[PHOTO OMITTED]                            Columbia International Stock Fund
                                           Columbia Special Fund
                                           Columbia Small Cap Fund
                                           Columbia Real Estate Equity Fund
                                           Columbia Technology Fund
                                           Columbia Strategic Value Fund
                                           Columbia Balanced Fund
                                           Columbia Short Term Bond Fund
                                           Columbia Fixed Income Securities Fund
                                           Columbia National Municipal Bond Fund
                                           Columbia Oregon Municipal Bond Fund
                                           Columbia High Yield Fund
                                           Columbia Daily Income Company
--------------------------
Not FDIC May Lose Value
Insured  -----------------
         No Bank Guarantee
--------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                          COLUMBIA FUNDS ANNUAL REPORT
                                DECEMBER 31, 2002

INTRODUCTION                   1      TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

INVESTMENT                     4      COLUMBIA COMMON STOCK FUND
REVIEWS                        6      COLUMBIA GROWTH FUND
                               8      COLUMBIA INTERNATIONAL STOCK FUND
                              10      COLUMBIA SPECIAL FUND
                              12      COLUMBIA SMALL CAP FUND
                              14      COLUMBIA REAL ESTATE EQUITY FUND
                              16      COLUMBIA TECHNOLOGY FUND
                              18      COLUMBIA STRATEGIC VALUE FUND
                              20      COLUMBIA BALANCED FUND
                              22      COLUMBIA SHORT TERM BOND FUND
                              24      COLUMBIA FIXED INCOME SECURITIES FUND
                              26      COLUMBIA NATIONAL MUNICIPAL BOND FUND
                              28      COLUMBIA OREGON MUNICIPAL BOND FUND
                              30      COLUMBIA HIGH YIELD FUND
                              32      COLUMBIA DAILY INCOME COMPANY

--------------------------------------------------------------------------------

FINANCIAL                     34      FINANCIAL HIGHLIGHTS
INFORMATION                   72      SCHEDULES OF INVESTMENTS
                             122      STATEMENTS OF ASSETS AND LIABILITIES
                             126      STATEMENTS OF OPERATIONS
                             130      STATEMENTS OF CHANGES IN NET ASSETS
                             136      NOTES TO FINANCIAL STATEMENTS
                             157      REPORT OF INDEPENDENT ACCOUNTANTS
                             158      DIRECTORS AND OFFICERS
                             160      UNAUDITED INFORMATION

                                 COLUMBIA FUNDS

                            COLUMBIA FINANCIAL CENTER
                              1301 SW FIFTH AVENUE
                             PORTLAND, OR 97201-5601
                                 1-800-547-1707
                                LIBERTYFUNDS.COM

                               TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present the Columbia Funds 2002 annual report. In the following pages, you will find detailed financial information as well as a discussion of investment activity and management strategy for the 15 Columbia funds for the 12 months ended December 31, 2002. But first, we'd like to offer an overview of the market and economic climate in which the funds performed.

Uncertainty, scandal and weak profits restrained economy and markets

Early in 2002, signs of robust growth lifted investor hopes of better times for the US economy and stock markets. But the good news was short-lived. Scandals and bankruptcies, disappointing earnings reports, terrorist fears and the mounting threat of war in Iraq unsettled investors, who retreated to the highest quality bonds. Stocks headed downward late in the first quarter. The decline sharpened, as the economy failed to stage a convincing recovery, and stocks did not reverse course with any conviction until October.

A fourth-quarter rally was helped by the November decision of the Federal Reserve Board to cut a key short-term interest rate by one half of 1%. This cut was part of the Fed's effort to avert a double-dip recession. In fact, economic growth for 2002 was expected to average 3.0%, despite expectations for a relatively weak fourth quarter.

Free-spending American consumers accounted for nearly all the economy's growth during the year. Retail and auto sales continued strong into the fourth quarter, buoyed by incentives and discounts. Homebuyers refinanced mortgages at 30-year-low interest rates and pumped the added disposable income back into the economy. Business spending failed to increase in any meaningful way, however, and the jobless rate climbed to 6.0%.

Outside the United States most major economies faltered while emerging economies in Asia and some in Eastern Europe fared better. A weak US dollar against both the yen and the euro helped American investors in foreign markets. However, a weak dollar could result in higher prices for consumers in the year ahead. The biggest disappointment, perhaps, was Japan's failure to make any meaningful progress in solving its decade-old banking problems. As a result, Japan experienced marginal economic growth during the year.

Another disappointing year for the equity markets

The US stock market tried to sustain a rebound in the first and second quarters, but each attempt was cut short. Finally, after sinking to a four-year low in early October, stock prices gained nearly 20% in the fourth quarter before that rally was curtailed in December. Although most major stock market indexes generated positive returns in the fourth quarter, these returns weren't enough to offset declines recorded earlier in the year.

                               TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

For the year, the S&P 500 Index, a broad measure of common stock performance, returned negative 22.09%. The Nasdaq Composite, which is heavily weighted toward technology stocks, returned negative 31.25%. Mid-cap stocks outperformed both large and small-cap stocks and value outperformed growth investments for a second year in a row. No major industry sector recorded a gain for the year, as measured by Standard & Poor's. The best performing sectors were consumer staples, which includes food and drug retailers, beverages and personal care products, and the industrial materials sector. Real estate remained one of the few bright spots in the equity markets. This sector continued to benefit from low interest rates as the NAREIT Index returned 3.81% for the year. International equity markets fared only slightly better than the US markets. The MSCI EAFE Index, a measure of stock market performance in major developed countries, returned negative 15.94%.

Another good year for bonds

The year began with optimism about stocks and the economy, and expectations that interest rates would move higher. All these factors could have translated into trouble for the US bond market. However, the prognosticators were off the mark and bonds returned solid gains for the year. Interest rates moved up in the first quarter, but then declined until the fourth quarter. In general, high quality bonds outperformed lower quality bonds, and long-term bonds outperformed short-term bonds. However, all investment-grade bond market sectors delivered positive performance for the year. Emerging markets and foreign bonds also gained ground. Although high-yield bonds rallied in the fourth quarter, this was the only bond sector to record negative performance for the year.

Brighter prospects for 2003

The US economy appears to be on more solid ground entering the new year. The Fed is not expected to raise interest rates during the first half of the year, which should be good news for bonds. A stronger economy should make corporate and high-yield bonds more attractive; they could even outperform the higher quality bonds that have led the market for the past three years. Finally, if companies deliver on Wall Street's consensus profit growth expectations of 14%, stocks could rally with some conviction. Of course, the outlook for the financial markets around the world continues to be clouded by geopolitical tensions and uncertainties remain high. Given the volatility associated with this environment, we believe it is especially important for shareholders to diversify their portfolio and adhere to their long-term investment strategies.

                               TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Visit us online

You can find the Columbia investment team's latest views on the market at libertyfunds.com. On the website, you can also find out about recent developments, get secure access to your personal account information and expand your investment skills with educational articles and easy-to-use planning calculators. If you have any questions about the website or about your account, please contact a shareholder services representative at 800-338-2550 (from 5:00 a.m. to 5:00 p.m., Pacific time.)

Thank you for your continued confidence in Columbia Funds. We look forward to serving you in the months and years ahead.

Sincerely,


/s/ Jeff B. Curtis                         /s/ Richard J. Johnson

Jeff B. Curtis                             Richard J. Johnson
Chief Operations Officer - West Coast      Chief Investment Officer - West Coast
Columbia Management Company                Columbia Management Company

December 31, 2002

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                           COLUMBIA COMMON STOCK FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                    without                with
                                 sales charge          sales charge
                                 ------------          ------------
Class A                          $  21,777            $  20,520
Class B                             21,749               21,749
Class D                             21,764               21,549
Class Z                             21,793                  n/a


Line Chart:
                          -----------------------------

                                GROWTH OF $10,000
                                  OVER 10 YEARS

                 Class A shares          Class A shares
                 with sales charge       without sales charge     S&P 500 Index
12/31/92         9425                    10000                    10000
                 9666                    10256                    10084
                 9801                    10399                    10221.1
                 10116                   10733                    10436.8
                 9766                    10362                    10184.2
                 10123                   10740                    10456.2
                 10264                   10891                    10486.5
                 10251                   10876                    10444.5
                 10710                   11364                    10840.4
                 10784                   11442                    10756.9
                 10900                   11565                    10979.6
                 10731                   11385                    10875.3
                 10974                   11644                    11006.9
                 11325                   12016                    11381.1
                 11117                   11795                    11072.7
                 10693                   11346                    10591
                 10852                   11514                    10726.6
                 11060                   11735                    10901.4
                 10693                   11345                    10634.3
                 11120                   11798                    10983.1
                 11466                   12166                    11432.3
                 11184                   11867                    11153.4
                 11243                   11928                    11403.2
                 10966                   11635                    10988.2
                 11198                   11882                    11150.8
                 11295                   11984                    11439.6
                 11760                   12478                    11884.6
                 12004                   12736                    12235.2
                 12137                   12877                    12594.9
                 12530                   13294                    13097.4
                 12715                   13491                    13401.3
                 13200                   14005                    13844.9
                 13319                   14131                    13879.5
                 13780                   14620                    14465.2
                 13585                   14414                    14413.1
                 14198                   15064                    15044.4
                 14651                   15545                    15334.8
                 14926                   15837                    15856.2
                 15155                   16079                    16003.6
                 15470                   16414                    16157.3
                 15683                   16640                    16394.8
                 16006                   16983                    16816.1
                 16109                   17092                    16880
                 15357                   16293                    16133.9
                 15982                   16957                    16474.3
                 16608                   17621                    17400.2
                 16663                   17679                    17880.5
                 17791                   18876                    19230.4
                 17682                   18761                    18849.7
                 18269                   19384                    20025.9
                 18443                   19568                    20184.1
                 18174                   19283                    19356.5
                 18681                   19821                    20510.2
                 19768                   20974                    21763.4
                 20579                   21834                    22731.8
                 22048                   23393                    24539
                 21402                   22708                    23164.8
                 22316                   23677                    24431.9
                 21472                   22782                    23615.9
                 21805                   23135                    24709.3
                 22167                   23519                    25134.3
                 22298                   23658                    25410.8
                 23555                   24992                    27242.9
                 24672                   26177                    28637.8
                 24692                   26198                    28929.9
                 24208                   25685                    28432.3
                 25641                   27205                    29586.6
                 25348                   26895                    29273
                 21582                   22898                    25043.1
                 22702                   24087                    26648.3
                 24077                   25546                    28812.2
                 25585                   27146                    30558.2
                 27992                   29700                    32318.3
                 29277                   31063                    33669.2
                 28542                   30284                    32622.1
                 30046                   31879                    33927
                 30518                   32380                    35240
                 29703                   31515                    34408.3
                 31839                   33781                    36311.1
                 30862                   32744                    35181.8
                 30300                   32148                    35005.9
                 29736                   31550                    34046.8
                 31506                   33428                    36201.9
                 32630                   34621                    36936.8
                 35205                   37353                    39108.7
                 33864                   35929                    37145.4
                 35228                   37377                    36443.4
                 38857                   41227                    40007.6
                 37641                   39937                    38803.3
                 36033                   38232                    38007.9
                 37655                   39952                    38942.9
                 37203                   39473                    38335.3
                 39506                   41916                    40716
                 36547                   38776                    38566.2
                 35388                   37547                    38404.2
                 32561                   34547                    35377.9
                 33189                   35214                    35551.3
                 33816                   35880                    36813.4
                 30147                   31987                    33459.7
                 28224                   29946                    31341.7
                 30420                   32276                    33773.8
                 30557                   32421                    34000.1
                 29726                   31539                    33173.9
                 29140                   30918                    32848.8
                 27150                   28806                    30795.7
                 24546                   26044                    28310.5
                 25010                   26536                    28851.2
                 26973                   28619                    31064.1
                 27351                   29019                    31337.5
                 26612                   28236                    30880
                 26064                   27654                    30284
                 26940                   28583                    31422.7
                 25132                   26666                    29518.4
                 25160                   26695                    29303
                 23270                   24690                    27216.6
                 21120                   22409                    25096.4
                 21340                   22642                    25259.5
                 19093                   20258                    22516.4
                 20668                   21929                    24495.5
                 22038                   23383                    25935.9
12/31/02         20520                   21777                    24413.4

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992, and reinvestment of income and capital gains distributions. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------

Stocks deliver more bad news

Stock prices continued to tumble in 2002, marking the third consecutive year of declines and the sharpest downturn since the 1970s. Most of the damage came in the second and third quarters amid a weak economic recovery, the growing possibility of war with Iraq and a rash of corporate accounting scandals. Large companies with diversified businesses and complex balance sheets took the hardest hits. For the 12-month period ended December 31, 2002, the fund's class A shares returned negative 24.98%, without a sales charge. By comparison, the S&P 500 Index returned negative 22.09% over the same period.

More defensive sectors rally

For most of the year, market volatility, softening consumer confidence, and uncertainty about corporate America's profit outlook led investors to non-economically sensitive sectors. Consumer staples, including food and beverage stocks, and select areas of health care held up fairly well, as did more defensive bank stocks with high dividend yields. Many financial services companies, however, suffered as merger and acquisition activity slowed. Large pharmaceutical companies also sank amid concerns over drug pricing, patent expirations and the lack of new blockbuster products. By the fourth quarter, relatively cheap valuations triggered a rally, particularly among beaten-down technology names. In the end, these gains were modest and could not offset earlier losses.

Cyclical bias hurts performance

With the expectation that low interest rates would help jump-start the economy, we weighted the fund toward companies in sectors that tend to be sensitive to the economy. We favored industrials, which have been in a recession since 2000, as well as consumer cyclicals, media and technology stocks. Unfortunately, all of these industries posted steep

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                                      Class A                      Class B                     Class D                  Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date                  11/1/02                      11/1/02                     11/1/02                  10/1/91
------------------------------------------------------------------------------------------------------------------------------------
                              without          with        without          with        without          with            without
                           sales charge    sales charge  sales charge   sales charge  sales charge    sales charge     sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                        -24.98          -29.30        -25.07          -28.81       -25.02          -26.51          -24.92
------------------------------------------------------------------------------------------------------------------------------------
5-year                         -1.54           -2.69         -1.56           -1.85        -1.55           -1.74           -1.52
------------------------------------------------------------------------------------------------------------------------------------
10-year                         8.09            7.45          8.08            8.08         8.09            7.98            8.10
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

declines as the economy hit a soft patch. Our slightly above-average stake in advertising-sensitive media companies, such as AOL Time Warner (1.3% of net assets), particularly hurt performance, as did our below-average position in more expensive consumer staples stocks, including food and beverage companies.(1) In addition, many of our technology investments, including Micron Technology (0.2% of assets), posted steep losses as corporations postponed capital spending.

In the finance area, we concentrated on money center banks and consumer credit companies. Among our largest investments was Citigroup (3.7% of net assets), which was hurt by ties to Enron and WorldCom (the fund did not own shares of either company during the period), weak brokerage operations and headline news regarding analyst recommendations. Bank of America (2.4% of net assets), however, climbed higher after delivering on earnings. We took advantage of the decline in stock prices by adding to investments such as American International Group (2.8% of net assets), a global insurer that came under pressure largely because of its size and complexity.

Outlook is brighter for 2003

We are cautiously optimistic that as 2003 unfolds we will see improvements in the economy, earnings and capital spending. Leading indicators have begun to turn positive. Companies have restructured and cut costs. Corporate profits have started showing signs of picking up, and fiscal stimulus measures are under consideration. Our expectation is that many of the past year's problems--including high energy prices, geopolitical tensions, and corporate credibility issues--will be resolved this year. As uncertainties dissipate, we think investors are likely to regain confidence in the market. Our strategy will be to take advantage of market swings, while increasing the fund's cyclical bias in anticipation of better economic growth ahead.

Scott J. Drysdale, Ron F. Gibbs, Ajay Mehra, and Guy W. Pope On behalf of the Columbia Common Stock Fund Team

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility with international investing. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

Microsoft                                                                    4.4
Citigroup                                                                    3.7
Wal-Mart Stores                                                              3.6
American International Group                                                 2.8
General Electric                                                             2.4
Bank of America                                                              2.4
SBC Communications                                                           2.1
Pfizer                                                                       2.0
American Express                                                             2.0
Pharmacia                                                                    1.9

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Financials                                                                  21.6
Consumer discretionary                                                      16.8
Information technology                                                      14.0
Health care                                                                 12.5
Industrials                                                                 10.2

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

----------
(1)   Holdings are disclosed as of December 31, 2002 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                              COLUMBIA GROWTH FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                  without sales charge         with sales charge
                                  --------------------         -----------------
Class A                                $  17,996                  $  16,959
Class B                                   17,987                     17,987
Class D                                   17,987                     17,810
Class G                                   17,996                     17,996
Class Z                                   18,013                        n/a

Line Chart:
                          -----------------------------

                                GROWTH OF $10,000
                                  OVER 10 YEARS

                 Class A shares          Class A shares           Russell 1000
                 with sales charge       without sales charge     Growth Index          S&P 500 Index
12/31/92         9425                    10000                    10000                 10000
                 9529.62                 10111                    9885                  10084
                 9529.62                 10111                    9726.84               10221.1
                 9770.72                 10366.8                  9914.57               10436.8
                 9281.2                  9847.43                  9516.99               10184.2
                 9771.25                 10367.4                  9850.09               10456.2
                 9843.56                 10444.1                  9760.45               10486.5
                 9778.59                 10375.2                  9585.74               10444.5
                 10268.5                 10895                    9979.71               10840.4
                 10409.2                 11044.2                  9905.86               10756.9
                 10603.8                 11250.7                  10181.2               10979.6
                 10345.1                 10976.2                  10113                 10875.3
                 10653.4                 11303.3                  10287                 11006.9
                 10992.2                 11662.8                  10525.6               11381.1
                 10939.4                 11606.8                  10333                 11072.7
                 10289.6                 10917.3                  9833.93               10591
                 10394.5                 11028.7                  9879.17               10726.6
                 10426.8                 11062.9                  10029.3               10901.4
                 10034.7                 10646.9                  9732.46               10634.3
                 10459.2                 11097.3                  10065.3               10983.1
                 10858.7                 11521.2                  10626                 11432.3
                 10596                   11242.4                  10482.5               11153.4
                 10794.1                 11452.6                  10728.8               11403.2
                 10439                   11075.8                  10384.4               10988.2
                 10586.2                 11232                    10558.9               11150.8
                 10611.6                 11259                    10784.9               11439.6
                 11127.3                 11806.1                  11236.7               11884.6
                 11527.9                 12231.2                  11564.9               12235.2
                 11689.3                 12402.4                  11818.1               12594.9
                 11953.4                 12682.7                  12229.4               13097.4
                 12405.3                 13162.1                  12701.5               13401.3
                 12895.3                 13682                    13229.8               13844.9
                 13121                   13921.4                  13244.4               13879.5
                 13466                   14287.6                  13855                 14465.2
                 13121.3                 13921.8                  13864.7               14413.1
                 13940.1                 14790.5                  14404                 15044.4
                 14078.1                 14937                    14486.1               15334.8
                 14224.5                 15092.3                  14969.9               15856.2
                 14876                   15783.5                  15243.9               16003.6
                 14823.9                 15728.3                  15263.7               16157.3
                 15314.6                 16248.9                  15665.1               16394.8
                 15758.7                 16720.1                  16211.8               16816.1
                 15754                   16715.1                  16234.5               16880
                 14574                   15463.1                  15283.2               16133.9
                 15069.5                 15988.9                  15677.5               16474.3
                 15951.1                 16924.2                  16818.8               17400.2
                 16233.4                 17223.8                  16919.7               17880.5
                 17223.7                 18274.4                  18190.4               19230.4
                 17004.9                 18042.4                  17833.9               18849.7
                 17601.8                 18675.6                  19084                 20025.9
                 17617.6                 18692.5                  18954.3               20184.1
                 16720.9                 17741                    17928.8               19356.5
                 17550.3                 18621                    19119.3               20510.2
                 18745.4                 19889                    20499.7               21763.4
                 19525.2                 20716.4                  21319.7               22731.8
                 21257.1                 22554                    23204.4               24539
                 20477                   21726.2                  21846.9               23164.8
                 21289.9                 22588.8                  22921.8               24431.9
                 20753.4                 22019.5                  22073.7               23615.9
                 21328.3                 22629.5                  23011.8               24709.3
                 21477.6                 22787.9                  23269.5               25134.3
                 22053.2                 23398.6                  23965.3               25410.8
                 23674.1                 25118.4                  25767.5               27242.9
                 24793.9                 26306.5                  26795.6               28637.8
                 24868.3                 26385.4                  27165.4               28929.9
                 24268.9                 25749.5                  26393.9               28432.3
                 26108.5                 27701.3                  28009.2               29586.6
                 25727.3                 27296.9                  27824.4               29273
                 21492.6                 22803.8                  23647.9               25043.1
                 22294.3                 23654.4                  25464.1               26648.3
                 23545                   24981.4                  27511.4               28812.2
                 25096.6                 26627.7                  29605                 30558.2
                 28000.3                 29708.5                  32275.4               32318.3
                 29764.3                 31580.2                  34169.9               33669.2
                 28776.1                 30531.7                  32608.4               32622.1
                 30522.9                 32385                    34326.8               33927
                 30580.8                 32446.5                  34371.5               35240
                 29816.3                 31635.4                  33316.3               34408.3
                 32076.4                 34033.3                  35648.4               36311.1
                 30956.9                 32845.6                  34514.8               35181.8
                 30108.7                 31945.6                  35077.4               35005.9
                 29548.7                 31351.4                  34340.7               34046.8
                 31203.4                 33107.1                  36933.5               36201.9
                 32704.3                 34699.5                  38927.9               36936.8
                 35287.9                 37440.8                  42976.4               39108.7
                 34084.6                 36164.1                  40960.8               37145.4
                 36017.2                 38214.6                  42963.8               36443.4
                 39835                   42265.3                  46040                 40007.6
                 38209.8                 40540.9                  43848.5               38803.3
                 35798.7                 37982.7                  41638.5               38007.9
                 38974.1                 41351.8                  44794.7               38942.9
                 38763.6                 41128.5                  42926.8               38335.3
                 41888                   44443.5                  46811.6               40716
                 38222.8                 40554.7                  42383.3               38566.2
                 35956.2                 38149.8                  40378.5               38404.2
                 31691.8                 33625.2                  34426.7               35377.9
                 32484.1                 34465.8                  33338.8               35551.3
                 34325.9                 36420.1                  35642.6               36813.4
                 28854.4                 30614.7                  29590.5               33459.7
                 25709.2                 27277.7                  26371                 31341.7
                 28928                   30692.9                  29706.9               33773.8
                 28618.5                 30364.5                  29270.3               34000.1
                 27994.6                 29702.5                  28591.2               33173.9
                 26793.6                 28428.3                  27876.4               32848.8
                 24484                   25977.8                  25596.1               30795.7
                 21832.4                 23164.4                  23041.6               28310.5
                 23063.8                 24470.8                  24251.3               28851.2
                 25478.5                 27032.9                  26581.9               31064.1
                 25532                   27089.7                  26531.4               31337.5
                 24482.7                 25976.3                  26061.7               30880
                 23187.5                 24602.2                  24980.2               30284
                 24075.6                 25544.4                  25844.5               31422.7
                 22062.9                 23408.9                  23735.6               29518.4
                 21802.6                 23132.7                  23161.2               29303
                 19628.8                 20826.4                  21018.8               27216.6
                 17738.6                 18820.8                  19862.7               25096.4
                 18008.2                 19106.9                  19922.3               25259.5
                 16167.8                 17154.1                  17856.4               22516.4
                 17527.5                 18596.8                  19493.8               24495.5
                 18309.2                 19426.2                  20552.3               25935.9
12/31/02         16959                   17996                    19132.2               24413.4

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31,1992, and reinvestment of income and capital gains distributions. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the 1000 largest US companies based on total market capitalization). Unlike the fund, indexes are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------

Stock prices tumbled for the third consecutive year, with large-cap growth stocks taking some of the hardest hits. Driven by a sluggish economy, weak corporate spending, deflation and corporate credibility concerns, the market over the past three years has posted its steepest decline since the 1970s. Despite a brief rally and improved economic data near year end, the S&P 500 Index returned negative 22.09% for the year ended December 31, 2002. For the same period, the fund's class A shares returned negative 33.56%, without a sales charge. Fund performance trailed the Russell 1000 Growth Index, which returned negative 27.88% during the period.

Tyco, technology and health care disappoint

Tyco was the source of the greatest damage to portfolio performance. A long-term holding of the fund, it had performed well in prior years and grew to 5.0% of total assets. Shocking and, obviously, unexpected revelations of executive mismanagement caused the stock to plunge. We sold most of our position at a substantial loss, but later reinvested at lower prices because we believe the company has viable businesses with earnings power that has been overly discounted by investors. Technology stocks also were weak performers for the year as corporations held back on spending for equipment and services. Among our biggest disappointments were Flextronics International (1.0% of net assets) and Sun Microsystems.(1) We eliminated our position in Sun Microsystems prior to the end of the period.

In the health care sector, pharmaceutical stocks declined amid concerns about drug pricing, relatively few new drug approvals and an increase in patent expirations. Our investment in Bristol-Myers declined due to earnings problems and because an important new product failed to gain FDA approval. Prior to the end of period we sold our position in Brystol-Myers. We remain committed to Pfizer and Pharmacia (4.3% and 3.0% of net assets, respectively), which plan to merge. The

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                   Class A                     Class B                     Class D                    Class G             Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public
offering
date               11/1/02                     11/1/02                     11/1/02                    11/1/02             6/16/67
------------------------------------------------------------------------------------------------------------------------------------
            without        with         without         with        without        with         without       with         without
         sales charge  sales charge  sales charge  sales charge  sales charge  sales charge  sales charge  sales charge sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year       -33.56       -37.37        -33.59         -36.91       -33.59        -34.92         -33.56       -36.88       -33.49
------------------------------------------------------------------------------------------------------------------------------------
5-year        -4.61        -5.74         -4.62          -4.92        -4.62         -4.81          -4.61        -5.06        -4.59
------------------------------------------------------------------------------------------------------------------------------------
10-year        6.05         5.42          6.05           6.05         6.05          5.94           6.05         6.05         6.06
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through the first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, D and G (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, D and G would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

combined product breadth, sales force, R&D assets, and attractive valuation make the new company our favorite health care stock. Wyeth (2.1% of net assets) was another source of disappointing performance as a medical study pointed to increased risk of cancer for patients using Wyeth's hormone replacement therapy drugs. We thought the dramatic selloff was overdone considering the only slightly higher risk of cancer with prolonged usage and the lack of alternative therapies. The stock has rebounded nicely from its low.

Strategy begins tilting toward cyclical stocks

Our strategy through most of the year was to own a roughly equal mix of cyclical stocks that were likely to benefit from an economic recovery and stable growth stocks, such as Johnson & Johnson (3.0% of net assets), whose earnings are not sensitive to economic cycles. Toward year end, we began selling some stable growth stocks, including Anthem, an HMO (0.9% of net assets). In anticipation of stronger economic growth in 2003, we shifted the proceeds toward cyclical stocks that we believe have improving business prospects and low valuations (prices relative to other measures such as earnings). Our additions included telecommunications equipment companies, such as Cisco Systems and Alcatel (2.4% and 0.4% of net assets, respectively) which should also benefit from regulatory changes that ultimately provide incentives for large carriers to purchase new equipment. We also increased our positions in enterprise software companies such as Siebel Systems and SAP, as well as retailers Kohl's and Best Buy (0.9%, 0.9%, 2.0% and 0.9% of net assets, respectively).

Signs point to an improving outlook

We are optimistic that 2003 has the potential to be a reasonably good year for large-cap growth stocks. We believe branded pharmaceutical and technology stocks, two large sectors of the large-cap growth universe, bottomed in July 2002 and October 2002, respectively. Monetary and fiscal measures are in place to stimulate the economy, which bodes well for profit and earnings outlooks. As investors regain confidence in corporate America's earnings recovery--and in the fair and accurate reporting of those results--and as the Iraq situation nears predictive resolution, we believe that stocks--especially growth stocks--could benefit. We plan to maintain overweight positions in technology, which could benefit when corporations replace aging systems, and also in health care, where we expect the outlook for drug stocks to improve. Fewer patent expirations, more new branded drug approvals, and favorable government incentives have the potential to result in a profitable increase in branded drug consumption.

Alexander S. Macmillan
Portfolio Manager

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

Microsoft                                                                    5.9
Pfizer                                                                       4.3
General Electric                                                             3.5
Wal-Mart Stores                                                              3.1
Johnson & Johnson                                                            3.0
Pharmacia                                                                    3.0
Citigroup                                                                    3.0
Cisco Systems                                                                2.4
Dell Computer                                                                2.3
Wyeth                                                                        2.1

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Health care                                                                 24.7
Information technology                                                      24.5
Consumer discretionary                                                      18.7
Financials                                                                  11.9
Consumer staples                                                             9.6

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.


----------
(1)   Holdings are disclosed as of December 31, 2002 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                       COLUMBIA INTERNATIONAL STOCK FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                                without                with
                                             sales charge          sales charge
                                             ------------          ------------
Class A                                        $ 16,759             $ 15,791
Class B                                          16,709               16,709
Class D                                          16,709               16,542
Class Z                                          16,759                  n/a

Line Chart:
                          -----------------------------

                                GROWTH OF $10,000
                                  OVER 10 YEARS

                 Class A shares          Class A shares           MSCI EAFE
                 with sales charge       without sales charge     Index
12/31/92         9425                    10000                    10000
                 9302                    9869                     9999
                 9595                    10181                    10301
                 10069                   10684                    11199
                 10287                   10915                    12262
                 10438                   11075                    12521
                 10164                   10784                    12325
                 10628                   11277                    12757
                 11130                   11809                    13446
                 11063                   11738                    13143
                 11546                   12251                    13548
                 11168                   11849                    12364
                 12569                   13336                    13257
                 13229                   14036                    14377
                 13113                   13913                    14336
                 12521                   13285                    13719
                 12851                   13635                    14300
                 12734                   13511                    14219
                 12792                   13573                    14419
                 12841                   13624                    14558
                 13220                   14026                    14903
                 12774                   13554                    14433
                 13172                   13975                    14914
                 12493                   13255                    14196
                 12261                   13009                    14286
                 11324                   12015                    13737
                 11127                   11806                    13698
                 11551                   12256                    14552
                 11807                   12528                    15099
                 11669                   12381                    14920
                 11620                   12329                    14659
                 12390                   13145                    15572
                 12183                   12926                    14979
                 12479                   13240                    15271
                 12340                   13093                    14860
                 12587                   13355                    15273
                 12893                   13679                    15888
                 13060                   13857                    15954
                 13060                   13857                    16008
                 13544                   14370                    16347
                 14057                   14915                    16823
                 14283                   15155                    16513
                 14540                   15427                    16606
                 13790                   14631                    16121
                 14007                   14861                    16156
                 14362                   15239                    16586
                 14283                   15155                    16417
                 14836                   15741                    17070
                 15032                   15949                    16850
                 15021                   15938                    16260
                 15445                   16387                    16527
                 15596                   16548                    16587
                 15964                   16938                    16675
                 16886                   17916                    17760
                 17688                   18767                    18739
                 18218                   19330                    19042
                 16808                   17834                    17620
                 17958                   19054                    18606
                 16712                   17731                    17176
                 16636                   17651                    17000
                 16756                   17778                    17148
                 16890                   17921                    17932
                 17576                   18648                    19083
                 18175                   19284                    19671
                 18628                   19764                    19826
                 18885                   20037                    19729
                 18945                   20101                    19879
                 19055                   20218                    20080
                 16462                   17466                    17592
                 15594                   16546                    17052
                 16854                   17883                    18829
                 18029                   19129                    19793
                 18907                   20061                    20573
                 19482                   20670                    20511
                 19005                   20164                    20023
                 19495                   20684                    20858
                 20095                   21321                    21702
                 19386                   20569                    20585
                 20377                   21620                    21388
                 21208                   22502                    22023
                 21672                   22995                    22104
                 22125                   23475                    22328
                 23325                   24748                    23165
                 26261                   27863                    23969
                 29859                   31681                    26121
                 28432                   30166                    24462
                 30317                   32166                    25120
                 29820                   31639                    26095
                 27345                   29013                    24722
                 25225                   26764                    24119
                 26272                   27875                    25062
                 25069                   26598                    24012
                 25828                   27404                    24221
                 24232                   25711                    23042
                 23147                   24559                    22498
                 22100                   23449                    21654
                 23102                   24511                    22423
                 22977                   24379                    22412
                 21741                   23067                    20731
                 20238                   21473                    19348
                 21489                   22800                    20693
                 21160                   22451                    19962
                 20473                   21722                    19146
                 19801                   21009                    18797
                 19425                   20610                    18322
                 17502                   18570                    16466
                 17987                   19084                    16887
                 18409                   19532                    17510
                 18835                   19984                    17614
                 18004                   19102                    16678
                 18130                   19236                    16795
                 18975                   20132                    17784
                 19070                   20233                    17820
                 19259                   20433                    18046
                 18742                   19886                    17328
                 17131                   18176                    15618
                 16975                   18010                    15582
                 15236                   16166                    13908
                 15790                   16753                    14655
                 16293                   17287                    15321
12/31/02         15791                   16759                    14808

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992, and reinvestment of income and capital gains distributions. The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australia, and the Far East. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

For the 12-month period ended December 31, 2002, class A shares of the fund returned negative 16.10%, without a sales charge. The fund underperformed the MSCI EAFE Index, which returned negative 15.94% during the same period.

The year was characterized by losses in all major international stock markets with European markets especially weak. The German market, for example, declined over 40%. Insurance companies, which are heavily weighted in the DAX--a broad measure of German stock market performance--accounted for much of this loss. The Japanese market, a strong performer in the first half of the year, declined 18% for the full year. Other Asian markets, however, turned in positive returns, led by Thailand's gain of 24%. International investors were aided by strong local currencies as the US dollar gave up some of its recent gains. The euro and the Japanese yen were up 18% and 11% respectively, which mitigated some local stock market losses.

Shifts in country allocation aid performance

Although the past year was a challenging one, some international markets performed considerably better than others, making allocations among different countries an important factor in overall performance. As the world's major economies appeared to be coming out of recession towards the end of 2001, we started 2002 with a large weighting in the Japanese market. The Japanese economy and stock market are especially sensitive to global growth trends. After delivering strong performance relative to many other major markets in the first six months, the Japanese market gave back some of those relative gains during the second half of the year. Global growth slowed during this time and it became apparent that political difficulties in Japan had stymied efforts at needed economic reform.

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                                    A                               B                              D                          Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date             11/1/02                         11/1/02                        11/1/02                    10/1/92
------------------------------------------------------------------------------------------------------------------------------------
                        without           with           without           with          without           with            without
                      sales charge    sales charge    sales charge     sales charge    sales charge    sales charge     sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                   -16.10          -20.90          -16.35          -20.52           -16.35          -18.00            -16.10
------------------------------------------------------------------------------------------------------------------------------------
5-year                    -1.17           -2.34           -1.23           -1.54            -1.23           -1.43             -1.17
------------------------------------------------------------------------------------------------------------------------------------
10-year                    5.30            4.67            5.27            5.27             5.27            5.16              5.30
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any differences in expenses (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. If difference in expenses had been reflected, the returns shown for periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

The fund was aided by its investments in South Korea and Thailand. We have been attracted to these markets because of their low valuations. After suffering through the severe Asian crisis of 1998, economic reforms have laid the groundwork for a more positive business environment. Superior economic growth, especially in consumer areas, has distinguished both countries. We maintain this portfolio emphasis as we move into 2003, even though South Korean equities may be vulnerable to heightened military tension with North Korea.

The portfolio remained underweighted in Europe throughout the year. Our investments in this region were defensive in nature, favoring food retailing, pharmaceuticals and utilities sectors, while de-emphasizing cyclical or economically-sensitive areas. Individual European markets were extremely weak. Despite lackluster economic growth, the European Central Bank chose not to lower interest rates to help stimulate the economy as European interest rates remained among the highest in the world. One bright spot was the United Kingdom, where consumer spending maintained a strong pace.

Outlook for slow growth

Looking ahead, we anticipate an environment of tepid global economic growth. But with valuations at more attractive levels than a year ago and further support from stronger currencies, we expect modestly positive returns from international stock markets. Asian markets look attractive due to China's substantial position in the region and the increased importance of intra-Asian trade, which makes the region less dependent on global growth. Among European economies, the UK appears to offer the best growth prospects, so we plan to concentrate investments in the UK rather than continental Europe. As the year progresses, we shall watch for signs of renewed growth in Central Europe, which were lacking as the year commenced.

James M. McAlear
Portfolio Manager

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

Royal Bank of Scotland                                                       2.0
GlaxoSmithKline                                                              1.9
Canon                                                                        1.9
Smith & Nephew                                                               1.9
Rohm                                                                         1.9
Nestle                                                                       1.8
Wal-Mart de Mexico                                                           1.6
Sanofi-Synthelabo                                                            1.6
UniCredito Italiano                                                          1.6
Vodafone Group                                                               1.4

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                               TOP FIVE COUNTRIES
                                 % of net assets
                                December 31, 2002

United Kingdom                                                              23.6
Japan                                                                       17.8
France                                                                       7.0
USA                                                                          6.5
Switzerland                                                                  5.5

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these country weightings in the future.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                             COLUMBIA SPECIAL FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                   without sales charge        with sales charge
                                   --------------------        -----------------
Class A                                  $  22,135                 $  20,858
Class B                                     22,120                    22,120
Class D                                     22,120                    21,898
Class G                                     22,135                    22,135
Class T                                     22,165                    21,109
Class Z                                     22,165                       n/a

Line Chart:
                          -----------------------------

                         GROWTH OF $10,000 OVER 10 YEARS

                 Class A shares          Class A shares           Russell MidCap       Russell Midcap
                 with sales charge       without sales charge     Index                Growth Index
12/31/92         9425                    10000                    10000                10000
                 9670.99                 10261                    10200                10118
                 9530.76                 10112.2                  10211.2              9806.37
                 9676.58                 10266.9                  10543.1              10090.8
                 9536.27                 10118.1                  10263.7              9676.02
                 10088.4                 10703.9                  10589                10132.7
                 10223.6                 10847.3                  10708.7              10091.2
                 10379                   11012.2                  10760.1              10058.9
                 10940.5                 11608                    11238.9              10643.3
                 11076.2                 11751.9                  11281.6              10771
                 11081.7                 11757.8                  11290.7              10944.5
                 10790.3                 11448.5                  11028.7              10689.4
                 11470                   12169.8                  11428                11118.1
                 11934.6                 12662.7                  11743.4              11403.8
                 11975.2                 12705.7                  11583.7              11305.8
                 11516.5                 12219.1                  11090.2              10773.2
                 11586.8                 12293.6                  11166.7              10747.4
                 11469.7                 12169.5                  11182.4              10763.5
                 11063.7                 11738.7                  10851.4              10300.7
                 11269.5                 11957                    11223.6              10586
                 11763.1                 12480.7                  11755.6              11216.9
                 11733.7                 12449.5                  11468.7              11031.9
                 12034.1                 12768.2                  11555.9              11222.7
                 11510.6                 12212.8                  11046.3              10727.8
                 11731.6                 12447.3                  11189.9              10878
                 11611.9                 12320.4                  11419.3              11008.5
                 12013.7                 12746.6                  12010.8              11594.2
                 12333.3                 13085.7                  12354.3              12054.5
                 12371.5                 13126.3                  12540.8              12155.7
                 12516.2                 13279.8                  12953.4              12454.7
                 13313.5                 14125.8                  13388.7              13021.4
                 14324                   15197.9                  14039.4              13840.5
                 14563.2                 15451.7                  14254.2              13992.7
                 14794.8                 15697.4                  14576.3              14304.8
                 14179.3                 15044.4                  14249.8              13942.9
                 14945                   15856.8                  14958                14566.1
                 15194.6                 16121.6                  15044.8              14573.4
                 15080.6                 16000.7                  15362.2              14831.3
                 15753.2                 16714.3                  15723.2              15392
                 16136                   17120.5                  15951.2              15513.5
                 17546.3                 18616.8                  16402.6              16262.9
                 18042.9                 19143.7                  16650.3              16594.6
                 17009                   18046.7                  16400.6              16093.5
                 15343.9                 16280                    15385.4              14844.6
                 16279.8                 17273                    16117.7              15647.7
                 16909.9                 17941.5                  16913.9              16641.3
                 16434.7                 17437.3                  17049.2              16446.6
                 17348.5                 18406.8                  18087.5              17415.3
                 17180.2                 18228.3                  17903                17122.8
                 17587.3                 18660.3                  18572.6              17879.6
                 17311.2                 18367.3                  18544.8              17486.2
                 16471.6                 17476.5                  17756.6              16498.3
                 16349.7                 17347.2                  18198.7              16902.5
                 17881.7                 18972.6                  19527.2              18416.9
                 18461.1                 19587.3                  20165.8              18927.1
                 19500.4                 20690.1                  21847.6              20738.4
                 19440                   20626                    21609.5              20535.2
                 20382.8                 21626.3                  22843.4              21574.2
                 19196.5                 20367.7                  21954.8              20493.4
                 19396.2                 20579.5                  22477.3              20708.5
                 19353.5                 20534.2                  23097.7              20979.8
                 18836.8                 19986                    22663.4              20602.2
                 20040.5                 21263.1                  24435.7              22538.8
                 21311                   22611.2                  25594                23483.2
                 21245                   22541.1                  25658                23802.5
                 20690.5                 21952.7                  24865.1              22824.3
                 21025.6                 22308.4                  25210.7              23470.2
                 19591.7                 20786.9                  24008.2              22465.7
                 17136.9                 18182.3                  20166.9              18177
                 18331.3                 19449.7                  21471.7              19551.2
                 19095.7                 20260.7                  22936                20990.1
                 19974.1                 21192.7                  24020.9              22407
                 22574.7                 23952                    25428.5              24728.3
                 22116.5                 23465.8                  25385.3              25470.2
                 20291.9                 21529.8                  24540                24224.7
                 20866.1                 22139.1                  25308.1              25574
                 21544.3                 22858.7                  27178.3              26740.2
                 21602.4                 22920.4                  27099.5              26395.2
                 23112.5                 24522.5                  28056.2              28237.6
                 22509.2                 23882.5                  27284.6              27339.6
                 22088.3                 23435.9                  26577.9              27055.3
                 22393.1                 23759.3                  25642.4              26825.3
                 23741.2                 25189.6                  26857.8              28898.9
                 26675.6                 28303                    27631.3              31892.9
                 30775.6                 32653.2                  30062.9              37416.7
                 31298.8                 33208.3                  29067.8              37409.2
                 40225.2                 42679.3                  31303.1              45272.6
                 39577.6                 41992.2                  33096.8              45317.9
                 35710.9                 37889.5                  31531.3              40917.6
                 33757.5                 35817                    30695.8              37934.7
                 37501.2                 39789.1                  31604.3              41959.5
                 36019.9                 38217.4                  31250.4              39303.5
                 41059.1                 43564                    34244.2              45230.4
                 40196.8                 42649.2                  33754.5              43018.7
                 37391.1                 39672.3                  33234.7              40076.2
                 31973.1                 33923.8                  30243.5              31367.7
                 35039.4                 37177                    32545.1              33020.7
                 34433.2                 36533.9                  33069                34906.2
                 30562.9                 32427.5                  31055.1              28867.4
                 27934.5                 29638.7                  29129.7              24736.5
                 30605                   32472.2                  31620.3              28860.1
                 30106.2                 31942.9                  32208.4              28724.4
                 29552.2                 31355.1                  31905.7              28738.8
                 28473.5                 30210.7                  30993.2              26801.8
                 26856.2                 28494.7                  29800                24858.7
                 23821.5                 25274.8                  26206.1              20749.5
                 24683.8                 26189.7                  27243.8              22930.3
                 26705.4                 28334.7                  29526.9              25399.9
                 27685.5                 29374.6                  30713.8              26365.1
                 26752.5                 28384.6                  30529.6              25508.2
                 25551.3                 27110.2                  30206                24061.9
                 27061.4                 28712.4                  32018.3              25897.8
                 26368.7                 27977.3                  31397.2              24527.8
                 25944.1                 27526.9                  31042.4              23796.9
                 24151.4                 25624.8                  28962.5              21169.7
                 22301.4                 23661.9                  26135.8              19112
                 21779.5                 23108.2                  26279.5              19045.2
                 20819                   22089.2                  23853.9              17533
                 21397.8                 22703.2                  25058.5              18891.8
                 22005.5                 23348                    26797.6              20371
12/31/02         20858                   22135                    25741.8              19140.6

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a$10,000 investment made on December 31, 1992, and reinvestment of income and capital gains distributions. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------

For the 12 months ended December 31, 2002, the class A shares of Columbia Special Fund returned negative 24.64%, without sales charge. Although we are always disappointed to report negative returns, the fund's performance was in line with a declining stock market. It held up somewhat better than the Russell MidCap Growth Index, which had a total return of negative 27.41% during the same period. The fund also outperformed its peer group, the Lipper MidCap Growth Funds Category, which returned an average of negative 28.33%.(1) The fund trailed the Russell MidCap Index, which had a total return of negative 16.18% during the period. Although we compare fund performance against this index, it is important to remember that the Russell MidCap Index does not have the same emphasis on growth stocks as the fund. The fund's emphasis on sectors that performed better than the overall market, as well as a relatively high cash position, helped its performance against its more relevant index, the Russell MidCap Growth Index.

Waiting on recovery

A full economic recovery has yet to materialize, despite 12 short-term interest rate cuts by the Federal Reserve Board over the past two years. The Fed typically uses its power over short-term interest rates to help manage economic growth. American consumers have been the one bright spot in the past year. Supported by low interest rates, rising personal income and a strong housing market, they have kept the economy afloat. Strong consumer spending on automobiles and also on smaller, retail items have helped offset a slowdown in business spending. Consumer spending accounts for two-thirds of the US economy.

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                           Class A                      Class B                      Class D
-------------------------------------------------------------------------------------------------------
Public offering date       11/1/02                      11/1/02                      11/1/02
-------------------------------------------------------------------------------------------------------
                    without        with         without         with          without        with
                  sales charge  sales charge  sales charge  sales charge   sales charge  sales charge
-------------------------------------------------------------------------------------------------------
1-year               -24.64        -28.99        -24.69       -28.46          -24.69        -26.20
-------------------------------------------------------------------------------------------------------
5-year                 1.51          0.31          1.50         1.22            1.50          1.30
-------------------------------------------------------------------------------------------------------
10-year                8.27          7.63          8.26         8.26            8.26          8.15
-------------------------------------------------------------------------------------------------------

                                 Class G                     Class T              Class Z
--------------------------------------------------------------------------------------------
Public offering date             11/1/02                     11/1/02             11/20/85
--------------------------------------------------------------------------------------------
                          without         with         without        with        without
                        sales charge  sales charge  sales charge  sales charge  sales charge
--------------------------------------------------------------------------------------------
1-year                    -24.64          -28.41        -24.54      -28.89        -24.54
--------------------------------------------------------------------------------------------
5-year                      1.51            1.10          1.54        0.34          1.54
--------------------------------------------------------------------------------------------
10-year                     8.27            8.27          8.28        7.64          8.28
--------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For class T shares, the "with sales charge" returns include the maximum 5.75% charge. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, D, G and T (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, D, G and T would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Cash, health care and retail stocks helped performance

The main catalysts for the fund's relative outperformance were its double-digit cash position, overweight positions in health care and consumer discretionary stocks, and underweight position in technology. In the health care sector, our investments in Boston Scientific and Wellpoint Health Networks (0.7% and 2.9% of net assets, respectively) made positive contributions to the fund's performance.(2) Limited Brands, Weight Watchers International and Williams Sonoma (0.4%, 1.5% and 1.1% of net assets, respectively) were three retail stocks that also performed well.

Basic materials and energy cause drag

Performance was held back by poor stock selection in the basic materials sector, particularly with OM Group, a producer of metal-based specialty chemicals that performed much worse than expected. We sold our position early enough to miss much of the loss but too late to avoid it entirely. We also sold our position in Sepracor, a biotech company, which also hurt performance. Our stake in energy stocks was higher than the Russell MidCap Growth Index, which detracted from performance given the sector's recent tepid results. In addition, we were underweight in consumer staples, which showed enviable relative strength.

Strategy going forward

We have lowered the fund's cash position and trimmed its health care position in order to put more money into stocks and sectors of the market that we believe could benefit from a recovering economy. If businesses increase their spending, the federal government approves measures to stimulate the economy, and geopolitical concerns about Iraq, North Korea and Venezuela are resolved, stocks have the potential to move higher. But disappointment in any of these areas would be risky for stocks. We will continue our strategy of emphasizing growth companies with clear visible signs of earnings, in order to help manage downside risk.

Richard J. Johnson
Portfolio Manager

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. Stocks of small- and mid-cap companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

HCA                                                                          3.6
Caremark Rx                                                                  3.0
Intuit                                                                       2.9
Wellpoint Health Networks                                                    2.9
Brinker International                                                        2.2
Cox Radio, Class A                                                           2.0
Biomet                                                                       1.9
Moody's                                                                      1.8
Electronic Arts                                                              1.8
AmerisourceBergen                                                            1.7

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Health care                                                                 27.0
Consumer discretionary                                                      20.3
Information technology                                                      14.6
Industrials                                                                 14.0
Energy                                                                       9.0

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

----------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

(2)   Holdings are disclosed as of December 31, 2002 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                            COLUMBIA SMALL CAP FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               10/1/96 - 12/31/02

                                                    without
                                                 sales charge
                                                 ------------
Class Z                                           $  16,039

Line Chart:
                          -----------------------------

                                GROWTH OF $10,000
                                 SINCE INCEPTION

                                                                  Russell 2000
                 Class Z shares          Russell 2000 Index       Growth Index
9/30/96          10000                   10000                    10000
                 10174                   9846                     9569
                 10488.4                 10251.7                  9835.02
                 10762.1                 10520.2                  10026.8
                 11507.9                 10730.7                  10277.5
                 10819.8                 10471                    9656.71
                 10223.6                 9976.74                  8974.95
                 10190.9                 10004.7                  8870.84
                 11474.9                 11117.2                  10204.1
                 12244.9                 11594.1                  10550
                 13098.4                 12133.3                  11090.2
                 13753.3                 12411.1                  11422.9
                 15021.3                 13319.6                  12334.5
                 14449                   12734.9                  11593.2
                 14200.5                 12652.1                  11317.2
                 14432                   12873.5                  11324
                 13817.2                 12670.1                  11173.4
                 14952.9                 13606.4                  12160
                 16261.3                 14167                    12669.5
                 16435.3                 14244.9                  12746.8
                 15247                   13477.1                  11820.1
                 15715.1                 13505.4                  11940.7
                 14978.1                 12411.5                  10943.7
                 11771.3                 10001.2                  8417.86
                 12854.2                 10784.3                  9271.43
                 12984.1                 11224.3                  9755.4
                 13720.3                 11812.4                  10512.4
                 15108.8                 12543.6                  11463.8
                 15030.2                 12710.4                  11979.7
                 13452                   11680.9                  10883.5
                 13678                   11863.1                  11271
                 14077.4                 12926                    12266.2
                 14381.5                 13114.8                  12285.8
                 15681.6                 13707.6                  12933.3
                 16089.3                 13332                    12533.6
                 15725.7                 12838.7                  12064.9
                 16002.4                 12841.3                  12297.7
                 17554.7                 12893.9                  12612.6
                 19964.9                 13663.7                  13945.7
                 24047.8                 15210.4                  16404.3
                 24249.8                 14965.5                  16251.8
                 30794.8                 17436.3                  20033.6
                 29559.9                 16287.3                  17928
                 26349.7                 15306.8                  16117.3
                 24884.7                 14414.4                  14705.4
                 28385.9                 15671.3                  16605.4
                 26205.9                 15166.7                  15182.3
                 29285.1                 16323.9                  16779.5
                 28066.8                 15844                    15945.5
                 26663.5                 15137.4                  14650.8
                 23453.2                 13582.7                  11990.2
                 25451.4                 14749.5                  12724
                 25767                   15518                    13753.3
                 22981.6                 14500                    11867.8
                 20993.7                 13790.9                  10789
                 23433.2                 14869.4                  12109.6
                 23599.5                 15235.2                  12390.5
                 23984.2                 15760.8                  12728.8
                 22785                   14908.1                  11643
                 21092.1                 14426.6                  10915.3
                 17835.5                 12484.8                  9153.58
                 19105.3                 13215.1                  10034.2
                 20452.3                 14238                    10872
                 21838.9                 15116.5                  11549.3
                 21249.3                 14959.2                  11138.2
                 20197.4                 14549.4                  10417.5
                 21534.5                 15719.1                  11322.8
                 20856.2                 15862.2                  11078.2
                 20088.7                 15157.9                  10430.2
                 18740.7                 14406.1                  9545.69
                 16203.2                 12230.8                  8078.52
                 16459.2                 12200.2                  8074.48
                 15751.5                 11324.2                  7491.5
                 16027.1                 11687.7                  7870.57
                 16942.3                 12730.3                  8650.54
12/31/02         16038.6                 12022.1                  8054.84

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on October 1, 1996, and reinvestment of income and capital gains distributions. The Russell 2000 Index is an unmanaged market capitalization weighted index that tracks the performance of 2000 small companies. The Russell 2000 Growth Index, also an unmanaged index, measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those of the index. Index performance is from September 30, 1996.

--------------------------------------------------------------------------------

For the 12 months ended December 31, 2002, the fund's class Z shares returned negative 26.58%. This return was somewhat better than the returns for the Russell 2000 Growth Index, which declined 30.26% during the same period. Fund performance was also better than the negative 27.93% average return of the Lipper Small-Cap Growth the Funds Category.(1) The fund trailed the Russell 2000 Index, an index less closely aligned with the fund's emphasis on growth stocks than the Russell 2000 Growth Index or its peer group. The Russell 2000 Index had a total return of negative 20.48%. During the period, value stocks outperformed growth stocks, which accounts for the fund's underperformance relative to the broader index. But strong stock and sector selection, as well as a relatively high cash position, accounted for the outperformance against the Russell 2000 Growth Index.

Waiting on recovery

A full economic recovery has not yet materialized, despite 12 short-term interest rate cuts by the Federal Reserve Board over the past two years. The Fed typically uses its power over short-term interest rates to help manage economic growth. And investors are still paying for the market's giant party of the late 1990s, during which companies spent too much cash and took on too much debt, leaving a financial hangover of historical proportions. Geopolitical uncertainties, corporate mismanagement and poor company operating results have also hurt. American consumers have been the one bright spot in the past year. Supported by low interest rates and a strong housing market, they have kept the economy afloat.

Health care, cash and retail stocks help

Stock selection in the health care and retail sectors, a higher-than-normal cash position and our underweight position in technology all helped stem the fund's losses during the year. Trigon Healthcare, an HMO, performed well and got a boost when it was acquired by Anthem at a premium. MidAtlantic Medical Services (0.9% of net assets) was also solid, as were retailers Michaels Stores (0.9% of net assets), Intimate Brands and Pacific Sunwear.(2) Prior to the end of the period, we eliminated our positions in Trigon Healthcare, Intimate Brands and Pacific Sunwear.

                      AVERAGE ANNUAL TOTAL RETURN (%)
                          As of December 31, 2002

                                                           Class Z
--------------------------------------------------------------------------------
Public offering date                                      10/1/96
--------------------------------------------------------------------------------
                                                           without
                                                        sales charge
--------------------------------------------------------------------------------
1-year                                                    -26.58
--------------------------------------------------------------------------------
5-year                                                      2.13
--------------------------------------------------------------------------------
Life                                                        7.85
--------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any.

Performance results reflect any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Low exposure to financials, consumer staples were impaired performance

Being underweight in financial and consumer staples stocks, two groups that did better than the overall market, hurt performance. However, this underweighting could turn into a positive if the economy strengthens, since financials and consumer staples tend to lag more growth-oriented sectors during times of economic improvement.

Our investments in the basic materials sector also detracted from performance. In particular, OM Group, a producer of metal-based specialty chemicals, performed worse than expected. In addition, biotech companies Sepracor and First Horizon Pharmaceuticals were punished for missing earnings projections. We eliminated our positions in OM Group, Sepracor and First Horizon prior to the end of the period.

Strategy going forward

Toward year end, we lowered our cash position and trimmed our health care weighting in order to put more money into stocks and sectors of the market that we believe could benefit from a recovering economy. Increased corporate spending, fiscal stimulus from the federal government and positive resolutions to geopolitical concerns regarding Iraq, North Korea and Venezuela could also help move stocks higher. But disappointment in any of these areas would be risky for stocks. We will continue our strategy of emphasizing growth companies with clear, visible signs of earnings, in order to help manage downside risk.

Richard J. Johnson
Portfolio Manager

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. Stocks of small- and mid-cap companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transaction costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

Caremark Rx                                                                  2.9
First Health Group                                                           2.7
Amphenol                                                                     2.6
DaVita                                                                       2.1
Lamar Advertising                                                            2.0
Fair, Issac and Co.                                                          1.9
Education Management                                                         1.9
Neurocrine Biosciences                                                       1.9
Jacobs Engineering Group                                                     1.8
Harman International Industries                                              1.8

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Health care                                                                 23.5
Consumer discretionary                                                      21.3
Information technology                                                      19.1
Industrials                                                                 16.0
Energy                                                                       6.9

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

----------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

(2)   Holdings are disclosed as of December 31, 2002 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                        COLUMBIA REAL ESTATE EQUITY FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                                4/1/94 - 12/31/02

                                   without sales charge        with sales charge
                                   --------------------        -----------------
Class A                                 $  24,532                    23,126
Class B                                    24,528                    24,528
Class D                                    24,528                    24,286
Class Z                                    24,567                       n/a

Line Chart:
                          -----------------------------

                                GROWTH OF $10,000
                                 SINCE INCEPTION

                 Class A shares          Classs A shares
                 With sales charge       without sales charge     NAREIT Index
4/01/94          9425                    10000                    10000
                 9441.02                 10017                    10169.8
                 9731.81                 10325.5                  10396.2
                 9551.77                 10134.5                  10184.1
                 9393.21                 9966.27                  10134.3
                 9535.99                 10117.8                  10164.6
                 9338.59                 9908.32                  9975.83
                 9057.5                  9610.08                  9629.79
                 8720.56                 9252.58                  9298.66
                 9591.74                 10176.9                  9977.44
                 9239.73                 9803.42                  9759.58
                 9329.35                 9898.52                  10000.6
                 9394.66                 9967.81                  9960.55
                 9253.74                 9818.29                  9957.99
                 9710.87                 10303.3                  10381.2
                 9954.61                 10561.9                  10546.3
                 10106.9                 10723.5                  10728.1
                 10174.6                 10795.4                  10856.9
                 10429                   11065.3                  11043.1
                 10197.5                 10819.6                  10806.5
                 10283.1                 10910.5                  10905.2
                 11209.6                 11893.5                  11500.7
                 11421.5                 12118.3                  11689.9
                 11518.6                 12221.3                  11826.8
                 11448.3                 12146.8                  11762.3
                 11439.2                 12137.1                  11821.9
                 11698.8                 12412.6                  12127.4
                 11976.1                 12706.7                  12285.4
                 11994.1                 12725.8                  12378.2
                 12574.6                 13341.7                  12865.4
                 13101.5                 13900.7                  13089.4
                 13358.2                 14173.2                  13477.9
                 14046.2                 14903.1                  14092
                 15502.8                 16448.6                  15556.6
                 15809.7                 16774.3                  15730.4
                 15906.2                 16876.6                  15698.3
                 16124.1                 17107.8                  15664.9
                 15572.6                 16522.7                  15233.8
                 16066.3                 17046.5                  15681.7
                 16794.1                 17818.7                  16443.8
                 17674.1                 18752.4                  16951.8
                 17497.4                 18564.9                  16911.3
                 19061.6                 20224.6                  18387.2
                 18409.7                 19532.9                  17890.2
                 18873.7                 20025.1                  18276.9
                 19337.9                 20517.7                  18708.4
                 19266.4                 20441.8                  18609.5
                 18906.1                 20059.5                  18292.9
                 19543.3                 20735.5                  18621.1
                 18695.1                 19835.6                  18014.5
                 18549.3                 19680.9                  17888.3
                 18497.3                 19625.8                  17767.2
                 17407.8                 18469.8                  16613.8
                 16130.1                 17114.2                  15045.9
                 16967.2                 18002.4                  15897.7
                 16680.5                 17698.1                  15603.4
                 17019.1                 18057.4                  15833.1
                 16949.3                 17983.4                  15434
                 16647.6                 17663.3                  15111.6
                 16529.4                 17537.9                  14756.6
                 16431.9                 17434.4                  14690
                 17790.8                 18876.2                  16084
                 18324.6                 19442.5                  16437.4
                 17910.4                 19003.1                  16171.2
                 17249.5                 18301.9                  15656.6
                 17239.2                 18290.9                  15457.6
                 16468.6                 17473.3                  14870.8
                 16134.3                 17118.6                  14505
                 16000.4                 16976.5                  14269.1
                 16531.6                 17540.1                  14721
                 16599.4                 17612                    14769.4
                 16191                   17178.8                  14593.5
                 17031.3                 18070.4                  15073.3
                 18053.2                 19154.6                  16086.1
                 18203                   19313.6                  16244.4
                 18880.2                 20032                    16661.1
                 20505.8                 21756.8                  18117.3
                 19693.7                 20895.2                  17382
                 20507.1                 21758.2                  17935
                 19531                   20722.5                  17158.6
                 20107.1                 21333.8                  17378.9
                 21301.5                 22601                    18602.2
                 21099.1                 22386.3                  18796.4
                 20801.6                 22070.7                  18496.1
                 20443.8                 21691.1                  18675.7
                 21165.5                 22456.8                  19121.2
                 21622.7                 22941.8                  19584.1
                 22561.1                 23937.5                  20732
                 22161.8                 23513.8                  20320.2
                 22864.3                 24259.2                  21063.2
                 21421.6                 22728.5                  20188.5
                 20695.4                 21958                    19610.9
                 21887.4                 23222.7                  20690.1
                 22452.1                 23821.9                  21194
                 22589.1                 23967.2                  21235.6
                 23036.3                 24441.7                  21645
                 23907.1                 25365.6                  22943.5
                 24081.6                 25550.8                  23139.1
                 24558.5                 26056.7                  23452.4
                 24909.6                 26429.3                  24093.4
                 23619.3                 25060.3                  22833.1
                 23378.4                 24804.7                  22788.5
                 22455                   23824.9                  21913.9
                 21788                   23117.3                  20859.4
                 22901.4                 24298.6                  21841.6
12/31/02         23126                   24532                    22003.8

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a$ 10,000 investment made on April 1, 1994, and reinvestment of income and capital gains distributions. The National Association of Real Estate Investment Trusts (NAREIT) Index is an unmanaged index that tracks performance of all publicly traded equity REITs. Unlike the fund, indexes are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from March 31, 1994.

--------------------------------------------------------------------------------

Real estate outperformed stocks in 2002 -- again

Following two consecutive years of strong returns relative to the broader equity markets, real estate securities outperformed the stock market again in 2002, although performance slowed. For the 12 months ended December 31, 2002, the fund's class A shares returned 2.97% without a sales charge. The NAREIT Index, a common measure of real estate securities performance, returned 3.81%. The fund's underperformance relative to this index was largely the result of the portfolio's overweight in office-sector holdings and its underweight in lodging stocks during the first quarter. In addition, the fund was positioned defensively when real estate investment trusts (REITs) unexpectedly rallied during the first quarter.

Timing of sector allocations influenced performance

The fund has not been immune to the effects of the slowdown in the national economy. A weaker economy affects different real estate sectors at different times and to different degrees. In the first quarter, for example, the fund achieved good results from its emphasis on regional shopping centers and industrial REITs. During the same period, the fund's overweight exposure to office REITs hurt performance as news of rising corporate layoffs and office vacancies rattled REIT investors. We reduced our exposure to the office sector in the second quarter.

In addition, lodging stocks bucked the tide of weaker economic data. These stocks rebounded early in 2002, following the steep declines suffered after the events of September 11, 2001. We were conservative in maintaining an underweighting and therefore missed the first-quarter rally. When their stock prices later corrected on a reduced earnings outlook, we added to the fund's holdings in lodging stocks.

When the economy appeared to have turned the corner at mid-year, we shifted a modest portion of the fund's assets into paper and forest products companies, whose business prospects and stock prices

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                            Class A                          Class B                            Class D                   Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date        11/1/02                          11/1/02                            11/1/02                    4/1/94
------------------------------------------------------------------------------------------------------------------------------------
                    without            with          without            with           without             with           without
                  sales charge     sales charge    sales charge     sales charge     sales charge      sales charge     sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                2.97            -2.95            2.95             -1.98             2.95              0.96             3.12
------------------------------------------------------------------------------------------------------------------------------------
5-year                3.64             2.42            3.64              3.31             3.64              3.43             3.67
------------------------------------------------------------------------------------------------------------------------------------
Life                 10.80            10.05           10.80             10.80            10.80             10.67            10.82
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through the first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

typically improve as the economy strengthens. Although the timing of this move proved to be somewhat premature, paper and forest stocks rallied in the fourth quarter on positive reports of more robust manufacturing activity. The fund ultimately benefited from these moves in the final months of the year. Our performance also improved in the second half of the year because we reduced our positions in office and residential securities, which continued to underperform as a result of weakness in national employment statistics.

REIT outlook: a modest year ahead

Because we expect a modest economic recovery in 2003, we have favored cyclical sectors of the real estate markets, such as industrial, retail and lodging shares. As we have noted in previous reports, revised REIT earnings estimates tend to lag the broader market. While revised earnings for the S&P 500 have generally moved up, REITs continue to drift down. In this environment, we expect the broader stock market to outperform REITs. To the extent possible, we plan to position the fund to benefit from any recovery in the broader market by continuing to invest in more cyclical non-REIT real-estate-related businesses.

David W. Jellison
Portfolio Manager

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

General Growth Properties                                                    6.3
iStar Financial                                                              5.6
Cousins Properties                                                           5.0
ProLogis Trust                                                               4.4
Simon Property Group                                                         3.6
Rouse                                                                        3.6
Hilton Hotels                                                                3.5
Bowater                                                                      3.5
Starwood Hotels & Resorts Worldwide                                          3.4
International Paper                                                          3.3

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Retail                                                                      25.5
Industrial                                                                  20.8
Office                                                                      15.8
Residential                                                                 11.6
Lodging                                                                      9.1

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                            COLUMBIA TECHNOLOGY FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               11/9/00 - 12/31/02

                                   without sales charge        with sales charge
                                   --------------------        -----------------
Class A                                 $  3,786                  $  3,569
Class B                                    3,776                     3,663
Class D                                    3,776                     3,739
Class Z                                    3,786                       n/a

Line Chart:
                          -----------------------------

                                GROWTH OF $10,000
                                 SINCE INCEPTION

              Class A shares          Class A shares           Merrill Lynch 100
              With sales charge       without sales charge     Technology Index
11/9/00       9425                    10000                    10000
              8212                    8713                     7182
              8126.6                  8622.38                  6786.27
              8616.63                 9142.31                  7954.19
              6422.84                 6814.68                  5653.84
              5792.11                 6145.48                  4751.49
              6941.27                 7364.74                  5804.89
              6724.7                  7134.96                  5463.56
              6865.92                 7284.8                   5483.23
              6357.16                 6744.99                  4987
              5744.96                 6095.45                  4376.09
              4285.17                 4546.6                   3241.81
              4869.24                 5166.3                   3855.81
              5556.77                 5895.78                  4585.33
              5773.49                 6125.71                  4577.07
              5735.96                 6085.9                   4602.25
              5057.97                 5366.54                  3977.72
              5754.96                 6106.05                  4440.33
              5067.24                 5376.38                  3899.05
              4756.62                 5046.81                  3680.71
              4342.32                 4607.23                  3080.02
              3664.05                 3887.58                  2668.53
              3635.83                 3857.65                  2574.86
              3268.61                 3468.03                  2111.9
              3598.42                 3817.95                  2572.29
              4012.95                 4257.78                  3140
12/31/02      3569                    3786                     2843

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 9, 2000, and reinvestment of income and capital gains distributions. The Merrill Lynch 100 Technology Index is an equally weighted, unmanaged index of 100 leading technology stocks. Unlike the fund, indexes are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from October 31, 2000.

--------------------------------------------------------------------------------

Technology stocks continued to struggle

For the 12 months ended December 31, 2002, the fund's class A shares returned negative 38.17% without sales charge. Unfortunately, this was yet another period of disappointing returns in a market that has continued to punish technology stocks. However, the fund did somewhat better than its benchmark, the Merrill Lynch 100 Technology Index, which posted a total return of negative 41.54% for the same period.

Across the broader market, stocks of all sizes and investment styles declined as investors responded to a weak economic recovery, geopolitical tensions and growing revelations of management and accounting scandals in several high-profile Fortune 500 companies. While the fund did not have investments in any of these troubled names, performance was hurt by the ongoing uncertainty generated by this environment. In the technology sector, overcapacity combined with a continued lack of demand triggered a cycle of declining earnings revisions that depressed stock prices. Unfortunately, the stimulus from government policy initiatives early in 2002 wasn't enough to jump-start demand for technology products.

Telecom and computer hardware hurt fund in first half

Telecommunications and computer hardware holdings hurt the fund's performance during the first half of the year. At mid-year we changed to a more defensive strategy, raising cash levels and moving to a "barbell" approach in managing the fund. We took large positions in names in which we had the most confidence, such as the convertible securities issued by telecommunications equipment companies Juniper Networks and Ciena. They were yielding 14% when we bought them. We later sold them at a profit. At the other end of the barbell, we spread our smaller investments broadly over many smaller companies.

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                                    Class A                        Class B                        Class D                 Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date                11/1/02                        11/1/02                        11/1/02                  11/9/00
------------------------------------------------------------------------------------------------------------------------------------
                            without          with          without          with          without           with           without
                         sales charge    sales charge   sales charge     sales charge   sales charge     sales charge   sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                       -38.17         -41.69         -38.34           -41.42         -38.34           -39.54         -38.17
------------------------------------------------------------------------------------------------------------------------------------
Life                         -36.45         -38.18         -36.53           -37.42         -36.53           -36.82         -36.45
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through the first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Opportunities in defense and international markets targeted in second half

During the second half of the year, we added Lockheed Martin (3.6% of net assets) to the portfolio in order to take advantage of increases in defense spending.(1) We also found many opportunities overseas where the market for technology was not as saturated as it was in the United States. We established a large position in the South Korean company Samsung Electronics (3.3% of net assets), which has done well. Samsung has a growing share worldwide in the end markets for memory and cell phones, and the highest profit margins in the industry. We also established a small position in SINA.com (0.7% of net assets), a Chinese Internet web portal that trades on the New York Stock Exchange. SINA.com is benefiting from the explosion of internet growth in China. The company has clean accounting, positive cash flow and a solid balance sheet.

Repositioning for growth

While fund performance held up during the difficult third quarter, our defensive strategy held us back in the fourth quarter. We failed to get a boost from the brief recovery that took place in October and November. Toward the end of the year, we positioned the fund more aggressively in anticipation of a possible rally in January. We added to our investments in software and telecommunications equipment makers--areas that we think could benefit from an increase in business spending after a long period of decline.

Outlook for 2003

In the coming year, the tax cuts and spending increases proposed by President Bush may help the technology sector, but we expect recovery to be slow. Meanwhile, we have concentrated our efforts on stock selection. We intend to maintain a research-intensive, bottom-up approach to the portfolio. Our approach will be to emphasize companies with growing or accelerating profits or those that we believe have been overlooked or underappreciated by the market.

The Technology Fund is team managed, operated by Wayne Collette and Ted Wendell

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it focuses on technology stocks.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

PMC-Sierra                                                                   5.9
Hollywood Entertainment                                                      3.8
Hewlett-Packard                                                              3.7
Lockheed Martin                                                              3.6
Samsung Electronics                                                          3.3
AT&T Wireless Services                                                       3.3
Microchip Technology                                                         3.1
Microsoft                                                                    3.1
Intersil, Class A                                                            3.1
RF Micro Devices                                                             2.7

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Technology hardware & equipment                                             42.1
Software & services                                                         25.2
Commercial services & supplies                                               6.1
Capital goods                                                                5.5
Retailing                                                                    5.2

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.


----------
(1)   Holdings are disclosed as of December 31, 2002 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                         COLUMBIA STRATEGIC VALUE FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               11/9/00 - 12/31/02

                                  without sales charge         with sales charge
                                  --------------------         -----------------
Class A                                 $  13,307                 $  12,544
Class B                                    13,277                    12,977
Class D                                    13,287                    13,156
Class Z                                    13,317                     n/a

Line Chart:

                          -----------------------------

                                GROWTH OF $10,000
                                 SINCE INCEPTION

                 Class A shares          Class A shares           Russell 3000
                 With sales charge       without sales charge     Value Index          S&P 500 Index
11/9/00          9425                    10000                    10000                10000
                 9227.08                 9790                     9639                 9212
                 10578.8                 11224.2                  10157                9257.14
                 11568                   12273.7                  10211                9585.77
                 11549.5                 12254.1                  9946                 8712.5
                 11295.4                 11984.5                  9608                 8161
                 12190                   12933.6                  10077                8794.3
                 12953                   13743.3                  10305                8853.22
                 13160.3                 13963.2                  10122                8638.08
                 13085.3                 13883.6                  10087                8553.43
                 12878.5                 13664.2                  9707                 8018.84
                 11616.4                 12325.1                  8997                 7371.72
                 12003.3                 12735.6                  8940                 7512.52
                 13096.8                 13895.8                  9468                 8088.73
                 13730.6                 14568.3                  9716                 8159.91
                 13759.5                 14598.9                  9656                 8040.78
                 13872.3                 14718.6                  9675                 7885.59
                 14694.9                 15591.5                  10152                8182.09
                 14628.8                 15521.3                  9858                 7686.25
                 14647.8                 15541.5                  9877                 7630.14
                 14042.9                 14899.6                  9338                 7086.88
                 12852                   13636.1                  8431                 6534.81
                 12889.3                 13675.7                  8487                 6577.29
                 11603                   12310.8                  7567                 5862.99
                 12152.9                 12894.4                  8096                 6378.35
                 13328.1                 14141.2                  8614                 6753.4
12/31/02         12544                   13307                    8242                 6444

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 9, 2000, and reinvestment of income and capital gains distributions. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The S&P 500 Index is an unmanaged index generally considered representative of the US stock market. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from October 31, 2000.

--------------------------------------------------------------------------------

Fund outperformed indexes and peers

Although Columbia Strategic Value Fund suffered along with the rest of the stock market and recorded a negative return for 2002, it held up much better than both the broad market and its peers. For the 12-month period ended December 31, 2002, the fund's class A shares recorded a negative 8.63% return, without a sales charge. By comparison, the Russell 3000 Value Index slid 15.18% and the S&P 500 Index declined 22.09%. The fund's peer group, the Lipper Multi-Cap Value Fund Category Average, dipped 17.91% during the same period.(1) The fund's outperformance can be attributed to its emphasis on small- and mid-cap stocks, a defensive positioning early in the year and a timely move into technology and telecommunications stocks in the second half of the period.

Economy's strong start faded

The economy was off to a strong start in the first half of 2002. In this post September 11 environment, companies rebuilt inventory levels, auto sales were strong and housing was spurred by low mortgage rates. However, the growth started to fade in June through September as economic indicators turned mixed and consumer confidence weakened. Signs of stabilization late in the year buoyed hopes that the recovery would gain momentum in 2003.

Tech rally, health care disappointments

By mid-year we had allowed the fund's cash position to grow to 25% of net assets. We put much of this cash to work in the technology and telecommunications sectors in the second half of the year. New or increased positions included Autodesk, BEA Systems, Comverse Technology, SAP AG, SBC Communications, Teradyne and others.(2) The fund benefited as technology stocks posted strong gains in October and November.

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                                  Class A                          Class B                       Class D                 Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date              11/1/02                          11/1/02                       11/1/02                 11/9/00
------------------------------------------------------------------------------------------------------------------------------------
                           without         with            without         with             with          without        without
                        sales charge   sales charge     sales charge   sales charge     sales charge    sales charge   sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                      -8.63         -13.91            -8.84          -13.35           -8.77         -10.60          -8.56
------------------------------------------------------------------------------------------------------------------------------------
Life                        14.27          11.16            14.15           12.94           14.19          13.66          14.31
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any differences in expenses (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. If difference in expenses had been reflected, the returns shown for periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Disappointments were mostly in the health care and financial sectors. The health care sector was the single largest detractor with both Bristol-Myers Squibb and Schering-Plough performing poorly for the period. Retailers Circuit City Stores and American Eagle Outfitters also did not live up to our expectations. We eliminated our position in American Eagle Outfitters during the period.

Continued emphasis in basic materials and capital goods

We continued to overweight the basic materials and capital goods areas, which are core elements of most value funds. Many of these holdings benefited from the declining US dollar. In the capital goods area, we added Trinity Industries, Greenbrier (railroad equipment), Rockwell Automation and Precision Castparts. In the basic materials area, we added to our positions in A. Schulman, Votorantim Celulose e Papel (VCP) (Brazilian pulp and paper manufacturer), Rohm & Haas and Georgia-Pacific.

Weak dollar benefited foreign holdings

We added to our international exposure throughout the year because we believed that there were a number of attractively valued companies abroad with better growth prospects than many domestically-focused US companies. Also, a declining US dollar had the potential to benefit returns from these holdings. Among the names we added were Nokian Renkaat, AO VimpelCom and Stockmann. At year-end, the fund's international exposure stood at about 10% of total investments.

Outlook

We expect the economy to strengthen again in 2003. If there is a reduction in Mideast tensions and oil prices decline, that could provide an additional lift to economic growth. However, our primary focus continues to anticipate areas with strong earnings potential where stocks are selling at modest valuations.

Robert A. Unger
Portfolio Manager

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility associated with international investing. Stocks of small- and mid-cap companies may trade less frequently, may trade smaller volumes and may fluctuate more sharply in price than stocks of larger companies.

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                                 % of net assets
                                December 31, 2002

3M                                                                           1.6
Wachovia                                                                     1.4
American International Group                                                 1.3
Unilever                                                                     1.2
Caterpillar                                                                  1.2
Nokian Renkaat                                                               1.0
Samsung Electronics                                                          1.0
SBC Communications                                                           1.0
Temple Inland                                                                1.0
Honeywell International                                                      1.0

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Financials                                                                  13.0
Industrials                                                                 12.4
Consumer discretionary                                                      12.2
Information technology                                                      12.2
Energy                                                                       9.3

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

----------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

(2) Holdings are disclosed as of December 31, 2002 as a percentage of net assets: AO VimpelCom (0.9%), A. Schulman (0.4%), Autodesk (0.5%), BEA Systems (0.4%), Bristol-Myers Squibb (0.9%), Circuit City Stores (0.2%), Comverse Technology (0.5%), Georgia-Pacific (0.8%), Greenbrier (0.1%), Nokian Renkaat (1.0%), Precision Castparts (0.4%), Rockwell Automation (0.3%), Rohm & Haas (0.4%), SAP AG (0.6%), SBC Communications (1.0%), Schering-Plough (0.5%), Stockmann (0.3%), Teradyne (0.5%), Trinity Industries (0.2%) and VCP (0.2%).

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                   without sales charge        with sales charge
                                   --------------------        -----------------
Class A                                  $  20,755                 $  19,567
Class B                                     20,729                    20,729
Class D                                     20,717                    20,509
Class Z                                     20,760                       n/a

Line Chart:

                          -----------------------------

                         GROWTH OF $10,000 OVER 10 YEARS

                 Class A with            Class A without          Lehman Brothers
                 sales charge            sales charge             Aggregate Bond Index         S&P 500 Index
12/31/92         9425                    10000                    10000                        10000
                 9660.63                 10250                    10084                        10192
                 9818.09                 10417.1                  10221.1                      10370.4
                 10014.5                 10625.4                  10436.8                      10413.9
                 9839.2                  10439.5                  10184.2                      10486.8
                 10042.9                 10655.6                  10456.2                      10500.5
                 10218.6                 10842                    10486.5                      10690.5
                 10229.9                 10854                    10444.5                      10751.4
                 10577.7                 11223                    10840.4                      10939.6
                 10628.5                 11276.9                  10756.9                      10969.1
                 10702.9                 11355.8                  10979.6                      11009.7
                 10559.4                 11203.6                  10875.3                      10916.1
                 10708.3                 11361.6                  11006.9                      10975.1
                 10960                   11628.6                  11381.1                      11123.2
                 10762.7                 11419.3                  11072.7                      10929.7
                 10439.8                 11076.7                  10591                        10659.7
                 10487.8                 11127.7                  10726.6                      10574.5
                 10602.1                 11249                    10901.4                      10573.4
                 10402.8                 11037.5                  10634.3                      10550.1
                 10719.1                 11373                    10983.1                      10760.1
                 10913.1                 11578.9                  11432.4                      10773
                 10700.3                 11353.1                  11153.4                      10614.6
                 10718.5                 11372.4                  11403.2                      10605.1
                 10565.2                 11209.8                  10988.2                      10581.8
                 10718.4                 11372.3                  11150.8                      10654.8
                 10867.4                 11530.4                  11439.6                      10865.7
                 11227.1                 11912                    11884.6                      11124.3
                 11388.8                 12083.6                  12235.2                      11192.2
                 11532.3                 12235.8                  12594.9                      11348.9
                 11932.4                 12660.4                  13097.4                      11788.1
                 12088.7                 12826.2                  13401.3                      11874.1
                 12322.1                 13073.8                  13844.9                      11848
                 12455.1                 13215                    13879.5                      11991.4
                 12739.1                 13516.3                  14465.2                      12107.7
                 12720                   13496                    14413.1                      12265.1
                 13096.5                 13895.5                  15044.4                      12449.1
                 13405.6                 14223.4                  15334.8                      12623.4
                 13573.2                 14401.2                  15856.2                      12706.7
                 13566.4                 14394                    16003.6                      12485.6
                 13673.5                 14507.8                  16157.3                      12398.2
                 13726.9                 14564.3                  16394.8                      12328.7
                 13861.4                 14707.1                  16816.1                      12304.1
                 13990.3                 14843.8                  16880                        12469
                 13704.9                 14541                    16133.9                      12502.6
                 13922.8                 14772.2                  16474.3                      12481.4
                 14344.7                 15219.8                  17400.2                      12698.5
                 14515.4                 15400.9                  17880.5                      12980.5
                 15145.4                 16069.3                  19230.4                      13202.4
                 14986.3                 15900.6                  18849.7                      13079.6
                 15355                   16291.8                  20025.9                      13120.2
                 15399.5                 16339                    20184.1                      13153
                 15168.5                 16093.9                  19356.5                      13007
                 15593.2                 16544.5                  20510.2                      13202.1
                 16114                   17097.1                  21763.4                      13327.5
                 16597.5                 17610                    22731.8                      13486.1
                 17543.5                 18613.8                  24539                        13850.2
                 17010.2                 18048                    23164.8                      13732.5
                 17491.6                 18558.7                  24431.9                      13934.4
                 17293.9                 18349                    23615.9                      14136.4
                 17634.6                 18710.5                  24709.3                      14201.5
                 17793.3                 18878.9                  25134.3                      14344.9
                 18042.5                 19143.2                  25410.8                      14528.5
                 18673.9                 19813.2                  27242.9                      14516.9
                 19206.2                 20377.9                  28637.8                      14566.2
                 19315.6                 20494                    28929.9                      14642
                 19232.6                 20405.9                  28432.3                      14781.1
                 19876.8                 21089.5                  29586.6                      14906.7
                 19793.4                 21000.9                  29273                        14938
                 18306.9                 19423.8                  25043.1                      15181.5
                 18931.2                 20086.1                  26648.3                      15536.8
                 19544.5                 20736.9                  28812.2                      15454.4
                 20267.7                 21504.2                  30558.2                      15542.5
                 21366.2                 22669.7                  32318.3                      15589.1
                 21975.1                 23315.8                  33669.2                      15699.8
                 21487.3                 22798.2                  32622.1                      15425.1
                 22187.8                 23541.4                  33927                        15509.9
                 22400.8                 23767.4                  35240                        15559.5
                 21963.9                 23303.9                  34408.3                      15422.6
                 22715.1                 24100.9                  36311.1                      15373.3
                 22265.3                 23623.7                  35181.8                      15307.1
                 22002.6                 23345                    35005.9                      15299.5
                 21899.2                 23235.2                  34046.8                      15477
                 22578.1                 23955.5                  36201.9                      15534.2
                 23059                   24465.8                  36936.8                      15532.7
                 24075.9                 25544.7                  39108.7                      15458.1
                 23519.7                 24954.6                  37145.4                      15407.1
                 24201.8                 25678.3                  36443.4                      15593.5
                 25741                   27311.5                  40007.6                      15799.4
                 25203.1                 26740.7                  38803.3                      15753.6
                 24575.5                 26074.8                  38007.9                      15745.7
                 25389                   26937.9                  38942.9                      16073.2
                 25310.2                 26854.4                  38335.3                      16219.5
                 26396.1                 28006.4                  40716                        16454.6
                 25282.1                 26824.6                  38566.2                      16558.3
                 24908                   26427.5                  38404.2                      16667.6
                 23854.4                 25309.7                  35377.9                      16940.9
                 24276.6                 25757.7                  35551.3                      17256
                 24720.8                 26229                    36813.4                      17539
                 23165.9                 24579.2                  33459.7                      17691.6
                 22373.6                 23738.6                  31341.7                      17780.1
                 23342.4                 24766.5                  33773.8                      17705.4
                 23449.8                 24880.4                  34000.1                      17811.6
                 23119.1                 24529.6                  33173.9                      17879.3
                 23054.4                 24460.9                  32848.8                      18279.8
                 22217.5                 23573                    30795.7                      18490
                 21102.2                 22389.6                  28310.5                      18706.4
                 21511.6                 22824                    28851.2                      19097.3
                 22354.8                 23718.7                  31064.1                      18833.8
                 22480                   23851.5                  31337.5                      18713.3
                 22165.3                 23517.6                  30880                        18864.8
                 21970.3                 23310.6                  30284                        19047.8
                 22286.6                 23646.3                  31422.7                      18731.6
                 21542.3                 22856.5                  29518.4                      19095
                 21619.8                 22938.8                  29303                        19257.3
                 20711.8                 21975.4                  27216.6                      19423
                 19653.4                 20852.4                  25096.4                      19658
                 19918.7                 21133.9                  25259.5                      19990.2
                 18805.3                 19952.5                  22516.3                      20314
                 19527.4                 20718.7                  24495.5                      20220.6
                 20283.1                 21520.5                  25935.9                      20214.5
12/31/02         19567                   20755                    24413.4                      20633

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992, and reinvestment of income and capital gains distributions. The Lehman Brothers Aggregate Bond Index is an unmanaged index that represents average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds, and mortgage-backed securities with maturities greater than one year. The S&P 500 Index tracks the performance of 500 large-capitalization US Stocks. Unlike the fund, indexes are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------

For the 12 months ended December 31, 2002, the fund's class A shares returned negative 12.99%, without a sales charge. Positive performance from our fixed-income investments helped the fund outperform the S&P 500 Index, which returned negative 22.09% in 2002. Over the same year-long period, the Lehman Brothers Aggregate Bond Index gained 10.25%.

Volatility triggers flight to quality

After a strong start early in the year, stocks headed sharply south in the second and third quarters amid a weak economic recovery, the growing possibility of war with Iraq and a rash of corporate accounting scandals. Uncertainty about corporate America's profit outlook led investors to more defensive sectors, including consumer staples and select areas of health care and finance, although all major sectors of the market were down for the year. The stock market rallied in the fourth quarter as investors took advantage of lower valuations in sectors such as technology and telecommunications.

As investors backed away from risky sectors of the market, government bonds benefited. US Treasuries and mortgage-backed securities turned in solid returns. Corporate bonds also gained, but did not perform up to expectations due to the same concerns about financial reporting that affected stocks and high-yield bonds. Bonds with higher credit quality took the lead for most of the year, although lower-quality bonds rallied in the fourth quarter.

Cyclical bias hurts, mortgage stake helps

Expecting an economic recovery, we positioned the equity portion of the fund with a heavy weighting in cyclical (or economically sensitive) companies. Among the sectors we favored were basic industries, consumer cyclicals, media and technology. Our slightly above-average investment in advertising-sensitive media companies, such as AOL

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                                    Class A                         Class B                       Class D                 Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date                 11/1/02                        11/1/02                        11/1/02                10/1/91
------------------------------------------------------------------------------------------------------------------------------------
                             without           with          without           with         without         with           without
                          sales charge    sales charge    sales charge     sales charge   sales charge   sales charge   sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                       -12.99          -17.99          -13.10           -17.34         -13.15         -14.86         -12.97
------------------------------------------------------------------------------------------------------------------------------------
5-year                         1.91            0.71            1.89             1.58           1.87           1.67           1.92
------------------------------------------------------------------------------------------------------------------------------------
10-year                        7.58            6.94            7.56             7.56           7.56           7.45           7.58
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 5.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Time Warner (0.8% of net assets), and our reduced stake in more defensive consumer staples stocks, including food and beverage companies, especially hurt performance.(1) Poor performers this period included Citigroup, which was hurt by its ties to Wall Street scandals; Tyco International, which we reduced and later bought back; and Micron Technology, a semiconductor company (2.1%, 0.8% and 0.1% of net assets, respectively).

Some of the fund's strongest gains in the fixed income portion of the portfolio came from the mortgage sector. Here we focused on bonds with low coupons (or stated interest rates). These bonds carried the least prepayment risk, which is the risk that underlying mortgages would be paid off early as homeowners took advantage of low interest rates and refinanced. Our increased stake in Treasuries also benefited performance, while our above-average investment in corporate bonds and small position in high-yield bonds detracted from returns. Over the year, our corporate stake decreased, as we reduced our investment in individual issues, trimmed the number of bonds we held and focused on higher quality securities.

Outlook is brighter for 2003

We expect stocks to have a more positive impact on fund performance in 2003. We plan to increase our cyclical exposure in anticipation of improvements in the economy, earnings and capital spending. We are encouraged that some leading indicators have turned positive and corporate profits have improved. Our hope is that many of the problems and uncertainties that plagued 2002 will be resolved in 2003. Until then, we will try to take advantage of opportunities created by continued market volatility. On the fixed-income side, we believe the best returns are likely to come from bonds with a yield advantage over Treasuries. Our plan is to maintain a large concentration in mortgages, add to our stake in corporate bonds and prepare for the possibility of rising interest rates.

Leonard A. Aplet, Scott J. Drysdale, Ron F. Gibbs,
Ajay Mehra, Guy W. Pope and Jeffrey L. Rippey
On behalf of the Columbia Balanced Fund Team

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund is also subject to risks associated with investments in bonds, including interest rate risk, credit risk and prepayment risk.

--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS
                                 % of net assets
                                December 31, 2002

Microsoft                                                                    2.6
Citigroup                                                                    2.1
Wal-Mart Stores                                                              2.0
American International Group                                                 1.6
General Electric                                                             1.4
Bank of America                                                              1.4
SBC Communications                                                           1.2
Pfizer                                                                       1.2
American Express                                                             1.2
Pharmacia                                                                    1.1

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

                          -----------------------------

                              PORTFOLIO COMPOSITION
                                 % of net assets
                                December 31, 2002

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase agreement, cash, net receivables & payables                       2.4
Commercial mortgage backed securities                                        2.1
Common & preferred stocks                                                   55.4
Corporate notes & bonds                                                     14.6
Pass through                                                                 3.0
Collateralized mortgage obligations                                          3.2
Government issues                                                           12.2
Asset-back securities                                                        4.4
Depository receipts                                                          2.7

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.

----------
(1)   Holdings are disclosed as of December 31, 2002 and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                         COLUMBIA SHORT TERM BOND FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                  without sales charge         with sales charge
                                  --------------------         -----------------
Class A                                 $  16,984                 $  16,171
Class B                                    16,955                    16,955
Class D                                    16,974                    16,813
Class G                                    16,970                    16,970
Class T                                    16,986                    16,173
Class Z                                    16,992                       n/a

Line Chart:

                          -----------------------------

                         GROWTH OF $10,000 OVER 10 YEARS

                 Class A shares          Class A shares           Merrill Lynch 1-5            Merrill Lynch 1-3
                 With sales charge       without sales charge     Year Gov't/Corp Index        Treasury Index
12/31/92         9525                    10000                    10000                        10000
                 9649.78                 10131                    10154                        10104
                 9771.36                 10258.6                  10278.9                      10189.9
                 9789.93                 10278.1                  10319                        10221.5
                 9866.29                 10358.3                  10398.4                      10283.8
                 9816.96                 10306.5                  10370.4                      10255
                 9905.31                 10399.3                  10477.2                      10330.9
                 9913.24                 10407.6                  10500.2                      10355.7
                 10026.2                 10526.2                  10626.2                      10444.8
                 10044.3                 10545.2                  10664.5                      10479.2
                 10062.4                 10564.2                  10688                        10500.2
                 10044.3                 10545.2                  10668.7                      10503.4
                 10086.5                 10589.5                  10713.5                      10542.2
                 10141.9                 10647.7                  10803.5                      10609.7
                 10060.8                 10562.5                  10696.5                      10540.7
                 10007.5                 10506.5                  10599.2                      10489.1
                 9978.44                 10476.1                  10537.7                      10451.3
                 9988.42                 10486.5                  10552.5                      10465.9
                 10011.4                 10510.6                  10574.6                      10497.3
                 10086.5                 10589.5                  10686.8                      10587.6
                 10114.7                 10619.1                  10725.2                      10624.7
                 10083.4                 10586.2                  10669.5                      10600.2
                 10102.5                 10606.3                  10684.4                      10623.5
                 10072.2                 10574.5                  10628.8                      10575.8
                 10083.3                 10586.1                  10655.4                      10600.1
                 10208.3                 10717.4                  10817.4                      10747.4
                 10316.5                 10831                    11002.3                      10894.6
                 10369.1                 10886.2                  11068.4                      10956.8
                 10458.3                 10979.9                  11182.4                      11054.3
                 10625.7                 11155.5                  11444                        11248.8
                 10673.5                 11205.8                  11512.7                      11309.6
                 10706.6                 11240.5                  11542.6                      11355.9
                 10766.5                 11303.4                  11622.3                      11424.1
                 10812.8                 11352                    11688.5                      11480
                 10913.4                 11457.6                  11803.1                      11577.6
                 11025.8                 11575.6                  11928.2                      11679.5
                 11111.8                 11665.9                  12034.3                      11769.4
                 11210.7                 11769.7                  12141.4                      11869.5
                 11131.1                 11686.2                  12058.9                      11819.6
                 11081                   11633.6                  12022.7                      11809
                 11069.9                 11622                    12010.7                      11817.3
                 11075.5                 11627.8                  12019.1                      11843.3
                 11161.8                 11718.5                  12122.5                      11928.5
                 11197.6                 11756                    12166.1                      11975
                 11218.8                 11778.3                  12195.3                      12015.8
                 11336.6                 11902                    12329.4                      12125.1
                 11471.5                 12043.6                  12499.6                      12262.1
                 11562.2                 12138.8                  12620.8                      12356.5
                 11541.4                 12116.9                  12588                        12356.5
                 11589.8                 12167.8                  12643.4                      12415.9
                 11606                   12184.8                  12666.2                      12444.4
                 11572.4                 12149.5                  12635.8                      12439.4
                 11678.9                 12261.3                  12757.1                      12541.4
                 11744.3                 12329.9                  12850.2                      12626.7
                 11821.8                 12411.3                  12950.4                      12713.8
                 11958.9                 12555.3                  13140.8                      12853.7
                 11950.5                 12546.5                  13122.4                      12865.3
                 12028.2                 12628                    13244.4                      12963
                 12122                   12726.5                  13363.6                      13059
                 12126.9                 12731.6                  13389                        13090.3
                 12206.9                 12815.7                  13488.1                      13178
                 12330.2                 12945.1                  13645.9                      13305.8
                 12315.4                 12929.6                  13643.2                      13317.8
                 12349.9                 12965.8                  13697.8                      13372.4
                 12412.9                 13031.9                  13763.5                      13435.3
                 12477.4                 13099.7                  13847.5                      13506.5
                 12526.1                 13150.8                  13927.8                      13576.7
                 12576.2                 13203.4                  13989.1                      13640.5
                 12746                   13381.6                  14191.9                      13812.4
                 12929.5                 13574.3                  14445.9                      13994.7
                 12992.9                 13640.8                  14493.6                      14063.3
                 12946.1                 13591.7                  14473.3                      14050.6
                 12992.7                 13640.6                  14526.9                      14101.2
                 13036.9                 13687                    14599.5                      14157.6
                 12935.2                 13580.2                  14468.1                      14088.2
                 13024.4                 13674                    14586.7                      14186.9
                 13050.5                 13701.3                  14634.9                      14232.3
                 13015.2                 13664.3                  14577.8                      14223.7
                 13056.9                 13708                    14620.1                      14267.8
                 13084.3                 13736.8                  14636.2                      14313.5
                 13096.1                 13749.2                  14665.4                      14355
                 13172                   13828.9                  14784.2                      14448.3
                 13186.5                 13844.1                  14818.2                      14487.3
                 13199.7                 13858                    14841.9                      14514.8
                 13224.8                 13884.3                  14844.9                      14535.1
                 13212.9                 13871.8                  14813.7                      14529.3
                 13294.8                 13957.8                  14917.4                      14626.7
                 13348                   14013.6                  15033.8                      14717.4
                 13384                   14051.5                  15044.3                      14755.6
                 13438.9                 14109.1                  15087.9                      14816.1
                 13543.7                 14219.1                  15287.1                      14970.2
                 13600.6                 14278.9                  15395.6                      15066
                 13691.8                 14374.5                  15538.8                      15177.5
                 13749.3                 14434.9                  15678.7                      15286.8
                 13808.4                 14497                    15749.2                      15369.3
                 13961.6                 14657.9                  15930.3                      15515.4
                 14186.4                 14893.9                  16161.3                      15700
                 14360.9                 15077.1                  16395.7                      15896.2
                 14478.7                 15200.7                  16523.5                      15999.5
                 14584.4                 15311.7                  16673.9                      16132.4
                 14600.4                 15328.5                  16683.9                      16175.9
                 14685.1                 15417.4                  16782.3                      16266.5
                 14736.5                 15471.4                  16844.5                      16321.8
                 14962                   15708.1                  17114                        16504.6
                 15083.2                 15835.3                  17238.9                      16600.3
                 15286.8                 16049.1                  17547.5                      16874.2
                 15473.3                 16244.9                  17754.5                      17034.5
                 15372.7                 16139.3                  17648                        16997.1
                 15334.3                 16099                    17610.9                      17003.9
                 15391                   16158.5                  17662                        17037.9
                 15460.3                 16231.3                  17771.5                      17119.7
                 15372.1                 16138.7                  17593.8                      17003.2
                 15558.1                 16334                    17836.6                      17193.7
                 15653.1                 16433.7                  17973.9                      17262.5
                 15745.4                 16530.6                  18130.3                      17407.5
                 15838.3                 16628.1                  18362.4                      17619.8
                 15950.8                 16746.2                  18518.5                      17679.7
                 16116.6                 16920.4                  18753.6                      17826.5
                 16029.6                 16829                    18751.8                      17867.5
                 16032.8                 16832.4                  18721.8                      17813.9
12/31/02         16171                   16984                    19006.3                      17981.3

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992, and reinvestment of income and capital gains distributions. The Merrill Lynch 1-5 Year Government/Corporate Index is an unmanaged index that includes all US government debt with at least $100 million face value outstanding, as well as investment-grade rated corporate debt with at least $100 million face value outstanding and a maturity of 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended to provide a benchmark for the prior investment objective and strategy of the fund. Unlike the fund, indexes are not investments, do not incur fees, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------

For the 12-month period ended December 31, 2002, the class A shares of Columbia Short Term Bond Fund returned 5.51%, without sales charge. By comparison, the Merrill Lynch 1-5 Year Government/Corporate Index returned 7.91%. The Merrill Lynch 1-3 Year Treasury Index returned 5.76%, and the Lipper Short Investment Grade Debt Category returned an average of 4.37%.(1) The fund's performance for the year was strong versus its peer group but less than its benchmark indexes. This performance was primarily the result of our overweighting in corporate bonds, which were weak performers this period.

Short-term rates fall

At the beginning of 2002, signs of an economic recovery and expectations that the Federal Reserve would raise short-term interest rates caused bond yields to rise. But, a string of corporate scandals, terrorist threats and unrest in the Middle East undermined investor confidence. As concerns of a double-dip recession persisted into the fall, the Fed cut the federal funds target rate on November 6 by one-half percentage point--from 1.75% to 1.25%. These events caused bond yields to fall through the second and third quarters of the year.

Growth was elusive as inflation remained tame

Economic growth started off strong in the first quarter, but became mixed as the year progressed. For the first quarter of 2002, the gross domestic product (GDP) growth rate was 5%. The rate then declined to 1.3% in the second quarter and rose again to 4% in the third quarter. At year end, expectations were that the fourth quarter growth rate would be only half as much as the third quarter, or even less. Inflation remained benign during 2002, rising from 1.5% at the beginning of the year to 2.4% at year-end. Despite the overall rise, inflation actually declined after subtracting volatile prices in the food and energy sectors.

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                              Class A                      Class B                      Class D
---------------------------------------------------------------------------------------------------------
Public offering date          11/1/02                      11/1/02                      11/1/02
---------------------------------------------------------------------------------------------------------
                        without       with           without        with          without       with
                    sales charge  sales charge   sales charge   sales charge   sales charge  sales charge
---------------------------------------------------------------------------------------------------------
1-year                   5.51          0.46           5.33          0.33            5.45          3.36
---------------------------------------------------------------------------------------------------------
5-year                   5.79          4.77           5.76          5.43            5.78          5.58
---------------------------------------------------------------------------------------------------------
10-year                  5.44          4.92           5.42          5.42            5.43          5.33
---------------------------------------------------------------------------------------------------------

                              Class G                       Class T              Class Z
------------------------------------------------------------------------------------------
Public offering date          11/1/02                       11/1/02             11/6/86
------------------------------------------------------------------------------------------
                      without          with           without      with         without
                    sales charge   sales charge   sales charge  sales charge  sales charge
------------------------------------------------------------------------------------------
1-year                   5.42            0.42          5.52        0.47           5.56
------------------------------------------------------------------------------------------
5-year                   5.77            5.29          5.79        4.78           5.80
------------------------------------------------------------------------------------------
10-year                  5.43            5.43          5.44        4.92           5.44
------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-%, thereafter-0%. For class T shares, the "with sales charge" returns include the maximum 4.75% charge. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, D, G and T (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, D, G and T would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Corporate bonds faltered, Treasuries gained favor

Investment-grade corporate bonds performed well during the first four months of the year. However, as the economy and stock market weakened, the sector gave back its gains. Treasuries rallied as investors fled to safe havens. The bond market reversed course again in November when the Fed cut the federal funds rate. This rate cut caused corporate bonds to rally during the last quarter of the year.

Emphasis on higher quality

We increased the fund's overall credit quality by reducing the fund's exposure to corporate bonds and increasing holdings in Treasuries. The fund began the year with an overall portfolio of above-average credit quality, compared to the Merrill Lynch 1-5 Year Government/Corporate Index. Nevertheless, we continued to direct assets into higher quality securities, including Treasuries and mortgage- and asset-backed securities. At year end, the fund's average credit quality was AA+/AAA.

Managing the fund's risk exposure

At the start of the year, the fund was overweighted in utility bonds and had positions in the bonds of several large telecommunications companies. Both sectors were plagued by corporate scandals, the weak economy and credit downgrades. TXU Eastern Funding, a utility company, was unexpectedly downgraded to "junk" bond status, causing us to sell the position at a loss. As the year progressed, we pared back our exposure in these more volatile areas and upgraded the overall credit quality of our corporate holdings.

We also continued to reduce the size of the fund's individual holdings in an attempt to minimize the impact of other surprise rating downgrades. We also took a cautious approach during the year to duration, which measures a fund's sensitivity to changing interest rates. At no point was the fund's duration longer than either of its benchmarks.

Outlook

We believe that interest rates on short-term bonds are likely to remain close to year-end levels. A large federal budget deficit and improving economy would generally be unfavorable for longer-term bonds. However, they would most likely have less impact on short-term bond prices. In addition, corporate yield spreads--the difference between the yield on corporate bonds and Treasury bonds with the same maturity--were wide at the end of the year. We think that makes corporate bonds attractive, especially if the economy improves in 2003.

Leonard A. Aplet and Jeffrey L. Rippey
Portfolio Managers

The fund offers the potential for current income and capital preservation but is subject to interest rate risk and prepayment risk.

--------------------------------------------------------------------------------

                              PORTFOLIO COMPOSITION
                                 % of net assets
                                December 31, 2002

Corporate notes & bonds                                                     32.9
Collateralized mortgage obligations                                         16.1
Mortgage-backed securities                                                  14.5
Government issues                                                           13.8
Asset-backed securities                                                     13.7
Cash, net receivables & payables                                             8.4
Commercial mortgage-backed securities                                        0.6

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.

                          -----------------------------

                                PORTFOLIO QUALITY
                             % of portfolio holdings
                                December 31, 2002

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Treasury                                                                     8.7
Agency                                                                      24.9
Aaa                                                                         34.8
Aa                                                                           8.1
A                                                                           17.6
Bbb                                                                          5.9

Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------
Portfolio composition and portfolio quality are disclosed as of December 31, 2002 and are subject to change.

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                     COLUMBIA FIXED INCOME SECURITIES FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                   without sales charge        with sales charge
                                   --------------------        -----------------
Class A                                 $  19,688                 $  18,756
Class B                                    19,661                    19,661
Class D                                    19,667                    19,476
Class Z                                    19,704                       n/a

Line Chart:

                          -----------------------------

                         GROWTH OF $10,000 OVER 10 YEARS

                                                                 Lehman Brothers
                 Class A shares         Class A shares           Aggregate
                 With sales charge      without sales charge     Bond Index
12/31/92         9525                   10000                    10000
                 9759.32                10246                    10192
                 9939.86                10435.5                  10370.4
                 9979.62                10477.3                  10413.9
                 10054.5                10555.9                  10486.8
                 10040.4                10541.1                  10500.5
                 10268.3                10780.4                  10690.5
                 10327.9                10842.9                  10751.4
                 10551                  11077.1                  10939.6
                 10579.4                11107                    10969.1
                 10609.1                11138.1                  11009.7
                 10470.1                10992.2                  10916.1
                 10521.4                11046.1                  10975.1
                 10666.6                11198.5                  11123.2
                 10447.9                10968.9                  10929.7
                 10201.3                10710.1                  10659.7
                 10118.7                10623.3                  10574.5
                 10110.6                10614.8                  10573.4
                 10093.4                10596.8                  10550.1
                 10272.1                10784.3                  10760.1
                 10280.3                10793                    10773
                 10134.3                10639.7                  10614.6
                 10112                  10616.3                  10605.1
                 10088.8                10591.9                  10581.8
                 10166.5                10673.4                  10654.8
                 10361.6                10878.4                  10865.7
                 10596.9                11125.3                  11124.3
                 10668.9                11201                    11192.2
                 10825.8                11365.6                  11348.9
                 11257.7                11819.1                  11788.1
                 11347.8                11913.6                  11874.1
                 11318.2                11882.7                  11848
                 11460.9                12032.4                  11991.4
                 11585.8                12163.5                  12107.7
                 11737.6                12322.9                  12265.1
                 11917.1                12511.4                  12449.1
                 12088.8                12691.6                  12623.4
                 12162.5                12769                    12706.7
                 11937.5                12532.8                  12485.6
                 11858.7                12450.1                  12398.2
                 11767.4                12354.2                  12328.7
                 11741.5                12327                    12304.1
                 11907                  12500.8                  12469
                 11926.1                12520.8                  12502.6
                 11916.6                12510.8                  12481.4
                 12131.1                12736                    12698.5
                 12388.2                13006                    12980.5
                 12617.4                13246.6                  13202.4
                 12497.6                13120.8                  13079.6
                 12547.5                13173.3                  13120.2
                 12586.4                13214.1                  13153
                 12453                  13074                    13007
                 12636.1                13266.2                  13202.1
                 12753.6                13389.6                  13327.5
                 12900.3                13543.6                  13486.1
                 13255                  13916                    13850.2
                 13137.1                13792.2                  13732.5
                 13326.2                13990.8                  13934.4
                 13528.8                14203.5                  14136.4
                 13569.4                14246.1                  14201.5
                 13692.9                14375.7                  14344.9
                 13857.2                14548.2                  14528.5
                 13846.1                14536.6                  14516.9
                 13877.9                14570                    14566.2
                 13950.1                14645.8                  14642
                 14088.2                14790.8                  14781.1
                 14202.3                14910.6                  14906.7
                 14223.6                14932.9                  14938
                 14455.5                15176.3                  15181.5
                 14730.1                15464.7                  15536.8
                 14600.5                15328.6                  15454.4
                 14661.8                15393                    15542.5
                 14713.1                15446.9                  15589.1
                 14817.6                15556.5                  15699.8
                 14533.1                15257.9                  15425.1
                 14626.1                15355.5                  15509.9
                 14674.4                15406.2                  15559.5
                 14499.8                15222.8                  15422.6
                 14436                  15155.9                  15373.3
                 14339.2                15054.3                  15307.1
                 14310.5                15024.2                  15299.5
                 14486.6                15209                    15477
                 14527.1                15251.6                  15534.2
                 14544.6                15269.9                  15532.7
                 14487.8                15210.3                  15458.1
                 14402.4                15120.6                  15407.1
                 14549.3                15274.8                  15593.5
                 14734                  15468.8                  15799.4
                 14682.5                15414.7                  15753.6
                 14670.7                15402.3                  15745.7
                 14989.1                15736.6                  16073.2
                 15095.5                15848.3                  16219.5
                 15325                  16089.2                  16454.6
                 15432.2                16201.8                  16558.3
                 15517.1                16290.9                  16667.6
                 15799.5                16587.4                  16940.9
                 16120.2                16924.2                  17256
                 16405.6                17223.7                  17539
                 16548.3                17373.5                  17691.6
                 16637.7                17467.4                  17780.1
                 16532.8                17357.3                  17705.4
                 16643.6                17473.6                  17811.6
                 16691.9                17524.3                  17879.3
                 17074.1                17925.6                  18279.8
                 17238                  18097.7                  18490
                 17419                  18287.7                  18706.4
                 17770.9                18657.1                  19097.3
                 17548.8                18423.9                  18833.8
                 17431.2                18300.5                  18713.3
                 17537.5                18412.1                  18864.8
                 17679.6                18561.2                  19047.8
                 17430.3                18299.5                  18731.6
                 17752.8                18638.1                  19095
                 17887.7                18779.7                  19257.3
                 17953.9                18849.2                  19423
                 18126.2                19030.2                  19658
                 18436.2                19355.6                  19990.2
                 18705.3                19638.2                  20314
                 18488.4                19410.4                  20220.6
                 18468                  19389                    20214.5
12/31/02         18755.8                19688                    20633

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992, and reinvestment of income and capital gains distributions. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million per amount outstanding and with at least one year to final maturity. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------

For the 12-month period ended December 31, 2002, Columbia Fixed Income Securities Fund class A shares returned 7.56%, without a sales charge. By comparison, the Lehman Brothers Aggregate Bond Index returned 10.25%. The fund's underperformance was primarily the result of an overweighting in corporate bonds, which were weak performers during the period. Fund performance was also hindered by disappointments from a few individual corporate and high-yield issues.

After false start, rates fell

Despite robust growth in the first quarter of 2002, economic signals became mixed, the stock market sputtered and interest rate increases that many investors were expecting failed to materialize. Reflecting the Federal Reserve's concerns over the economy's continued weakness, the federal funds rate--the target overnight interest rate at which commercial banks lend money to each other--was lowered in November from 1.75% to 1.25%. Longer-term bond yields fell throughout most of the year, especially those in the intermediate (two to 10-year) maturity range. Mortgage rates declined along with other interest rates and that helped keep the US economy chugging along. Lower mortgage rates spurred refinancing activity and helped prop up spending, as consumers continued to purchase both big-ticket items (such as automobiles) and smaller-ticket retail items.

Fears of robust growth gave way to weakness

The deceleration of economic growth during the period was significant. During the first quarter of 2002, the US gross domestic product (GDP) was 5.0%, but fell to 1.3% in the second quarter. GDP growth rose in the third quarter to 4.0%. At year end, expectations were that fourth quarter GDP growth could be half as much as the third quarter, or even less. Inflation remained benign during 2002, rising from 1.5%

                         AVERAGE ANNUAL TOTAL RETURN (%)
                             As of December 31, 2002

                                  Class A                         Class B                         Class D                 Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date              11/1/02                         11/1/02                         11/1/02                 2/25/83
------------------------------------------------------------------------------------------------------------------------------------
                          without           with          without           with          without            with         without
                       sales charge     sales charge   sales charge     sales charge   sales charge      sales charge   sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                      7.56             2.44           7.41             2.41           7.44             5.41           7.65
------------------------------------------------------------------------------------------------------------------------------------
5-year                      6.49             5.46           6.46             6.15           6.47             6.25           6.51
------------------------------------------------------------------------------------------------------------------------------------
10-year                     7.01             6.49           6.99             6.99           7.00             6.89           7.02
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any differences in expenses (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. If difference in expenses had been reflected, the returns shown for periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

at the beginning of the year to 2.4% at year end. Despite the overall rise, inflation actually declined after subtracting the volatile food and energy sectors.

What helped in the first half hurt in the second

Investment-grade corporate bonds and high-yield securities performed well early in the calendar year, but these sectors gave back gains when it became apparent that the economic recovery was losing ground. The November cut in the federal funds rate helped corporate and high-yield bonds to generate a brief recovery in the fourth quarter.

A shift to higher quality

Over the year we increased the overall credit quality of the fund's portfolio by shifting assets out of corporate bonds and into Treasuries. The fund began the year overweighted in corporate bonds (42% of net assets), including high-yield bonds (6.7% of net assets).(1) By the end of the year, this weighting had been reduced to 33% of net assets, reflecting some reductions in the high-yield area (to 4.5%), but mostly decreases in investment-grade corporates. We redirected these assets into higher quality securities, including Treasuries and mortgage- and asset-backed securities. At year end the fund's weighted average credit quality was AA+.

We also upgraded the overall credit quality of our corporate holdings. At the beginning of 2002 the fund was overweighted in utility bonds and had positions in the bonds of several large telecommunications companies. Both sectors were plagued by corporate scandals and a weak economy. The fund was not immune to the credit downgrades in this area. TXU Eastern Funding was one example of a utility holding that held back performance. It was unexpectedly downgraded to "junk" bond status, causing us to sell the position at a loss. Throughout the year, we pared back our exposure to those more volatile areas.

Managing risk

With an eye toward managing individual security risk, we continued to reduce the size of the fund's individual holdings so that the impact of any future downgrade would be less significant. We also took a cautious approach to duration, which measures a fund's sensitivity to changing interest rates. At no point was the fund's duration longer than its benchmark. The fund closed the year with a duration of 3.7 years.

Outlook

We think that intermediate and long-term interest rates are likely to stay close to current levels for the first half of 2003, and we believe that the Fed is likely to leave short-term interest rates unchanged. For bonds with longer maturities, a bigger federal budget deficit and improving economy generally would be unfavorable. However, corporate yield spreads--the difference between the yield on corporate bonds and Treasury bonds with the same maturity--were wide at the end of the year. We think that makes them attractive, especially if the economy improves in 2003.

Leonard A. Aplet and Jeffrey L. Rippey
Portfolio Managers

The fund offers the potential for current income and capital preservation but is subject to interest rate risk, credit risk and prepayment risk.

--------------------------------------------------------------------------------

                              PORTFOLIO COMPOSITION
                                 % of net assets
                                December 31, 2002

Corporate notes & bonds                                                     32.4
Government issues                                                           21.6
Mortgage-backed securities                                                  21.3
Asset-backed securities                                                      8.6
Collateralized mortgage obligations                                          8.3
Cash, net receivables & payables                                             7.8

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.

                          -----------------------------

                                PORTFOLIO QUALITY
                             % of portfolio holdings
                                December 31, 2002

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Treasury/Agency                                                             40.7
AAA                                                                         27.7
AA                                                                           5.4
A                                                                           15.0
BBB                                                                          6.8
BB                                                                           2.6
B                                                                            1.8

Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------
(1) Portfolio composition and portfolio quality are disclosed as of December 31, 2002, and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               2/24/99 - 12/31/02

                                  without sales charge         with sales charge
                                  --------------------         -----------------
Class A                                 $  12,205                 $  11,623
Class B                                    12,191                    11,891
Class D                                    12,195                    12,074
Class Z                                    12,209                       n/a

Line Chart:
                          -----------------------------

                        GROWTH OF $10,000 SINCE INCEPTION

                                                                 Lehman Brothers
                 Class A shares         Class A shares           Municipal
                 with sales charge      without sales charge     Bond Index
2/24/99          525                    10000                    10000
                 9462                   9934                     10000
                 9449                   9920.09                  10014
                 9478                   9950.84                  10039
                 9423                   9893.13                  9980.8
                 9271                   9732.86                  9837.1
                 9304                   9767.9                   9872.5
                 9212                   9671.2                   9793.5
                 9216                   9675.07                  9797.4
                 9112                   9566.7                   9691.6
                 9214                   9673.85                  9794.4
                 9152                   9608.07                  9720.9
                 9089                   9542.73                  9678.1
                 9183                   9641.03                  9790.4
                 9399                   9867.59                  10003.8
                 9326                   9790.62                  9944.8
                 9253                   9714.26                  9893.1
                 9511                   9985.28                  10155.2
                 9630                   10110.1                  10296.4
                 9779                   10266.8                  10455
                 9724                   10209.3                  10400.6
                 9845                   10335.9                  10514
                 9913                   10407.2                  10593.9
                 10148                  10653.9                  10855.5
                 10238                  10748.7                  10963
                 10253                  10764.8                  10998.1
                 10345                  10860.6                  11097.1
                 10227                  10736.8                  10977.2
                 10329                  10844.2                  11095.8
                 10399                  10917.9                  11170.1
                 10555                  11081.7                  11335.5
                 10721                  11255.7                  11522.5
                 10684                  11216.3                  11483.3
                 10807                  11346.4                  11620
                 10684                  11217                    11522.4
                 10570                  11097                    11412.9
                 10760                  11296.8                  11610.3
                 10883                  11425.5                  11749.7
                 10673                  11205                    11519.4
                 10910                  11453.8                  11744
                 10970                  11516.8                  11815.6
                 11096                  11649.2                  11940.9
                 11257                  11818.1                  12094.9
                 11384                  11951.7                  12240
                 11655                  12236.1                  12508.1
                 11446                  12017.1                  12300.5
                 11382                  11949.8                  12248.8
12/31/02         11623                  12205                    12507.3

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on February 24,1999 and reinvestment of income and capital gains distributions. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indexes are not investments and do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from February 28, 1999.

--------------------------------------------------------------------------------

For the 12 months ended December 31, 2002, class A shares of Columbia National Municipal Bond Fund returned 10.00%, without a sales charge. This return exceeded both the Lipper General Municipal Debt Funds Category Average, which returned 8.63%, and the Lehman Brothers Municipal Bond Index, which returned 9.60%. By focusing on bonds in the intermediate (five- to 15-year) maturity range and selectively holding higher-yielding bonds with investment grade equivalent characteristics, the fund outperformed both its index and peer group.(1)

Mixed period for municipal bonds

The period was generally favorable for municipal bonds as yields fell during the year and bond prices moved higher. New issuance of municipal securities rose to record levels in 2002, as state and local entities took advantage of low interest rates to refund old issues, and issue new debt. Demand was also strong as investors allocated money away from volatile stocks and into the perceived safety of bonds and cash. Despite the favorable interest rate environment, municipal finances deteriorated through the year as slow economic growth, rising unemployment and falling stock prices combined to dampen state and local tax receipts. With many states under increasing financial pressure, third-party rating agencies put numerous states on watch for a downgrade, pending legislative solutions to growing budget deficits.

Emphasis on intermediate maturities and yield

The intermediate focus of the fund helped performance during the year as bonds maturing in the five- to 15-year range did better than both longer- and shorter-term issues. In addition, the fund's successful long-term strategy of building yield in the portfolio benefited performance. We continued to execute trades that improved yield and call protection

                         AVERAGE ANNUAL TOTAL RETURN (%)
                             As of December 31, 2002

                                     Class A                        Class B                         Class D              Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date                 11/1/02                        11/1/02                         11/1/02               2/24/99
------------------------------------------------------------------------------------------------------------------------------------
                             without         with          without           with          without            with        without
                          sales charge   sales charge   sales charge      sales charge   sales charge     sales charge  sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                        10.00          4.75            9.88             4.88           9.92             7.81          10.04
------------------------------------------------------------------------------------------------------------------------------------
Life                           5.31          3.99            5.28             4.60           5.29             5.02           5.32
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

(a feature that limits the issuer's ability to redeem a bond before maturity). At the same time, we maintained core holdings in selected non-rated securities with investment grade equivalent characteristics. Throughout 2002, we maintained a weighted average credit quality of AA. We were able to identify highly creditworthy smaller issuers whose borrowings were backed by essential services revenues. These included water and sewer and school district authorities that were too small to justify major rating agency review.

Demand may slow, yields still attractive

Looking ahead, uncertainty regarding the economic recovery, the President's dividend tax proposal and the generally low level of interest rates may crimp demand for municipal bonds in 2003. Compared to alternative fixed income instruments, however, we expect yields on municipal bonds, particularly intermediate- and longer-term issues to remain attractive on a tax-adjusted basis for investors in the highest tax brackets. Given the recent drop in short-term interest rates, we believe the best returns will come from intermediate issues. We plan to maintain an average maturity in the 7- to 10-year range on the fund. We also plan to continue to focus on high-quality issues diversified nationally across both states and sectors. Our emphasis will be on issues that offer shareholders attractive expected total return on a risk-adjusted basis.

Greta R. Clapp
Portfolio Manager

The fund offers the potential for current tax-free income and capital preservation but is subject to interest rate risk, credit risk, political risk and geographic risk. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

--------------------------------------------------------------------------------

                                 TOP TEN STATES
                                 % of net assets
                                December 31, 2002

Oregon                                                                      14.4
Washington                                                                  11.4
Texas                                                                       11.4
Illinois                                                                     8.8
Tennessee                                                                    5.6
Wisconsin                                                                    5.1
Michigan                                                                     4.6
Indiana                                                                      3.8
New York                                                                     3.3
Louisiana                                                                    3.3

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in these states the future.

                          -----------------------------

                                PORTFOLIO QUALITY
                             % of portfolio holdings
                                December 31, 2002

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         58.7
AA                                                                          14.3
A                                                                            9.3
BBB                                                                          1.7
Not Rated                                                                   16.0

Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

Portfolio quality is disclosed as of December 31, 2002, and is subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                      COLUMBIA OREGON MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                  without sales charge         with sales charge
                                  --------------------         -----------------
Class A                                 $  17,519                 $  16,683
Class B                                    17,503                    17,503
Class D                                    17,510                    17,339
Class Z                                    17,539                       n/a

Line Chart:

                          -----------------------------

                         GROWTH OF $10,000 OVER 10 YEARS

                                                              Lehman Brothers
                 Class A shares       Class A shares          General Obligation
                 With sales charge    without sales charge    Bond Index
12/31/92         9525                 10000                   10000
                 9695.5               10179                   10128
                 9979.58              10477.2                 10470.3
                 9898.74              10392.4                 10353.1
                 9974.96              10472.4                 10445.2
                 10003.9              10502.8                 10500.6
                 10151                10657.2                 10663.3
                 10179.4              10687                   10681.5
                 10337.1              10852.6                 10892.9
                 10454                10975.3                 11008.4
                 10458.1              10979.7                 11022.7
                 10387                10905                   10947.8
                 10547                11073                   11174.4
                 10641.9              11172.6                 11304
                 10390.8              10908.9                 11001.1
                 10018.8              10518.4                 10596.2
                 10071.9              10574.1                 10710.7
                 10143.4              10649.2                 10793.1
                 10094.7              10598.1                 10728.4
                 10243.1              10753.9                 10896.8
                 10281                10793.7                 10943.7
                 10145.3              10651.2                 10790.5
                 10019.5              10519.1                 10635.1
                 9857.16              10348.7                 10468.1
                 10053.3              10554.7                 10653.4
                 10294.6              10808                   10905.9
                 10523.1              11047.9                 11193.8
                 10633.6              11163.9                 11346
                 10645.3              11176.2                 11352.8
                 10907.2              11451.1                 11692.3
                 10819.9              11359.5                 11612.8
                 10913                11457.2                 11747.5
                 11051.6              11602.7                 11896.7
                 11125.6              11680.5                 11972.8
                 11255.8              11817.1                 12109.3
                 11412.3              11981.4                 12280
                 11478.5              12050.9                 12377
                 11545                12120.8                 12497.1
                 11487.3              12060.2                 12439.6
                 11366.7              11933.5                 12301.5
                 11320.1              11884.6                 12258.5
                 11312.2              11876.3                 12238.9
                 11425.3              11995                   12362.5
                 11521.2              12095.8                 12478.7
                 11522.4              12097                   12477.4
                 11656.1              12237.3                 12629.7
                 11772.6              12359.7                 12776.2
                 11956.3              12552.5                 13013.8
                 11908.5              12502.3                 12961.8
                 11939.4              12534.8                 12996.8
                 12034.9              12635.1                 13115
                 11907.4              12501.2                 12945.8
                 11986                12583.7                 13046.8
                 12126.2              12730.9                 13241.2
                 12235.3              12845.5                 13384.2
                 12547.3              13173                   13730.9
                 12467                13088.7                 13610
                 12597.9              13226.2                 13765.2
                 12659.6              13291                   13840.9
                 12719.1              13353.4                 13907.3
                 12903.6              13547.1                 14104.8
                 13027.5              13677.1                 14250.1
                 13011.8              13660.7                 14261.5
                 13001.4              13649.8                 14274.3
                 12957.2              13603.4                 14198.7
                 13145.1              13800.6                 14433
                 13174                13831                   14484.9
                 13204.3              13862.8                 14518.2
                 13403.7              14072.1                 14747.6
                 13569.9              14246.6                 14943.8
                 13546.8              14222.4                 14946.8
                 13587.5              14265                   14996.1
                 13622.8              14302.1                 15045.6
                 13794.4              14482.4                 15242.7
                 13688.2              14370.8                 15164.9
                 13696.4              14379.5                 15171
                 13736.1              14421.2                 15212
                 13611.1              14289.9                 15126.8
                 13417.9              14087                   14904.4
                 13470.2              14142                   14962.5
                 13354.4              14020.3                 14874.2
                 13361                14027.3                 14887.6
                 13223.4              13882.9                 14759.6
                 13355.7              14021.7                 14910.1
                 13260.8              13922.1                 14816.2
                 13178.6              13835.8                 14761.4
                 13289.3              13952                   14909
                 13565.7              14242.2                 15210.2
                 13492.5              14165.3                 15132.6
                 13408.8              14077.5                 15052.4
                 13733.3              14418.2                 15440.8
                 13920.1              14614.3                 15644.6
                 14131.7              14836.4                 15868.3
                 14056.8              14757.8                 15788.9
                 14210                14918.6                 15954.7
                 14302.4              15015.6                 16066.4
                 14622.7              15352                   16445.6
                 14789.4              15527                   16623.2
                 14830.8              15570.4                 16673.1
                 14951                15696.6                 16819.8
                 14789.5              15527                   16646.5
                 14947.8              15693.2                 16814.7
                 15041.9              15792                   16918.9
                 15249.5              16010                   17159.2
                 15495                16267.7                 17435.4
                 15453.2              16223.8                 17397.1
                 15649.4              16429.8                 17576.3
                 15469.5              16240.9                 17421.6
                 15286.9              16049.3                 17282.2
                 15536.1              16310.9                 17565.7
                 15717.9              16501.7                 17780
                 15435                16204.7                 17440.3
                 15737.5              16522.3                 17799.6
                 15836.6              16626.4                 17897.5
                 16023.5              16822.6                 18098
                 16238.2              17048                   18320.6
                 16429.8              17249.2                 18529.4
                 16789.6              17626.9                 18905.6
                 16482.4              17304.3                 18599.3
                 16357.1              17172.8                 18508.2
12/31/02         16683                17519                   18870.9

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31,1992 and reinvestment of income and capital gains distributions. The Lehman Brothers General Obligation Bond Index is a unmanaged index that represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------

Class A shares of Columbia Oregon Municipal Bond Fund returned 9.12%, without a sales charge, for the 12-month period ended December 31, 2002. This return fell just short of the Lehman Brothers General Obligation Bond Index, which returned 9.19%. However, the fund outperformed the Lipper Oregon Municipal Debt Funds Category Average, which returned 8.21%. We believe the fund's focus on bonds in the intermediate maturity (five- to 15-year) range and selective high-yielding non-rated issuers helped it outperform its peer group.

Mixed period for municipals

The period was generally favorable for municipal bonds as yields fell during the year and bond prices moved higher. New issuance of municipal securities rose to record levels in 2002, as state and local entities took advantage of low interest rates to refund old issues, and issue new debt. Issuance in Oregon was up 30% from the previous year. Demand was also strong as investors allocated money away from volatile stocks and into the perceived safety of bonds and cash. Despite the favorable interest rate environment, municipal finances nationally and in Oregon deteriorated through the year, as slow economic growth, rising unemployment and falling stock prices combined to dampen state and local tax receipts. With many states under increasing financial pressure, third-party rating agencies put numerous states, including Oregon, on watch for a downgrade, pending legislative solutions to growing budget deficits.

Emphasis on intermediate maturities and yield

The intermediate focus of the fund helped performance during the year as bonds maturing in the five- to 15-year range did better than both longer- and shorter-term issues. In addition, the fund's successful long-term strategy of building yield in the portfolio benefited performance. We continued to execute trades that improved yield and provided a call protection (a feature that limits the issuer's ability to redeem a bond before maturity). At the same

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                                  Class A                        Class B                         Class D                 Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date              11/1/02                        11/1/02                         11/1/02                  7/2/84
------------------------------------------------------------------------------------------------------------------------------------
                        without            with          without          with         without             with           without
                     sales charge      sales charge    sales charge   sales charge   sales charge      sales charge     sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                    9.12             3.95             9.02           4.02           9.06             7.00             9.24
------------------------------------------------------------------------------------------------------------------------------------
5-year                    5.27             4.26             5.25           4.93           5.26             5.05             5.30
------------------------------------------------------------------------------------------------------------------------------------
10-year                   5.77             5.25             5.76           5.76           5.76             5.66             5.78
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

time, we maintained core holdings in selected non-rated securities with investment grade equivalent characteristics. Throughout 2002, we maintained a weighted average credit quality of AA. We were able to identify highly creditworthy smaller issuers whose borrowings were backed by essential services revenues. These included water and sewer and school district authorities that were too small to justify major rating agency review.

Oregon confronts difficult revenue environment

Like most states, Oregon is facing new budgetary challenges. Approximately 70% of the state's tax base is supported by income taxes, which makes it relatively undiversified by national standards. In addition, the tax collections forecast for fiscal 2003 is not positive. We expect issuance to stabilize in 2003, or continue to be strong, as Oregon follows other states in creating marketable securities from its share of tobacco settlement receipts and as it continues to refinance debt at lower interest rates. Depending on the measures taken by state legislators to deal with the budget shortfall, however, the rating agencies could downgrade state debt from AA to A. We do not believe this would have a major impact on the price of Oregon's bonds, nor would it have an impact on the exemption of income earned on the bonds for both federal and state income tax purposes. Looking ahead, we plan to continue to focus on high-quality, intermediate-term securities, diversified across both counties and sectors within Oregon. Compared to alternative fixed-income investments, we believe yields on Oregon municipal bonds remain attractive on a tax-adjusted basis for investors in the highest tax brackets.

Greta R. Clapp
Portfolio Manager

The fund offers the potential for current tax-free income and capital preservation but is subject to interest rate risk, credit risk and political risk. Single-state municipal bond funds pose additional risks due to limited geographic diversification. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

--------------------------------------------------------------------------------

                              PORTFOLIO COMPOSITION
                                 % of Net Assets
                                December 31, 2002

Revenue                                                                     36.7
Insured revenue                                                             19.0
General obligations                                                         16.5
Insured general obligations                                                 15.8
State general obligations                                                    6.5
Other bonds                                                                  3.0
Cash, net receivables & payables                                             1.8
US territories                                                               0.6
Pre-refunded bonds                                                           0.1

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this composition in the future.

                          -----------------------------

                                PORTFOLIO QUALITY
                             % of portfolio holdings
                                December 31, 2002

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         37.3
AA                                                                          40.3
A                                                                            8.6
BBB                                                                          3.1
Not Rated                                                                   10.7

Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

Portfolio composition and portfolio quality are disclosed as of December 31, 2002, and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               10/1/93 - 12/31/02

                                   without sales charge        with sales charge
                                   --------------------        -----------------
Class A                                 $  18,057                 $  17,197
Class B                                    18,028                    18,028
Class D                                    18,031                    17,853
Class Z                                    18,068                       n/a

Line Chart:

                          -----------------------------

                                GROWTH OF $10,000
                                 SINCE INCEPTION

                                                          Merrill Lynch
          Class A shares       Class A shares             US High Yield,
          With sales charge    without sales charge       Cash Pay Only Index
10/1/93   9525                 10000                      10000
          9517.38              9992                       10188
          9539.27              10015                      10244
          9631.8               10112.1                    10346.5
          9763.76              10250.7                    10573.1
          9735.44              10220.9                    10496.9
          9438.51              9909.2                     10154.7
          9275.22              9737.77                    10035.9
          9352.21              9818.59                    9999.8
          9377.46              9845.1                     10036.8
          9434.66              9905.16                    10108.1
          9494.1               9967.56                    10176.8
          9541.57              10017.4                    10172.7
          9552.07              10028.4                    10198.1
          9446.04              9917.1                     10111.5
          9543.33              10019.2                    10223.7
          9692.21              10175.5                    10367.9
          9930.64              10425.9                    10691.3
          10021                10520.7                    10840
          10245.5              10756.4                    11093.6
          10504.7              11028.5                    11439.7
          10577.2              11104.6                    11526.7
          10723.1              11257.9                    11656.9
          10742.4              11278.1                    11728
          10916.5              11460.9                    11861.7
          11060.6              11612.1                    11947.1
          11186.6              11744.5                    12064.2
          11366.8              11933.6                    12258.4
          11524.8              12099.5                    12452.1
          11562.8              12139.4                    12470.8
          11432.1              12002.2                    12437.1
          11416.1              11985.4                    12443.4
          11426.4              11996.2                    12532.9
          11458.4              12029.8                    12608.1
          11543.2              12118.8                    12693.9
          11762.5              12349.1                    12824.6
          11966                12562.7                    13101.6
          12097.6              12700.9                    13245.8
          12351.7              12967.6                    13513.3
          12439.4              13059.7                    13617.4
          12548.8              13174.6                    13722.2
          12739.6              13374.9                    13914.3
          12547.2              13172.9                    13759.9
          12695.3              13328.4                    13916.8
          13000                13648.2                    14197.9
          13163.8              13820.2                    14413.7
          13517.9              14192                      14759.6
          13505.7              14179.2                    14734.5
          13686.7              14369.2                    14979.1
          13674.4              14356.3                    15078
          13830.2              14519.9                    15221.2
          14018.3              14717.4                    15365.8
          14246.8              14957.3                    15594.8
          14330.9              15045.5                    15658.7
          14419.7              15138.8                    15793.4
          14491.8              15214.5                    15867.6
          14536.8              15261.7                    15978.7
          14640                15370                      16058.6
          14818.6              15557.6                    16150.1
          14230.3              14939.9                    15452.4
          14482.1              15204.4                    15483.3
          14412.6              15131.4                    15229.4
          14888.3              15630.7                    15922.3
          14892.7              15635.4                    15927.1
          15075.9              15827.7                    16084.8
          14993                15740.7                    15962.5
          15171.4              15928                      16099.8
          15279.1              16041.1                    16351
          15082                15834.1                    16238.1
          15035.3              15785                      16207.3
          15020.2              15769.3                    16231.6
          14936.1              15681                      16072.5
          14919.7              15663.7                    16005
          14922.7              15666.9                    15910.6
          15165.9              15922.2                    16092
          15246.3              16006.6                    16175.7
          15168.5              15925                      16094.8
          15182.2              15939.3                    16109.3
          15095.6              15848.5                    15883.7
          15165.1              15921.4                    15888.5
          15156                15911.8                    15713.7
          15474.3              16245.9                    15982.4
          15613.5              16392.2                    16097.5
          15877.4              16669.2                    16293.9
          15877.4              16669.2                    16199.4
          15744                16529.2                    15724.8
          15518.9              16292.8                    15232.6
          15948.8              16744.1                    15563.1
          16495.8              17318.4                    16490.7
          16634.4              17463.9                    16751.2
          16547.9              17373.1                    16530.1
          16508.2              17331.4                    16349.9
          16615.5              17444                      16663.8
          16469.2              17290.5                    16320.6
          16668.5              17499.8                    16573.5
          16885.2              17727.3                    16734.3
          16225                17034.1                    15661.6
          16781.5              17618.4                    16122.1
          17221.2              18080                      16646.1
          17007.7              17855.8                    16527.9
          17109.7              17962.9                    16620.4
          16954                17799.5                    16460.9
          17113.4              17966.8                    16852.6
          17193.8              18051.2                    17120.6
          17159.4              18015.1                    17028.1
          16723.6              17557.5                    15817.4
          16446                17266.1                    15187.9
          16700.9              17533.7                    15567.6
          16635.7              17465.3                    15318.5
          16614.1              17442.6                    15189.9
          17082.6              17934.5                    16099.7
12/31/02  17197                18057                      16341.2

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on October 1, 1993, and reinvestment of income and capital gains distributions. The Merrill Lynch U.S. High Yield, Cash Pay Only Index is an unmanaged index of non-investment-grade corporate bonds. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from September 30, 1993.

--------------------------------------------------------------------------------

Outperformance in a difficult year

For the 12-month period ended December 31, 2002, Columbia High Yield Fund class A shares returned 1.11%, without a sales charge. By comparison, the Merrill Lynch US High Yield, Cash Pay Only Index returned negative 1.13%. The fund benefited from avoiding lower quality and more volatile issues, which were among the weakest performers of the year.

A false start followed by a strong finish

The high-yield market got off to a good start in 2002, continuing a rally that started late in the fourth quarter of 2001. The economy seemed to be improving and the difference, or spread, between high-yield bond yields and Treasury yields remained at historical highs. Wide spreads are often indicative of attractive valuations for high-yield bonds. By May, however, the economy seemed to be weakening. Investors became concerned about overall debt levels, the stock market declined as a string of corporate scandals made headlines and the high-yield market followed. Many well-known issues were downgraded to junk bond status, including WorldCom, Qwest and Tyco. WorldCom, K-Mart and Adelphia actually defaulted on their bond payments. (None of these were held by the fund at the time of default.)

By early October the high-yield market had reached a low point, but it experienced a turnaround in November. Three factors contributed to this recovery. First, the Federal Reserve unexpectedly cut the federal funds rate. Second, the money supply was increased to stimulate the economy. Third, Household Finance was purchased by HSBC (neither bond was held by the fund). The last point was significant because a number of widely-recognized high-grade companies like Household Finance were trading at unprecedented spreads to Treasuries. There was a real concern of refinancing risk in the markets even for many investment-grade issuers. When the financially strong HSBC announced its intention to buy

             AVERAGE ANNUAL TOTAL RETURN (%) As of December 31, 2002

                                   Class A                          Class B                        Class D                Class Z
------------------------------------------------------------------------------------------------------------------------------------
Public offering date               11/1/02                          11/1/02                        11/1/02                10/1/93
------------------------------------------------------------------------------------------------------------------------------------
                          without            with           without          with           without         with          without
                        sales charge     sales charge    sales charge     sales charge    sales charge   sales charge   sales charge
------------------------------------------------------------------------------------------------------------------------------------
1-year                       1.11            -3.67            0.95            -3.77            0.97         -0.98           1.17
------------------------------------------------------------------------------------------------------------------------------------
5-year                       4.17             3.17            4.14             3.86            4.14          3.94           4.19
------------------------------------------------------------------------------------------------------------------------------------
Life                         6.60             6.04            6.58             6.58            6.58          6.47           6.60
------------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions, if any. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class D sales charge of 1% which also carries a CDSC of 1% that is applied to shares sold within the first year after they are purchased. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expenses differential been reflected, the returns for the periods prior to the inception of classes A, B and D would have been lower.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Household Finance, it had a calming effect on the high-yield market. Combined with some economic numbers in the last few months of 2002 that indicated the economy might be stabilizing, the fourth quarter turned out to be one of the best periods for high-yield bonds in years.

A bottom-up approach emphasized higher quality

In managing the fund, we stayed with a bottom-up strategy that focused on higher quality issues. To some degree this approach helped the fund avoid some of the biggest losses of the year. However, with this approach, the fund missed out on some of the biggest gainers in the fourth quarter, especially in the telecommunications and technology sectors, in which the fund had no holdings until late in the year.

We continued to concentrate on finding good companies rather than on trying to move in and out of industry sectors. We added two publishing companies, Dex Media and R.H. Donnelly (1.8% and 2.1% of net assets, respectively), both of which purchased directory businesses.(1) Our energy weighting increased as a result of adding two equipment and pipeline companies, Grant Prideco, a manufacturer of oil field drill pipes, and Westport Resources, an exploration and production company (1.4% and 2.0% of net assets, respectively). Our sole investment in telecom came with the addition of Nextel Communications (1.2% of net assets) toward the end of the year. While there is industry concern about the wireless market, we think this company continues to show improvement in operations and managing their subscriber base.

Portfolio changes

The two worst performers for the fund this period were Charter Communications in the cable area and Calpine in the electric utility area. (Both holdings were eliminated from the portfolio during the year.) With Charter, investors were concerned about changes in operations and management. Investors' concerns about Calpine centered on the company's debt leverage, and weak wholesale power markets. In addition to selling these names, we lowered our weighting stakes in health care and homebuilding sectors.

A recovery could bode well for high-yield

With short-term interest rates at 40-year lows, fiscal policy in a stimulus mode, and strong cash flows into high-yield funds, the market has been trading with a very bullish tone. Looking forward into 2003, the key will be whether or not authorities can jump-start the economy through traditional fiscal and monetary policy. To enable corporate profits to grow, the consumer will need to remain strong while the manufacturing sector picks up. If this scenario plays out, the high-yield market should continue to rally. The risk lies in whether or not the consumer is able to keep from stumbling while the market awaits a rebound in the manufacturing sector. If the consumer weakens first, a double-dip recession becomes more likely and returns in high yield, which may end up being attractive versus equities, could be disappointing relative to higher quality bonds.

Jeffrey L. Rippey and Kurt M. Havnaer
Portfolio Managers

High-yield investing offers the potential for high income and attractive total returns, but also involves certain risks, including credit risks associated with lower-rated bonds, and interest rate risks.

--------------------------------------------------------------------------------

                                TOP FIVE SECTORS
                                 % of net assets
                                December 31, 2002

Health care                                                                  8.5
Energy                                                                       8.0
Gaming                                                                       7.3
Packaging                                                                    6.5
Automotive & auto parts                                                      6.3

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

                          -----------------------------

                                PORTFOLIO QUALITY
                           % of portfolio holdings(1)
                                December 31, 2002

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

BBB                                                                          2.4
BB                                                                          46.7
Cash & Equivalents                                                          12.7
B                                                                           36.5
AA                                                                           0.7
A                                                                            1.0

Ratings shown represent the highest rating assigned to a particular bond by one of the nationally-recognized ratings agencies: Standard and Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

----------
(1) Portfolio quality and holdings are disclosed as of December 31, 2002, and are subject to change.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

                         COLUMBIA DAILY INCOME COMPANY

--------------------------------------------------------------------------------

                       PERFORMANCE OF A $10,000 INVESTMENT
                               12/31/92 - 12/31/02

                                                           without
                                                         sales charge
                                                         ------------
Class Z                                                   $  15,138


Line Chart:

                                GROWTH OF $10,000
                                  OVER 10 YEARS

                 Class Z shares                     Consumer Price Index
12/31/92         10000                              10000
                 10023                              10049
                 10043                              10084.2
                 10064.1                            10119.5
                 10084.3                            10147.8
                 10104.4                            10162
                 10124.6                            10176.2
                 10145.9                            10176.2
                 10167.2                            10204.7
                 10187.5                            10226.2
                 10208.9                            10268.1
                 10229.4                            10275.3
                 10250.8                            10275.3
                 10273.4                            10303
                 10292.9                            10338
                 10316.6                            10373.2
                 10341.3                            10387.7
                 10370.3                            10395
                 10401.4                            10430.3
                 10434.7                            10458.5
                 10470.2                            10500.3
                 10505.8                            10528.7
                 10544.6                            10536
                 10584.7                            10549.7
                 10630.2                            10549.7
                 10678.1                            10591.9
                 10722.9                            10634.3
                 10773.3                            10669.4
                 10822.9                            10704.6
                 10873.7                            10726
                 10922.7                            10747.5
                 10972.9                            10747.5
                 11022.3                            10775.4
                 11069.7                            10797
                 11118.4                            10832.6
                 11166.2                            10825
                 11215.3                            10817.4
                 11263.6                            10881.3
                 11307.5                            10916.1
                 11352.7                            10972.8
                 11397                              11015.6
                 11442.6                            11036.6
                 11487.2                            11043.2
                 11534.3                            11064.2
                 11581.6                            11085.2
                 11627.9                            11120.7
                 11675.6                            11156.3
                 11722.3                            11177.5
                 11770.4                            11177.5
                 11818.6                            11213.2
                 11862.3                            11248
                 11911                              11276.1
                 11958.6                            11290.8
                 12008.8                            11284
                 12059.3                            11297.5
                 12111.1                            11311.1
                 12163.2                            11332.6
                 12213.1                            11360.9
                 12265.6                            11389.3
                 12317.1                            11382.5
                 12371.3                            11368.8
                 12425.7                            11390.4
                 12474.2                            11412.1
                 12526.6                            11433.7
                 12578                              11454.3
                 12630.8                            11474.9
                 12682.6                            11488.7
                 12737.1                            11502.5
                 12791.9                            11516.3
                 12845.6                            11530.1
                 12899.6                            11557.8
                 12949.9                            11557.8
                 13001.7                            11550.9
                 13052.4                            11578.6
                 13096.7                            11592.5
                 13145.2                            11627.2
                 13192.5                            11712.1
                 13241.3                            11712.1
                 13289                              11712.1
                 13339.5                            11747.3
                 13391.5                            11775.5
                 13443.8                            11832
                 13498.9                            11853.3
                 13554.2                            11860.4
                 13615.2                            11860.4
                 13677.8                            11896
                 13735.3                            11966.2
                 13798.5                            12064.3
                 13860.6                            12071.5
                 13928.5                            12086
                 13996.7                            12148.9
                 14069.5                            12176.8
                 14142.7                            12176.8
                 14213.4                            12240.1
                 14287.3                            12260.9
                 14358.7                            12268.3
                 14432                              12260.9
                 14504.1                            12338.2
                 14563.6                            12387.5
                 14624.8                            12416
                 14678.9                            12465.7
                 14728.8                            12526.8
                 14774.4                            12543
                 14817.3                            12507.9
                 14857.3                            12507.9
                 14893                              12564.2
                 14922.7                            12521.5
                 14946.6                            12500.2
                 14967.5                            12451.4
                 14985.5                            12480.1
                 15000.5                            12530
                 15017                              12600.2
                 15032                              12670.7
                 15047                              12670.7
                 15062.1                            12678.3
                 15077.1                            12692.3
                 15092.2                            12734.2
                 15105.8                            12755.8
                 15119.4                            12777.5
                 15131.5                            12777.5
12/31/02         15138                              12749.4

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992, and reinvestment of income and capital gains distributions. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

Results for the year

For the 12-month period ended December 31, 2002, the fund returned 1.17%. Overall, money market rates, which hit a 30-year low in 2001, declined to a new low during 2002. The federal funds rate, the target overnight interest rate at which commercial banks lend money to each other, started the year at just 1.75%. By early November, the Federal Reserve had lowered the rate to 1.25%. Despite the Fed's aggressive efforts to stimulate economic growth, inflation remained tame. During 2002, the US Consumer Price Index, a standard gauge for inflation, rose approximately 2.4%. This was up slightly from 2001, but still relatively low by historical standards.

Economy weak despite early consumer spending strength

Economic growth vacillated during 2002--even with the help of consumers, who account for approximately two-thirds of the US economy. Consumer spending remained strong throughout the year, thanks to increased cash flow from a high level of mortgage refinancings and rising personal income. However, business spending, which has been sluggish for three straight years, continued to disappoint investors.

Gross domestic product (GDP) is an important indicator of US economic health that measures the strength or weakness in consumer purchasing behavior, government spending, private investments, corporate production, and international trade balance. GDP rose at a robust annual rate of 5.0% in the first quarter. Continued weak performance in the stock and bond markets, however, pressured consumer confidence as the year wore on. GDP growth fell to 1.3% in the second quarter, then rebounded to 4.0% in the third quarter. However, estimates place fourth quarter GDP growth at half or less of third quarter growth.

                         AVERAGE ANNUAL TOTAL RETURN (%)
                             As of December 31, 2002

                                                Columbia          Consumer Price
                                              Daily Income            Index
                                                 Class Z           (inflation)
--------------------------------------------------------------------------------
1-year                                            1.17                2.38
--------------------------------------------------------------------------------
5-year                                            4.12                2.32
--------------------------------------------------------------------------------
10-year                                           4.23                2.46
--------------------------------------------------------------------------------

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Emphasis on government and Treasury paper

The fund continues to invest in high quality, short-term debt instruments. We lowered our position in corporate paper, given the weakness in the 2002 corporate markets, and increased our holdings in US government and Treasury paper. At the end of 2002, the fund had a substantial weighting in government agency and Treasury securities, as well as high quality commercial paper. The fund's average maturity was 30 days going into 2003. Its overall positioning reflects a patient and conservative stance.

Lenoard A. Aplet
Portfolio Manager

There is a chance that the fund's investments may not keep pace with the rate of inflation over the long-term. Also, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

                              PORTFOLIO HIGHLIGHTS

                                                                       12/31/02

Current yield                                                            1.04%

Compound yield                                                           1.05%
 Based on the 7-day period
 ending on the date shown
Weighted average maturity                                              28 days

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           COLUMBIA COMMON STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  For the
                                                               Period Ended
                                                               December 31,
                                                                 --------
Class A Shares                                                    2002(a)
                                                                 --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $  15.09
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................            --(b)(c)
  Net realized and unrealized loss on investments ........         (0.11)
--------------------------------------------------------------------------------
    Total from investment operations .....................         (0.11)
--------------------------------------------------------------------------------
Less distributions:
  From net investment income .............................         (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  14.91
--------------------------------------------------------------------------------
Total return .............................................         (0.71)%(d)(e)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .................      $     32
Ratio of expenses to average net assets ..................          1.32%(f)(g)
Ratio of net investment loss to average net assets .......         (0.03)%(f)(g)
Portfolio turnover rate ..................................           107%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                           COLUMBIA COMMON STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                               Period Ended
                                                                December 31,
                                                                 --------
Class B Shares                                                    2002(a)
                                                                 --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $  15.09
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................         (0.01)(b)
  Net realized and unrealized loss on investments ........         (0.12)
--------------------------------------------------------------------------------
    Total from investment operations .....................         (0.13)
--------------------------------------------------------------------------------
Less distributions:
  From net investment income .............................         (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  14.91
--------------------------------------------------------------------------------
Total return .............................................         (0.84)%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .................      $    109
Ratio of expenses to average net assets ..................          2.07%(e)(f)
Ratio of net investment loss to average net assets .......         (0.78)%(e)(f)
Portfolio turnover rate ..................................           107%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           COLUMBIA COMMON STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                               Period Ended
                                                               December 31,
                                                                 --------
Class D Shares                                                    2002(a)
                                                                 --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $  15.09
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................         (0.01)(b)
  Net realized and unrealized loss on investments ........         (0.11)
--------------------------------------------------------------------------------
    Total from investment operations .....................         (0.12)
--------------------------------------------------------------------------------
Less distributions:
  From net investment income .............................         (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  14.92
--------------------------------------------------------------------------------
Total return .............................................         (0.77%)(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .................      $     30
Ratio of expenses to average net assets ..................          2.07%(e)(f)
Ratio of net investment loss to average net assets .......         (0.78)%(e)(f)
Portfolio turnover rate ..................................           107%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                           COLUMBIA COMMON STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       Year Ended December 31,
                                                                    --------       --------     --------      --------     --------
Class Z Shares                                                       2002(a)         2001         2000          1999         1998
                                                                    --------       --------     --------      --------     --------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   19.97     $    24.34   $    28.90    $    24.40   $    22.02
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss) ................................         0.07(b)        0.07        (0.01)         0.03         0.09
  Net realized and unrealized gain (loss) on investments ......        (5.05)         (4.35)       (1.54)         6.25         5.68
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ..........................        (4.98)         (4.28)       (1.55)         6.28         5.77
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ..................................        (0.08)         (0.07)          --         (0.03)       (0.13)
  From net realized gains .....................................           --          (0.02)       (3.01)        (1.75)       (3.26)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions .......................................        (0.08)         (0.09)       (3.01)        (1.78)       (3.39)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   14.91     $    19.97   $    24.34    $    28.90   $    24.40
-----------------------------------------------------------------------------------------------------------------------------------
Total return (c) ..............................................       (24.92)%       (17.60)%      (5.73)%       25.76%       26.28%

Ratios/Supplemental data:
Net assets, end of period (in thousands) ......................    $ 416,638     $  681,397   $  895,134    $  959,910   $  797,147
Ratio of expenses to average net assets (d) ...................         0.86%          0.80%        0.75%         0.77%        0.80%
Ratio of net investment income (loss) to average net assets (d)         0.43%          0.32%       (0.05)%        0.09%        0.56%
Portfolio turnover rate .......................................          107%           114%         104%           97%         141%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Total return at net asset value assuming all distributions reinvested.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA GROWTH FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                               Period Ended
                                                               December 31,
                                                                 --------
Class A Shares                                                    2002(a)
                                                                 --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $  21.52
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................            --(b)(c)
  Net realized and unrealized loss on investments ........         (0.69)
--------------------------------------------------------------------------------
    Total from investment operations .....................         (0.69)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  20.83
--------------------------------------------------------------------------------
Total return .............................................         (3.21)%(d)(e)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .................      $  3,077
Ratio of expenses to average net assets ..................          1.15%(f)(g)
Ratio of net investment loss to average net assets .......         (0.36)%(f)(g)
Portfolio turnover rate ..................................           165%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                              COLUMBIA GROWTH FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                              Period Ended
                                                              December 31,
                                                                 -------
Class B Shares                                                   2002(a)
                                                                 -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $  21.52
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................         (0.03)(b)
  Net realized and unrealized loss on investments ........         (0.67)
--------------------------------------------------------------------------------
    Total from investment operations .....................         (0.70)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  20.82
--------------------------------------------------------------------------------
Total return .............................................         (3.25)%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .................      $    114
Ratio of expenses to average net assets ..................          1.88%(e)(f)
Ratio of net investment loss to average net assets .......         (1.09)%(e)(f)
Portfolio turnover rate ..................................           165%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA GROWTH FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                               Period Ended
                                                               December 31,
                                                                 --------
Class D Shares                                                    2002(a)
                                                                 --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $  21.52
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................         (0.02)(b)
  Net realized and unrealized loss on investments ........         (0.68)
--------------------------------------------------------------------------------
    Total from investment operations .....................         (0.70)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  20.82
--------------------------------------------------------------------------------
Total return .............................................         (3.25)%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .................      $    103
Ratio of expenses to average net assets ..................          1.88%(e)(f)
Ratio of net investment loss to average net assets .......         (1.09)%(e)(f)
Portfolio turnover rate ..................................           165%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.


(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                              COLUMBIA GROWTH FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                               Period Ended
                                                               December 31,
                                                                 --------
Class G Shares                                                    2002(a)
                                                                 --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $  21.52
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................         (0.03)(b)
  Net realized and unrealized loss on investments ........         (0.66)
--------------------------------------------------------------------------------
    Total from investment operations .....................         (0.69)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  20.83
--------------------------------------------------------------------------------
Total return .............................................         (3.21)%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .................      $ 13,705
Ratio of expenses to average net assets ..................          1.83%(e)(f)
Ratio of net investment loss to average net assets .......         (1.04)%(e)(f)
Portfolio turnover rate ..................................           165%

(a) Class G shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA GROWTH FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        Year Ended December 31,
                                                                  --------     ----------    ----------    ----------    ----------
Class Z Shares                                                     2002(a)        2001          2000          1999         1998
                                                                  --------     ----------    ----------    ----------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  31.35     $    40.07    $    48.91    $    42.51    $    34.34
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss) ................................      (0.01)(b)      (0.02)        (0.08)        (0.03)         0.03
  Net realized and unrealized gain (loss) on investments ......     (10.49)         (8.55)        (3.49)        11.09         10.39
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ..........................     (10.50)         (8.57)        (3.57)        11.06         10.42
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ..................................         --             --            --         --   (c)      (0.08)
  From net realized gains .....................................         --          (0.15)        (5.27)        (4.66)        (2.17)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions .......................................         --          (0.15)        (5.27)        (4.66)        (2.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  20.85     $    31.35    $    40.07    $    48.91    $    42.51
------------------------------------------------------------------------------------------------------------------------------------
Total return (d) ..............................................     (33.49)%       (21.40)%       (7.94)%       26.02%        30.34%

Ratios/Supplemental data:
Net assets, end of period (in thousands) ......................   $811,648     $1,325,844    $1,919,227    $2,160,739    $1,753,024
Ratio of expenses to average net assets (e) ...................       0.82%          0.72%         0.65%         0.65%         0.68%
Ratio of net investment income (loss) to average net assets (e)      (0.03)%        (0.07)%       (0.18)%       (0.07)%        0.21%
Portfolio turnover rate .......................................        165%           122%          114%          118%          105%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than$ 0.01 per share.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                        COLUMBIA INTERNATIONAL STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                For the
                                                                             Period Ended
                                                                             December 31,
                                                                               ---------
Class A Shares                                                                   2002(a)
                                                                               ---------
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $  10.04
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ..................................................         (0.02)(b)
  Net realized and unrealized gain on investments and foreign currency .          0.03
-----------------------------------------------------------------------------------------------
    Total from investment operations ...................................          0.01
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                $  10.05
-----------------------------------------------------------------------------------------------
Total return ...........................................................          0.10%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............................      $ 20,178
Ratio of expenses to average net assets ................................          1.86%(e)(f)
Ratio of net investment loss to average net assets .....................         (0.39)%(e)(f)
Portfolio turnover rate ................................................            96%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        COLUMBIA INTERNATIONAL STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                      For the
                                                                                   Period Ended
                                                                                    December 31,
                                                                                       -------
Class B Shares                                                                         2002(a)
                                                                                       -------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $ 10.04
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss .................................................                 (0.05)(b)
  Net realized and unrealized gain on investments and foreign currency                   0.03
-------------------------------------------------------------------------------------------------------
    Total from investment operations ..................................                 (0.02)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 10.02
-------------------------------------------------------------------------------------------------------
Total return ..........................................................                 (0.20)%(c)(d)(e)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ..............................               $10,920
Ratio of expenses to average net assets ...............................                  3.64%(f)(g)
Ratio of net investment loss to average net assets ....................                 (2.17)%(f)(g)
Waiver/reimbursement ..................................................                  0.11%(g)
Portfolio turnover rate ...............................................                    96%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                        COLUMBIA INTERNATIONAL STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                      For the
                                                                                   Period Ended
                                                                                    December 31,
                                                                                      -------
Class D Shares                                                                        2002(a)
                                                                                      -------
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $ 10.04
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss .................................................                 (0.04)(b)
  Net realized and unrealized gain on investments and foreign currency                   0.02
--------------------------------------------------------------------------------------------------------
    Total from investment operations ..................................                 (0.02)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 10.02
--------------------------------------------------------------------------------------------------------
Total return ..........................................................                 (0.20)%(c)(d)(e)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ..............................               $   542
Ratio of expenses to average net assets ...............................                  3.48%(f)(g)
Ratio of net investment loss to average net assets ....................                 (2.01)%(f)(g)
Waiver/reimbursement ..................................................                  0.75%(g)
Portfolio turnover rate ...............................................                    96%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        COLUMBIA INTERNATIONAL STOCK FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       Year Ended December 31,
                                                                  --------         --------     --------     --------    --------
Class Z Shares                                                     2002(a)           2001         2000         1999        1998
                                                                  --------         --------     --------     --------    --------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  12.03         $  14.77     $  22.81     $  15.45    $  13.70
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss) ................................         --(b)(c)       0.01        (0.04)       (0.05)         --(c)
  Net realized and unrealized gain (loss) on investments
    and foreign currency ......................................      (1.94)           (2.74)       (5.17)        9.00        1.76
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ..........................      (1.94)           (2.73)       (5.21)        8.95        1.76
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ..................................      (0.01)           (0.01)          --           --          --
  From net realized gains .....................................         --               --        (2.83)       (1.59)      (0.01)
  Return of capital ...........................................      (0.03)              --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions .......................................      (0.04)           (0.01)       (2.83)       (1.59)      (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.05         $  12.03     $  14.77     $  22.81    $  15.45
------------------------------------------------------------------------------------------------------------------------------------
Total return (d) ..............................................     (16.10)%(e)      (18.47)%     (22.64)%      57.93%      12.83%
Ratios/Supplemental data:
Net assets, end of period (in thousands) ......................   $143,332         $135,626     $175,316     $239,223    $134,193
Ratio of expenses to average net assets (f) ...................       1.49%            1.56%        1.42%        1.48%       1.56%
Ratio of net investment income (loss) to average net assets (f)      (0.02)%           0.06%       (0.19)%      (0.35)%     (0.02)%
Waiver/reimbursement ..........................................       0.12%              --%          --%          --%         --%
Portfolio turnover rate .......................................         96%             130%         112%          94%         74%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than$ 0.01 per share.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                              COLUMBIA SPECIAL FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            For the Period
                                                          Ended December 31,
                                                              --------
Class A Shares                                                 2002(a)
                                                              --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $15.15
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ...............................           (0.02)(b)
  Net realized and unrealized loss on investments ...           (0.36)
--------------------------------------------------------------------------------
    Total from investment operations ................           (0.38)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.77
--------------------------------------------------------------------------------
Total return ........................................           (2.51)%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ............          $1,180
Ratio of expenses to average net assets .............            1.49%(f)(g)
Ratio of net investment loss to average net assets ..           (1.22)%(f)(g)
Waiver/reimbursement ................................            0.01%(g)
Portfolio turnover rate .............................              88%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Advisor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA SPECIAL FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              For the
                                                            Period Ended
                                                            December 31,
                                                              --------
Class B Shares                                                 2002(a)
                                                              --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $15.15
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ...............................           (0.04)(b)
  Net realized and unrealized loss on investments ...           (0.35)
--------------------------------------------------------------------------------
    Total from investment operations ................           (0.39)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.76
--------------------------------------------------------------------------------
Total return ........................................           (2.57)%(c)(d)(e)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ............          $3,383
Ratio of expenses to average net assets .............            2.32%(f)(g)
Ratio of net investment loss to average net assets ..           (2.05)%(f)(g)
Waiver/reimbursement ................................            0.12%(g)
Portfolio turnover rate .............................              88%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Advisor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                              COLUMBIA SPECIAL FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              For the
                                                            Period Ended
                                                            December 31,
                                                              -------
Class D Shares                                                2002(a)
                                                              -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $15.15
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ...............................           (0.04)(b)
  Net realized and unrealized loss on investments ...           (0.35)
--------------------------------------------------------------------------------
    Total from investment operations ................           (0.39)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.76
--------------------------------------------------------------------------------
Total return ........................................           (2.57)%(c)(d)(e)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ............          $  433
Ratio of expenses to average net assets .............            2.32%(f)(g)
Ratio of net investment loss to average net assets ..           (2.05)%(f)(g)
Waiver/reimbursement ................................            0.09%(g)
Portfolio turnover rate .............................              88%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Advisor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA SPECIAL FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              For the
                                                            Period Ended
                                                            December 31,
                                                              --------
Class G Shares                                                 2002(a)
                                                              --------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $15.15
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ...............................           (0.04)(b)
  Net realized and unrealized loss on investments ...           (0.34)
--------------------------------------------------------------------------------
    Total from investment operations ................           (0.38)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.77
--------------------------------------------------------------------------------
Total return ........................................           (2.51)%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ............          $  753
Ratio of expenses to average net assets .............            2.35%(e)(f)
Ratio of net investment loss to average net assets ..           (2.08)%(e)(f)
Portfolio turnover rate .............................              88%

(a) Class G shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d)   Not annualized.


(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                              COLUMBIA SPECIAL FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               For the
                                                            Period Ended
                                                            December 31,
                                                              -------
Class T Shares                                                2002(a)
                                                              -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.15
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ...............................           (0.02)(b)
  Net realized and unrealized loss on investments ...           (0.34)
--------------------------------------------------------------------------------
    Total from investment operations ................           (0.36)
--------------------------------------------------------------------------------
Net asset value, end of period                                $ 14.79
--------------------------------------------------------------------------------
Total return ........................................           (2.38)%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ............         $25,966
Ratio of expenses to average net assets .............            1.45%(e)(f)
Ratio of net investment loss to average net assets ..           (1.18)%(e)(f)
Portfolio turnover rate .............................              88%

(a) Class T shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              COLUMBIA SPECIAL FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Year Ended December 31,
                                                             --------       --------      ----------       --------      --------
Class Z Shares                                                2002(a)         2001           2000            1999          1998
                                                             --------       --------      ----------       --------      --------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  19.60       $  25.99      $    29.93       $  23.62      $  20.26
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ..................................        (0.13)(b)      (0.11)          (0.10)         (0.16)        (0.03)
  Net realized and unrealized gain (loss) on investments        (4.68)         (5.35)           4.45           8.74          3.40
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................        (4.81)         (5.46)           4.35           8.58          3.37
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................           --             --              --             --         (0.01)
  From net realized gains ..............................           --          (0.93)          (8.29)         (2.27)           --(c)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................           --          (0.93)          (8.29)         (2.27)        (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  14.79       $  19.60      $    25.99       $  29.93      $  23.62
-----------------------------------------------------------------------------------------------------------------------------------
Total return (d) .......................................       (24.54)%(e)    (20.98)%         13.84%         36.33%        16.64%

Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............     $807,342       $786,071      $1,095,525       $918,322      $969,359
Ratio of expenses to average net assets (f) ............         1.12%          1.08%           0.99%          1.09%         1.03%
Ratio of net investment loss to average net assets (f) .        (0.85)%        (0.49)%         (0.38)%        (0.64)%       (0.09)%
Waiver/reimbursement ...................................         0.05%            --%             --%            --%           --%
Portfolio turnover rate ................................           88%           186%            169%           135%          135%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than $0.01 per share.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) Had the Advisor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                             COLUMBIA SMALL CAP FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Year Ended December 31,
                                                             --------         --------       --------       --------     --------
Class Z Shares                                                2002(a)           2001           2000           1999         1998
                                                             --------         --------       --------       --------     --------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  22.20         $  25.87       $  27.26       $  17.43     $  16.65
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ..................................        (0.17)(b)        (0.13)         (0.10)         (0.14)       (0.09)
  Net realized and unrealized gain (loss) on investments        (5.73)           (3.54)          1.75          10.45         0.87
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................        (5.90)           (3.67)          1.65          10.31         0.78
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net realized gains ..............................           --               --          (3.04)         (0.48)          --(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  16.30         $  22.20       $  25.87       $  27.26     $  17.43
-----------------------------------------------------------------------------------------------------------------------------------
Total return (d) .......................................       (26.58)%         (14.19)%         5.85%         59.15%        4.69%

Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............     $493,031         $617,966       $518,970       $290,374     $160,472
Ratio of expenses to average net assets (e) ............         1.24%            1.23%          1.22%          1.30%        1.34%
Ratio of net investment loss to average net assets (e) .        (0.90)%          (0.71)%        (0.44)%        (0.84)%      (0.68)%
Portfolio turnover rate ................................          109%             129%           145%           188%         158%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than $0.01 per share.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        COLUMBIA REAL ESTATE EQUITY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  For the
                                                                Period Ended
                                                                December 31,
                                                                   -------
Class A Shares                                                     2002(a)
                                                                   -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $17.01
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................             0.26(b)
  Net realized and unrealized gain on investments ......             0.78
--------------------------------------------------------------------------------
    Total from investment operations ...................             1.04
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................            (0.25)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $17.80
--------------------------------------------------------------------------------
Total return ...........................................             6.10%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............           $  905
Ratio of expenses to average net assets ................             1.43%(e)(f)
Ratio of net investment income to average net assets ...             4.81%(e)(f)
Portfolio turnover rate ................................               53%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                        COLUMBIA REAL ESTATE EQUITY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  For the
                                                                Period Ended
                                                                December 31,
                                                                   -------
Class B Shares                                                     2002(a)
                                                                   -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $17.01
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................             0.22(b)
  Net realized and unrealized gain on investments ......             0.81
--------------------------------------------------------------------------------
    Total from investment operations ...................             1.03
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................            (0.22)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $17.82
--------------------------------------------------------------------------------
Total return ...........................................             6.09%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............           $1,074
Ratio of expenses to average net assets ................             2.18%(e)(f)
Ratio of net investment income to average net assets ...             4.06%(e)(f)
Portfolio turnover rate ................................               53%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        COLUMBIA REAL ESTATE EQUITY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                               Period Ended
                                                               December 31,
                                                                  -------
Class D Shares                                                    2002(a)
                                                                  -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $17.01
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................             0.21(b)
  Net realized and unrealized gain on investments ......             0.82
--------------------------------------------------------------------------------
    Total from investment operations ...................             1.03
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................            (0.22)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $17.82
--------------------------------------------------------------------------------
Total return ...........................................             6.09%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............           $  365
Ratio of expenses to average net assets ................             2.18%(e)(f)
Ratio of net investment income to average net assets ...             4.06%(e)(f)
Portfolio turnover rate ................................               53%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                        COLUMBIA REAL ESTATE EQUITY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Year Ended December 31,
                                                             --------         --------       --------       --------      --------
Class Z Shares                                                2002(a)           2001           2000           1999          1998
                                                             --------         --------       --------       --------      --------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  18.04         $  17.89       $  14.57       $  15.76      $  18.80
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................         0.82(b)          0.79           0.81           0.82          0.75
  Net realized and unrealized gain (loss) on investments        (0.25)            0.15           3.32          (1.19)        (3.04)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................         0.57             0.94           4.13          (0.37)        (2.29)
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................        (0.71)           (0.72)         (0.75)         (0.71)        (0.66)
  Return of capital ....................................        (0.09)           (0.07)         (0.06)         (0.11)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................        (0.80)           (0.79)         (0.81)         (0.82)        (0.75)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  17.81         $  18.04       $  17.89       $  14.57      $  15.76
-----------------------------------------------------------------------------------------------------------------------------------
Total return (c) .......................................         3.12%            5.41%         28.84%         (2.45)%      (12.33)%
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............     $774,646         $621,590       $436,764       $241,716      $164,172
Ratio of expenses to average net assets (d) ............         0.94%            0.95%          0.96%          0.99%         1.01%
Ratio of net investment income to average net assets (d)         5.30%            4.65%          5.16%          5.66%         4.60%
Portfolio turnover rate ................................           53%              41%            25%            29%            6%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Total return at net asset value assuming all distributions reinvested.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA TECHNOLOGY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              For the
                                                            Period Ended
                                                            December 31,
                                                              -------
Class A Shares                                                 2002(a)
                                                              -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 3.82
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ..................................        (0.01)(b)
  Net realized and unrealized loss on investments ......        (0.02)
--------------------------------------------------------------------------------
    Total from investment operations ...................        (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 3.79
--------------------------------------------------------------------------------
Total return ...........................................        (0.79)%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............       $    1
Ratio of expenses to average net assets ................         1.76%(f)(g)
Ratio of net investment loss to average net assets .....        (1.35)%(f)(g)
Waiver/reimbursement ...................................         1.24%(g)
Portfolio turnover rate ................................          512%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                            COLUMBIA TECHNOLOGY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               For the
                                                            Period Ended
                                                            December 31,
                                                               -------
Class B Shares                                                 2002(a)
                                                               -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 3.82
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ..................................        (0.01)(b)
  Net realized and unrealized loss on investments ......        (0.03)
--------------------------------------------------------------------------------
    Total from investment operations ...................        (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 3.78
--------------------------------------------------------------------------------
Total return ...........................................        (1.05)%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............       $    7
Ratio of expenses to average net assets ................         2.51%(f)(g)
Ratio of net investment loss to average net assets .....        (2.10)%(f)(g)
Waiver/reimbursement ...................................         1.24%(g)
Portfolio turnover rate ................................          512%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA TECHNOLOGY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              For the
                                                           Period Ended
                                                           December 31,
                                                              -------
Class D Shares                                                2002(a)
                                                              -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $  3.82
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ..................................        (0.01)(b)
  Net realized and unrealized loss on investments ......        (0.03)
--------------------------------------------------------------------------------
    Total from investment operations ...................        (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                $  3.78
--------------------------------------------------------------------------------
Total return ...........................................        (1.05)%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............      $     1
Ratio of expenses to average net assets ................         2.51%(f)(g)
Ratio of net investment loss to average net assets .....        (2.10)%(f)(g)
Waiver/reimbursement ...................................         1.24%(g)
Portfolio turnover rate ................................          512%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.


(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                            COLUMBIA TECHNOLOGY FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                               For the
                                                                                       Year Ended            Period Ended
                                                                                       December 31,          December 31,
                                                                                 -------         -------       -------
Class Z Shares                                                                    2002(a)          2001        2000(b)
                                                                                 -------         -------       -------
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $  6.13         $  8.63       $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss) .............................................       (0.06)(c)       (0.08)         0.01
  Net realized and unrealized loss on investments ..........................       (2.28)          (2.42)        (1.37)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations .......................................       (2.34)          (2.50)        (1.36)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...............................................          --              --         (0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $  3.79         $  6.13       $  8.63
------------------------------------------------------------------------------------------------------------------------------
Total return (d) ...........................................................      (38.17)%        (28.97)%      (13.78)%(e)(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...................................     $ 8,055        $ 10,385       $ 4,327
Ratio of expenses to average net assets (g) ................................        1.65%           1.69%         1.48%(h)
Ratio of net investment income (loss) to average net assets (g) ............       (1.24)%         (1.26)%        0.99%(h)
Waiver/reimbursement .......................................................        1.33%           1.13%         7.49%(h)
Portfolio turnover rate ....................................................         512%            413%           63%(f)

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) The Fund commenced investment operations on October 27, 2000. Per share data reflects activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Total return at net asset value assuming all distributions reinvested.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA STRATEGIC VALUE FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                 For the
                                                                               Period Ended
                                                                               December 31,
                                                                                  -------
Class A Shares                                                                    2002(a)
                                                                                  -------
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 12.72
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ..................................................          0.01(b)
  Net realized and unrealized gain on investments and foreign currency ...          0.40
-----------------------------------------------------------------------------------------------
    Total from investment operations .....................................          0.41
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $ 13.13
-----------------------------------------------------------------------------------------------
Total return .............................................................          3.22%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) .................................       $53,526
Ratio of expenses to average net assets ..................................          1.21%(e)(f)
Ratio of net investment income to average net assets .....................          0.64%(e)(f)
Portfolio turnover rate ..................................................           188%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                          COLUMBIA STRATEGIC VALUE FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                For the
                                                                              Period Ended
                                                                              December 31,
                                                                                 ------
Class B Shares                                                                   2002(a)
                                                                                 ------
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $12.72
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................................        (0.01)(b)
  Net realized and unrealized gain on investments
    and foreign currency .................................................         0.39
-------------------------------------------------------------------------------------------------
    Total from investment operations .....................................         0.38
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.10
-------------------------------------------------------------------------------------------------
Total return .............................................................         2.99%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) .................................       $2,350
Ratio of expenses to average net assets ..................................         2.36%(f)(g)
Ratio of net investment loss to average net assets .......................        (0.51)%(f)(g)
Waiver/reimbursement .....................................................         0.23%(g)
Portfolio turnover rate ..................................................          188%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA STRATEGIC VALUE FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                  For the
                                                                                Period Ended
                                                                                December 31,
                                                                                  -------
Class D Shares                                                                    2002(a)
                                                                                  -------
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 12.72
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss ....................................................         (0.01)(b)
  Net realized and unrealized gain on investments and foreign currency ...          0.40
--------------------------------------------------------------------------------------------------
    Total from investment operations .....................................          0.39
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $ 13.11
--------------------------------------------------------------------------------------------------
Total return .............................................................          3.07%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) .................................       $   355
Ratio of expenses to average net assets ..................................          2.28%(f)(g)
Ratio of net investment loss to average net assets .......................         (0.43)%(f)(g)
Waiver/reimbursement .....................................................          0.15%(g)
Portfolio turnover rate ..................................................           188%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                          COLUMBIA STRATEGIC VALUE FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                            For the
                                                                                 Year Ended               Period Ended
                                                                                December 31,              December 31,
                                                                       --------            --------          ------
Class Z Shares                                                          2002(a)              2001            2000(b)
                                                                       --------            --------          ------
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  14.52            $  11.23         $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .......................................            0.10(c)             0.05            0.02
  Net realized and unrealized gain (loss) on investments
    and foreign currency ......................................           (1.35)               3.29            1.23
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ..........................           (1.25)               3.34            1.25
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ..................................           (0.11)              (0.05)          (0.02)
  From net realized gains .....................................           (0.02)                 --              --
-------------------------------------------------------------------------------------------------------------------------
    Total distributions .......................................           (0.13)              (0.05)          (0.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  13.14            $  14.52         $ 11.23
-------------------------------------------------------------------------------------------------------------------------
Total return (d) ..............................................           (8.56)%(e)          29.76%          12.25%(e)(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ......................        $209,610            $139,504          $9,526
Ratio of expenses to average net assets (g) ...................            1.23%               1.13%           1.34%(h)
Ratio of net investment income to average net assets (g) ......            0.62%               0.71%           1.92%(h)
Waiver/reimbursement ..........................................            0.03%                 --%           3.97%(h)
Portfolio turnover rate .......................................             188%                278%             64%(f)

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) The Fund commenced investment operations on October 27, 2000. Per share data reflects activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                              Period Ended
                                                              December 31,
                                                                 -------
Class A Shares                                                   2002(a)
                                                                 -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $17.58
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................           0.03(b)
  Net realized and unrealized loss on investments .......             --(c)
--------------------------------------------------------------------------------
    Total from investment operations ....................           0.03
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................          (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $17.52
--------------------------------------------------------------------------------
Total return ............................................           0.19%(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................         $  146
Ratio of expenses to average net assets .................           1.17%(f)(g)
Ratio of net investment income to average net assets.....           2.03%(f)(g)
Portfolio turnover rate .................................             98%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                             COLUMBIA BALANCED FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  For the
                                                               Period Ended
                                                               December 31,
                                                                  -------
Class B Shares                                                    2002(a)
                                                                  -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 17.58
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................           0.02(b)
  Net realized and unrealized loss on investments .......          (0.01)
--------------------------------------------------------------------------------
    Total from investment operations ....................           0.01
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................          (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 17.52
--------------------------------------------------------------------------------
Total return ............................................           0.06%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................        $   608
Ratio of expenses to average net assets .................           1.92%(e)(f)
Ratio of net investment income to average net assets ....           1.28%(e)(f)
Portfolio turnover rate .................................             98%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                               Period Ended
                                                               December 31,
                                                                  -------
Class D Shares                                                    2002(a)
                                                                  -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 17.58
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................           0.02(b)
  Net realized and unrealized loss on investments .......          (0.02)
--------------------------------------------------------------------------------
    Total from investment operations ....................             --
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................          (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 17.51
--------------------------------------------------------------------------------
Total return ............................................           0.01%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................        $   446
Ratio of expenses to average net assets .................           1.92%(e)(f)
Ratio of net investment income to average net assets ....           1.28%(e)(f)
Portfolio turnover rate .................................             98%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      Year Ended December 31,
                                                               --------        --------         --------      --------     --------
Class Z Shares                                                  2002(a)          2001             2000          1999         1998
                                                               --------        --------         --------      --------     --------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  20.67        $  22.96        $   24.72     $   23.17     $  21.42
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................           0.47(b)         0.57(c)          0.67          0.69         0.72
  Net realized and unrealized gain (loss) on investments          (3.13)          (2.27)(c)        (0.41)         2.21         3.52
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................          (2.66)          (1.70)            0.26          2.90         4.24
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................          (0.50)          (0.59)           (0.68)        (0.69)       (0.73)
  From net realized gains ..............................             --              --            (1.34)        (0.66)       (1.76)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................          (0.50)          (0.59)           (2.02)        (1.35)       (2.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  17.51        $  20.67        $   22.96     $   24.72     $  23.17
------------------------------------------------------------------------------------------------------------------------------------
Total return (d) .......................................         (12.97)%         (7.40)%           0.82%        12.70%       20.07%
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............       $668,290        $983,749       $1,126,854    $1,040,940     $975,381
Ratio of expenses to average net assets (e) ............           0.70%           0.67%            0.65%         0.66%        0.67%
Ratio of net investment income to average net assets (e)           2.50%           2.70%(c)         2.73%         2.85%        3.22%
Portfolio turnover rate ................................             98%            111%             105%          133%         128%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.70%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         COLUMBIA SHORT TERM BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                              Period Ended
                                                              December 31,
                                                                -------
Class A Shares                                                  2002(a)
                                                                -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.63
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................         0.04(b)
  Net realized and unrealized gain on investments .......         0.04
--------------------------------------------------------------------------------
    Total from investment operations ....................         0.08
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................        (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $ 8.67
--------------------------------------------------------------------------------
Total return ............................................         0.94%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................       $5,543
Ratio of expenses to average net assets .................         1.00%(f)(g)
Ratio of net investment income to average net assets ....         3.53%(f)(g)
Waiver/reimbursement ....................................         0.02%(g)
Portfolio turnover rate .................................          182%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                          COLUMBIA SHORT TERM BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                             Period Ended
                                                             December 31,
                                                                -------
Class B Shares                                                  2002(a)
                                                                -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.63
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................         0.03(b)
  Net realized and unrealized gain on investments .......         0.04
--------------------------------------------------------------------------------
    Total from investment operations ....................         0.07
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................        (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $ 8.67
--------------------------------------------------------------------------------
Total return ............................................         0.77%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................       $6,261
Ratio of expenses to average net assets .................         1.75%(f)(g)
Ratio of net investment income to average net assets ....         2.78%(f)(g)
Waiver/reimbursement ....................................         0.04%(g)
Portfolio turnover rate .................................          182%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                             Period Ended
                                                              December 31,
                                                                -------
Class D Shares                                                  2002(a)
                                                                -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.63
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................         0.04(b)
  Net realized and unrealized gain on investments .......         0.04
--------------------------------------------------------------------------------
    Total from investment operations ....................         0.08
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................        (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $ 8.67
--------------------------------------------------------------------------------
Total return ............................................         0.88%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................       $5,223
Ratio of expenses to average net assets .................         1.15%(f)(g)
Ratio of net investment income to average net assets ....         3.38%(f)(g)
Waiver/reimbursement ....................................         0.64%(g)
Portfolio turnover rate .................................          182%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                             Period Ended
                                                             December 31,
                                                                -------
Class G Shares                                                  2002(a)
                                                                -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.63
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................         0.03(b)
  Net realized and unrealized gain on investments .......         0.04
--------------------------------------------------------------------------------
    Total from investment operations ....................         0.07
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................        (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $ 8.67
--------------------------------------------------------------------------------
Total return ............................................         0.85%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................       $1,874
Ratio of expenses to average net assets .................         1.55%(f)(g)
Ratio of net investment income to average net assets ....         2.98%(f)(g)
Waiver/reimbursement ....................................         0.05%(g)
Portfolio turnover rate .................................          182%

(a) Class G shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                             Period Ended
                                                             December 31,
                                                                -------
Class T Shares                                                  2002(a)
                                                                -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.63
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................         0.04(b)
  Net realized and unrealized gain on investments .......         0.04
--------------------------------------------------------------------------------
    Total from investment operations ....................         0.08
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................        (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $  8.67
--------------------------------------------------------------------------------
Total return ............................................         0.95%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................      $30,859
Ratio of expenses to average net assets .................         0.90%(f)(g)
Ratio of net investment income to average net assets ....         3.63%(f)(g)
Waiver/reimbursement ....................................         0.02%(g)
Portfolio turnover rate .................................          204%

(a) Class T shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA SHORT TERM BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Year Ended December 31,
                                                             --------         -------         -------         -------      -------
Class Z Shares                                                2002(a)           2001           2000             1999         1998
                                                             --------         -------         -------         -------      -------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.55         $  8.36         $  8.20         $  8.39      $  8.29
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................         0.32(b)         0.46(c)         0.42            0.33         0.38
  Net realized and unrealized gain (loss) on investments         0.14            0.21(c)         0.16           (0.18)        0.14
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................         0.46            0.67            0.58            0.15         0.52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................        (0.34)          (0.46)          (0.42)          (0.33)       (0.38)
  From net realized gains ..............................        --(d)           (0.02)             --           (0.01)       (0.04)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................        (0.34)          (0.48)          (0.42)          (0.34)       (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   8.67         $  8.55         $  8.36         $  8.20      $  8.39
------------------------------------------------------------------------------------------------------------------------------------
Total return (e) .......................................         5.56%           8.07%(f)        7.26%(f)        1.80%        6.43%
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............     $317,588         $62,930         $35,856         $38,072      $40,578
Ratio of expenses to average net assets (g) ............         0.67%           0.75%           0.88%           0.91%        0.89%
Ratio of net investment income to average net assets (g)         3.86%           5.29%(c)        5.09%           4.09%        4.55%
Waiver/reimbursement ...................................           --%           0.16%           0.02%             --%          --%
Portfolio turnover rate ................................          182%            137%            147%            211%         182%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 5.26% to 5.29%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01 per share.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA FIXED INCOME SECURITIES FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   For the
                                                                Period Ended
                                                                December 31,
                                                                   -------
Class A Shares                                                     2002(a)
                                                                   -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $13.42
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................            0.11(b)
  Net realized and unrealized gain on investments .......            0.08
--------------------------------------------------------------------------------
    Total from investment operations ....................            0.19
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................           (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $13.52
--------------------------------------------------------------------------------
Total return ............................................            1.41%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................          $  945
Ratio of expenses to average net assets .................            0.92%(e)(f)
Ratio of net investment income to average net assets ....            4.78%(e)(f)
Portfolio turnover rate .................................             103%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                      COLUMBIA FIXED INCOME SECURITIES FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  For the
                                                                Period Ended
                                                                December 31,
                                                                   -------
Class B Shares                                                     2002(a)
                                                                   -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $13.42
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................            0.09(b)
  Net realized and unrealized gain on investments .......            0.08
--------------------------------------------------------------------------------
    Total from investment operations ....................            0.17
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................           (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $13.52
--------------------------------------------------------------------------------
Total return ............................................            1.27%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................          $1,466
Ratio of expenses to average net assets .................            1.71%(e)(f)
Ratio of net investment income to average net assets ....            3.99%(e)(f)
Portfolio turnover rate .................................             103%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA FIXED INCOME SECURITIES FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               For the
                                                            Period Ended
                                                            December 31,
                                                               -------
Class D Shares                                                 2002(a)
                                                               -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $13.42
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................        0.09(b)
  Net realized and unrealized gain on investments .......        0.08
--------------------------------------------------------------------------------
    Total from investment operations ....................        0.17
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................       (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $13.52
--------------------------------------------------------------------------------
Total return ............................................        1.30%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................      $  427
Ratio of expenses to average net assets .................        1.58%(f)(g)
Ratio of net investment income to average net assets ....        4.12%(f)(g)
Waiver/reimbursement ....................................        0.15%(g)
Portfolio turnover rate .................................         103%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA FIXED INCOME SECURITIES FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Year Ended December 31,
                                                             --------         --------        --------       --------     --------
Class Z Shares                                                2002(a)           2001            2000           1999         1998
                                                             --------         --------        --------       --------     --------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  13.22         $  12.97        $  12.44       $  13.42     $  13.41
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................         0.67(b)          0.77(c)         0.82           0.78         0.83
  Net realized and unrealized gain (loss) on investments         0.31             0.26(c)         0.53          (0.98)        0.14
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................         0.98             1.03            1.35          (0.20)        0.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................        (0.68)           (0.78)          (0.82)         (0.78)       (0.83)
  From net realized gains ..............................           --               --              --             --(d)     (0.13)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................        (0.68)           (0.78)          (0.82)         (0.78)       (0.96)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  13.52         $  13.22        $  12.97       $  12.44     $  13.42
------------------------------------------------------------------------------------------------------------------------------------
Total return (e) .......................................         7.65%            8.13%          11.27%         (1.50)%       7.44%
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............     $547,524         $465,743        $378,799       $397,147     $422,330
Ratio of expenses to average net assets (f) ............         0.67%            0.66%           0.66%          0.64%        0.65%
Ratio of net investment income to average net assets (f)         5.03%            5.83%(c)        6.53%          6.03%        6.15%
Portfolio turnover rate ................................          103%             110%            105%           155%         107%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.92% to 5.83%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01 per share.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               For the
                                                            Period Ended
                                                            December 31,
                                                               -------
Class A Shares                                                 2002(a)
                                                               ------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.22
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................        0.06(b)
  Net realized and unrealized gain on investments .......        0.10
--------------------------------------------------------------------------------
    Total from investment operations ....................        0.16
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................       (0.06)
  From net realized gains ...............................       (0.04)
--------------------------------------------------------------------------------
    Total distributions .................................       (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $10.28
--------------------------------------------------------------------------------
Total return ............................................        1.59%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................      $   67
Ratio of expenses to average net assets .................        0.90%(f)(g)
Ratio of net investment income to average net assets ....        3.85%(f)(g)
Waiver/reimbursement ....................................        0.56%(g)
Portfolio turnover rate .................................          43%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA NATIONAL MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               For the
                                                            Period Ended
                                                            December 31,
                                                               -------
Class B Shares                                                 2002(a)
                                                               ------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.22
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................        0.05(b)
  Net realized and unrealized gain on investments .......        0.10
--------------------------------------------------------------------------------
    Total from investment operations ....................        0.15
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................       (0.05)
  From net realized gains ...............................       (0.04)
--------------------------------------------------------------------------------
    Total distributions .................................       (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $10.28
--------------------------------------------------------------------------------
Total return ............................................        1.47%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................      $   72
Ratio of expenses to average net assets .................        1.65%(f)(g)
Ratio of net investment income to average net assets ....        3.10%(f)(g)
Waiver/reimbursement ....................................        0.56%(g)
Portfolio turnover rate .................................          43%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA NATIONAL MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               For the
                                                            Period Ended
                                                            December 31,
                                                               -------
Class D Shares                                                 2002(a)
                                                               -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.22
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................        0.05(b)
  Net realized and unrealized gain on investments .......        0.10
--------------------------------------------------------------------------------
    Total from investment operations ....................        0.15
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................       (0.05)
  From net realized gains ...............................       (0.04)
--------------------------------------------------------------------------------
    Total distributions .................................       (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $10.28
--------------------------------------------------------------------------------
Total return ............................................        1.51%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................      $   50
Ratio of expenses to average net assets .................        1.30%(f)(g)
Ratio of net investment income to average net assets ....        3.45%(f)(g)
Waiver/reimbursement ....................................        0.91%(g)
Portfolio turnover rate .................................          43%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA NATIONAL MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                         For the
                                                                                   Year                               Period Ended
                                                                             Ended December 31,                       December 31,
                                                                -------            -------             -------          -------
Class Z Shares                                                  2002(a)              2001                2000            1999(b)
                                                                -------            -------             -------          -------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.77            $  9.82             $  9.28          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................           0.41(c)            0.44(d)             0.44             0.34
  Net realized and unrealized gain (loss) on investments           0.55              (0.03)(d)            0.54            (0.72)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................           0.96               0.41                0.98            (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................          (0.41)             (0.44)              (0.44)           (0.34)
  From net realized gains ..............................          (0.04)             (0.02)                 --               --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................          (0.45)             (0.46)              (0.44)           (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 10.28            $  9.77             $  9.82          $  9.28
------------------------------------------------------------------------------------------------------------------------------------
Total return (e)(f) ....................................          10.04%              4.16%              10.87%           (3.93)%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............        $16,470            $13,769             $10,898          $10,135
Ratio of expenses to average net assets (h) ............           0.65%              0.65%               0.65%            0.65%(i)
Ratio of net investment income to average net assets (h)           4.10%              4.44%(d)            4.68%            4.21%(i)
Waiver/reimbursement ...................................           0.50%              0.66%               0.64%            1.07%(i)
Portfolio turnover rate ................................             43%                20%                 21%              12%(g)

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) The Fund commenced investment operations on February 10, 1999. Per share data reflects activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 4.47% to 4.44%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       COLUMBIA OREGON MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                               Period Ended
                                                               December 31,
                                                                  -------
Class A Shares                                                    2002(a)
                                                                  -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 12.52
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................           0.08(b)
  Net realized and unrealized gain on investments .......           0.07
--------------------------------------------------------------------------------
    Total from investment operations ....................           0.15
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................          (0.08)
  From net realized gains ...............................          (0.09)
--------------------------------------------------------------------------------
    Total distributions .................................          (0.17)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 12.50
--------------------------------------------------------------------------------
Total return ............................................           1.19%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................        $   477
Ratio of expenses to average net assets .................           0.92%(e)(f)
Ratio of net investment income to average net assets ....           4.11%(e)(f)
Portfolio turnover rate .................................             21%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                       COLUMBIA OREGON MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  For the
                                                                Period Ended
                                                                December 31,
                                                                   -------
Class B Shares                                                     2002(a)
                                                                   -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $12.52
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................            0.06(b)
  Net realized and unrealized gain on investments .......            0.08
--------------------------------------------------------------------------------
    Total from investment operations ....................            0.14
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................           (0.07)
  From net realized gains ...............................           (0.09)
--------------------------------------------------------------------------------
    Total distributions .................................           (0.16)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $12.50
--------------------------------------------------------------------------------
Total return ............................................            1.10%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................          $  373
Ratio of expenses to average net assets .................            1.67%(e)(f)
Ratio of net investment income to average net assets ....            3.36%(e)(f)
Portfolio turnover rate .................................              21%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       COLUMBIA OREGON MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                For the
                                                              Period Ended
                                                              December 31,
                                                                 -------
Class D Shares                                                   2002(a)
                                                                 -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.52
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income .................................         0.07(b)
  Net realized and unrealized gain on investments .......         0.07
--------------------------------------------------------------------------------
    Total from investment operations ....................         0.14
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ............................        (0.07)
  From net realized gains ...............................        (0.09)
--------------------------------------------------------------------------------
    Total distributions .................................        (0.16)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $12.50
--------------------------------------------------------------------------------
Total return ............................................         1.14%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ................       $  448
Ratio of expenses to average net assets .................         1.32%(f)(g)
Ratio of net investment income to average net assets ....         3.71%(f)(g)
Waiver/reimbursement ....................................         0.35%(g)
Portfolio turnover rate .................................           21%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       COLUMBIA OREGON MUNICIPAL BOND FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Year Ended December 31,
                                                                --------        --------        --------      --------     --------
Class Z Shares                                                   2002(a)          2001            2000          1999         1998
                                                                --------        --------        --------      --------     --------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  12.08        $  12.13        $  11.56      $  12.46     $  12.47
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................            0.55(b)         0.57(c)         0.58          0.56         0.58
  Net realized and unrealized gain (loss) on investments            0.54           (0.02)(c)        0.58         (0.88)        0.10
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................            1.09            0.55            1.16         (0.32)        0.68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................           (0.55)          (0.57)          (0.58)        (0.56)       (0.58)
  From net realized gains ..............................           (0.12)          (0.03)          (0.01)        (0.02)       (0.11)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................           (0.67)          (0.60)          (0.59)        (0.58)       (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  12.50        $  12.08        $  12.13      $  11.56     $  12.46
------------------------------------------------------------------------------------------------------------------------------------
Total return (d) .......................................            9.24%           4.55%          10.28%        (2.65)%       5.58%
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............        $508,865        $491,638        $436,544      $409,919     $462,809
Ratio of expenses to average net assets (e) ............            0.58%           0.57%           0.58%         0.57%        0.58%
Ratio of net investment income to average net assets (e)            4.45%           4.64%(c)        4.92%         4.64%        4.60%
Portfolio turnover rate ................................              21%             14%             22%           28%          17%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001, was less than $0.01 to net investment income and net realized and unrealized loss per share and less than 0.01% to the ratio of net investment income to average net assets. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the
                                                              Period Ended
                                                              December 31,
                                                                 -------
Class A Shares                                                   2002(a)
                                                                 -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.17
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................            0.09(b)
  Net realized and unrealized gain on investments ......            0.20
--------------------------------------------------------------------------------
    Total from investment operations ...................            0.29
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................           (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $  8.37
--------------------------------------------------------------------------------
Total return ...........................................            3.50%(c)(d)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............         $33,992
Ratio of expenses to average net assets ................            1.15%(e)(f)
Ratio of net investment income to average net assets ...            6.46%(e)(f)
Portfolio turnover rate ................................              42%

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                            COLUMBIA HIGH YIELD FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  For the
                                                               Period Ended
                                                               December 31,
                                                                 -------
Class B Shares                                                   2002(a)
                                                                 -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.17
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................            0.07(b)
  Net realized and unrealized gain on investments ......            0.20
--------------------------------------------------------------------------------
    From investment operations .........................            0.27
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................           (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $  8.37
--------------------------------------------------------------------------------
Total return ...........................................            3.33%(c)(d)

Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............         $16,701
Ratio of expenses to average net assets ................            1.90%(e)(f)
Ratio of net investment income to average net assets ...            5.71%(e)(f)
Portfolio turnover rate ................................              42%

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               For the
                                                             Period Ended
                                                             December 31,
                                                               -------
Class D Shares                                                 2002(a)
                                                               -------
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.17
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................          0.07(b)
  Net realized and unrealized gain on investments ......          0.20
--------------------------------------------------------------------------------
    Total from investment operations ...................          0.27
--------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................         (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $  8.37
--------------------------------------------------------------------------------
Total return ...........................................          3.35%(c)(d)(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............       $18,035
Ratio of expenses to average net assets ................          1.75%(f)(g)
Ratio of net investment income to average net assets ...          5.86%(f)(g)
Waiver/reimbursement ...................................          0.15%(g)
Portfolio turnover rate ................................            42%

(a) Class D shares were initially offered on November 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA HIGH YIELD FUND
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      Year Ended December 31,
                                                             --------         --------        -------      -------      -------
Class Z Shares                                                2002(a)           2001            2000        1999         1998
                                                             --------         --------        -------      -------      -------
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.87         $   8.98        $  9.32      $  9.84      $ 10.04
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................         0.57(b)          0.67(c)        0.75         0.74         0.76
  Net realized and unrealized loss on investments ......        (0.48)           (0.09)(c)      (0.34)       (0.51)       (0.15)
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................         0.09             0.58           0.41         0.23         0.61
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................        (0.59)           (0.69)         (0.75)       (0.74)       (0.76)
  From net realized gains ..............................           --               --             --        (0.01)       (0.05)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................        (0.59)           (0.69)         (0.75)       (0.75)       (0.81)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   8.37         $   8.87        $  8.98      $  9.32      $  9.84
----------------------------------------------------------------------------------------------------------------------------------
Total return (d) .......................................         1.17%            6.63%          4.61%        2.38%        6.26%
Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............     $702,785         $238,994        $97,575      $71,678      $57,524
Ratio of expenses to average net assets (e) ............         0.77%            0.85%          0.93%        0.91%        0.95%
Ratio of net investment income to average net assets (e)         6.84%            7.47%(c)       8.22%        7.71%        7.52%
Portfolio turnover rate ................................           42%              69%            50%          49%          79%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.64% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          COLUMBIA DAILY INCOME COMPANY
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    Year Ended December 31,
                                                             ----------      ----------    ----------     ----------    ----------
Class Z Shares                                                 2002(a)          2001          2000           1999          1998
                                                             ----------      ----------    ----------     ----------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.000      $    1.000    $    1.000     $    1.000    $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ................................          0.012(b)        0.036         0.058          0.046         0.050
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations ...................          0.012           0.036         0.058          0.046         0.050
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income ...........................         (0.012)         (0.036)       (0.058)        (0.046)       (0.050)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ................................         (0.012)         (0.036)       (0.058)        (0.046)       (0.050)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    1.000      $    1.000    $    1.000     $    1.000    $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (c) .......................................           1.17%           3.70%         6.00%          4.71%         5.09%

Ratios/Supplemental data:
Net assets, end of period (in thousands) ...............     $1,136,075      $1,253,535    $1,198,151     $1,165,289    $1,109,141
Ratio of expenses to average net assets (d) ............           0.60%           0.60%         0.60%          0.64%         0.62%
Ratio of net investment income to average net assets (d)           1.16%           3.61%         5.82%          4.61%         4.97%

(a) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Total return at net asset value assuming all distributions reinvested.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA COMMON STOCK FUND
DECEMBER 31, 2002

                                                       Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.2%)

CONSUMER DISCRETIONARY (16.8%)

  Auto Components (0.3%)
    Magna International, Inc., Class A .........        23,350       $ 1,311,103
                                                                     -----------
  Automobiles (0.8%)
    Honda Motor Co., Ltd., ADR .................       178,300         3,220,098
                                                                     -----------
  Hotels, Restaurants & Leisure (0.8%)
    Hilton Hotels Corp. ........................       245,400         3,119,034
                                                                     -----------
  Household Durables (1.0%)
    Fortune Brands, Inc. .......................        22,600         1,051,126
    Koninklijke (Royal) Philips
      Electronics NV, NY Shares ................       169,300         2,993,224
                                                                     -----------
                                                                       4,044,350
                                                                     -----------
  Media (5.4%)
    AOL Time Warner, Inc. (a) ..................       408,939         5,357,101
    Clear Channel Communications,
      Inc. (a) .................................        66,425         2,476,988
    Comcast Corp., Class A (a) .................       243,842         5,747,356
    Liberty Media Corp., Class A (a)  ..........       479,136         4,283,476
    Viacom, Inc., Class B (a) ..................        85,800         3,497,208
    Walt Disney Co. ............................        70,175         1,144,554
                                                                     -----------
                                                                      22,506,683
                                                                     -----------
  Multi-Line Retail (6.4%)
    Dollar General Corp. .......................       159,500         1,906,025
    Kohl's Corp. (a) ...........................       136,550         7,639,973
    Nordstrom, Inc. ............................       112,050         2,125,589
    Wal-Mart Stores, Inc. ......................       298,150        15,059,557
                                                                     -----------
                                                                      26,731,144
                                                                     -----------
  Specialty Retail (2.1%)
    Best Buy Co., Inc. (a) .....................        22,300           538,545
    CarMax, Inc. (a) ...........................        89,739         1,604,533
    Staples, Inc. (a) ..........................       363,700         6,655,710
                                                                     -----------
                                                                       8,798,788
                                                                     -----------
Consumer Staples (6.0%)
  Beverages (2.0%)
    Pepsi Bottling Group, Inc. .................        92,200         2,369,540
    PepsiCo, Inc. ..............................       141,400         5,969,908
                                                                     -----------
                                                                       8,339,448
                                                                     -----------
  Food Products (1.0%)
    Unilever NV, NY Shares .....................        65,400         4,035,834
                                                                     -----------
  Household Products (0.3%)
    Procter & Gamble Co. .......................        14,600         1,254,724
                                                                     -----------
  Personal Products (1.5%)
    Alberto-Culver Co., Class B ................        33,700         1,698,480
    Gillette Co. ...............................       154,050         4,676,958
                                                                     -----------
                                                                       6,375,438
                                                                     -----------
  Tobacco (1.2%)
    Philip Morris Companies, Inc. ..............       122,900         4,981,137
                                                                     -----------
Energy (7.2%)
  Energy Equipment & Services (1.6%)
    ENSCO International, Inc. ..................        38,300         1,127,935
    GlobalSantaFe Corp. ........................        97,625         2,374,240
    Noble Corp. (a) ............................        62,925         2,211,814
    Rowan Companies, Inc. ......................        40,750           925,025
                                                                     -----------
                                                                       6,639,014
                                                                     -----------
  Oil & Gas (5.6%)
    Apache Corp. ...............................        75,530         4,304,455
    ChevronTexaco Corp. ........................        19,500         1,296,360
    ConocoPhillips .............................        28,850         1,396,052
    Devon Energy Corp. .........................        83,100         3,814,290
    EOG Resources, Inc. ........................       112,500         4,491,000
    Exxon Mobil Corp. ..........................       223,732         7,817,196
                                                                     -----------
                                                                      23,119,353
                                                                     -----------
Financials (21.6%)
  Banks (6.2%)
    Bank of America Corp. ......................       143,505         9,983,643
    Bank of New York Co., Inc. .................        74,700         1,789,812
    Bank One Corp. .............................       197,250         7,209,488
    Fifth Third Bancorp ........................        29,300         1,715,515
    KeyCorp ....................................        40,900         1,028,226
    Wells Fargo & Co. ..........................        90,500         4,241,735
                                                                     -----------
                                                                      25,968,419
                                                                     -----------
  Diversified Financials (10.7%)
    American Express Co. .......................       235,400         8,321,390
    Charles Schwab Corp. .......................        69,400           752,990
    Citigroup, Inc. ............................       434,139        15,277,351
    Franklin Resources, Inc. ...................        47,600         1,622,208
    Freddie Mac ................................        52,450         3,097,173
    J.P. Morgan Chase & Co. ....................       113,510         2,724,240
    MBNA Corp. .................................       204,350         3,886,737
    Merrill Lynch & Co., Inc. ..................       138,900         5,271,255
    Morgan Stanley .............................        38,350         1,530,932
    SLM Corp. ..................................        20,900         2,170,674
                                                                     -----------
                                                                      44,654,950
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                      Shares            Value
--------------------------------------------------------------------------------

  Insurance (4.7%)
    American International Group, Inc. .........       203,037       $11,745,690
    Berkshire Hathaway, Inc.,
      Class A (a) ..............................            30         2,182,500
    Hartford Financial Services
      Group, Inc. ..............................        48,700         2,212,441
    Marsh & McLennan Companies,
      Inc ......................................        74,100         3,424,161
                                                                     -----------
                                                                      19,564,792
                                                                     -----------
Health Care (12.5%)
  Biotechnology (1.0%)
    Amgen, Inc. (a) ............................        54,200         2,620,028
    MedImmune, Inc. (a) ........................        46,400         1,260,688
                                                                     -----------
                                                                       3,880,716
                                                                     -----------
  Health Care Equipment & Supplies (0.3%)
    Medtronic, Inc. ............................        29,400         1,340,640
                                                                     -----------
  Health Care Providers & Services (1.1%)
    AmerisourceBergen Corp. ....................        35,100         1,906,281
    HCA, Inc. ..................................        30,300         1,257,450
    UnitedHealth Group, Inc. ...................        17,400         1,452,900
                                                                     -----------
                                                                       4,616,631
                                                                     -----------
  Pharmaceuticals (10.1%)
    Abbott Laboratories ........................       166,950         6,678,000
    Bristol-Myers Squibb Co. ...................       218,268         5,052,904
    Johnson & Johnson ..........................        76,400         4,103,444
    Merck & Co., Inc. ..........................        55,800         3,158,838
    Pfizer, Inc. ...............................       277,974         8,497,665
    Pharmacia Corp. ............................       194,100         8,113,380
    Schering-Plough Corp. ......................        40,600           901,320
    Wyeth ......................................       152,300         5,696,020
                                                                     -----------
                                                                      42,201,571
                                                                     -----------
Industrials (10.2%)
  Aerospace & Defense (1.6%)
    Northrop Grumman Corp. .....................        27,300         2,648,100
    United Technologies Corp. ..................        67,950         4,208,823
                                                                     -----------
                                                                       6,856,923
                                                                     -----------
  Airlines (0.2%)
    Continental Airlines, Inc.,
      Class B (a) ..............................        89,700           650,325
                                                                     -----------
  Commercial Services & Supplies (1.5%)
    Concord EFS, Inc. (a) ......................       105,700         1,663,718
    First Data Corp. ...........................        97,300         3,445,393
    Waste Management, Inc. .....................        48,800         1,118,496
                                                                     -----------
                                                                       6,227,607
                                                                     -----------
  Industrial Conglomerates (4.8%)
    3M Co. .....................................        34,400         4,241,520
    General Electric Co. .......................       414,750        10,099,163
    Tyco International Ltd. ....................       340,366         5,813,451
                                                                     -----------
                                                                      20,154,134
                                                                     -----------
  Machinery (1.4%)
    Illinois Tool Works, Inc. ..................        65,000         4,215,900
    Navistar International Corp. (a)  ..........        61,900         1,504,789
                                                                     -----------
                                                                       5,720,689
                                                                     -----------
  Road & Rail (0.3%)
    Union Pacific Corp. ........................        19,900         1,191,413
                                                                     -----------
  Trading Companies & Distribution (0.4%)
    W.W. Grainger, Inc. ........................        35,600         1,835,180
                                                                     -----------
Information Technology (14.0%)
  Communications Equipment (1.7%)
    Cisco Systems, Inc. (a) ....................       456,265         5,977,072
    Comverse Technology, Inc. (a) ..............       107,500         1,077,150
                                                                     -----------
                                                                       7,054,222
                                                                     -----------
  Computers & Peripherals (3.4%)
    Dell Computer Corp. (a) ....................       109,400         2,925,356
    EMC Corp. (a) ..............................       190,800         1,171,512
    Hewlett-Packard Co. ........................       184,400         3,201,184
    International Business Machines
      Corp .....................................        88,300         6,843,250
                                                                     -----------
                                                                      14,141,302
                                                                     -----------
  Electronic Equipment & Instruments (0.2%)
    Waters Corp. (a) ...........................        41,600           906,048
                                                                     -----------
  Semiconductor Equipment & Products (2.6%)
    Applied Materials, Inc. (a) ................       115,900         1,510,177
    Intel Corp. ................................       157,300         2,449,161
    Microchip Technology, Inc. .................       137,750         3,367,988
    Micron Technology, Inc. (a) ................       103,475         1,007,847
    National Semiconductor Corp. (a)  ..........        72,800         1,092,728
    Taiwan Semiconductor Manufacturing
      Co., Ltd., ADR (a) .......................       186,520         1,314,966
                                                                     -----------
                                                                      10,742,867
                                                                     -----------
  Software (6.1%)
    Intuit, Inc. (a) ...........................        23,175         1,087,371
    Microsoft Corp. (a) ........................       358,200        18,518,940
    Oracle Corp. (a) ...........................       283,250         3,059,100
    SAP AG, ADR ................................       124,800         2,433,600
    VERITAS Software Corp. (a) .................        31,600           493,592
                                                                     -----------
                                                                      25,592,603
                                                                     -----------
Materials (4.4%)
  Chemicals (1.4%)
    Dow Chemical Co. ...........................       112,800         3,350,160
    Praxair, Inc. ..............................        39,600         2,287,692
                                                                     -----------
                                                                       5,637,852
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA COMMON STOCK FUND (CONT.)
DECEMBER 31, 2002

                                                         Shares         Value
--------------------------------------------------------------------------------

  Metals & Mining (1.8%)
    Barrick Gold Corp. ........................          159,000    $  2,450,190
    Freeport-McMoRan Copper
      & Gold, Inc., Class B (a) ...............          108,400       1,818,952
    Inco Ltd. (a) .............................           90,400       1,918,288
    Nucor Corp. ...............................           34,000       1,404,200
                                                                    ------------
                                                                       7,591,630
                                                                    ------------
  Paper & Forest Products (1.2%)
    Georgia-Pacific Corp. .....................          110,400       1,784,064
    International Paper Co. ...................           33,300       1,164,501
    Weyerhaeuser Co. ..........................           45,200       2,224,292
                                                                    ------------
                                                                       5,172,857
                                                                    ------------
Telecommunication Services (4.5%)
  Diversified Telecommunication Services (4.0%)
    AT&T Corp. ................................           98,380       2,568,702
    SBC Communications, Inc. ..................          326,150       8,841,921
    Verizon Communications, Inc. ..............          140,000       5,425,000
                                                                    ------------
                                                                      16,835,623
                                                                    ------------
  Wireless Telecommunication Services (0.5%)
    Vodafone Group PLC, ADR ...................          116,100       2,103,733
                                                                    ------------

Total Common Stocks
      (Cost of$ 400,425,236) ..................                      405,118,875
                                                                    ------------
Preferred Stock (1.5%)

Consumer Discretionary (1.5%)
  Media (1.5%)
    News Corp., Ltd., ADR
      (Cost of $5,920,625) ....................          267,925       6,068,501
                                                                    ------------
Short-Term Obligation (0.9%)                                 Par
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by U.S. Treasury
      Notes with maturities to 02/15/12,
      market value $3,983,609
      (repurchase proceeds $3,900,228)
      (Cost of $3,900,000) ....................       $3,900,000       3,900,000
                                                                    ------------
Total Investments (99.6%)
      (Cost of $410,245,861) (b) ..............                      415,087,376
                                                                    ------------
Other Assets & Liabilities, Net (0.4%) ........                        1,722,000
                                                                    ------------
Net Assets (100.0%) ...........................                     $416,809,376
                                                                    ============

Notes to Schedule of Investments:

(a)   Non-income producing.

(b)   Cost for federal income tax purposes is $414,889,151.

                 Acronym                    Name
                 -------                    ----
                  ADR             American Depositary Receipt

COLUMBIA GROWTH FUND
DECEMBER 31, 2002

                                                       Shares           Value
--------------------------------------------------------------------------------

Common Stocks (99.3%)

Consumer Discretionary (18.7%)
  Hotels, Restaurants & Leisure (0.9%)
    Wendy's International, Inc. ................        94,400      $  2,555,408
    Yum! Brands, Inc. (a) ......................       202,050         4,893,651
                                                                     -----------
                                                                       7,449,059
                                                                     -----------
  Household Durables (0.9%)
    Fortune Brands, Inc. .......................        81,250         3,778,937
    Newell Rubbermaid, Inc. ....................       134,300         4,073,319
                                                                     -----------
                                                                       7,852,256
                                                                     -----------
  Internet & Catalog Retail (0.8%)
    eBay, Inc. (a) .............................        92,400         6,266,568
                                                                     -----------
  Media (5.1%)
    AOL Time Warner, Inc. (a) ..................       463,745         6,075,059
    Clear Channel Communications,
      Inc. (a) .................................       342,231        12,761,794
    Fox Entertainment Group, Inc.,
      Class A (a) ..............................        80,850         2,096,441
    Liberty Media Corp., Class A (a) ...........       338,875         3,029,543
    Omnicom Group, Inc. ........................       128,400         8,294,640
    Viacom, Inc., Class B (a) ..................       244,050         9,947,478
                                                                     -----------
                                                                      42,204,955
                                                                     -----------
  Multi-Line Retail (6.0%)
    Kohl's Corp. (a) ...........................       301,344        16,860,196
    Target Corp. ...............................       231,700         6,951,000
    Wal-Mart Stores, Inc. ......................       507,200        25,618,672
                                                                     -----------
                                                                      49,429,868
                                                                     -----------
  Specialty Retail (5.0%)
    Bed Bath & Beyond, Inc. (a) ................       350,500        12,102,765
    Best Buy Co., Inc. (a) .....................       302,500         7,305,375
    Lowe's Companies, Inc. .....................       244,800         9,180,000
    Staples, Inc. (a) ..........................       717,550        13,131,165
                                                                     -----------
                                                                      41,719,305
                                                                     -----------
Consumer Staples (9.6%)
  Beverages (3.4%)
    Anheuser-Busch Companies, Inc. .............        90,500         4,380,200
    Pepsi Bottling Group, Inc. .................       272,100         6,992,970

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Shares         Value
--------------------------------------------------------------------------------

    PepsiCo, Inc. ...............................       403,250     $ 17,025,215
                                                                    ------------
                                                                      28,398,385
                                                                    ------------
  Food & Drug Retailing (0.5%)
    Walgreen Co. ................................       147,400        4,302,606
                                                                    ------------
  Food Products (1.3%)
    Kraft Foods, Inc., Class A ..................       170,900        6,653,137
    Wm. Wrigley, Jr. Co. ........................        72,200        3,962,336
                                                                    ------------
                                                                      10,615,473
                                                                    ------------
  Household Products (1.5%)
    Procter & Gamble Co. ........................       149,450       12,843,733
                                                                    ------------
  Personal Products (1.9%)
    Alberto-Culver Co., Class B .................       150,250        7,572,600
    Gillette Co. ................................       261,550        7,940,658
                                                                    ------------
                                                                      15,513,258
                                                                    ------------
  Tobacco (1.0%)
    Philip Morris Companies, Inc. ...............       200,550        8,128,292
                                                                    ------------
Energy (2.0%)
  Energy Equipment & Services (2.0%)
    BJ Services Co. (a) .........................        64,250        2,075,917
    ENSCO International, Inc. ...................       100,300        2,953,835
    Nabors Industries Ltd. (a) ..................       145,550        5,133,549
    Noble Corp. (a) .............................       174,550        6,135,433
                                                                    ------------
                                                                      16,298,734
                                                                    ------------
Financials (11.9%)
  Banks (0.4%)
    Fifth Third Bancorp .........................        60,800        3,559,840
                                                                    ------------
  Diversified Financials (8.7%)
    Citigroup, Inc. .............................       694,966       24,455,854
    Fannie Mae ..................................       205,400       13,213,382
    Freddie Mac .................................       147,083        8,685,251
    Goldman Sachs Group, Inc. ...................        81,700        5,563,770
    MBNA Corp. ..................................       619,250       11,778,135
    Morgan Stanley ..............................        86,100        3,437,112
    SLM Corp. ...................................        44,050        4,575,033
                                                                    ------------
                                                                      71,708,537
                                                                    ------------
  Insurance (2.8%)
    American International Group,
      Inc .......................................       284,544       16,460,870
    Marsh & McLennan Companies,
      Inc .......................................       147,000        6,792,870
                                                                    ------------
                                                                      23,253,740
                                                                    ------------
Health Care (24.7%)
  Biotechnology (2.4%)
    Amgen, Inc. (a) .............................       332,100       16,053,714
    MedImmune, Inc. (a) .........................       152,300        4,137,991
                                                                    ------------
                                                                      20,191,705
                                                                    ------------

  Health Care Equipment & Supplies (2.0%)
    Medtronic, Inc. .............................       276,065       12,588,564
    St. Jude Medical, Inc. (a) ..................       110,500        4,389,060
                                                                    ------------
                                                                      16,977,624
                                                                    ------------
  Health Care Providers & Services (4.6%)
    AmerisourceBergen Corp. .....................       122,000        6,625,820
    Anthem, Inc. (a) ............................       120,250        7,563,725
    Cardinal Health, Inc. .......................       127,100        7,523,049
    HCA, Inc. ...................................        94,250        3,911,375
    UnitedHealth Group, Inc. ....................        85,800        7,164,300
    WellPoint Health Networks,
      Inc. (a) ..................................        70,600        5,023,896
                                                                    ------------
                                                                      37,812,165
                                                                    ------------
  Pharmaceuticals (15.7%)
    Abbott Laboratories .........................       390,500       15,620,000
    Johnson & Johnson ...........................       466,550       25,058,401
    Merck & Co., Inc. ...........................        80,000        4,528,800
    Pfizer, Inc. ................................     1,175,225       35,926,628
    Pharmacia Corp. .............................       596,900       24,950,420
    Teva Pharmaceutical Industries
      Ltd., ADR .................................       171,200        6,610,032
    Wyeth .......................................       467,600       17,488,240
                                                                    ------------
                                                                     130,182,521
                                                                    ------------
Industrials (7.9%)
  Commercial Services & Supplies (1.8%)
    First Data Corp. ............................       427,600       15,141,316
                                                                    ------------
  Industrial Conglomerates (6.1%)
    3M Co. ......................................        42,200        5,203,260
    General Electric Co. ........................     1,204,075       29,319,226
    Tyco International Ltd. .....................       934,500       15,961,260
                                                                    ------------
                                                                      50,483,746
                                                                    ------------
Information Technology (24.5%)
  Communications Equipment (2.7%)
    Alcatel SA, ADR .............................       656,600        2,915,304
    Cisco Systems, Inc. (a) .....................     1,496,275       19,601,202
                                                                    ------------
                                                                      22,516,506
                                                                    ------------
  Computers & Peripherals (4.4%)
    Dell Computer Corp. (a) .....................       707,100       18,907,854
    Hewlett-Packard Co. .........................       357,200        6,200,992
    International Business
      Machines Corp. ............................       142,050       11,008,875
                                                                    ------------
                                                                      36,117,721
                                                                    ------------
  Electronic Equipment & Instruments (1.4%)
    Flextronics International Ltd. (a) ..........     1,005,700        8,236,683
    Thermo Electron Corp. (a) ...................       157,800        3,174,936
                                                                    ------------
                                                                      11,411,619
                                                                    ------------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA GROWTH FUND (CONT.)
DECEMBER 31, 2002

                                                         Shares        Value
-------------------------------------------------------------------------------

  Information Technology Consulting & Services (0.6%)
    Accenture Ltd., Class A (a) .....................    146,400  $   2,633,736
    Affiliated Computer Services,
      Inc., Class A (a) .............................     36,200      1,905,930
                                                                  -------------
                                                                      4,539,666
                                                                  -------------
  Semiconductor Equipment & Products (5.4%)
    Intel Corp. .....................................    899,850     14,010,665
    Intersil Corp., Class A (a) .....................    327,600      4,566,744
    Microchip Technology, Inc. ......................    313,600      7,667,520
    Micron Technology, Inc. (a) .....................    224,450      2,186,143
    PMC-Sierra, Inc. (a) ............................    810,100      4,504,156
    Samsung Electronics Co., Ltd.,
      GDR (b) .......................................     67,000      8,944,500
    Texas Instruments, Inc. .........................    216,850      3,254,919
                                                                  -------------
                                                                     45,134,647
                                                                  -------------
  Software (10.0%)
    Electronic Arts, Inc. (a) .......................    105,150      5,233,315
    Intuit, Inc. (a) ................................    153,425      7,198,701
    Microsoft Corp. (a) .............................    946,400     48,928,880
    Oracle Corp. (a) ................................    691,350      7,466,580
    SAP AG, ADR .....................................    369,600      7,207,200
    Siebel Systems, Inc. (a) ........................    954,300      7,138,164
                                                                  -------------
                                                                     83,172,840
                                                                  -------------
Total Common Stocks
      (Cost of $781,068,695) ........................               823,226,685
                                                                  -------------
Preferred Stock (1.3%)

Consumer Discretionary (1.3%)
  Media (1.3%)
    News Corp., Ltd., ADR
      (Cost of $10,501,308 ) ........................    459,975     10,418,434
                                                                  -------------
Short-Term Obligation (0.0%)                                 Par
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at
      1.050%, collateralized by a U.S.
      Treasury Note maturing
      02/29/04, market value $272,938
      (repurchase proceeds $265,015)
      (Cost of $265,000) ............................  $ 265,000        265,000
                                                                  -------------
Total Investments (100.6%)
      (Cost of $791,835,003)(c) .....................               833,910,119
                                                                  -------------
Other Assets & Liabilities, Net (-0.6%) .............                (5,263,005)
                                                                  -------------
Net Assets (100.0%) .................................             $ 828,647,114
                                                                  =============

Notes to Schedule of Investments:

(a)   Non-income producing.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to $8,944,500 which represents 1.1% of net assets.

(c)   Cost for federal income tax purposes is $835,314,645.

                Acronym                      Name
                -------                      ----
                  ADR             American Depositary Receipt
                  GDR              Global Depositary Receipt

COLUMBIA INTERNATIONAL STOCK FUND
DECEMBER 31, 2002

                                                        Shares          Value
--------------------------------------------------------------------------------

Common Stocks (93.3%)
Consumer Discretionary (16.2%)
  Automobiles (1.6%)
    Honda Motor Co., Ltd. .....................          38,600       $1,427,943
    Hyundai Motor Co., Ltd. (a) ...............           9,300          217,592
    Toyota Motor Corp. ........................          42,900        1,153,206
                                                                      ----------
                                                                       2,798,741
                                                                      ----------
  Hotels, Restaurants & Leisure (0.5%)
    Nissin Healthcare Food Service
      Co., Ltd. ...............................          48,000          873,683
                                                                      ----------
  Household Durables (3.1%)
    Koninklijke (Royal) Philips
      Electronics NV (a) ......................          51,200          897,230
    Land and Houses Public Co., Ltd. ..........         993,800        1,833,111
    Pioneer Corp. .............................          25,000          468,737
    Sony Corp. ................................          38,000        1,588,269
    Srithai Superware Public Co.,
      Ltd. (a) ................................       3,500,000          637,471
                                                                      ----------
                                                                       5,424,818
                                                                      ----------
  Media (2.3%)
    BEC World Public Co., Ltd. ................         144,500          683,944
    British Sky Broadcasting Group
      PLC (a) .................................         100,000        1,028,725
    JC Decaux SA (a) ..........................          56,000          675,776
    VNU NV (a) ................................          63,900        1,666,266
                                                                      ----------
                                                                       4,054,711
                                                                      ----------
  Multi-Line Retail (5.1%)
    Aeon Co., Ltd. ............................          73,000        1,728,574
    Marks & Spencer Group PLC .................          90,924          461,092
    Marui Co., Ltd. ...........................          53,000          518,968
    Next PLC ..................................         123,958        1,469,758
    Shinsegae Co., Ltd. (a) ...................          15,430        1,944,931
    Wal-Mart de Mexico SA de CV,
      Class V .................................       1,231,000        2,799,865
                                                                      ----------
                                                                       8,923,188
                                                                      ----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       Shares           Value
--------------------------------------------------------------------------------

  Specialty Retail (2.9%)
    Big C Supercenter Public Co.,
      Ltd., NVDR (a) ...........................      2,815,000      $ 1,077,668
    Don Quijote Co., Ltd. ......................          7,300          669,899
    Industria de Diseno Textil SA ..............         60,700        1,433,776
    Shimamura Co., Ltd. ........................         24,000        1,528,945
    Yamada Denki Co., Ltd. .....................         20,200          426,401
                                                                     -----------
                                                                       5,136,689
                                                                     -----------
  Textiles, Apparel & Luxury Goods (0.7%)
    Puma AG ....................................         16,400        1,119,115
                                                                     -----------
Consumer Staples (12.7%)
  Beverages (2.7%)
    Diageo PLC .................................        194,198        2,110,314
    Foster's Group Ltd. ........................        626,577        1,587,712
    Heineken NV (a) ............................         24,520          957,151
                                                                     -----------
                                                                       4,655,177
                                                                     -----------
  Food & Drug Retailing (1.6%)
    Carrefour SA (a) ...........................         21,300          948,352
    Seven-Eleven Japan Co., Ltd. ...............         62,000        1,891,295
                                                                     -----------
                                                                       2,839,647
                                                                     -----------
  Food Products (3.2%)
    Nestle SA, Registered Shares ...............         15,056        3,190,442
    Unilever NV, CVA (a) .......................         19,700        1,210,348
    Unilever PLC ...............................        120,237        1,143,995
                                                                     -----------
                                                                       5,544,785
                                                                     -----------
  Household Products (2.3%)
    Kao Corp. ..................................         88,000        1,931,743
    Reckitt Benckiser PLC ......................        110,960        2,152,544
                                                                     -----------
                                                                       4,084,287
                                                                     -----------
  Personal Products (1.9%)
    L'Oreal SA (a) .............................         24,720        1,881,928
    Pacific Corp. ..............................         17,410        1,511,935
                                                                     -----------
                                                                       3,393,863
                                                                     -----------
  Tobacco (1.0%)
    Imperial Tobacco Group PLC .................        105,800        1,796,953
                                                                     -----------
Energy (3.0%)
  Oil & Gas (3.0%)
    BP PLC .....................................        110,318          758,356
    BP PLC, ADR ................................         47,500        1,930,875
    ENI S.p.A ..................................         97,450        1,549,215
    Total Fina Elf SA ..........................          7,629        1,089,539
                                                                     -----------
                                                                       5,327,985
                                                                     -----------
Financials (13.6%)
  Banks (12.1%)
    Anglo Irish Bank Corp. PLC .................         90,700          645,289
    Banco Popular Espanol SA ...................         48,375        1,978,192
    Bank of Ireland ............................        160,307        1,646,843
    Barclays PLC ...............................        223,656        1,386,245
    Danske Bank A/S ............................         87,100        1,439,704
    Fortis Bank Nederland Holding
      NV (a) ...................................          4,100               --
    Grupo Financiero BBVA Bancomer,
      SA de CV (a) .............................      1,696,300        1,282,275
    Kookmin Bank (a) ...........................         65,580        2,322,297
    Royal Bank of Scotland
      Group PLC ................................        145,471        3,484,801
    Siam Commercial Bank Public
      Co., Ltd. (a) ............................        519,000          346,201
    Standard Chartered Ltd. ....................        198,922        2,260,925
    UBS AG, Registered Shares ..................         33,900        1,647,565
    UniCredito Italiano S.p.A ..................        680,200        2,719,439
                                                                     -----------
                                                                      21,159,776
                                                                     -----------
  Insurance (1.5%)
    Irish Life & Permanent PLC .................        100,300        1,081,868
    Legal & General Group PLC ..................        993,058        1,534,774
                                                                     -----------
                                                                       2,616,642
                                                                     -----------
Health Care (14.2%)
  Biotechnology (0.6%)
    CSL Ltd. ...................................         88,300        1,073,987
                                                                     -----------
  Health Care Equipment & Supplies (2.9%)
    Olympus Optical Co., Ltd. ..................         62,000        1,010,432
    ResMed, Inc. (a) ...........................         24,500          748,965
    Smith & Nephew PLC .........................        534,010        3,271,167
                                                                     -----------
                                                                       5,030,564
                                                                     -----------
  Pharmaceuticals (10.7%)
    Aventis SA (a) .............................         31,840        1,730,693
    Dr. Reddy's Laboratories Ltd., ADR .........         58,000        1,121,140
    GlaxoSmithKline PLC ........................        177,126        3,399,047
    Novartis AG ................................         63,590        2,320,190
    Ranbaxy Laboratories Ltd. ..................         77,000          977,900
    Roche Holding AG ...........................          7,296          508,405
    Sanofi-Synthelabo SA (a) ...................         45,464        2,778,950
    Schering AG (a) ............................         36,400        1,583,226
    Takeda Chemical Industries Ltd. ............         52,000        2,173,421
    Teva Pharmaceutical Industries
      Ltd ......................................         54,000        2,084,940
                                                                     -----------
                                                                      18,677,912
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA INTERNATIONAL STOCK FUND (CONT.)
DECEMBER 31, 2002

                                                          Shares        Value
--------------------------------------------------------------------------------
Industrials (9.1%)
  Air Freight & Logistics (0.5%)
    Exel PLC ......................................        81,600     $  903,810
                                                                      ----------
  Commercial Services & Supplies (2.4%)
    Amadeus Global Travel
      Distribution SA .............................       365,600      1,507,703
    Capita Group PLC ..............................       349,975      1,394,475
    Secom Co., Ltd. ...............................        38,000      1,303,278
                                                                      ----------
                                                                       4,205,456
                                                                      ----------
  Electrical Equipment (0.7%)
    Schneider Electric SA .........................        24,800      1,173,408
                                                                      ----------
  Industrial Conglomerates (2.1%)
    Hutchison Whampoa Ltd. ........................       283,950      1,776,878
    Smiths Group PLC ..............................        82,900        928,219
    Wesfarmers Ltd. ...............................        72,550      1,086,685
                                                                      ----------
                                                                       3,791,782
                                                                      ----------
  Machinery (0.6%)
    SMC Corp. .....................................        11,000      1,032,611
                                                                      ----------
  Transportation Infrastructure (2.8%)
    Acesa Infraestructuras, SA (a) ................       157,449      1,784,353
    BAA PLC .......................................       220,679      1,790,565
    Cosco Pacific Ltd. ............................       994,000        815,760
    Zhejiang Expressway Co., Ltd.,
      Class H .....................................     1,200,000        461,635
                                                                      ----------
                                                                       4,852,313
                                                                      ----------
Information Technology (7.6%)
  Communications Equipment (0.8%)
    Nokia Oyj (a) .................................        17,900        284,566
    Nokia Oyj, ADR ................................        74,600      1,156,300
                                                                      ----------
                                                                       1,440,866
                                                                      ----------
  Computers & Peripherals (0.1%)
    Legend Group Ltd. .............................       722,000        238,402
                                                                      ----------
  Electronic Equipment & Instruments (1.4%)
    Hoya Corp. ....................................         5,600        392,146
    Keyence Corp. .................................         9,600      1,670,514
    Murata Manufacturing Co., Ltd. ................         7,100        278,208
                                                                      ----------
                                                                       2,340,868
                                                                      ----------
  Office Electronics (1.9%)
    Canon, Inc. ...................................        89,000      3,352,405
                                                                      ----------

  Semiconductor Equipment & Products (3.4%)
    Rohm Co., Ltd. ................................        25,600      3,259,593
    Samsung Electronics Co., Ltd. .................         9,000      2,382,699
    Samsung Electronics Co., Ltd.,
      GDR (b) .....................................         1,800        240,300
                                                                      ----------
                                                                       5,882,592
                                                                      ----------
Materials (9.3%)
  Chemicals (2.4%)
    Givaudan SA ...................................         4,329      1,941,122
    L'Air Liquide SA ..............................         7,719      1,018,154
    Shin-Etsu Chemical Co., Ltd. ..................        37,000      1,212,859
                                                                      ----------
                                                                       4,172,135
                                                                      ----------
  Construction Materials (1.4%)
    Siam Cement Co., NVDR .........................        77,150      2,097,907
    Tipco Asphalt Public Co., Ltd. (a) ............       556,000        307,025
                                                                      ----------
                                                                       2,404,932
                                                                      ----------
  Containers & Packaging (1.1%)
    Amcor Ltd. ....................................       395,100      1,888,858
                                                                      ----------
  Metals & Mining (2.2%)
    BHP Billiton Ltd. .............................       302,500      1,728,925
    Rio Tinto PLC .................................       112,500      2,245,809
                                                                      ----------
                                                                       3,974,734
                                                                      ----------
  Paper & Forest Products (2.2%)
    Stora Enso Oyj, Class R .......................        84,000        885,855
    Svenska Cellulosa AB, Class B .................        35,700      1,204,567
    UPM-Kymmene Oyj ...............................        56,200      1,804,575
                                                                      ----------
                                                                       3,894,997
                                                                      ----------
Telecommunication Services (4.1%)
  Diversified Telecommunication Services (1.4%)
    Telefonica SA (a) .............................       267,770      2,396,779
                                                                      ----------
  Wireless Telecommunication Services (2.7%)
    NTT DoCoMo, Inc. ..............................           678      1,251,217
    Orange SA (a) .................................       144,900      1,002,007
    Vodafone Group PLC ............................     1,384,129      2,523,559
                                                                      ----------
                                                                       4,776,783
                                                                      ----------
Utilities (3.5%)
  Electric Utilities (1.8%)
    Huaneng Power International,
      Inc., Class H ...............................     1,664,000      1,333,612
    National Grid Transco PLC .....................       240,536      1,767,744
                                                                      ----------
                                                                       3,101,356
                                                                      ----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Shares             Value
--------------------------------------------------------------------------------
  Gas Utilities (1.7%)
    Centrica PLC ..........................          557,900        $  1,535,858
    Hong Kong and China Gas Co.,
      Ltd .................................        1,137,540           1,465,982
                                                                    ------------
                                                                       3,001,840
                                                                    ------------
Total Common Stocks
      (Cost of $167,572,990) ..............                          163,359,450
                                                                    ------------
Investment
  Management Fund (0.1%)
    Thai Fund, Inc.
      (Cost of$ 153,085) ..................           37,100             129,108
                                                                    ------------

Rights (0.1%) (a) .........................           Units

Industrials (0.1%)
  Transportation Infrastructure (0.1%)
    Acesa Infraestructuras, SA
      Expires 01/11/03
      (Cost of $0) ........................          157,449              90,870
                                                                    ------------
Warrants (0.0%) (a)

Financials (0.0%)
  Banks (0.0%)
    Siam Commercial Bank Public Co., Ltd.
      Expires 06/22/04
      (Cost of $0) ........................           36,666               2,399
                                                                    ------------

Short-Term Obligation (5.9%)                          Par
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%
      collateralized by a U.S. Treasury
      Inflation Index Bond maturing
      01/15/09, market value of
      $10,623,113 (repurchase
      proceeds $10,411,607)
      (Cost of $10,411,000) ...............        $10,411,000        10,411,000
                                                                    ------------
Total Investments (99.4%)
      (Cost of $178,137,075)(c) ...........                          173,992,827
                                                                    ------------
Other Assets & Liabilities, Net (0.6%) ....                              980,147
                                                                    ------------
Net Assets (100.0%) .......................                         $174,972,974
                                                                    ============

Notes to Schedule of Investments:

(a)   Non-income producing.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to $240,300 which represents 0.1% of net assets.

(c)   Cost for federal income tax purposes is $179,073,688.

Summary of Securities                                                % of Total
by Country (Unaudited)                              Value            Investments
--------------------------------------------------------------------------------
    United Kingdom ..................           $41,279,614                23.7%
    Japan ...........................            31,144,347                17.9
    France ..........................            12,298,807                 7.1
    United States* ..................            11,289,073                 6.5
    Switzerland .....................             9,607,724                 5.5
    Spain ...........................             9,191,673                 5.3
    South Korea .....................             8,619,754                 5.0
    Australia .......................             7,366,167                 4.2
    Thailand ........................             6,985,726                 4.0
    Netherlands .....................             4,730,995                 2.7
    Italy ...........................             4,268,650                 2.5
    Finland .........................             4,131,296                 2.4
    Mexico ..........................             4,082,140                 2.3
    Ireland .........................             3,374,000                 1.9
    Hong Kong .......................             3,242,860                 1.9
    China ...........................             2,849,409                 1.6
    Germany .........................             2,702,341                 1.6
    India ...........................             2,099,040                 1.2
    Israel ..........................             2,084,940                 1.2
    Denmark .........................             1,439,704                 0.8
    Sweden ..........................             1,204,567                 0.7
                                               ------------               -----
                                               $173,992,827               100.0%
                                               ============               =====

*     Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

                Acronym                      Name
                -------                      ----
                  ADR             American Depositary Receipt
                  GDR              Global Depositary Receipt
                 NVDR            Non-Voting Depositary Receipt

COLUMBIA SPECIAL FUND
DECEMBER 31, 2002

                                                       Shares          Value
--------------------------------------------------------------------------------

Common Stocks (93.7%)

Consumer Discretionary (20.3%)

  Auto Components (0.8%)
    Gentex Corp. (a) ...........................       196,800       $ 6,226,752
                                                                     -----------
  Hotels, Restaurants & Leisure (5.5%)
    Brinker International, Inc. (a) ............       582,240        18,777,240
    Harrahs Entertainment, Inc. (a) ............       139,200         5,512,320
    Outback Steakhouse, Inc. (a) ...............       212,050         7,303,002
    P.F. Chang's China Bistro, Inc. (a) ........       103,800         3,767,940
    Starwood Hotels & Resorts
      Worldwide, Inc. ..........................       194,300         4,612,682
    Yum! Brands, Inc. (a) ......................       255,000         6,176,100
                                                                     -----------
                                                                      46,149,284
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SPECIAL FUND (CONT.)
DECEMBER 31, 2002

                                                       Shares           Value
--------------------------------------------------------------------------------

  Leisure Equipment & Products (0.4%)
    Mattel, Inc. ..............................        191,390      $  3,665,118
                                                                    ------------
  Media (7.4%)
    Cox Radio, Inc., Class A (a) ..............        725,900        16,557,779
    Hispanic Broadcasting Corp. (a) ...........        520,000        10,686,000
    Knight Ridder, Inc. .......................        199,150        12,596,237
    Radio One, Inc., Class D (a) ..............        564,600         8,147,178
    Univision Communications, Inc.,
      Class A (a) .............................        160,550         3,933,475
    Westwood One, Inc. ........................        276,700        10,337,512
                                                                    ------------
                                                                      62,258,181
                                                                    ------------
  Multi-Line Retail (2.8%)
    Dollar Tree Stores, Inc. (a) ..............        342,040         8,403,923
    Family Dollar Stores, Inc. ................        330,600        10,318,026
    Nordstrom, Inc. ...........................        247,550         4,696,023
                                                                    ------------
                                                                      23,417,972
                                                                    ------------
  Specialty Retail (3.4%)
    Bed Bath & Beyond, Inc. (a) ...............        380,100        13,124,853
    Limited Brands, Inc. ......................        216,120         3,010,552
    Talbots, Inc. .............................        102,950         2,834,213
    Williams Sonoma, Inc. (a) .................        353,700         9,602,955
                                                                    ------------
                                                                      28,572,573
                                                                    ------------
Consumer Staples (1.1%)
  Food Products (0.2%)
    Dean Foods Co. (a) ........................         41,500         1,539,650
                                                                    ------------
  Household Products (0.9%)
    Dial Corp. ................................        385,530         7,853,246
                                                                    ------------
Energy (9.0%)
  Energy Equipment & Services (5.6%)
    ENSCO International, Inc. .................        220,650         6,498,142
    Nabors Industries Ltd. (a) ................        237,250         8,367,807
    National-Oilwell, Inc. (a) ................        334,500         7,305,480
    Noble Corp. (a) ...........................        312,300        10,977,345
    Patterson-UTI Energy, Inc. (a) ............        240,150         7,245,325
    Rowan Companies, Inc. .....................        281,500         6,390,050
                                                                    ------------
                                                                      46,784,149
                                                                    ------------
  Oil & Gas (3.4%)
    Apache Corp. ..............................        119,350         6,801,756
    Ocean Energy, Inc. ........................        217,250         4,338,482
    Valero Energy Corp. .......................        358,700        13,250,378
    XTO Energy, Inc. ..........................        176,550         4,360,785
                                                                    ------------
                                                                      28,751,401
                                                                    ------------

Financials (7.1%)
  Banks (1.1%)
    Fifth Third Bancorp .......................         41,500         2,429,825
    M&T Bank Corp. ............................         92,680         7,354,158
                                                                    ------------
                                                                       9,783,983
                                                                    ------------
  Diversified Financials (1.8%)
    Moody's Corp. .............................        365,350        15,085,301
                                                                    ------------
  Insurance (4.2%)
    Ambac Financial Group, Inc. ...............        188,700        10,612,488
    Arthur J. Gallagher & Co. (a) .............        204,150         5,997,927
    Everest Re Group Ltd. .....................        179,150         9,906,995
    Stancorp Financial Group, Inc. ............        174,550         8,526,767
                                                                    ------------
                                                                      35,044,177
                                                                    ------------
Health Care (27.0%)
  Biotechnology (1.7%)
    Gilead Sciences, Inc. (a) .................        260,300         8,850,200
    MedImmune, Inc. (a) .......................        193,750         5,264,187
                                                                    ------------
                                                                      14,114,387
                                                                    ------------
  Health Care Equipment & Supplies (2.6%)
    Biomet, Inc. ..............................        563,900        16,161,374
    Boston Scientific Corp. (a) ...............        143,450         6,099,494
                                                                    ------------
                                                                      22,260,868
                                                                    ------------
  Health Care Providers & Services (18.3%)
    AmerisourceBergen Corp. ...................        268,200        14,565,942
    Anthem, Inc. (a) ..........................        231,350        14,551,915
    Caremark Rx, Inc. (a) .....................      1,565,750        25,443,437
    Community Health Systems,
      Inc. (a) ................................        331,080         6,816,937
    DaVita, Inc. (a) ..........................        220,250         5,433,568
    Express Scripts, Inc. (a) .................         46,300         2,224,252
    First Health Group Corp. (a) ..............        175,400         4,270,990
    HCA, Inc. .................................        718,550        29,819,825
    Laboratory Corporation of
      American Holdings (a) ...................        126,850         2,947,994
    Manor Care, Inc. (a) ......................        230,850         4,296,119
    UnitedHealth Group, Inc. ..................         93,700         7,823,950
    Universal Health Services, Inc.,
      Class B (a) .............................        239,650        10,808,215
    Wellpoint Health Networks,
      Inc. (a) ................................        342,200        24,350,952
                                                                    ------------
                                                                     153,354,096
                                                                    ------------
  Pharmaceuticals (4.4%)
    ANDRX Group (a) ...........................        358,500         5,259,195
    Barr Laboratories, Inc. (a) ...............        211,850        13,789,317
    King Pharmaceuticals, Inc. (a) ............        489,600         8,416,224
    Teva Pharmaceutical Industries
      Ltd., ADR ...............................        244,300         9,432,423
                                                                    ------------
                                                                      36,897,159
                                                                    ------------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              Shares        Value
--------------------------------------------------------------------------------------
Industrials (14.0%)
  Aerospace & Defense (0.6%)
    Raytheon Co. ....................................         156,950    $   4,826,213
                                                                         -------------
  Air Freight & Logistics (0.3%)
    Expeditors International of
      Washington, Inc. ..............................          74,200        2,422,630
                                                                         -------------
  Commercial Services & Supplies (9.4%)
    Apollo Group, Inc., Class A (a) .................         130,575        5,745,300
    BISYS Group, Inc. (a) ...........................         752,150       11,959,185
    ChoicePoint, Inc. (a) ...........................         272,390       10,756,681
    Concord EFS, Inc. (a) ...........................         637,800       10,038,972
    Corporate Executive
       Board Co. (a) ................................         177,900        5,678,568
    DST Systems, Inc. (a) ...........................          40,050        1,423,778
    Education Management Corp. (a) ..................         150,500        5,658,800
    Hewitt Associates, Inc.,
       Class A (a) ..................................         102,736        3,255,704
    Republic Services, Inc. (a) .....................         176,410        3,701,082
    Robert Half International, Inc. (a) .............         482,700        7,776,297
    Weight Watchers International,
       Inc. (a) .....................................         273,875       12,590,034
                                                                         -------------
                                                                            78,584,401
                                                                         -------------
  Electrical Equipment (0.5%)
    American Power Conversion
      Corp. (a) .....................................         293,100        4,440,465
                                                                         -------------
  Machinery (1.0%)
    Danaher Corp. ...................................          43,000        2,825,100
    Eaton Corp. .....................................          74,500        5,819,195
                                                                         -------------
                                                                             8,644,295
                                                                         -------------
  Road & Rail (0.7%)
    CSX Corp. .......................................         191,200        5,412,872
                                                                         -------------
  Trading Companies & Distributors (1.5%)
    Fastenal Co. ....................................          46,700        1,746,113
    W. W. Grainger, Inc. ............................         214,810       11,073,456
                                                                         -------------
                                                                            12,819,569
                                                                         -------------
Information Technology (14.6%)
  Communications Equipment (0.6%)
    Tellabs, Inc. (a) ...............................         712,000        5,176,240
                                                                         -------------
  Electronic Equipment & Instruments (1.7%)
    Flextronics International Ltd. (a) ..............         491,250        4,023,338
    Jabil Circuit, Inc. (a) .........................         590,650       10,584,448
                                                                         -------------
                                                                            14,607,786
                                                                         -------------
  Information Technology Consulting & Services (0.6%)
    SunGard Data Systems, Inc. (a) ..................         205,420        4,839,695
                                                                         -------------

  Semiconductor Equipment & Products (1.9%)
    Microchip Technology, Inc. ......................         237,350        5,803,208
    National Semiconductor Corp. (a) ................         145,400        2,182,454
    Novellus Systems, Inc. (a) ......................         268,800        7,547,904
                                                                         -------------
                                                                            15,533,566
                                                                         -------------
  Software (9.8%)
    Cadence Design Systems, Inc. (a) ................         480,050        5,659,790
    Electronic Arts, Inc. (a) .......................         297,550       14,809,064
    Intuit, Inc. (a) ................................         519,425       24,371,421
    Mercury Interactive Corp. (a) ...................         291,950        8,656,318
    Rational Software Corp. (a) .....................         426,050        4,426,660
    Siebel Systems, Inc. (a) ........................       1,852,600       13,857,448
    Symantec Corp. (a) ..............................          94,350        3,822,119
    VERITAS Software Corp. (a) ......................         428,350        6,690,827
                                                                         -------------
                                                                            82,293,647
                                                                         -------------
Materials (0.6%)
  Chemicals (0.6%)
    Lyondell Chemical Co. ...........................         378,400        4,782,976
                                                                         -------------
Total Common Stocks
      (Cost of $759,494,078) ........................                      786,142,652
                                                                         -------------
Convertible Preferred Stock (0.0)%
    Network Specialists, Inc., Series A (a)(b)(c)
      (Cost of $3,000,000) ..........................         394,218            3,942
                                                                         -------------
Short-Term Obligation (10.3%)                                 Par
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by U.S. Treasury Notes
      with various maturities to 08/15/11,
      market value of $88,107,164
      (repurchase proceeds $86,376,038)
      (Cost of $86,371,000) .........................     $86,371,000       86,371,000
                                                                         -------------
Total Investments (104.0%)
      (Cost of $848,865,078)(d) .....................                      872,517,594
                                                                         -------------
Other Assets & Liabilities,
  Net (-4.0%) .......................................                      (33,459,898)
                                                                         -------------
Net Assets (100.0%) .................................                    $ 839,057,696
                                                                         =============

Notes to Schedule of Investments:

(a)   Non-income producing.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to $3,942 which represents less than 0.1% of net assets.

(c) Represents fair value as determined in good faith under the direction of the Board of Directors.

(d)   Cost for federal income tax purposes is $853,933,529.

                      Acronym                       Name
                      -------                       ----
                        ADR               American Depositary Receipt

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SMALL CAP FUND
DECEMBER 31, 2002

                                                        Shares          Value
--------------------------------------------------------------------------------

Common Stocks (94.8%)

Consumer Discretionary (21.3%)

  Auto Components (1.6%)
    Autoliv, Inc. ................................      197,200      $ 4,127,396
    Gentex Corp. (a) .............................      115,250        3,646,510
                                                                     -----------
                                                                       7,773,906
                                                                     -----------
  Hotels, Restaurants & Leisure (4.2%)
    California Pizza Kitchen, Inc. (a) ...........       75,600        1,905,120
    Cheesecake Factory, Inc. (a) .................       86,000        3,108,900
    Krispy Kreme Doughnuts, Inc. (a) .............      103,500        3,495,195
    Outback Steakhouse, Inc. .....................      139,872        4,817,192
    P.F. Chang's China Bistro, Inc. (a) ..........      109,500        3,974,850
    Panera Bread Co., Class A (a) ................      104,500        3,637,645
                                                                     -----------
                                                                      20,938,902
                                                                     -----------
  Household Durables (1.8%)
    Harman International Industries,
      Inc ........................................      152,000        9,044,000
                                                                     -----------
  Leisure Equipment & Products (0.5%)
    Oakley, Inc. (a) .............................      255,000        2,618,850
                                                                     -----------
  Media (7.4%)
    Cumulus Media, Inc., Class A (a) .............      220,000        3,271,400
    Entercom Communications
      Corp. (a) ..................................      175,400        8,229,768
    Entravision Communications
      Corp., Class A (a) .........................      267,000        2,664,660
    Lamar Advertising Co. (a) ....................      289,512        9,742,079
    Lin TV Corp., Class A (a) ....................      132,650        3,230,028
    Radio One, Inc., Class D (a) .................      458,902        6,621,956
    Scholastic Corp. (a) .........................       79,600        2,861,620
                                                                     -----------
                                                                      36,621,511
                                                                     -----------
  Specialty Retail (4.8%)
    Advanced Auto Parts, Inc. (a) ................       51,400        2,513,460
    Cost Plus, Inc. (a) ..........................       82,321        2,360,143
    GameStop Corp. (a) ...........................      137,100        1,343,580
    Hollywood Entertainment
      Corp. (a) ..................................      393,800        5,946,380
    Lithia Motors, Inc., Class A (a) .............       84,000        1,317,960
    Michaels Stores, Inc. (a) ....................      139,375        4,362,438
    O'Reilly Automotive, Inc. (a) ................      137,192        3,469,586
    Talbots, Inc. ................................       80,699        2,221,643
                                                                     -----------
                                                                      23,535,190
                                                                     -----------
  Textiles, Apparel & Luxury Goods (1.0%)
    Reebok International Ltd. (a) ................      159,800        4,698,120
                                                                     -----------

Energy (6.9%)
  Energy Equipment & Services (4.9%)
    Cal Dive International, Inc. (a) .............      145,800        3,426,300
    Global Industries Ltd. (a) ...................      172,938          721,151
    Grey Wolf, Inc. (a) ..........................      509,800        2,034,102
    National-Oilwell, Inc. (a) ...................      193,000        4,215,120
    Oceaneering International,
      Inc. (a) ...................................       77,400        1,914,876
    Patterson-UTI Energy, Inc. (a) ...............       86,300        2,603,671
    Precision Drilling Corp. (a) .................      146,800        4,776,872
    Varco International, Inc. (a) ................      250,000        4,350,000
                                                                     -----------
                                                                      24,042,092
                                                                     -----------
  Oil & Gas (2.0%)
    Patina Oil & Gas Corp. .......................      125,625        3,976,031
    XTO Energy, Inc. .............................      251,400        6,209,580
                                                                     -----------
                                                                      10,185,611
                                                                     -----------
Financials (5.7%)
  Diversified Financials (0.1%)
    Chicago Merchantile Exchange .................        7,600          331,816
                                                                     -----------
  Insurance (3.9%)
    IPC Holdings Ltd. (a) ........................      111,910        3,529,641
    PartnerRe Ltd. ...............................       61,878        3,206,518
    Platinum Underwriters Holdings
      Ltd. (a) ...................................       45,300        1,193,655
    Scottish Annuity & Life Holdings
      Ltd ........................................      332,700        5,805,615
    Willis Group Holdings Ltd. (a) ...............      189,249        5,425,769
                                                                     -----------
                                                                      19,161,198
                                                                     -----------
  Real Estate (1.7%)
    Health Care Property Investors,
      Inc ........................................       75,542        2,893,259
    Healthcare Realty Trust, Inc. ................      189,900        5,554,575
                                                                     -----------
                                                                       8,447,834
                                                                     -----------
Health Care (23.5%)
  Biotechnology (1.9%)
    Neurocrine Biosciences, Inc. (a) .............      200,455        9,152,775
                                                                     -----------
  Health Care Equipment & Supplies (4.3%)
    American Medical Systems
      Holdings, Inc. (a) .........................      236,848        3,839,306
    CTI Molecular Imaging, Inc. (a) ..............       79,700        1,965,402
    Integra LifeSciences Holdings (a) ............       72,575        1,280,949
    Kyphon, Inc. (a) .............................      149,700        1,278,438
    Orthofix International NV (a) ................       98,500        2,762,925
    Wilson Greatbatch Technologies,
      Inc. (a) ...................................      190,110        5,551,212
    Wright Medical Group, Inc. (a) ...............      257,000        4,486,963
                                                                     -----------
                                                                      21,165,195
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          Shares        Value
--------------------------------------------------------------------------------

  Health Care Providers & Services (12.3%)
    Caremark Rx, Inc. (a) ............................    894,522    $14,535,982
    Community Health Systems,
      Inc. (a) .......................................    183,900      3,786,501
    Covance, Inc. ....................................    111,800      2,749,162
    DaVita, Inc. (a) .................................    419,531     10,349,830
    Express Scripts, Inc., Class A (a) ...............     26,240      1,260,570
    First Health Group Corp. (a) .....................    538,456     13,111,404
    Henry Schein, Inc. (a) ...........................    119,851      5,393,295
    Manor Care, Inc. (a) .............................    267,900      4,985,619
    Mid Atlantic Medical Services,
      Inc. (a) .......................................    134,600      4,361,040
    VistaCare, Inc., Class A (a) .....................     19,800        316,998
                                                                     -----------
                                                                      60,850,401
                                                                     -----------
  Pharmaceuticals (5.0%)
    ANDRX Corp. (a) ..................................    379,800      5,571,666
    Medicis Pharmaceutical Corp.,
      Class A (a) ....................................     57,930      2,877,383
    NPS Pharmaceuticals, Inc. (a) ....................    110,400      2,778,768
    Pharmaceutical Resources,
      Inc. (a) .......................................    224,171      6,680,296
    Trimeris, Inc. (a) ...............................    156,300      6,734,967
                                                                     -----------
                                                                      24,643,080
                                                                     -----------
Industrials (16.0%)
  Air Freight & Logistics (0.6%)
    J.B. Hunt Transport Services,
      Inc. (a) .......................................    106,200      3,111,660
                                                                     -----------
  Commercial Services & Supplies (10.0%)
    BISYS Group, Inc. (a) ............................    211,700      3,366,030
    Career Education Corp. (a) .......................    100,570      4,022,800
    Corinthian Colleges, Inc. (a) ....................    148,900      5,637,354
    Corporate Executive
      Board Co. (a) ..................................    223,260      7,126,459
    Education Management
      Corp. (a) ......................................    243,571      9,158,270
    Global Payments, Inc. ............................    114,636      3,669,498
    Resources Connection, Inc. (a) ...................    210,800      4,892,668
    Stericycle, Inc. (a) .............................    137,596      4,455,221
    Sylvan Learning Systems, Inc. (a) ................    440,101      7,217,656
                                                                     -----------
                                                                      49,545,956
                                                                     -----------
  Construction & Engineering (3.1%)
    Chicago Bridge & Iron Co,
      NY Shares (a) ..................................    132,500      4,001,500
    Jacobs Engineering Group, Inc. (a) ...............    225,408      9,092,525
    URS Corp. (a) ....................................    157,690      2,243,929
                                                                     -----------
                                                                      15,337,954

  Machinery (0.9%)
    Albany International Corp.,
      Class A ........................................    127,700      2,638,282
    Flowserve Corp. (a) ..............................    106,600      1,576,614
                                                                     -----------
                                                                       4,214,896
                                                                     -----------
  Road & Rail (1.4%)
    Landstar System, Inc. (a) ........................     52,700      3,075,572
    Yellow Corp. (a) .................................    145,480      3,664,787
                                                                     -----------
                                                                       6,740,359
                                                                     -----------
Information Technology (19.1%)
  Communications Equipment (3.3%)
    Advanced Fibre Communications,
      Inc. (a) .......................................    247,400      4,126,632
    Avocent Corp. (a) ................................    213,400      4,741,748
    CIENA Corp. (a) ..................................    826,300      4,247,182
    F5 Networks, Inc. (a) ............................    145,700      1,564,818
    Foundry Networks, Inc. (a) .......................    214,510      1,510,150
                                                                     -----------
                                                                      16,190,530
                                                                     -----------
  Computers & Peripherals (0.8%)
    Electronics for Imaging, Inc. (a) ................    230,720      3,751,738
                                                                     -----------
  Electronic Equipment & Instruments (3.8%)
    Amphenol Corp., Class A (a) ......................    330,855     12,572,490
    Electro Scientific
      Industries, Inc. (a) ...........................    106,200      2,124,000
    Photon Dynamics, Inc. (a) ........................    169,604      3,866,971
                                                                     -----------
                                                                      18,563,461
                                                                     -----------
  Information Technology Consulting & Services (1.7%)
    Acxiom Corp. (a) .................................    372,800      5,733,664
    Cognizant Technology Solutions
      Corp. (a) ......................................     35,200      2,542,496
                                                                     -----------
                                                                       8,276,160
                                                                     -----------
  Semiconductor Equipment & Products (1.9%)
    Credence Systems Corp. (a) .......................    185,095      1,726,936
    Genesis Microchip, Inc. (a) ......................     57,400        749,070
    Integrated Circuit
      Systems, Inc. (a) ..............................    133,900      2,443,675
    Lattice Semiconductor Corp. (a) ..................    129,300      1,133,961
    Photronics, Inc. (a) .............................    128,886      1,765,738
    TriQuint Semiconductor, Inc. (a)  ................    395,400      1,676,496
                                                                     -----------
                                                                       9,495,876
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SMALL CAP FUND (CONT.)
DECEMBER 31, 2002

                                                       Shares          Value
--------------------------------------------------------------------------------

  Software (7.6%)
    Citrix Systems, Inc. ....................          301,300      $  3,712,016
    Documentum, Inc. (a) ....................          210,331         3,293,783
    Fair, Isaac and Co., Inc. ...............          216,100         9,227,470
    J.D. Edwards & Co. (a) ..................          149,900         1,690,872
    Magma Design Automation,
      Inc. (a) ..............................          257,200         2,463,976
    Mercury Interactive Corp. (a) ...........           92,400         2,739,660
    National Instruments Corp. (a) ..........           95,960         3,117,740
    NetIQ Corp. (a) .........................           88,752         1,096,087
    Precise Software Solutions
      Ltd. (a) ..............................          227,864         3,762,035
    Rational Software Corp. (a) .............          219,000         2,275,410
    Verity, Inc. (a) ........................          319,300         4,275,746
                                                                    ------------
                                                                      37,654,795
                                                                    ------------
Materials (2.3%)
  Chemicals (1.5%)
    Minerals Technologies, Inc. .............          105,600         4,556,640
    Spartech Corp. ..........................          133,400         2,752,042
                                                                    ------------
                                                                       7,308,682
                                                                    ------------
  Containers & Packaging (0.2%)
    Constar International, Inc. (a) .........           64,250           754,938
                                                                    ------------
  Paper & Forest Products (0.6%)
    Louisiana-Pacific Corp. (a) .............          400,600         3,228,836
                                                                    ------------

Total Common Stocks
      (Cost of $445,547,368) ................                        467,386,322
                                                                    ------------
Short-Term Obligation (5.0%)                            Par
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by a U.S. Treasury
      Note maturing 02/15/10, market
      value of $25,085,700 (repurchase
      proceeds $24,594,435)
      (Cost of $24,593,000) .................      $24,593,000        24,593,000
                                                                    ------------
Total Investments (99.8%)
      (Cost of $470,140,368) (b) ............                        491,979,322
                                                                    ------------
Other Assets & Liabilities, Net (0.2%) ......                          1,051,746
                                                                    ------------
Net Assets (100.0%) .........................                       $493,031,068
                                                                    ============

Notes to Schedule of Investments:

(a)   Non-income producing.

(b)   Cost for federal income tax purposes is $473,607,344.

COLUMBIA REAL ESTATE EQUITY FUND
DECEMBER 31, 2002

                                                      Shares           Value
--------------------------------------------------------------------------------

Common Stocks (93.2%)

Consumer Discretionary (7.0%)

  Hotels, Restaurants & Leisure (7.0%)
    Hilton Hotels Corp. .......................      2,145,200      $ 27,265,492
    Starwood Hotels & Resorts
      Worldwide, Inc. .........................      1,126,900        26,752,606
                                                                    ------------
                                                                      54,018,098
                                                                    ------------
Financials (77.4%)
  Real Estate (77.4%)
    Alexandria Real Estate Equities,
      Inc .....................................        603,500        25,709,100
    Apartment Investment &
      Management Co., Class A .................        619,700        23,226,356
    Archstone-Smith Trust .....................        644,771        15,177,909
    AvalonBay Communities, Inc. ...............        476,400        18,646,296
    Boston Properties, Inc. ...................        473,900        17,467,954
    CarrAmerica Realty Corp. ..................        569,500        14,265,975
    Catellus Development Corp. (a) ............        821,200        16,300,820
    Centerpoint Properties Trust ..............        257,300        14,704,695
    Chelsea Property Group, Inc. ..............        325,400        10,839,074
    Cousins Properties, Inc. ..................      1,575,150        38,906,205
    Equity Office Properties Trust ............      1,036,237        25,885,200
    Equity Residential ........................        608,506        14,957,077
    First Industrial Realty Trust, Inc. .......        150,600         4,216,800
    General Growth Properties, Inc. ...........        941,600        48,963,200
    Host Marriott Corp. (a) ...................      1,361,600        12,050,160
    iStar Financial, Inc. .....................      1,545,750        43,358,288
    Kimco Realty Corp. ........................        746,600        22,875,824
    Liberty Property Trust ....................        390,300        12,466,182
    Macerich Co. ..............................        291,800         8,972,850
    Newcastle Investment Corp. ................        933,600        14,909,592
    Pan Pacific Retail Properties, Inc. .......        287,800        10,513,334
    Prentiss Properties Trust .................        260,700         7,372,596
    ProLogis Trust ............................      1,372,406        34,516,011
    Public Storage, Inc. ......................        490,032        15,832,934
    Reckson Associates Realty Corp. ...........        488,900        10,291,345
    Rouse Co. .................................        871,300        27,620,210
    Simon Property Group, Inc. ................        825,656        28,130,100
    St. Joe Co. ...............................        828,300        24,849,000
    Taubman Centers, Inc. .....................        443,400         7,196,382
    United Dominion Realty
      Trust, Inc. .............................        718,000        11,746,480
    Vornado Realty Trust ......................        531,100        19,756,920
                                                                    ------------
                                                                     601,724,869
                                                                    ------------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       Shares          Value
--------------------------------------------------------------------------------

Materials (8.8%)

  Paper & Forest Products (8.8%)
    Bowater, Inc. ..............................         642,500    $ 26,952,875
    Georgia-Pacific Corp. ......................         960,200      15,516,832
    International Paper Co. ....................         743,900      26,014,183
                                                                    ------------
                                                                      68,483,890
                                                                    ------------
Total Common Stocks
      (Cost of $664,012,869) ...................                     724,226,857
                                                                    ------------
Short-Term Obligation (3.2%)                                 Par
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by a U.S. Treasury
      Note maturing 08/15/11, market
      value of $25,159,870 (repurchase
      proceeds $24,663,439)
      (Cost of $24,662,000) ....................     $24,662,000      24,662,000
                                                                    ------------
Total Investments (96.4%)
    (Cost of $688,674,869) (b) .................                     748,888,857
                                                                    ------------
Other Assets & Liabilities,
  Net (3.6%) ...................................                      28,101,651
                                                                    ------------
Net Assets (100.0%) ............................                    $776,990,508
                                                                    ============

Notes to Schedule of Investments:

(a)   Non-income producing.

(b)   Cost for federal income tax purposes is $684,172,516.

COLUMBIA TECHNOLOGY FUND
DECEMBER 31, 2002

                                                             Shares       Value
--------------------------------------------------------------------------------

Common Stocks (98.5%)

Consumer Discretionary (9.4%)
  Computer & Electronics Retail (4.4%)
    GameStop Corp. (a) ...................................     5,000    $ 49,000
    Hollywood Entertainment
      Corp. (a) ..........................................    20,500     309,550
                                                                        --------
                                                                         358,550
                                                                        --------
  Consumer Electronics (1.8%)
    Garmin Ltd. (a) ......................................     5,000     146,500
                                                                        --------
  Internet & Catalog Retail (0.7%)
    Alloy, Inc. (a) ......................................     5,000      54,750
                                                                        --------
  Media (2.5%)
    Crown Media Holdings, Inc.,
      Class A (a) ........................................    70,000     161,120
    TiVo, Inc. (a) .......................................     8,000      41,840
                                                                        --------
                                                                         202,960
                                                                        --------

Health Care (3.9%)
  Biotechnology (3.3%)
    Biogen, Inc. (a) .....................................     2,000      80,120
    MedImmune, Inc. (a) ..................................     2,000      54,340
    Neurocrine Biosciences, Inc. (a) .....................     1,700      77,622
    United Therapeutics Corp. (a) ........................     3,000      50,100
                                                                        --------
                                                                         262,182
                                                                        --------
  Health Care Equipment & Supplies (0.6%)
    Varian Medical Systems, Inc. (a) .....................     1,000      49,600
                                                                        --------
Industrials (5.4%)
  Aerospace & Defense (5.4%)
    Aeroflex, Inc. (a) ...................................    10,000      69,000
    Lockheed Martin Corp. ................................     5,000     288,750
    Northrop Grumman Corp. ...............................       800      77,600
                                                                        --------
                                                                         435,350
                                                                        --------
Information Technology (69.8%)
  Communications Equipment (9.1%)
    ADC Telecommunications,
      Inc. (a) ...........................................    38,000      79,420
    ADTRAN, Inc. (a) .....................................     6,000     197,400
    Alcatel SA, ADR ......................................     9,000      39,960
    Nokia Oyj, ADR .......................................     7,500     116,250
    QUALCOMM, Inc. (a) ...................................     2,000      72,780
    Tekelec (a) ..........................................     8,600      89,870
    UTStarcom, Inc. (a) ..................................     4,700      93,201
    Wavecom SA, ADR (a) ..................................     3,300      46,695
                                                                        --------
                                                                         735,576
                                                                        --------
  Computers & Peripherals (5.1%)
    Hewlett-Packard Co. ..................................    17,300     300,328
    Imation Corp. (a) ....................................     2,000      70,160
    International Business Machines
      Corp ...............................................       500      38,750
                                                                        --------
                                                                         409,238
                                                                        --------
  Information Technology Consulting & Services (9.8%)
    Acxiom Corp. (a) .....................................     9,000     138,420
    Affiliated Computer Services, Inc.,
      Class A (a) ........................................     1,500      78,975
    BISYS Group, Inc. (a) ................................     2,000      31,800
    Computer Sciences Corp. (a) ..........................     2,500      86,125
    Concord EFS, Inc. (a) ................................     5,000      78,700
    DST Systems, Inc. (a) ................................     2,500      88,875
    First Data Corp. .....................................     4,500     159,345
    Global Payments, Inc. ................................     4,000     128,040
                                                                        --------
                                                                         790,280
                                                                        --------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA TECHNOLOGY FUND (CONT.)
DECEMBER 31, 2002

                                                           Shares       Value
--------------------------------------------------------------------------------

  Internet Software & Services (0.7%)
    SINA.com (a) ......................................      8,800    $   57,200
                                                                      ----------
  Networking Equipment (1.2%)
    Emulex Corp. (a) ..................................      5,000        92,750
                                                                      ----------
  Semiconductor Equipment & Products (12.5%)
    Entegris, Inc. (a) ................................      5,000        51,500
    Mykrolis Corp. (a) ................................     25,000       182,500
    PDF Solutions, Inc. (a) ...........................      5,500        38,115
    PMC-Sierra, Inc. (a) ..............................     85,000       472,600
    Samsung Electronics Co., Ltd.,
      GDR (b) .........................................      2,000       267,000
                                                                      ----------
                                                                       1,011,715
                                                                      ----------
  Semiconductors (11.1%)
    Intersil Corp., Class A (a) .......................     18,000       250,920
    Microchip Technology, Inc. ........................     10,300       251,835
    Micron Technology, Inc. (a) .......................      8,000        77,920
    RF Micro Devices, Inc. (a) ........................     30,000       219,900
    STMicroelectronics NV, ADR ........................      4,700        91,697
                                                                      ----------
                                                                         892,272
                                                                      ----------
  Software (20.3%)
    Autodesk, Inc. ....................................      6,000        85,800
    BEA Systems, Inc. (a) .............................     10,000       114,700
    BMC Software, Inc. (a) ............................     12,000       205,320
    Citrix Systems, Inc. (a) ..........................      7,000        86,240
    Documentum, Inc. (a) ..............................      4,150        64,989
    Electronic Arts, Inc. (a) .........................      1,500        74,655
    Intuit, Inc. (a) ..................................      3,500       164,220
    Legato Systems, Inc. (a) ..........................     10,000        50,300
    Mercury Interactive Corp. (a) .....................      4,000       118,600
    Microsoft Corp. (a) ...............................      4,860       251,262
    Network Associates, Inc. (a) ......................      5,000        80,450
    Novell, Inc. (a) ..................................     13,000        43,420
    Oracle Corp. (a) ..................................      4,000        43,200
    Quest Software, Inc. (a) ..........................      9,000        92,790
    SAP AG, ADR .......................................      3,500        68,250
    VERITAS Software Corp. (a) ........................      6,000        93,720
                                                                      ----------
                                                                       1,637,916
                                                                      ----------
Materials (2.2%)
  Containers & Packaging (2.2%)
    Constar International, Inc. (a) ...................     15,000       176,250
                                                                      ----------
Telecommunication Services (7.8%)
  Diversified Telecommunication Services (2.5%)
    Telefonaktiebolaget LM Ericsson,
      ADR (a) .........................................     30,100       202,874
                                                                      ----------

  Wireless Telecommunication Services (5.3%)
    American Tower Corp, Class A (a)  .................      2,500         8,825
    AT&T Wireless Services, Inc. (a)  .................     47,000       265,550
    Crown Castle International
      Corp. (a) .......................................      4,000        15,000
    Mobile Telesystems, ADR ...........................      2,500        92,850
    VimpelCom (a) .....................................      1,500        48,015
                                                                      ----------
                                                                         430,240
                                                                      ----------
Total Investments (98.5%)
      (Cost of $7,553,470) (c) ........................                7,946,203
                                                                      ----------
Other Assets & Liabilities, Net (1.5%) ................                  117,317
                                                                      ----------
Net Assets (100.0%) ...................................               $8,063,520
                                                                      ==========

Notes to Schedule of Investments:

(a)   Non-income producing.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to $267,000 which represents 3.3% of net assets.

(c)   Cost for federal income tax purposes is $7,775,785.

                Acronym                      Name
                -------                      ----
                  ADR             American Depositary Receipt
                  GDR              Global Depositary Receipt

COLUMBIA STRATEGIC VALUE FUND
DECEMBER 31, 2002

                                                        Shares          Value
--------------------------------------------------------------------------------
Common Stocks (87.7%)
Consumer Discretionary (12.2%)
  Auto Components (1.9%)
    Modine Manufacturing Co. ....................       125,000       $2,210,000
    Nokian Renkaat Oyj ..........................        75,000        2,675,036
                                                                      ----------
                                                                       4,885,036
                                                                      ----------
  Automobiles (0.6%)
    Ford Motor Co. ..............................        50,000          465,000
    Hyundai Motor Co., Ltd.,
      GDR (a)(b) ................................        85,000        1,020,000
                                                                      ----------
                                                                       1,485,000
                                                                      ----------
  Hotels, Restaurants & Leisure (0.4%)
    Hilton Hotels Corp. .........................        82,500        1,048,575
                                                                      ----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Shares         Value
--------------------------------------------------------------------------------

  Household Durables (1.0%)
    Ekornes ASA ..................................      125,000      $ 1,515,642
    Newell Rubbermaid, Inc. ......................       40,000        1,213,200
                                                                     -----------
                                                                       2,728,842
                                                                     -----------
  Leisure Equipment & Products (0.5%)
    Hasbro, Inc. .................................      120,000        1,386,000
                                                                     -----------
  Media (3.1%)
    AOL Time Warner, Inc. (a) ....................      175,000        2,292,500
    Emmis Communications Corp.,
      Class A (a) ................................       30,000          624,900
    General Motors Corp., Class H (a) ............      125,000        1,337,500
    Martha Stewart Living Omnimedia,
      Inc., Class A (a) ..........................       40,000          394,800
    Media General, Inc., Class A .................       40,000        2,398,000
    Metro-Goldwyn-Mayer, Inc. (a) ................       42,500          552,500
    Reader's Digest Association, Inc. ............       50,000          755,000
                                                                     -----------
                                                                       8,355,200
                                                                     -----------
  Multi-Line Retail (2.0%)
    Dillard's, Inc., Class A .....................      100,000        1,586,000
    Dollar General Corp. .........................       87,500        1,045,625
    Sears, Roebuck & Co. .........................       30,000          718,500
    Stockmann Oyj, Class A .......................       50,000          724,046
    Target Corp. .................................       40,000        1,195,548
                                                                     -----------
                                                                       5,269,719
                                                                     -----------
  Specialty Retail (2.3%)
    Borders Group, Inc. (a) ......................       40,000          644,000
    CarMax, Inc. (a) .............................       50,000          894,000
    Circuit City Stores, Inc. ....................       87,500          649,250
    Friedman's Inc., Class A .....................      150,000        1,302,000
    Home Depot, Inc. .............................       62,500        1,497,500
    Talbots, Inc. ................................       40,000        1,101,200
                                                                     -----------
                                                                       6,087,950
                                                                     -----------
  Textiles, Apparel & Luxury Goods (0.4%)
    Liz Claiborne, Inc. ..........................       36,000        1,067,400
                                                                     -----------
Consumer Staples (6.0%)
  Beverages (0.1%)
    Panamerican Beverages, Inc.,
      Class A ....................................       10,000          207,800
                                                                     -----------
  Food & Drug Retailing (1.6%)
    Longs Drug Stores Corp. ......................       75,000        1,555,500
    Potash Corp. of
      Saskatchewan, Inc. .........................       30,000        1,907,700
    United Natural Foods, Inc. (a) ...............       35,000          887,250
                                                                     -----------
                                                                       4,350,450
                                                                     -----------

  Food Products (3.2%)
    Archer-Daniels-Midland Co. ...................       75,000          930,000
    Chiquita Brands
      International, Inc. (a) ....................      100,000        1,326,000
    Del Monte Foods Co. (a) ......................          500            3,850
    Delta and Pine Land Co. ......................       40,000          816,400
    Hain Celestial Group, Inc. (a) ...............       50,000          760,000
    H.J. Heinz Co. ...............................       20,000          657,400
    Unilever NV, NY Shares .......................       52,500        3,239,775
    Wimm-Bill-Dann Foods, ADR (a) ................       40,000          718,000
                                                                     -----------
                                                                       8,451,425
                                                                     -----------
  Personal Products (0.7%)
    Estee Lauder Companies., Inc.,
      Class A ....................................       67,500        1,782,000
                                                                     -----------
  Tobacco (0.4%)
    Philip Morris Companies, Inc. ................       30,600        1,240,218
                                                                     -----------
Energy (9.3%)
  Energy Equipment & Services (3.5%)
    FMC Technologies, Inc. (a) ...................       75,000        1,532,250
    Halliburton Co. ..............................      100,000        1,871,000
    Hanover Compressor Co. (a) ...................       70,000          642,600
    Newpark Resources, Inc. (a) ..................      100,000          435,000
    Rowan Companies, Inc. ........................       30,000          681,000
    Schlumberger Ltd. ............................       40,000        1,683,600
    Universal Compression Holdings,
      Inc. (a) ...................................      100,000        1,913,000
    Varco International, Inc. (a) ................       30,000          522,000
                                                                     -----------
                                                                       9,280,450
                                                                     -----------
  Oil & Gas (5.8%)
    Anadarko Petroleum Corp. .....................       25,000        1,197,500
    Ashland, Inc. ................................       20,000          570,600
    BP PLC, ADR ..................................       40,000        1,626,000
    Chesapeake Energy Corp. ......................      100,000          774,000
    China Petroleum and Chemical
      Corp., ADR .................................       30,000          502,500
    Cimarex Energy Co. (a) .......................       70,002        1,253,036
    ConocoPhillips ...............................       35,385        1,712,280
    CONSOL Energy, Inc. ..........................       97,500        1,684,800
    Forest Oil Corp. (a) .........................       40,000        1,106,000
    Marathon Oil Corp. ...........................       65,400        1,392,366
    Premcor, Inc. (a) ............................       57,500        1,278,225
    Stelmar Shipping Ltd. (a) ....................       50,000          753,000
    Unocal Corp. .................................       50,000        1,529,000
                                                                     -----------
                                                                      15,379,307
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA STRATEGIC VALUE FUND (CONT.)
DECEMBER 31, 2002

                                                        Shares          Value
--------------------------------------------------------------------------------

Financials (13.0%)
  Banks (4.3%)
    Bank of New York Co., Inc. ...................       40,000      $   958,400
    Bank One Corp. ...............................       40,000        1,462,000
    Columbia Banking
      System, Inc. (a) ...........................       75,000          945,750
    Mitsubishi Tokyo Financial Group,
      Inc., ADR ..................................       75,000          401,250
    PNC Financial Services Group .................       55,000        2,304,500
    U.S. Bancorp .................................       75,000        1,591,500
    Wachovia Corp. ...............................      100,000        3,644,000
                                                                     -----------
                                                                      11,307,400
                                                                     -----------
  Diversified Financials (3.0%)
    Citigroup, Inc. ..............................       50,000        1,759,500
    Countrywide Financial Corp. ..................       40,000        2,066,000
    J.P. Morgan Chase & Co. ......................       70,000        1,680,000
    Merrill Lynch & Co., Inc. ....................       32,500        1,233,375
    Morgan Stanley ...............................       33,300        1,329,336
                                                                     -----------
                                                                       8,068,211
                                                                     -----------
  Insurance (4.4%)
    American International
      Group, Inc. ................................       57,500        3,326,375
    Chubb Corp. ..................................       10,000          522,000
    Everest Re Group Ltd. ........................       35,000        1,935,500
    John Hancock Financial Services,
      Inc ........................................       40,000        1,116,000
    Lincoln National Corp. .......................       40,000        1,263,200
    Millea Holdings, Inc., ADR ...................       20,000          704,000
    Nationwide Financial Services,
      Inc., Class A ..............................       30,000          859,500
    SAFECO Corp. .................................       30,000        1,040,100
    St. Paul Companies, Inc. .....................       30,000        1,021,500
                                                                     -----------
                                                                      11,788,175
                                                                     -----------
  Real Estate (1.3%)
    Crescent Real Estate
      Equities Co. ...............................       75,000        1,248,000
    La Quinta Corp. (a) ..........................      150,000          660,000
    Post Properties, Inc. ........................       30,000          717,000
    ProLogis .....................................       30,000          754,500
                                                                     -----------
                                                                       3,379,500
                                                                     -----------
Health Care (7.8%)
  Biotechnology (0.1%)
    CuraGen Corp. (a) ............................       50,000          232,500
                                                                     -----------

  Health Care Equipment & Supplies (2.3%)
    Baxter International, Inc. ...................       60,000        1,680,000
    Becton, Dickinson and Co. ....................       30,000          920,700
    Boston Scientific Corp. (a) ..................       30,000        1,275,600
    Guidant Corp. (a) ............................       75,000        2,313,750
                                                                     -----------
                                                                       6,190,050
                                                                     -----------
  Health Care Providers & Services (0.7%)
    Option Care, Inc. (a) ........................      100,000          796,000
    Quovadx, Inc. (a) ............................      100,000          242,000
    WebMD Corp. (a) ..............................      100,000          855,000
                                                                     -----------
                                                                       1,893,000
                                                                     -----------
  Pharmaceuticals (4.7%)
    Abbott Laboratories ..........................       50,000        2,000,000
    Bristol-Myers Squibb Co. .....................      100,000        2,315,000
    Elan Corp. PLC, ADR (a) ......................      200,000          492,000
    Mylan Laboratories, Inc. .....................       40,000        1,396,000
    Novartis AG, ADR .............................       65,000        2,387,450
    Pharmacia Corp. ..............................       20,000          836,000
    Schering AG, ADR .............................       10,000          429,000
    Schering-Plough Corp. ........................       65,000        1,443,000
    Shire Pharmaceuticals Group PLC,
      ADR (a) ....................................       20,000          377,800
    Wyeth ........................................       20,000          748,000
                                                                     -----------
                                                                      12,424,250
                                                                     -----------
Industrials (12.4%)
  Aerospace & Defense (1.9%)
    Honeywell International, Inc. ................      105,800        2,539,200
    Precision Castparts Corp. ....................       40,000          970,000
    Raytheon Co. .................................       52,500        1,614,375
                                                                     -----------
                                                                       5,123,575
                                                                     -----------
  Airlines (1.0%)
    Continental Airlines, Inc.,
      Class B (a) ................................      100,000          725,000
    Delta Air Lines, Inc. ........................      150,000        1,815,000
                                                                     -----------
                                                                       2,540,000
                                                                     -----------
  Commercial Services & Supplies (1.3%)
    Cendant Corp. (a) ............................       75,000          786,000
    Convergys Corp. (a) ..........................       50,000          757,500
    Ionics, Inc. (a) .............................       62,500        1,425,000
    Sabre Holdings Corp. (a) .....................       30,000          543,300
                                                                     -----------
                                                                       3,511,800
                                                                     -----------
  Construction & Engineering (0.6%)
    Chicago Bridge & Iron Co.,
      NY Shares ..................................       50,000        1,510,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Shares          Value
--------------------------------------------------------------------------------

  Electrical Equipment (1.6%)
    Cooper Industries Ltd., Class A ..............       50,000      $ 1,822,500
    Emerson Electric Co. .........................       32,500        1,652,625
    Rockwell Automation, Inc. ....................       35,000          724,850
                                                                     -----------
                                                                       4,199,975
                                                                     -----------
  Industrial Conglomerates (1.6%)
    3M Co. .......................................       35,000        4,315,500
                                                                     -----------
  Machinery (3.8%)
    Caterpillar, Inc. ............................       67,500        3,086,100
    Eaton Corp. ..................................       30,000        2,343,300
    Greenbrier Companies, Inc. (a) ...............       35,000          249,550
    Joy Global, Inc. (a) .........................       40,000          450,400
    Sauer-Danfoss, Inc. ..........................       50,000          395,000
    Terex Corp. (a) ..............................       75,000          835,500
    Timken Co. ...................................       50,000          955,000
    Tomra Systems ASA, ADR .......................      125,000          813,755
    Trinity Industries, Inc. .....................       30,000          568,800
    UNOVA, Inc. (a) ..............................       75,000          450,000
                                                                     -----------
                                                                      10,147,405
                                                                     -----------
  Marine (0.6%)
    Alexander & Baldwin, Inc. ....................       40,000        1,031,600
    Grupo TMM SA de CV, ADR (a) ..................      100,000          515,000
                                                                     -----------
                                                                       1,546,600
                                                                     -----------
Information Technology (12.2%)
  Communications Equipment (1.5%)
    ADC Telecommunications, Inc. (a)  ............      200,000          418,000
    Andrew Corp. (a) .............................       50,000          514,000
    Comverse Technology, Inc. (a) ................      125,000        1,252,500
    Motorola, Inc. ...............................       75,000          648,750
    Tellabs, Inc. (a) ............................      175,000        1,272,250
                                                                     -----------
                                                                       4,105,500
                                                                     -----------
  Computers & Peripherals (2.1%)
    Apple Computer, Inc. (a) .....................       50,000          716,500
    Hewlett-Packard Co. ..........................       63,091        1,095,260
    International Business Machines
      Corp .......................................       16,900        1,309,750
    SanDisk Corp. (a) ............................      105,600        2,143,680
    Sun Microsystems, Inc. (a) ...................      100,000          311,000
                                                                     -----------
                                                                       5,576,190
                                                                     -----------
  Electronic Equipment & Instruments (2.3%)
    Agilent Technologies, Inc. (a) ...............       40,000          718,400
    Celestica, Inc. (a) ..........................       60,000          846,000
    Flextronics International Ltd. (a) ...........      125,000        1,023,750
    Methode Electronics, Inc., Class A ...........      125,000        1,371,250
    Millipore Corp. (a) ..........................       50,000        1,700,000
    Symbol Technologies, Inc. ....................       50,000          411,000
                                                                     -----------
                                                                       6,070,400
                                                                     -----------

  Internet Software & Services (0.1%)
    Vignette Corp. (a) ...........................      125,000          153,375
                                                                     -----------
  Semiconductor Equipment & Products (3.8%)
    Advanced Micro Devices, Inc. (a)  ............      100,000          646,000
    Atmel Corp. (a) ..............................      100,000          223,000
    FEI Co. (a) ..................................       75,000        1,146,750
    Micron Technology, Inc. (a) ..................      100,000          974,000
    Mykrolis Corp. (a) ...........................      125,000          912,500
    Samsung Electronics Co., Ltd.,
      GDR (b) ....................................       20,000        2,670,000
    Teradyne, Inc. (a) ...........................      100,000        1,301,000
    Texas Instruments, Inc. ......................      150,000        2,251,500
                                                                     -----------
                                                                      10,124,750
                                                                     -----------
  Software (2.4%)
    Autodesk, Inc. ...............................      100,000        1,430,000
    BEA Systems, Inc. (a) ........................      100,000        1,147,000
    Jack Henry & Associates, Inc. ................       50,000          602,000
    Microsoft Corp. (a) ..........................       24,700        1,276,990
    SAP AG, ADR ..................................       75,000        1,462,500
    Siebel Systems, Inc. (a) .....................       75,000          561,000
                                                                     -----------
                                                                       6,479,490
                                                                     -----------
Materials (8.5%)
  Chemicals (3.1%)
    A. Schulman, Inc. ............................       50,000          930,500
    Dow Chemical Co. .............................       75,000        2,227,500
    H.B. Fuller Co. ..............................       50,000        1,294,000
    IMC Global, Inc. .............................      175,000        1,867,250
    Olin Corp. ...................................       50,000          777,500
    Rohm and Haas Co. ............................       32,000        1,039,360
                                                                     -----------
                                                                       8,136,110
                                                                     -----------
  Construction Materials (0.3%)
    Martin Marietta Materials, Inc. ..............       27,500          843,150
                                                                     -----------
  Containers & Packaging (2.3%)
    Longview Fibre Co. (a) .......................      100,000          723,000
    Sealed Air Corp. (a) .........................       47,500        1,771,750
    Smurfit-Stone Container Corp (a) .............       70,000        1,077,370
    Temple-Inland, Inc. ..........................       57,500        2,576,575
                                                                     -----------
                                                                       6,148,695
                                                                     -----------
  Metals & Mining (0.5%)
    Alcoa, Inc. ..................................       24,300          553,554
    Barrick Gold Corp. ...........................       40,000          616,400
    Stelco, Inc., Class A (a) ....................      125,000          298,300
                                                                     -----------
                                                                       1,468,254
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA STRATEGIC VALUE FUND (CONT.)
DECEMBER 31, 2002

                                                         Shares         Value
--------------------------------------------------------------------------------

  Paper & Forest Products (2.3%)
    Abitibi-Consolidated, Inc. ................         175,000   $   1,349,250
    Georgia-Pacific Corp. .....................         125,000       2,020,000
    MeadWestvaco Corp. ........................          40,000         988,400
    Norske Skogindustrier ASA .................          32,700         462,574
    Sappi Ltd., ADR ...........................          50,000         661,000
    Votorantim Celulose e Papel
      SA, ADR .................................          35,000         575,400
                                                                  -------------
                                                                      6,056,624
                                                                  -------------
Telecommunication Services (4.9%)
  Diversified Telecommunication Services (3.1%)
    AT&T Corp. ................................          87,500       2,284,625
    PT Telekomunikasi
      Indonesia, ADR ..........................         150,000       1,273,500
    SBC Communications, Inc., ADR .............          97,000       2,629,670
    Verizon Communications, Inc. ..............          49,900       1,933,625
                                                                  -------------
                                                                      8,121,420
                                                                  -------------
  Wireless Telecommunication Services (1.8%)
    AO VimpelCom, ADR (a) .....................          75,000       2,400,750
    AT&T Wireless Services, Inc. (a)  .........         227,100       1,283,114
    Nextel Communications, Inc.,
      Class A (a) .............................         100,000       1,155,000
                                                                  -------------
                                                                      4,838,864
                                                                  -------------
Utilities (1.4%)
  Electric Utilities (0.6%)
    TECO Energy, Inc. .........................          75,000       1,160,250
    Xcel Energy, Inc. .........................          50,000         550,000
                                                                  -------------
                                                                      1,710,250
                                                                  -------------
  Gas Utilities (0.1%)
    El Paso Corp. .............................          47,300         329,208
                                                                  -------------
  Multi-Utilities & Unregulated Power (0.4%)
    Aquila, Inc. ..............................         100,000         177,000
    Duke Energy Corp. .........................          40,000         781,600
                                                                  -------------
                                                                        958,600
                                                                  -------------
  Water Utilities (0.3%)
    California Water Service Group ............          30,000         709,500
                                                                  -------------

Total Common Stocks
      (Cost of $239,014,820) ..................                     233,013,693
                                                                  -------------
Preferred Stock (0.4%)

Consumer Discretionary (0.4%)
  Media (0.4%)
      News Corp., Ltd., ADR
      (Cost of $1,077,224) ....................          50,000       1,132,500
                                                                  -------------
Investment Management Funds (0.9%)
    iShare MSCI Japan Index
      Fund (a) ................................         200,000       1,390,000
    Japan Smaller Capitalization Fund,
      Inc. (a) ................................         175,000       1,067,500
                                                                  -------------

Total Investment Management Funds
      (Cost of $2,593,872) ....................                       2,457,500
                                                                  -------------
Short-Term Obligation (11.1%)                               Par
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by U.S. Treasury
      Bond and Note with maturities
      to 11/15/10, market value of
      $30,008,145 (repurchase
      proceeds $29,414,716)
      (Cost of $29,413,000) ...................    $ 29,413,000      29,413,000
                                                                  -------------
Total Investments (100.1%)
      (Cost of $272,098,916) (c) ..............                     266,016,693
                                                                  -------------
Other Assets & Liabilities, Net (-0.1%) .......                        (175,473)
                                                                  -------------
Net Assets (100.0%) ...........................                   $ 265,841,220
                                                                  =============

Notes to Schedule of Investments:

(a)   Non-income producing.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $3,690,000 which represents 1.4% of net assets.

(c)   Cost for federal income tax purposes is $275,219,996.

                Acronym                      Name
                -------                      ----
                  ADR             American Depositary Receipt
                  GDR              Global Depositary Receipt

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND
DECEMBER 31, 2002

                                                       Shares          Value
--------------------------------------------------------------------------------

Common Stocks (57.2%)

Consumer Discretionary (9.9%)

  Auto Components (0.4%)
    Magna International, Inc., Class A .........        44,300       $ 2,487,445
                                                                     -----------
  Automobiles (0.4%)
    Honda Motor Co., Ltd., ADR .................       167,700         3,028,662
                                                                     -----------
  Hotels, Restaurants & Leisure (0.4%)
    Hilton Hotels Corp. ........................       231,000         2,936,010
                                                                     -----------
  Household Durables (0.6%)
    Fortune Brands, Inc. .......................        21,300           990,663
    Koninklijke (Royal) Philips
      Electronics NV, NY Registered
      Shares ...................................       159,200         2,814,656
                                                                     -----------
                                                                       3,805,319
                                                                     -----------
  Media (3.2%)
    AOL Time Warner, Inc. (a) ..................       386,487         5,062,980
    Clear Channel Communications,
      Inc. (a) .................................        62,600         2,334,354
    Comcast Corp., Class A (a) .................       229,556         5,410,635
    Liberty Media Corp., Class A (a)  ..........       452,529         4,045,609
    Viacom, Inc., Class B (a) ..................        82,200         3,350,472
    Walt Disney Co. ............................        65,825         1,073,606
                                                                     -----------
                                                                      21,277,656
                                                                     -----------
  Multi-Line Retail (3.7%)
    Dollar General Corp. .......................       150,800         1,802,060
    Kohl's Corp. (a) ...........................       129,050         7,220,347
    Nordstrom, Inc. ............................       105,400         1,999,438
    Wal-Mart Stores, Inc. ......................       269,850        13,630,123
                                                                     -----------
                                                                      24,651,968
                                                                     -----------
  Specialty Retail (1.2%)
    Best Buy Co., Inc. (a) .....................        21,100           509,565
    CarMax, Inc. (a) ...........................        82,456         1,474,313
    Staples, Inc. (a) ..........................       344,300         6,300,690
                                                                     -----------
                                                                       8,284,568
                                                                     -----------
Consumer Staples (3.6%)
  Beverages (1.2%)
    Pepsi Bottling Group, Inc. .................        84,000         2,158,800
    PepsiCo, Inc. ..............................       133,300         5,627,926
                                                                     -----------
                                                                       7,786,726
                                                                     -----------
  Food Products (0.6%)
    Unilever PLC, ADR ..........................        61,400         3,788,994
                                                                     -----------
  Household Products (0.2%)
    Procter & Gamble Co. .......................        13,800         1,185,972
                                                                     -----------

  Personal Products (0.9%)
    Alberto-Culver Co., Class B ................        31,000         1,562,400
    Gillette Co. ...............................       156,300         4,745,268
                                                                     -----------
                                                                       6,307,668
                                                                     -----------
  Tobacco (0.7%)
    Philip Morris Companies, Inc. ..............       116,000         4,701,480
                                                                     -----------
Energy (4.2%)
  Energy Equipment & Services (0.9%)
    ENSCO International, Inc. ..................        36,100         1,063,145
    GlobalSantaFe Corp. ........................        84,150         2,046,528
    Noble Corp. (a) ............................        56,075         1,971,036
    Rowan Companies, Inc. ......................        38,400           871,680
                                                                     -----------
                                                                       5,952,389
                                                                     -----------
  Oil & Gas (3.3%)
    Apache Corp. ...............................        70,680         4,028,053
    ChevronTexaco Corp. ........................        22,950         1,525,716
    ConocoPhillips .............................        34,650         1,676,713
    Devon Energy Corp. .........................        71,300         3,272,670
    EOG Resources, Inc. ........................       106,000         4,231,520
    Exxon Mobil Corp. ..........................       211,559         7,391,871
                                                                     -----------
                                                                      22,126,543
                                                                     -----------
Financials (12.6%)
  Banks (3.7%)
    Bank of America Corp. ......................       135,810         9,448,302
    Bank of New York Co., Inc. .................        70,600         1,691,576
    Bank One Corp. .............................       186,550         6,818,402
    Fifth Third Bancorp ........................        27,600         1,615,980
    KeyCorp ....................................        38,500           967,890
    Wells Fargo & Co. ..........................        85,100         3,988,637
                                                                     -----------
                                                                      24,530,787
                                                                     -----------
  Diversified Financial Services (6.2%)
    American Express Co. .......................       221,350         7,824,722
    Charles Schwab Corp. .......................        63,800           692,230
    Citigroup, Inc. ............................       404,693        14,241,147
    Franklin Resources, Inc. ...................        44,900         1,530,192
    Freddie Mac ................................        49,650         2,931,832
    J.P. Morgan Chase & Co. ....................       106,740         2,561,760
    MBNA Corp. .................................       193,150         3,673,713
    Merrill Lynch & Co., Inc. ..................       127,650         4,844,317
    Morgan Stanley .............................        36,200         1,445,104
    SLM Corp. ..................................        19,700         2,046,042
                                                                     -----------
                                                                      41,791,059
                                                                     -----------
  Insurance (2.7%)
    American International Group, Inc. .........       188,862        10,925,667
    Berkshire Hathaway, Inc.,
      Class A (a) ..............................            25         1,818,750
    Hartford Financial Services
      Group, Inc. ..............................        45,900         2,085,237

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
DECEMBER 31, 2002

                                                        Shares          Value
--------------------------------------------------------------------------------

    Marsh & McLennan Companies,
      Inc ........................................       74,400      $ 3,438,024
                                                                     -----------
                                                                      18,267,678
                                                                     -----------
Health Care (7.3%)
  Biotechnology (0.5%)
    Amgen, Inc. (a) ..............................       51,200        2,475,008
    MedImmune, Inc. (a) ..........................       43,800        1,190,046
                                                                     -----------
                                                                       3,665,054
                                                                     -----------
  Health Care Equipment & Supplies (0.2%)
    Medtronic, Inc. ..............................       27,500        1,254,000
                                                                     -----------
  Health Care Providers & Services (0.6%)
    AmerisourceBergen Corp. ......................       33,100        1,797,661
    HCA, Inc. ....................................       28,600        1,186,900
    UnitedHealth Group, Inc. .....................       16,400        1,369,400
                                                                     -----------
                                                                       4,353,961
                                                                     -----------
  Pharmaceuticals (6.0%)
    Abbott Laboratories ..........................      157,350        6,294,000
    Bristol-Myers Squibb Co. .....................      206,596        4,782,072
    Johnson & Johnson ............................       72,000        3,867,120
    Merck & Co., Inc. ............................       52,800        2,989,008
    Pfizer, Inc. .................................      261,550        7,995,583
    Pharmacia Corp. ..............................      183,400        7,666,120
    Schering-Plough Corp. ........................       41,600          923,520
    Wyeth ........................................      142,500        5,329,500
                                                                     -----------
                                                                      39,846,923
                                                                     -----------
Industrials (6.0%)
  Aerospace & Defense (1.0%)
    Northrop Grumman Corp. .......................       25,900        2,512,300
    United Technologies Corp. ....................       64,200        3,976,548
                                                                     -----------
                                                                       6,488,848
                                                                     -----------
  Airlines (0.1%)
    Continental Airlines, Inc.,
      Class B (a) ................................       84,500          612,625
                                                                     -----------
  Commercial Services & Supplies (0.9%)
    Concord EFS, Inc. (a) ........................      108,100        1,701,494
    First Data Corp. .............................       91,600        3,243,556
    Waste Management, Inc. .......................       45,900        1,052,028
                                                                     -----------
                                                                       5,997,078
                                                                     -----------
  Industrial Conglomerates (2.8%)
    3M Co. .......................................       32,350        3,988,755
    General Electric Co. .........................      391,900        9,542,765
    Tyco International Ltd. ......................      321,002        5,482,714
                                                                     -----------
                                                                      19,014,234
                                                                     -----------

  Machinery (0.8%)
    Illinois Tool Works, Inc. ....................       61,400        3,982,404
    Navistar International Corp. (a)  ............       58,400        1,419,704
                                                                     -----------
                                                                       5,402,108
                                                                     -----------
  Road & Rail (0.2%)
    Union Pacific Corp. ..........................       18,750        1,122,562
                                                                     -----------
  Trading Companies & Distributors (0.2%)
    W.W. Grainger, Inc. ..........................       32,650        1,683,107
                                                                     -----------
Information Technology (8.3%)
  Communications Equipment (1.0%)
    Cisco Systems, Inc. (a) ......................      429,110        5,621,341
    Comverse Technology, Inc. (a) ................      101,400        1,016,028
                                                                     -----------
                                                                       6,637,369
                                                                     -----------
  Computers & Peripherals (2.0%)
    Dell Computer Corp. (a) ......................      100,500        2,687,370
    EMC Corp. (a) ................................      175,100        1,075,114
    Hewlett-Packard Co. ..........................      174,300        3,025,848
    International Business Machines
      Corp .......................................       82,900        6,424,750
                                                                     -----------
                                                                      13,213,082
                                                                     -----------
  Electronic Equipment & Instruments (0.1%)
    Waters Corp. (a) .............................       39,200          853,776
                                                                     -----------
  Semiconductor Equipment & Products (1.5%)
    Applied Materials, Inc. (a) ..................      109,300        1,424,179
    Intel Corp. ..................................      147,750        2,300,467
    Microchip Technology, Inc. ...................      130,150        3,182,168
    Micron Technology, Inc. (a) ..................       97,200          946,728
    National Semiconductor Corp. (a)  ............       68,800        1,032,688
    Taiwan Semiconductor Manufacturing
      Co., Ltd., ADR (a) .........................      171,475        1,208,899
                                                                     -----------
                                                                      10,095,129
                                                                     -----------
  Software (3.7%)
    Intuit, Inc. (a) .............................       37,025        1,737,213
    Microsoft Corp. (a) ..........................      338,000       17,474,600
    Oracle Corp. (a) .............................      259,500        2,802,600
    SAP AG, ADR ..................................      118,000        2,301,000
    VERITAS Software Corp. (a) ...................       29,800          465,476
                                                                     -----------
                                                                      24,780,889
                                                                     -----------
Materials (2.6%)
  Chemicals (0.8%)
    Dow Chemical Co. .............................      103,500        3,073,950
    Mosanto Co. ..................................            7              135
    Praxair, Inc. ................................       37,400        2,160,598
                                                                     -----------
                                                                       5,234,683
                                                                     -----------
  Metals & Mining (1.1%)
    Barrick Gold Corp. ...........................      150,500        2,319,205

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS        Shares       Value
--------------------------------------------------------------------------------

    Freeport-McMoRan Copper
      & Gold, Inc. (a) ...........................         102,000   $ 1,711,560
    Inco Ltd. (a) ................................          85,400     1,812,188
    Nucor Corp. ..................................          31,900     1,317,470
                                                                     -----------
                                                                       7,160,423
                                                                     -----------
  Paper & Forest Products (0.7%)
    Georgia-Pacific Corp. ........................         103,900     1,679,024
    International Paper Co. ......................          31,500     1,101,555
    Weyerhaeuser Co. .............................          40,300     1,983,163
                                                                     -----------
                                                                       4,763,742
                                                                     -----------
Telecommunication Services (2.7%)
  Diversified Telecommunication Services (2.4%)
    AT&T Corp. ...................................          92,600     2,417,786
    SBC Communications, Inc. .....................         308,250     8,356,658
    Verizon Communications, Inc. .................         131,900     5,111,125
                                                                     -----------
                                                                      15,885,569
                                                                     -----------
  Wireless Telecommunication Services (0.3%)
    Vodafone Group PLC, ADR ......................         109,400     1,982,328
                                                                     -----------

Total Common Stocks
      (Cost of $379,051,486) .....................                   382,958,414
                                                                     -----------
Preferred Stock (0.9%)

Consumer Discretionary (0.9%)
  Media (0.9%)
    News Corp., Ltd., ADR
      (Cost of $5,658,243) .......................         254,750     5,770,088
                                                                     -----------
U.S. Government Securities (14.2%)                             Par
  U.S. Treasury Notes & Bonds (3.1%)
    U.S. Treasury Bonds:
      6.250% 08/15/23 ............................     $ 7,405,000     8,702,038
      8.875% 08/15/17 ............................       3,770,000     5,511,122
    U.S. Treasury Inflation Index Bonds,
      3.375% 01/15/07 ............................       5,950,100     6,445,636
                                                                     -----------
                                                                      20,658,796
                                                                     -----------
  U.S. Agency Bonds (4.7%)
    Federal Home Loan Bank,
      5.375% 01/05/04 ............................       7,650,000     7,970,091
    Federal Home Loan Mortgage
      Corp.,
      5.000% TBA (b) .............................       3,960,000     4,059,000
    Federal National Mortgage
      Association:
      5.000% TBA (b) .............................      12,600,000    12,899,250
      5.000% TBA (b) .............................       6,350,000     6,480,969
                                                                     -----------
                                                                      31,409,310
                                                                     -----------

                                                          Par           Value
--------------------------------------------------------------------------------
  Government National Mortgage
    Association (GNMA) (0.7%)
    7.000% 10/15/31 - 05/15/32 ...................    $  4,282,575   $ 4,541,499
                                                                     -----------
  Federal Home Loan Mortgage Corp.
    (FHLMC) (2.2%)
    6.000% 03/01/17 - 08/01/17 ...................       8,629,809     9,032,790
    6.500% 01/15/30 - 08/01/32 ...................       5,294,182     5,518,782
                                                                     -----------
                                                                      14,551,572
                                                                     -----------
  Federal National Mortgage Association
    (FNMA) (0.3%)
    5.908% 07/01/32 ..............................       1,748,224     1,816,826
                                                                     -----------
  Federal Housing Administration (FHA) (0.2%)
    FHA Insured Project Pool 53-43077,
      9.125% 03/25/33 ............................       1,564,319     1,576,130
                                                                     -----------
  Agency Collateralized Mortgage Obligations (3.0%)
    FHLMC Multiclass Mtg. Partn. Ctfs., Gtd.:
      Series 2065, Class PB,
      6.250% 01/15/24 ............................       1,006,804     1,019,876
      Series 2235, Class VN,
      7.000% 06/15/14 ............................       3,980,000     4,260,460
      Series 2462, Class JE,
      6.500% 11/15/30 ............................       1,610,000     1,712,638
    FNMA Gtd. Remic Pass Thru Ctfs.:
      Remic Tr. 2001-55, Class PC,
      6.500% 10/25/31 ............................       5,090,000     5,379,902
      Remic Tr. 2001-56, Class KD,
      6.500% 07/25/30 ............................       2,260,000     2,385,094
      Remic Tr. 2002-8, Class PD,
      6.500% 07/25/30 ............................       3,570,000     3,763,534
      Remic Tr. 2002-27, Class OG,
      6.500% 12/25/30 ............................       1,820,000     1,917,825
                                                                     -----------
                                                                      20,439,329
                                                                     -----------
Total U.S. Government Securities
      (Cost of $90,679,727) ......................                    94,993,462
                                                                     -----------
Corporate Notes & Bonds (14.6%)

Industrial (7.4%)
    Advance PCS,
      8.500% 04/01/08 ............................         500,000       520,000
    Alcan, Inc.,
      7.250% 03/15/31 ............................         675,000       803,074
    Alcoa, Inc.:
      5.375% 01/15/13 ............................         750,000       795,330
      6.500% 06/15/18 ............................         725,000       790,883
    Allied Waste North America, Inc.,
      10.000% 08/01/09 ...........................         350,000       347,375

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
DECEMBER 31, 2002

                                                      Par               Value
--------------------------------------------------------------------------------

    American Axle & Manufacturing, Inc.,
      9.750% 03/01/09 ........................     $  350,000         $  375,375
    American Home Products Corp.,
      6.250% 03/15/06 ........................      1,370,000          1,489,512
    AmerisourceBergen Corp.,
      8.125% 09/01/08 ........................        125,000            133,125
    Anadarko Finance Co.,
      7.500% 05/01/31 ........................      1,500,000          1,789,359
    Anthem, Inc.,
      6.800% 08/01/12 ........................        925,000          1,008,283
    AOL Time Warner, Inc.,
      7.975% 08/15/04 ........................      1,578,000          1,660,343
    AT&T Corp.,
      8.500% 11/15/31 ........................        650,000            718,912
    Ball Corp.,
      7.750% 08/01/06 ........................        350,000            367,500
    British Sky Broadcasting Group,
      7.300% 10/15/06 ........................        100,000            104,000
    Canadian National Railway Co.:
      6.450% 07/15/06 ........................        300,000            329,064
      7.195% 01/02/16 ........................      1,188,720          1,351,331
    Canandaigua Brands, Inc.,
      8.500% 03/01/09 ........................        350,000            366,625
    ChevronTexaco Capital Co.,
      3.500% 09/17/07 ........................      1,100,000          1,120,951
    Coca-Cola Enterprises, Inc.,
      6.750% 01/15/38 ........................      1,045,000          1,173,345
    Coors Brewing Co.,
      6.375% 05/15/12 ........................        900,000          1,007,592
    Cott Beverages, Inc.,
      8.000% 12/15/11 ........................        350,000            371,000
    Cox Enterprises, Inc.,
      8.000% 02/15/07 (c) ....................      1,350,000          1,501,010
    Cummins, Inc.,
      9.500% 12/01/10 (c) ....................        565,000            601,725
    Devon Financing Corp.,
      6.875% 09/30/11 ........................      1,300,000          1,450,427
    Diageo Capital PLC,
      3.500% 11/19/07 ........................      2,350,000          2,364,603
    Extended Stay America, Inc.,
      9.875% 06/15/11 ........................        300,000            304,500
    Grant Prideco, Inc.,
      9.000% 12/15/09 (c) ....................        220,000            228,800
    Harrah's Operating, Inc.,
      7.875% 12/15/05 ........................        350,000            371,000
    Hasbro, Inc.,
      8.500% 03/15/06 ........................        350,000            357,000
    HCA, Inc.,
      6.910% 06/15/05 ........................        450,000            472,840
    Honeywell International, Inc.,
      7.500% 03/01/10 ........................      1,545,000          1,808,081
    International Business Machines Corp.,
      5.875% 11/29/32 ........................      1,700,000          1,688,027
    Iron Mountain, Inc.,
      8.750% 09/30/09 ........................        250,000            257,813
    ITT Corp.,
      6.750% 11/15/05 ........................        350,000            350,000
    KB Home,
      8.625% 12/15/08 ........................        500,000            517,500
    L-3 Communications Corp.,
      7.625% 06/15/12 ........................         25,000             25,750
    Lamar Media Corp.,
      8.625% 09/15/07 ........................        350,000            365,750
    Lear Corp.,
      7.960% 05/15/05 ........................        350,000            359,188
    Lowe's Companies, Inc.,
      6.500% 03/15/29 ........................        700,000            751,182
    MediaCom LLC,
      9.500% 01/15/13 ........................        500,000            450,000
    Nextel Communications, Inc.:
      9.750% 10/31/07 ........................        150,000            138,750
      10.650% 09/15/07 .......................        100,000             95,500
    Omnicare, Inc.,
      8.125% 03/15/11 ........................        350,000            374,500
    Park Place Entertainment Corp.,
      9.375% 02/15/07 ........................        350,000            373,625
    Pennzoil-Quaker State Co.,
      10.000% 11/01/08 .......................        325,000            403,000
    PepsiAmericas, Inc.,
      3.875% 09/12/07 ........................      1,450,000          1,474,950
    Phillips Petroleum Co.,
      8.500% 05/25/05 ........................      1,890,000          2,150,334
    Premier Parks, Inc.,
      9.750% 06/15/07 ........................        500,000            485,000
    Pride International, Inc.,
      9.375% 05/01/07 ........................        500,000            522,500
    Procter & Gamble Co.,
      4.750% 06/15/07 ........................      1,550,000          1,663,595
    Select Medical Corp.,
      9.500% 06/15/09 ........................        375,000            388,125
    Silgan Holdings, Inc.,
      9.000% 06/01/09 ........................        500,000            521,250
    Sinclair Broadcasting Group, Inc.:
      8.000% 03/15/12 (c) ....................        190,000            198,075
      8.000% 03/15/12 ........................         30,000             31,275

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Par            Value
--------------------------------------------------------------------------------

    Station Casinos, Inc.:
      8.875% 12/01/08 ........................      $    50,000      $    52,000
      9.875% 07/01/10 ........................          240,000          260,400
    TCI Communications, Inc.,
      7.250% 08/01/05 ........................        1,485,000        1,565,456
    Teekay Shipping Corp.,
      8.875% 07/15/11 ........................          300,000          307,875
    Toll Corp.,
      7.750% 09/15/07 ........................          350,000          344,750
    United Rentals, Inc.,
      10.750% 04/15/08 .......................          250,000          248,750
    United Technologies Corp.,
      6.500% 06/01/09 ........................        1,685,000        1,887,286
    Verizon Global Funding Corp.,
      7.250% 12/01/10 ........................        1,800,000        2,049,518
    Vintage Petroleum, Inc.,
      9.750% 06/30/09 ........................          200,000          208,000
    Wal-Mart Stores, Inc.,
      4.375% 07/12/07 ........................        1,570,000        1,656,807
    Westport Resources Corp.,
      8.250% 11/01/11 (c) ....................          365,000          383,250
    XTO Energy, Inc.,
      7.500% 04/15/12 ........................          300,000          318,750
    Yum! Brands, Inc.,
      8.500% 04/15/06 ........................          500,000          531,250
                                                                     -----------
                                                                      49,482,746
                                                                     -----------
Financials (4.5%)
    American General Finance Corp.,
      5.375% 09/01/09 ........................          475,000          499,773
    Bank of America Corp.,
      7.800% 02/15/10 ........................        2,225,000        2,650,376
    CIT Group, Inc.,
      7.250% 08/15/05 ........................          890,000          944,256
    Citigroup, Inc.,
      7.250% 10/01/10 ........................        1,565,000        1,819,511
    Ford Motor Credit Co.:
      6.875% 02/01/06 ........................        1,105,000        1,107,691
      7.375% 10/28/09 ........................        1,885,000        1,870,731
    General Electric Capital Corp.:
      4.250% 01/15/08 ........................          500,000          513,354
      6.000% 06/15/12 ........................        2,350,000        2,541,845
    General Motors Acceptance Corp.,
      5.250% 05/16/05 ........................        2,200,000        2,208,873
    Health Care Property Investors, Inc.,
      6.450% 06/25/12 ........................        1,500,000        1,513,780
    Health Care REIT, Inc.,
      7.500% 08/15/07 ........................          350,000          369,419
    Household Finance Corp.,
      6.400% 06/17/08 ........................        1,250,000        1,334,455
    RH Donnelley Financial Corp.:
      8.875% 12/15/10 (c) ....................           30,000           32,100
      10.875% 12/15/12 (c) ...................          215,000          234,350
    SLM Corp.,
      5.125% 08/27/12 ........................        1,900,000        1,952,360
    Travelers Property Casualty Corp.,
      6.750% 11/15/06 ........................        1,925,000        2,168,665
    US Bank N.A.,
      6.375% 08/01/11 ........................        2,200,000        2,471,553
    Wachovia Corp.,
      4.950% 11/01/06 ........................        2,100,000        2,242,794
    Washington Mutual, Inc.,
      5.625% 01/15/07 ........................        1,500,000        1,606,664
    Wells Fargo & Co.,
      7.250% 08/24/05 ........................        2,000,000        2,246,406
                                                                     -----------
                                                                      30,328,956
                                                                     -----------
Utilities (1.5%)
    FPL Group Capital, Inc.,
      6.125% 05/15/07 ........................        2,000,000        2,163,834
    Kinder Morgan Energy Partners L.P.,
      8.000% 03/15/05 ........................        1,475,000        1,626,950
    Pepco Holdings, Inc.,
      6.450% 08/15/12 (c) ....................        1,525,000        1,617,767
    Progress Energy, Inc.,
      7.750% 03/01/31 ........................        1,000,000        1,140,739
    Southern Power Co.,
      6.250% 07/15/12 ........................        1,650,000        1,743,266
    Texas Eastern Transmission Corp.,
      7.300% 12/01/10 ........................        1,275,000        1,411,164
                                                                     -----------
                                                                       9,703,720
                                                                     -----------
International (1.2%)
    British Columbia Province,
      5.375% 10/29/08 ........................        2,150,000        2,370,517
    Ontario Province,
      3.500% 09/17/07 ........................        2,200,000        2,237,737
    Quebec Province,
      6.500% 01/17/06 ........................        2,100,000        2,329,333
    United Mexican States,
      8.000% 09/24/22 ........................        1,150,000        1,193,125
                                                                     -----------
                                                                       8,130,712
                                                                     -----------
Total Corporate Notes & Bonds
      (Cost of $90,239,302) ..................                        97,646,134
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
DECEMBER 31, 2002

                                                       Par              Value
--------------------------------------------------------------------------------

Other Securitized Loans (9.7%)
  Asset-Backed Securities (4.4%)
    Cityscape Home Equity Loan Trust:
      Series 1997-B, Class A7,
      7.410% 05/25/28 .........................    $ 2,080,277    $   2,242,148
      Series 1997-4, Class A4,
      7.440% 10/25/18 .........................      2,254,045        2,461,697
    First Alliance Mortgage Trust,
      Series 1996-1, Class A1,
      7.340% 06/20/27 .........................        338,022          337,938
    IMC Home Equity Loan Trust:
      Series 1997-3, Class A6,
      7.520% 08/20/28 .........................      1,914,988        2,008,205
      Series 1997-5, Class A9,
      7.310% 11/20/28 .........................      2,180,000        2,314,581
    Merit Securities Corp.,
      Series 13, Class A4,
      7.880% 12/28/33 .........................      6,620,000        6,382,224
    Salomon Brothers Mortgage Securities VII,
      Series 1998-AQ1, Class A5,
      7.150% 06/25/28 .........................      3,150,000        3,411,851
    SLM Student Loan Trust:
      Series 1997-3, Class A2,
      2.293% 10/25/10 (d) .....................      4,698,765        4,727,132
      Series 1997-4, Class A2,
      2.403% 10/25/10 (d) .....................      5,525,000        5,571,263
                                                                  -------------
                                                                     29,457,039
                                                                  -------------
  Collateralized Mortgage Obligations (3.2%)
    Bear Stearns Mortgage Securities, Inc.,
      Series 1996-2, Class A1,
      4.278% 01/28/25 .........................      1,968,603        1,926,384
    CMC Securities Corp. IV,
      Series 1997-2, Class IA12,
      7.250% 11/25/27 .........................      2,460,091        2,493,683
    Countrywide Home Loans, Inc.,
      Series 2002-16, Class 1A1,
      6.500% 09/25/32 .........................      1,043,396        1,074,766
    First Nationwide Trust,
      Series 2000-1, Class IIA3,
      8.000% 10/25/30 .........................      5,016,020        5,167,597
    PNC Mortgage Securities Corp.,
      Series 1999-5, Class 2A6,
      6.750% 07/25/29 .........................        273,930          275,285
    Residential Asset Securitization Trust,
      Series 2002-A7, Class A2,
      5.180% 11/25/26 .........................      5,630,000        5,788,823
    SACO I, Inc.,
      Series 1995-1, Class A,
      5.677% 09/25/24 (c)(d) ..................      1,518,209        1,477,408
    Structured Asset Securities Corp.:
      Series 1999-ALS2, Class A2,
      6.750% 07/25/29 .........................      1,758,850        1,776,634
      Series 2001-12, Class A2,
      5.800% 09/25/31 .........................      1,013,110        1,029,051
                                                                  -------------
                                                                     21,009,631
                                                                  -------------
  Commercial Mortgage-Backed Securities (2.1%)
    Commercial Capital Access One, Inc.,
      Series 3A, Class A2,
      6.615% 11/15/28 (c) .....................      6,930,000        7,782,790
    GMAC Commercial Mortgage Asset Corp.,
      Series 2001-FLAA, Class B1,
      1.920% 06/15/13 (c)(d) ..................      1,482,327        1,479,342
    Nationslink Funding Corp.,
      Series 1999-SL, Class A5,
      6.888% 05/10/07 .........................      4,380,000        4,934,452
                                                                  -------------
                                                                     14,196,584
                                                                  -------------
Total Other Securitized Loans
      (Cost of $62,703,445) ...................                      64,663,254
                                                                  -------------
Short-Term Obligations (5.7%)
  U.S. Treasury Bill (1.0%)
      1.140% 01/30/03 .........................      7,100,000        7,092,635
                                                                  -------------
  Repurchase Agreement (4.7%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by U.S. Treasury
      Notes with various maturities to
      08/15/11, market value of
      $32,341,744 (repurchase
      proceeds $31,704,849)(e) ................     31,703,000       31,703,000
                                                                  -------------
Total Short-Term Obligations
      (Cost of $38,795,635) ...................                      38,795,635
                                                                  -------------
Total Investments (102.3%)
      (Cost of $667,127,838)(f) ...............                     684,826,987
                                                                  -------------
Other Assets & Liabilities, Net (-2.3%) .......                     (15,336,904)
                                                                  -------------
Net Assets (100.0%) ...........................                   $ 669,490,083
                                                                  =============

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

(a)   Non-income producing.

(b) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $15,536,617 which represents 2.3% of net assets.

(d) Variable rate security. The rate reported is the rate in effect at December 31, 2002.

(e) A portion of this issue has been segregated to cover delayed delivery securities.

(f)   Cost for federal income tax purposes is $671,749,366.

                Acronym                      Name
                -------                      ----
                  ADR             American Depository Receipt
                  TBA                   To Be Announced

COLUMBIA SHORT TERM BOND FUND
DECEMBER 31, 2002

                                                          Par           Value
--------------------------------------------------------------------------------

U.S. Government Securities (31.5%)

  U.S. Treasury Notes & Bonds (7.1%)

    U.S. Treasury Notes:
      3.500% 11/15/06 ............................    $ 5,565,000    $ 5,792,820
      4.250% 11/15/03 ............................      4,750,000      4,874,877
      5.875% 11/15/04 ............................      1,000,000      1,080,352
      6.250% 02/15/03 ............................      7,100,000      7,144,382
    U.S. Treasury Inflation Index Note,
      3.375% 01/15/07 ............................      6,590,880      7,139,782
                                                                     -----------
                                                                      26,032,213
                                                                     -----------
  U.S. Agency Bonds (5.1%)
    Federal Home Loan Bank:
      3.750% 04/15/04 ............................      1,000,000      1,029,775
      5.375% 01/05/04 ............................      3,630,000      3,781,886
      6.375% 11/14/03 ............................      5,250,000      5,480,202
    Federal Home Loan Mortgage
      Corp.:
      4.300% 05/31/05 ............................      3,850,000      3,890,017
      4.625% 03/22/06 ............................      1,000,000      1,020,802
    Federal National Mortgage
      Association:
      3.125% 11/15/03 ............................         75,000         76,205
      3.500% 08/12/05 ............................      3,500,000      3,506,594
                                                                     -----------
                                                                      18,785,481
                                                                     -----------
  Government National Mortgage Association (GNMA) (1.5%)
      6.500% 09/13/13 - 07/15/32 .................      4,210,617      4,430,376
      7.000% 11/15/13 - 08/15/29 .................        940,326      1,001,988
                                                                     -----------
                                                                       5,432,364
                                                                     -----------
  Federal Home Loan Mortgage Corp. (FHLMC) (3.6%)
      5.000% TBA (a) .............................      7,320,000      7,503,000
      6.000% 10/01/06 - 08/01/17 .................      4,384,913      4,580,230
      7.000% 05/01/19 ............................          4,693          4,934
      7.500% 09/01/15 ............................        515,107        549,003
      8.500% 07/01/30 ............................        505,015        540,744
                                                                     -----------
                                                                      13,177,911
                                                                     -----------
  Federal National Mortgage Association (FNMA) (9.4%)
      5.000% TBA (a) .............................     20,130,000     20,608,088
      5.000% TBA (a) .............................        900,000        918,563
      6.000% 03/01/09 - 05/01/17 .................      8,575,785      8,950,040
      6.500% 03/01/02 - 07/01/02 .................        531,390        557,987
      7.500% 08/01/15 ............................        651,431        695,112
      8.000% 05/01/05 - 05/01/31 .................      2,491,882      2,675,450
                                                                     -----------
                                                                      34,405,240
                                                                     -----------
  Agency Collateralized Mortgage Obligations (4.8%)
    FNMA:
      Series 2001-34, Class AE,
      6.000% 07/25/29 ............................      1,250,000      1,314,333
      Series 2001-70, Class CA,
      6.000% 05/25/30 ............................        392,060        391,782
      Series 2002-42, Class A,
      6.000% 01/25/16 ............................      3,102,286      3,241,052
      Series 2002-W6, Class 1A1,
      3.090% 12/25/28 ............................      4,105,196      4,101,809
    FNMA Gtd. Remic Pass Thru Ctfs.:
      Remic Tr. 1991-146, Class Z,
      8.000% 10/25/06 ............................         63,342         67,673
      Remic Tr. 1998-10, Class B,
      8.950% 05/25/03 ............................            590            596
    FHLMC,
      6.000% 06/15/31 ............................      1,000,000      1,042,941
      Multiclass Mtg. Partn. Ctfs.:
      Series 1138, Class G,
      8.500% 09/15/06 ............................        149,977        155,364
      Series 1283, Class K,
      7.000% 06/15/22 ............................        814,131        857,494
      Series 1839, Class C,
      6.500% 04/15/25 ............................        680,494        694,812

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SHORT TERM BOND FUND (CONT.)
DECEMBER 31, 2002

                                                         Par           Value
--------------------------------------------------------------------------------

      Series 2008, Class A,
      6.500% 11/15/23 ..........................     $   18,098     $     18,098
      Series 2052, Class PG,
      6.250% 02/15/23 ..........................        195,329          196,062
      Series 2387, Class D,
      5.500% 12/15/26 ..........................      3,061,454        3,125,927
      Structured Pass Thru Securities,
      Series T-41, Class 1A1,
      3.340% 08/25/16 ..........................      2,409,201        2,408,683
                                                                    ------------
                                                                      17,616,626
                                                                    ------------
Total U.S. Government Securities
    (Cost of $113,595,003) .....................                     115,449,835
                                                                    ------------

Corporate Notes & Bonds (32.9%)

  Industrial (13.6%)
    Alcoa, Inc.:
      1.700% 12/06/04 ..........................      3,000,000        3,009,411
      7.250% 08/01/05 ..........................        750,000          840,389
    Anadarko Petroleum Corp.,
      5.375% 03/01/07 ..........................      1,650,000        1,764,911
    Anthem, Inc.,
      4.875% 08/01/05 ..........................        425,000          441,542
    AOL Time Warner, Inc.,
      6.125% 04/15/06 ..........................      1,750,000        1,808,424
      7.975% 08/15/04 ..........................        375,000          394,568
    AT&T Corp.,
      7.000% 11/15/06 ..........................      1,300,000        1,390,853
    BP America, Inc., Medium Term Notes,
      Series 7,
      5.000% 12/16/03 ..........................        500,000          516,125
    Caterpillar Financial Services Corp.,
      6.875% 08/01/04 ..........................        500,000          537,629
    ChevronTexaco Capital Co.,
      3.500% 09/17/07 ..........................      3,000,000        3,057,138
    Coca-Cola Enterprises, Inc.,
      8.000% 01/04/05 ..........................        650,000          724,279
    Colgate-Palmolive Co.,
      1.525% 08/16/04 ..........................      3,000,000        3,007,197
    Conoco, Inc.,
      5.900% 04/15/04 ..........................        150,000          157,068
    ConocoPhillips,
      8.500% 05/25/05 ..........................      2,300,000        2,616,809
    Costco Wholesale Corp.,
      5.500% 03/15/07 ..........................        640,000          689,337
    Cox Enterprises, Inc.,
      8.000% 02/15/07 (b) ......................        550,000          611,522
    Deere & Co.,
      6.550% 07/15/04 ..........................      1,250,000        1,333,233
    Diageo Capital PLC,
      3.500% 11/19/07 ..........................      3,500,000        3,521,749
    Gannett Co., Inc.,
      4.950% 04/01/05 ..........................      2,000,000        2,117,720
    Honeywell International, Inc.,
      5.125% 11/01/06 ..........................        650,000          687,897
    International Business Machines Corp.:
      4.250% 09/15/09 ..........................        600,000          613,524
      4.875% 10/01/06 ..........................      1,500,000        1,602,162
    Kellogg Co.,
      6.000% 04/01/06 ..........................      1,250,000        1,355,918
    Kerr-McGee Corp.,
      5.375% 04/15/05 ..........................        975,000        1,028,616
    Lowe's Companies, Inc.,
      7.500% 12/15/05 ..........................        585,000          667,548
    Nestle Holdings (UK) PLC,
      5.000% 12/08/03 ..........................      1,000,000        1,031,450
    Pepsi Bottling Holdings, Inc.,
      5.375% 02/17/04 (b) ......................      1,750,000        1,822,100
    Procter & Gamble Co.,
      4.750% 06/15/07 ..........................        725,000          778,133
    Target Corp.,
      5.950% 05/15/06 ..........................      1,000,000        1,084,409
    TCI Communications, Inc.,
      7.250% 08/01/05 ..........................      1,125,000        1,185,951
    United Technologies Corp.,
      4.875% 11/01/06 ..........................      1,000,000        1,059,221
    Verizon Global Funding Corp.:
      6.750% 12/01/05 ..........................      2,000,000        2,211,578
      Medium Term Notes, Series A,
      7.600% 03/15/07 ..........................        600,000          684,903
    Wal-Mart Stores, Inc.:
      3.250% 09/29/03 ..........................      2,500,000        2,528,270
      4.375% 07/12/07 ..........................        425,000          448,499
    WellPoint Health Networks, Inc.,
      6.375% 06/15/06 ..........................      1,965,000        2,145,297
    Wyeth,
      6.250% 03/15/06 ..........................        550,000          597,979
                                                                    ------------
                                                                      50,073,359
                                                                    ------------
  Financials (13.1%)
    American Express Co.,
      3.750% 11/20/07 ..........................      1,000,000        1,013,304
    American General Finance Corp.,
      5.375% 09/01/09 ..........................        150,000          157,823
    Associates Corp. of North America,
      5.750% 11/01/03 ..........................      2,500,000        2,588,115


                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       Par             Value
--------------------------------------------------------------------------------

    AXA Financial, Inc.,
      9.000% 12/15/04 ........................      $  700,000      $    781,188
    BankAmerica Corp.,
      7.625% 06/15/04 ........................         675,000           729,207
    CIT Group, Inc.:
      7.250% 08/15/05 ........................         125,000           132,620
      7.625% 08/16/05 ........................          65,000            69,972
    Citigroup, Inc.,
      6.750% 12/01/05 ........................         700,000           778,901
    Countrywide Home Loans, Inc.,
      5.250% 06/15/04 ........................       1,175,000         1,222,499
    Ford Motor Credit Co.,
      6.875% 02/01/06 ........................       3,825,000         3,834,314
    General Electric Capital Corp.:
      1.535% 03/15/05 ........................       1,250,000         1,249,040
      4.250% 01/15/08 ........................       1,550,000         1,591,399
      5.000% 02/15/07 ........................       1,600,000         1,693,706
      7.250% 05/03/04 ........................         515,000           551,623
    General Motors Acceptance Corp.:
      6.750% 01/15/06 ........................       2,500,000         2,590,813
      Medium Term Notes,
      5.250% 05/16/05 ........................         850,000           853,428
    Health Care Property Investors, Inc.,
      6.875% 06/08/05 (c) ....................       1,700,000         1,783,955
    Household Finance Corp.,
      6.400% 06/17/08 ........................       1,725,000         1,841,548
    John Deere Capital Corp.,
      2.100% 09/17/04 ........................       1,500,000         1,502,676
    Lehman Brothers Holdings, Inc.,
      8.750% 03/15/05 ........................         500,000           560,912
    Merrill Lynch & Co., Inc.,
      4.540% 03/05/05 ........................       2,350,000         2,449,889
    Morgan Stanley,
      5.800% 04/01/07 ........................       1,600,000         1,737,222
    SLM Corp.,
      5.625% 04/10/07 ........................       3,000,000         3,265,866
    U.S. Bancorp,
      5.100% 07/15/07 ........................       3,300,000         3,536,006
    Wachovia Corp.,
      4.950% 11/01/06 ........................       3,300,000         3,524,390
    Washington Mutual, Inc.,
      5.625% 01/15/07 ........................       1,650,000         1,767,330
    Wells Fargo & Co.:
      5.500% 08/25/32 ........................       2,729,884         2,790,382
      7.250% 08/24/05 ........................         925,000         1,038,963
    Wells Fargo Financial Inc.,
      7.000% 11/01/05 ........................       2,180,000         2,444,739
                                                                    ------------
                                                                      48,081,830
                                                                    ------------

  Utilities (3.5%)
    Constellation Energy Group, Inc.,
      6.350% 04/01/07 ........................       1,750,000         1,841,919
    FPL Group Capital, Inc.:
      6.875% 06/01/04 ........................         250,000           264,781
      7.625% 09/15/06 ........................       2,500,000         2,803,030
    Kinder Morgan Energy Partners L.P.,
      8.000% 03/15/05 ........................         500,000           551,509
    Pepco Holdings, Inc.,
      5.500% 08/15/07(b) .....................       1,600,000         1,672,224
    Progress Energy, Inc.,
      5.850% 10/30/08 ........................       1,625,000         1,722,921
    Texas Eastern Transmission L.P.,
      5.250% 07/15/07 ........................         850,000           873,899
    Verizon Wireless Capital L.L.C.,
      1.810% 12/17/03 ........................       2,000,000         1,986,438
    Virginia Electric and Power Co.,
      5.375% 02/01/07 ........................       1,200,000         1,272,574
                                                                    ------------
                                                                      12,989,295
                                                                    ------------
  International (2.7%)
    Canadian Government Bond,
      6.750% 08/28/06 ........................       1,000,000         1,133,955
    Canadian National Railway Co.,
      6.450% 07/15/06 (c) ....................         385,000           422,299
    Morocco Government Bond,
      1.423% 05/01/23 ........................         500,000           495,000
    Province of Ontario,
      3.500% 09/17/07 ........................       3,500,000         3,560,035
    Quebec Province:
      5.500% 04/11/06 ........................       2,500,000         2,668,410
      6.500% 01/17/06 ........................       1,100,000         1,220,127
    Spain Government International
      Bond,
      7.000% 07/19/05 ........................         275,000           307,311
                                                                    ------------
                                                                       9,807,137
                                                                    ------------
Total Corporate Notes & Bonds
      (Cost of $118,952,350) .................                       120,951,621
                                                                    ------------

Other Securitized Loans (25.6%)

  Asset-Backed Securities (13.7%)
    Americredit Automobile
      Receivables Trust:
      Series 2000-1, Class B,
      7.160% 09/05/05 ........................       2,830,000         2,979,745
      Series 2001-D, Class A4,
      4.410% 11/12/08 ........................       1,794,000         1,878,500
    Chase Manhattan Auto Owner Trust,
      Series 2000-A, Class A4,
      6.260% 06/15/07 ........................       2,000,000         2,097,269

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SHORT TERM BOND FUND (CONT.)
DECEMBER 31, 2002

                                                          Par           Value
--------------------------------------------------------------------------------

    Citibank Credit Card Issuance Trust,
      Series 2001-A8, Class A8,
      4.100% 12/07/06 ...........................    $ 2,000,000     $ 2,083,006
    Discover Card Master Trust I,
      Series 2001-5, Class A,
      5.300% 11/16/06 ...........................      2,000,000       2,097,596
    Ford Credit Auto Owner Trust:
      Series 2000-C, Class A5,
      7.260% 07/15/04 ...........................      1,000,000       1,032,263
      Series 2002-B, Class A3A,
      4.140% 12/15/05 ...........................      3,000,000       3,089,585
    Green Tree Financial Corp.,
      7.900% 06/15/27 ...........................        423,541         461,445
    Harley Davidson Motorcycle Trust,
      3.090% 06/15/10 ...........................      1,525,000       1,556,599
    Honda Auto Receivables
      Owner Trust:
      Series 2001-2, Class A4,
      5.090% 10/18/06 ...........................      2,750,000       2,868,433
      Series 2002-3, Class A3,
      3.000% 05/18/06 ...........................      2,000,000       2,038,333
    IMC Home Equity Loan Trust:
      Series 1995-3, Class A5,
      7.500% 04/25/26 ...........................      1,312,000       1,311,387
      Series 1997-3, Class A6,
      7.520% 08/20/28 ...........................        995,794       1,044,267
      Series 1997-3, Class A7,
      7.080% 08/20/28 ...........................        480,407         501,864
    Mellon Bank Home Equity
      Installment Loan Trust,
      Series 1998-1, Class A3,
      6.320% 06/25/12 ...........................         53,121          53,132
    Merit Securities Corp.,
      Series 13, Class A4,
      7.880% 12/28/33 ...........................      2,430,000       2,342,719
    Money Store Home Equity
      Loan Trust,
      Series 1996-B, Class A7,
      7.910% 12/15/27 ...........................      1,000,000       1,005,176
    Nissan Auto Receivables
      Owner Trust,
      Series 2002-B, Class A4,
      4.600% 09/17/07 ...........................      2,500,000       2,637,016
    SLM Student Loan Trust:
      Series 1996-3, Class A2,
      1.887% 10/25/09 ...........................      3,262,946       3,289,960
      Series 1997-2, Class A2,
      1.807% 01/25/10 (c) .......................      1,733,527       1,740,650
      Series 1997-3, Class A2,
      1.847% 10/25/10 ...........................      4,475,014       4,502,030
      Series 1997-4, Class A2,
      1.957% 10/25/10 ...........................      2,250,000       2,268,840
      Series 1998-1, Class A2,
      1.967% 10/25/11 ...........................      2,450,000       2,472,557
      Series 1998-2, Class A2,
      1.937% 01/25/14 ...........................        240,000         242,561
    Standard Credit Card Master Trust,
      Series 1993-2, Class A,
      5.950% 10/07/04 ...........................      2,650,000       2,733,024
    Toyota Auto Receivables
      Owner Trust,
      Series 2001-C, Class A4,
      4.720% 09/15/08 ...........................      1,675,000       1,758,472
    UCFC Home Equity Loan Trust,
      Series 1996-B, Class A7,
      8.200% 09/15/27 ...........................        240,000         239,928
                                                                     -----------
                                                                      50,326,357
                                                                     -----------
  Collateralized Mortgage Obligations (11.3%)
    Bear Stearns Asset Backed
      Securities, Inc.,
      Series 2002-ACS, Class 2A4,
      7.000% 08/25/36 ...........................      4,397,445       4,466,155
    Citicorp Mortgage Securities, Inc.,
      Series 1998-9, Class A10,
      6.500% 10/25/28 ...........................      2,025,000       2,042,891
    Countrywide Home Loans, Inc.:
      Series 2001-16, Class 1A10,
      6.750% 10/25/31 ...........................        929,299         941,905
      Series 2002-16, Class 1A1,
      6.500% 09/25/32 ...........................      1,150,804       1,185,403
    Impac Secured Assets Common
      Owner Trust,
      Series 2002-3, Class A2,
      5.210% 08/25/32 ...........................        675,000         686,602
    Master Asset Securitization Trust,
      Series 2002-2, Class 2A1,
      6.500% 04/25/32 ...........................      1,434,272       1,469,168
    Ocwen Residential MBS Corp.,
      Series 1998-R1, Class A1,
      7.000% 10/25/40 (b) .......................        630,344         642,777
    PNC Mortgage Securities Corp.:
      Series 1996-PR1, Class A,
      5.956% 04/28/27 (b)(c) ....................        445,769         402,675
      Series 1998-12, Class 4A5,
      6.475% 01/25/29 ...........................        314,925         321,721
      Series 1999-5, Class 2A6,
      6.750% 07/25/29 ...........................        188,522         189,454

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       Par            Value
--------------------------------------------------------------------------------

    Residential Asset Securities Corp.,
      Series 2000-KS1, Class AI3,
      7.735% 10/25/25 .........................    $    98,916    $      99,644
    Residential Asset Securitization Trust:
      Series 1999-A1, Class A1,
      6.750% 03/25/29 .........................        928,437          950,462
      Series 1999-A4, Class A1,
      6.500% 03/25/29 .........................         63,606           63,733
      Series 2002-A1, Class A2,
      5.350% 09/25/26 .........................      1,200,000        1,211,112
      Series 2002-A1, Class A4,
      6.590% 01/25/30 .........................        400,000          427,804
      Series 2002-A5, Class A2,
      5.820% 01/25/27 .........................      7,250,000        7,430,057
      Series 2002-A7, Class A2,
      5.180% 01/25/27 .........................        400,000          411,284
      Series 2002-A14J, Class A14,
      6.000% 01/25/33 .........................      4,513,661        4,635,512
    Residential Funding Mortgage
      Securities I, Inc.:
      Series 1999-S25, Class A1,
      6.750% 12/25/14 .........................        672,600          690,845
      Series 2000-S2, Class A3,
      7.500% 02/25/30 .........................        942,705          963,230
      Series 2002-S13, Class A3,
      6.250% 10/25/32 .........................      4,269,304        4,396,897
    SACO I, Inc.,
      Series 1997-2, Class 1A5,
      7.000% 08/25/36 (b) .....................      1,750,000        1,785,000
    Structured Asset Mortgage
      Investments, Inc.,
      Series 2002-3, Class 1A,
      6.750% 07/28/28 .........................      1,027,813        1,067,285
    Structured Asset Securities Corp.:
      Series 1999-ALS2, Class A2,
      6.750% 07/25/29 .........................        472,903          477,684
      Series 2001-2, Class 1A1,
      6.500% 03/25/31 .........................        172,478          173,303
      Series 2002-17, Class 1A3,
      6.000% 09/25/32 .........................      4,019,277        4,119,466
    University Support Services, Inc.,
      Series 1993-A, Class B,
      6.500% 08/20/08 .........................          2,143            2,162
    Washington Mutual Mortgage
      Securities Corp.,
      Series 2001-MS10, Class 3A1,
      6.500% 09/25/31 .........................        199,922          201,576
                                                                  -------------
                                                                     41,455,807
                                                                  -------------

  Commercial Mortgage-Backed Securities (0.6%)
    GMAC Commercial Mortgage
      Asset Corp.,
      Series 2001-FLAA, Class B1,
      1.920% 06/15/13 (b)(c) ..................        539,028          537,943
    Merrill Lynch Mortgage
      Investors, Inc.,
      Series 1996-C1, Class A3,
      7.420% 04/25/28 .........................        609,867          667,228
    Nationslink Funding Corp.,
      Series 1999-SL, Class A5,
      6.888% 11/10/30 .........................        870,000          980,131
                                                                  -------------
                                                                      2,185,302
                                                                  -------------
Total Other Securitized Loans
  (Cost of $91,033,719) .......................                      93,967,466
                                                                  -------------
Short-Term Obligations (18.8%)

  U.S. Treasury Bill (1.6%)

    1.175% 01/30/03 ...........................      6,000,000        5,994,636
                                                                  -------------
  Repurchase Agreement (17.2%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by U.S. Treasury Notes
      with various maturities to 08/15/11,
      market value of $64,520,678 (repurchase
      proceeds $63,250,689) (d) ...............     63,247,000       63,247,000
                                                                  -------------
Total Short-Term Obligations
  (Cost of $69,239,758) .......................                      69,241,636
                                                                  -------------
Total Investments (108.8%)
  (Cost of $392,820,830) (e) ..................                     399,610,558
                                                                  -------------
Other Assets & Liabilities,
  Net (-8.8%) .................................                     (32,262,728)
                                                                  -------------
Net Assets (100.0%) ...........................                   $ 367,347,830
                                                                  =============

Notes to Schedule of Investments:

(a) This security has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $7,474,241 which represents 2.0% of net assets.

(c) Variable rate security. The rate reported is the rate in effect at December 31, 2002.

(d) A portion of this issue has been segregated to cover delayed delivery securities.

(e)   Cost for federal income tax purposes is $392,806,820.

                Acronym                       Name
                -------                       ----
                  TBA                   To Be Announced

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA FIXED INCOME SECURITIES FUND
DECEMBER 31, 2002

                                                          Par           Value
--------------------------------------------------------------------------------

U.S. Government Securities (39.7%)

  U.S. Treasury Notes & Bonds (9.0%)

    U.S. Treasury Bonds:
      6.250% 08/15/23 ...............................  $14,605,000   $17,163,168
      8.875% 08/15/17 ...............................   14,135,000    20,663,052
    U.S. Treasury Inflation Index Note,
      3.375% 01/15/07 ...............................    8,152,781     8,831,761
    U.S. Treasury Note,
      3.500% 11/15/06 ...............................    2,505,000     2,607,550
                                                                     -----------
                                                                      49,265,531
                                                                     -----------
  U.S. Agency Bonds (11.4%)
    Federal Home Loan Bank,
      5.375% 01/05/04 ...............................   13,110,000    13,658,549
    Federal Home Loan Mortgage
      Corp.,
      5.000% TBA (a) ................................   12,590,000    12,904,750
    Federal National Mortgage
      Association,
      5.000% TBA (a) ................................   35,255,000    36,087,509
                                                                     -----------
                                                                      62,650,808
                                                                     -----------
  Federal Home Loan Mortgage Corp. (FHLMC) (10.3%)
      6.000% 05/01/17 - 10/01/32 ....................   40,915,079    42,545,332
      6.500% 11/15/30 - 08/01/32 ....................   13,647,231    14,318,544
                                                                     -----------
                                                                      56,863,876
                                                                     -----------
  Federal National Mortgage Association (FNMA) (2.8%)
      6.000% 03/01/09 - 11/01/32 ....................   11,738,934    12,157,816
      6.149% 07/01/32 ...............................    1,805,370     1,889,755
      6.500% 07/01/32 - 08/01/32 ....................    1,478,824     1,540,946
                                                                     -----------
                                                                      15,588,517
                                                                     -----------
  Federal Housing Administration (FHA) (0.6%)
    FHA Insured Project:
      Pool 067-22003,
      8.200% 06/01/31 ...............................    1,129,750     1,170,353
      Pool 071-94016,
      8.625% 05/01/23 ...............................    2,137,482     2,299,075
                                                                     -----------
                                                                       3,469,428
                                                                     -----------
  Agency Collateralized Mortgage Obligations (5.6%)
    FNMA Gtd. Remic Pass Thru Ctf.:
      Remic Tr. 1996-W2, Class A7,
      7.800% 06/25/26 ...............................    1,000,000     1,077,569
      Remic Tr. 2001-55, Class PC,
      6.500% 10/25/31 ...............................    5,418,000     5,726,583
      Remic Tr. 2001-56, Class KD,
      6.500% 07/25/30 ...............................    4,540,000     4,791,294

    FHLMC GNMA Multiclass Mtg. Partn. Ctfs. Gtd.,
      Series 24, Class J,
      6.250% 11/25/23 ...............................    2,310,000     2,474,195
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd:
      Series 1558, Class C,
      6.500% 07/15/23 ...............................    2,991,000     3,088,952
      Series 1602, Class PJ,
      6.500% 10/15/23 ...............................      100,000       110,701
      Series 2065, Class PB,
      6.250% 01/15/24 ...............................      976,126       988,799
      Series 2085, Class PD,
      6.250% 11/15/26 ...............................    4,871,000     5,045,158
      Series 2113, Class MU,
      6.500% 08/15/27 ...............................    2,480,000     2,582,349
      Series 2235, Class VN,
      7.000% 06/15/14 ...............................    4,680,000     5,009,787
                                                                     -----------
                                                                      30,895,387
                                                                     -----------
Total U.S. Government Securities
      (Cost of $209,501,546) ........................                218,733,547
                                                                     -----------

Corporate Notes & Bonds (32.4%)

  Industrial (17.1%)
    Advance PCS,
      8.500% 04/01/08 ...............................      750,000       780,000
    Alcan, Inc.,
      7.250% 03/15/31 ...............................    1,175,000     1,397,943
    Alcoa, Inc.:
      5.375% 01/15/13 ...............................    1,750,000     1,855,770
      6.500% 06/15/18 ...............................      250,000       272,718
      6.750% 01/15/28 ...............................      950,000     1,059,588
    Allied Waste North America, Inc.,
      10.000% 08/01/09 ..............................      550,000       545,875
    American Axle & Manufacturing, Inc.,
      9.750% 03/01/09 ...............................      600,000       643,500
    American Home Products Corp.,
      6.250% 03/15/06 ...............................    2,000,000     2,174,470
    AmerisourceBergen Corp.,
      8.125% 09/01/08 ...............................      500,000       532,500
    Anadarko Finance Co.,
      7.500% 05/01/31 ...............................    2,610,000     3,113,485
    Anheuser-Busch Companies, Inc.,
      5.750% 04/01/10 ...............................    3,500,000     3,846,728
    Anthem, Inc.,
      6.800% 08/01/12 ...............................    1,550,000     1,689,556
    AOL Time Warner, Inc.,
      7.975% 08/15/04 ...............................    1,950,000     2,051,755
    AT&T Corp.,
      8.000% 11/15/31 ...............................    1,390,000     1,537,366
    Ball Corp.,
      7.750% 08/01/06 ...............................      600,000       630,000

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          Par           Value
--------------------------------------------------------------------------------

    BP Amoco PLC,
      5.900% 04/15/09 ........................        $ 1,800,000    $ 2,006,429
    British Sky Broadcasting Group,
      7.300% 10/15/06 ........................            200,000        208,000
    Canadian National Railway Co.,
      7.195% 01/02/16 ........................          1,906,913      2,167,769
    Canandaigua Brands, Inc.,
      8.500% 03/01/09 ........................            650,000        680,875
    ChevronTexaco Capital Co.,
      3.500% 09/17/07 ........................          2,010,000      2,048,282
    Coca-Cola Enterprises, Inc.,
      6.750% 01/15/38 ........................          1,000,000      1,122,818
    Coors Brewing Co.,
      6.375% 05/15/12 ........................          1,200,000      1,343,456
    Costco Wholesale Corp.,
      5.500% 03/15/07 ........................          1,900,000      2,046,469
    Cott Beverages, Inc.,
      8.000% 12/15/11 ........................            500,000        530,000
    Cox Communications, Inc.,
      7.875% 08/15/09 ........................            235,000        265,128
    Cox Enterprises, Inc.,
      8.000% 02/15/07 (b) ....................          2,250,000      2,501,683
    Cummins, Inc.,
      9.500% 12/01/10 (b) ....................            505,000        537,825
    Devon Financing Corp., ULC,
      6.875% 09/30/11 ........................          1,650,000      1,840,926
    Diageo Capital PLC,
      3.500% 11/19/07 ........................          4,750,000      4,779,517
    Extended Stay America, Inc.,
      9.875% 06/15/11 ........................            500,000        507,500
    Grant Prideco, Inc.,
      9.000% 12/15/09 (b) ....................            435,000        452,400
    Harrah's Operating Co., Inc.,
      7.875% 12/15/05 ........................            500,000        530,000
    Hasbro, Inc.,
      8.500% 03/15/06 ........................            600,000        612,000
    HCA, Inc.,
      6.910% 06/15/05 ........................            500,000        525,378
    Honeywell International, Inc.,
      7.500% 03/01/10 ........................          2,650,000      3,101,239
    International Business Machines Corp.,
      5.875% 11/29/32 ........................          3,460,000      3,435,631
    International Game Technology:
      7.875% 05/15/04 ........................            700,000        728,000
      8.375% 05/15/09 ........................            250,000        277,500
    Iron Mountain, Inc.,
      8.625% 04/01/13 ........................          1,000,000      1,045,000
    ITT Corp.,
      6.750% 11/15/05 ........................            600,000        600,000
    KB Home,
      8.625% 12/15/08 ........................          1,000,000      1,035,000
    L-3 Communications Corp.,
      7.625% 06/15/12 ........................            285,000        293,550
    Lamar Media Corp.:
      7.250% 01/01/13 (b) ....................            150,000        152,438
      8.625% 09/15/07 ........................            500,000        522,500
    Lear Corp.,
      7.960% 05/15/05 ........................            600,000        615,750
    Lowe's Companies, Inc.,
      6.500% 03/15/29 ........................          1,200,000      1,287,740
    Mediacom LLC,
      9.500% 01/15/13 ........................            750,000        675,000
    Nextel Communications, Inc.:
      9.750% 10/31/07 ........................            300,000        277,500
      10.650% 09/15/07 .......................            200,000        191,000
    Park Place Entertainment Corp.,
      9.375% 02/15/07 ........................          1,000,000      1,067,500
    Pennzoil-Quaker State Co.,
      10.000% 11/01/08 .......................            325,000        403,000
    Pepsi Bottling Holdings, Inc.,
      5.625% 02/17/09 (b) ....................          4,050,000      4,419,024
    Phillips Petroleum Co.,
      8.500% 05/25/05 ........................          3,200,000      3,640,778
    Premier Parks, Inc.,
      9.750% 06/15/07 ........................            500,000        485,000
    Pride International, Inc.,
      9.375% 05/01/07 ........................            500,000        522,500
    Procter & Gamble Co.,
      4.750% 06/15/07 ........................          1,950,000      2,092,910
    Scotts Co.,
      8.625% 01/15/09 ........................            350,000        369,250
    Select Medical Corp.,
      9.500% 06/15/09 ........................            500,000        517,500
    Silgan Holdings, Inc.,
      9.000% 06/01/09 ........................            500,000        521,250
    Sinclair Broadcasting Group, Inc.:
      8.000% 03/15/12 ........................            380,000        396,150
      8.000% 03/15/12 (b) ....................             60,000         62,550
    Station Casinos, Inc.:
      8.875% 12/01/08 ........................             75,000         78,000
      9.875% 07/01/10 ........................            500,000        542,500

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA FIXED INCOME SECURITIES FUND (CONT.)
DECEMBER 31, 2002

                                                         Par            Value
--------------------------------------------------------------------------------

  TCI Communications, Inc.,
    7.250% 08/01/05 ...........................     $ 2,700,000      $ 2,846,283
  Teekay Shipping Corp.,
    8.875% 07/15/11 ...........................         875,000          897,969
  Toll Corp.,
    7.750% 09/15/07 ...........................         600,000          591,000
  Triad Hospitals, Inc.,
    8.750% 05/01/09 ...........................         500,000          535,625
  United Rentals, Inc.,
    10.750% 04/15/08 ..........................         500,000          497,500
  United Technologies Corp.,
    7.125% 11/15/10 ...........................       4,125,000        4,846,277
  Verizon Global Funding Corp.,
    7.250% 12/01/10 ...........................       2,175,000        2,476,501
  Vintage Petroleum, Inc.,
    9.750% 06/30/09 ...........................         325,000          338,000
  Wal-Mart Stores, Inc.,
    4.375% 07/12/07 ...........................       2,350,000        2,479,934
  Wellpoint Health Networks, Inc.,
    6.375% 06/15/06 ...........................         825,000          900,697
  Westport Resources Corp.,
    8.250% 11/01/11 (b) .......................         610,000          640,500
  XTO Energy, Inc.,
    7.500% 04/15/12 ...........................         500,000          531,250
  Yum! Brands, Inc.,
    8.500% 04/15/06 ...........................         500,000          531,250
                                                                     -----------
                                                                      94,306,255
                                                                     -----------
Financials (9.5%)
  American General Finance Corp.,
    5.375% 09/01/09 ...........................         850,000          894,331
  Bank of America Corp.:
    5.875% 02/15/09 ...........................       1,355,000        1,488,778
    7.800% 02/15/10 ...........................       2,700,000        3,216,186
  CIT Group, Inc.,
    7.250% 08/15/05 ...........................         970,000        1,029,133
  Citigroup, Inc.,
    7.250% 10/01/10 ...........................       2,350,000        2,732,173
  Equitable Companies, Inc.,
    9.000% 12/15/04 ...........................       2,475,000        2,762,058
  Ford Motor Credit Co.,
    6.875% 02/01/06 ...........................       5,700,000        5,713,880
  General Electric Capital Corp.:
    4.250% 01/15/08 ...........................         915,000          939,439
    6.000% 06/15/12 ...........................       4,065,000        4,396,850
    6.750% 03/15/32 ...........................         665,000          737,691
  General Motors Acceptance Corp.,
    5.250% 05/16/05 ...........................       2,600,000        2,610,486
  Health Care Property Investors, Inc.,
    6.450% 06/25/12 ...........................       2,390,000        2,411,957
  Health Care REIT, Inc.,
    7.500% 08/15/07 ...........................         500,000          527,742
  Household Finance Corp.,
    6.400% 06/17/08 ...........................       2,550,000        2,722,288
  RH Donnelley Financial Corp.:
    8.875% 12/15/10 (b) .......................          50,000           53,500
    10.875% 12/15/12 (b) ......................         360,000          392,400
  SLM Corp.,
    5.125% 08/27/12 ...........................       3,900,000        4,007,476
  US Bank N.A.,
    6.375% 08/01/11 ...........................       4,000,000        4,493,732
  Wachovia Corp.,
    4.950% 11/01/06 ...........................       3,530,000        3,770,029
  Washington Mutual, Inc.,
    5.625% 01/15/07 ...........................       2,505,000        2,683,128
  Wells Fargo Financial, Inc.,
    4.875% 06/12/07 ...........................       4,175,000        4,447,030
                                                                     -----------
                                                                      52,030,287
                                                                     -----------
Utilities (3.5%)
  FPL Group Capital, Inc.,
    6.125% 05/15/07 ...........................       3,525,000        3,813,757
  Hydro-Quebec,
    6.970% 03/01/05 ...........................       1,000,000        1,100,846
  Kinder Morgan Energy Partners L.P.,
    6.750% 03/15/11 ...........................       2,750,000        2,991,923
  Pepco Holdings, Inc.,
    6.450% 08/15/12 (b) .......................       2,550,000        2,705,119
  Progress Energy, Inc.,
    7.750% 03/01/31 ...........................       2,115,000        2,412,663
  Southern Power Co.,
    6.250% 07/15/12 ...........................       3,000,000        3,169,575
  Texas Eastern Transmission Corp.,
    7.300% 12/01/10 ...........................       2,635,000        2,916,405
                                                                     -----------
                                                                      19,110,288
                                                                     -----------
International (2.3%)
  British Columbia Province,
    5.375% 10/29/08 ...........................       1,900,000        2,094,875
  Kingdom of Spain,
    7.000% 07/19/05 ...........................       1,475,000        1,648,305

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Par           Value
--------------------------------------------------------------------------------

    Ontario Province:
      3.500% 09/17/07 ...........................    $ 3,825,000    $  3,890,610
      7.000% 01/30/07 ...........................      2,490,000       2,847,639
    United Mexican States,
      8.000% 09/24/22 ...........................      2,105,000       2,183,938
                                                                    ------------
                                                                      12,665,367
                                                                    ------------
Total Corporate Notes & Bonds
      (Cost of $165,786,803) ....................                    178,112,197
                                                                    ------------
Other Securitized Loans (18.9%)
  Asset-Backed Securities (8.6%)
    Cityscape Home Equity Loan Trust,
      Series 1997-4, Class A4,
      7.440% 10/25/18 ...........................      1,532,750       1,673,954
    ContiMortgage Home Equity Loan Trust,
      Series 1999-3, Class A6,
      7.680% 12/25/29 ...........................      2,700,000       2,900,439
    IMC Home Equity Loan Trust:
      Series 1995-3, Class A5,
      7.500% 04/25/26 ...........................      1,980,000       1,979,075
      Series 1997-3, Class A6,
      7.520% 08/20/28 ...........................      4,075,095       4,273,460
      Series 1997-5, Class A9,
      7.310% 11/20/28 ...........................      5,840,000       6,200,530
    Merit Securities Corp.,
      Series 13, Class A4,
      7.880% 12/28/33 ...........................      5,265,000       5,075,893
    Nationslink Funding Corp.,
      Series 1999-SL, Class A5,
      6.888% 11/10/30 ...........................      2,470,000       2,782,671
    New Century Home Equity Loan Trust,
      Series 1999-NCA, Class A7,
      7.320% 07/25/29 ...........................      1,945,083       2,064,706
    Oakwood Mortgage Investors, Inc.,
      Series 2000-D, Class A4,
      7.400% 07/15/30 ...........................      5,990,000       5,810,142
    Salomon Brothers Mortgage
      Securities VII, Inc.,
      Series 1998-AQ1, Class A5,
      7.150% 06/25/28 ...........................      1,960,000       2,122,930
    SLM Student Loan Trust,
      Series 1997-4, Class A2,
      2.403% 10/25/10 (c) .......................     12,250,000      12,352,574
                                                                    ------------
                                                                      47,236,374
                                                                    ------------
  Collateralized Mortgage Obligations (8.3%)
    Bear Stearns Mortgage Securities, Inc.,
      Series 1996-2, Class A1,
      4.280% 01/28/25 (c) .......................      1,650,546       1,615,148
    CMC Securities Corp. IV,
      Series 1997-2, Class IA12,
      7.250% 11/25/27 ...........................      1,382,476       1,401,354
    Countrywide Home Loans, Inc.,
      Series 2002-16, Class 1A1,
      6.500% 09/25/32 ...........................      7,196,364       7,412,723
    Credit Suisse First Boston
      Mortgage Securities Corp.,
      Series 2001-11, Class 1A3,
      7.000% 06/25/31 ...........................      1,369,785       1,405,238
    IMPAC Secured Assets Common
      Owner Trust,
      Series 2002-3, Class A2,
      5.210% 08/25/32 ...........................      3,150,000       3,204,141
    Master Asset Securitization Trust,
      Series 2002-2, Class 2A1,
      6.500% 04/25/32 ...........................      3,051,643       3,125,889
    PNC Mortgage Securities Corp.:
      Series 1998-12, Class 4A4,
      6.500% 01/25/29 ...........................      1,558,522       1,592,297
      Series 1999-5, Class 2A6,
      6.750% 07/25/29 ...........................        928,446         933,037
    Residential Asset Securitization Trust:
      Series 2002-A1, Class A2,
      5.350% 09/25/26 ...........................      3,220,000       3,249,817
      Series 2002-A1, Class A4,
      6.590% 01/25/30 ...........................      5,098,000       5,452,364
      Series 2002-A5, Class A2,
      5.820% 01/25/27 ...........................      4,984,000       5,107,780
      Series 2002-A7, Class A2,
      5.180% 11/25/27 ...........................      8,370,000       8,606,119
    Structured Asset Securities Corp.:
      Series 1999-ALS2, Class A2,
      6.750% 07/25/29 ...........................      1,465,224       1,480,038
      Series 2001-12, Class 1A4,
      5.800% 09/25/31 ...........................      1,267,868       1,287,818
                                                                    ------------
                                                                      45,873,763
                                                                    ------------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA FIXED INCOME SECURITIES FUND (CONT.)
DECEMBER 31, 2002

                                                       Par           Value
-------------------------------------------------------------------------------

  Commercial Mortgage-Backed Securities (2.0%)
    Commercial Capital Access One, Inc.,
      Series 3A, Class A2,
      6.615% 11/15/28 (b) .....................    $ 6,960,000    $   7,816,482
    GMAC Commercial Mortgage
      Asset Corp., Series 2001-FLAA,
      Class B1,
      1.920% 06/15/13 (b)(c) ..................      2,988,978        2,982,961
                                                                  -------------
                                                                     10,799,443
                                                                  -------------
Total Other Securitized Loans
      (Cost of $101,387,438) ..................                     103,909,580
                                                                  -------------
Short-Term Obligations (16.2%)
    U.S. Treasury Bill (1.2%)
      1.140% 01/30/03 .........................      6,400,000        6,394,432
                                                                  -------------
    Repurchase Agreement (15.0%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by U.S. Treasury
      Notes with maturities to 12/31/04,
      market value of $84,359,744
      (repurchase proceeds
      $82,702,824) (d) ........................     82,698,000       82,698,000
                                                                  -------------
Total Short-Term Obligations
      (Cost of $89,092,432) ...................                      89,092,432
                                                                  -------------
Total Investments (107.2%)
      (Cost of $565,768,219) (e) ..............                     589,847,756
                                                                  -------------
Other Assets & Liabilities, Net (-7.2%) .......                     (39,486,156)
                                                                  -------------
Net Assets (100.0%) ...........................                   $ 550,361,600
                                                                  =============

Notes to Schedule of Investments:

(a) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $22,716,882 which represents 4.1% of net assets.

(c) Variable rate security. The rate reported is the rate in effect at December 31, 2002.

(d) A portion of this issue has been segregated to cover delayed delivery securities.

(e)   Cost for federal income tax purposes is $566,773,688.

                Acronym                       Name
                -------                       ----
                 TBA                    To Be Announced

COLUMBIA NATIONAL MUNICIPAL BOND FUND
DECEMBER 31, 2002

                                                            Par          Value
--------------------------------------------------------------------------------

Municipal Bonds (96.7%)
  Alaska (2.9%)
    Industrial Development & Export
      Authority, Snettisham
      Hydroelectric Series 1:
      Pre-refunded,
      5.500% 01/01/08 ..............................      $  5,000      $  5,656
      Unrefunded,
      5.500% 01/01/08 ..............................        95,000       106,037
    Municipal Bond Bank Authority,
      Series C,
      5.500% 09/15/16 ..............................       100,000       109,370
    Palmer Valley Hospital Association,
      5.350% 12/01/12 ..............................       125,000       135,409
    State Housing Finance Corp.,
      Coll. First Series Veterans Mtg. A2,
      6.000% 06/01/15 ..............................       115,000       121,226
                                                                        --------
                                                                         477,698
                                                                        --------
  Arkansas (1.6%)
    Little Rock Waste Disposal Revenue,
      Ref & Import, Series 2002,
      5.000% 05/01/16 ..............................       250,000       262,807
                                                                        --------
  California (1.6%)
    State Department of Water
      Resource, Power Supply
      Revenue, Series 2002,
      5.000% 05/01/16 ..............................       250,000       268,450
                                                                        --------
  Colorado (0.3%)
    Housing Financial Authority
      Single Family,
      4.875% 04/01/07 ..............................        55,000        57,092
                                                                        --------
  Georgia (0.9%)
    Municipal Electric Power Revenue,
      Series B,
      5.500% 01/01/18 ..............................       150,000       150,000
                                                                        --------
  Idaho (1.8%)
    Boise City Housing Authority
      Revenue, Hobler Place Project,
      Series 2002,
      4.750% 02/01/07 ..............................       180,000       180,083
    Health Facilities Authority,
      Bingham Memorial Hospital
      Project,
      5.850% 03/01/19 ..............................       100,000        97,496

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                           Par          Value
--------------------------------------------------------------------------------

    Student Loan Fund Marketing
      Association,
      Series C,
      5.600% 04/01/07 ............................      $ 20,000      $   20,605
                                                                      ----------
                                                                         298,184
                                                                      ----------
Illinois (8.8%)
    Broadview Tax Increment Revenue,
      4.900% 07/01/06 ............................        75,000          76,126
    Chicago Housing Authority Capital,
      Series 2001,
      5.375% 07/01/19 ............................       250,000         258,155
    Chicago Park District Aquarium
      & Museum,
      5.800% 01/01/18 ............................       150,000         166,803
    Chicago Public Building Community
      Building Revenue, Chicago
      School Reform, Series 1999 B,
      5.250% 12/01/16 ............................       250,000         281,330
    Lake County Community Unit School
      District 095, Lake Zurich,
      Capital Appreciation, Series 2000,
      (a) 12/01/17 ...............................       340,000         167,256
    Madison & St. Clair Counties School,
      District 010 Collinsville
      School Building,
      5.500% 02/01/12 ............................       250,000         282,502
    Regional Transportation Authority,
      Series A,
      6.400% 06/01/12 ............................       100,000         121,503
    Will County Forest Preservation
      District, Series 1999 B,
      (a) 12/01/11 ...............................       150,000         105,333
                                                                      ----------
                                                                       1,459,008
                                                                      ----------
  Indiana (3.8%)
    Board Bank Revenue,
      Special Prog, Hendricks,
      Series 2002 D,
      5.375% 04/01/15 ............................       250,000         275,390
    Transportation Financial Authority,
      Airport Facilities, Series A,
      5.500% 11/01/17 ............................       100,000         105,524
    West Lafayette Industrial Building
      Corp., First Mortgage, Police
      Station Project,
      5.000% 07/15/18 ............................       250,000         262,048
                                                                      ----------
                                                                         642,962
                                                                      ----------
  Iowa (0.8%)
    Finance Authority Single
      Family Mortgage,
      Series A,
      5.800% 07/01/16 ............................       125,000         129,921
                                                                      ----------
  Kentucky (0.5%)
    Louisville & Jefferson County
      Visitors & Convention
      Commission, Series 1999 BBB,
      (a) 12/01/08 ...............................       100,000          78,307
                                                                      ----------
  Louisiana (3.3%)
    Calcasieu Parish School District
      No. 31, Public School Import,
      Series 2000,
      5.500% 05/01/16 ............................       250,000         272,435
    State Gas & Fuels Tax Revenue,
      Series 2002 A,
      5.250% 06/01/11 ............................       250,000         279,745
                                                                      ----------
                                                                         552,180
                                                                      ----------
  Maine (0.6%)
    Regional Waste System Industry
      Solid Waste Resource Recovery,
      Series Q,
      5.500% 07/01/04 ............................       100,000         105,553
                                                                      ----------
  Michigan (4.6%)
    Lansing Board Water & Light
      Water Supply Steam & Electric
      Utility System, Series A,
      5.000% 07/01/15 ............................       260,000         276,006
    State Hospital Finance Authority,
      Ascension Health Credit,
      Series A:
      5.375% 11/15/33 ............................       100,000         109,886
      6.000% 11/15/19 ............................       100,000         108,878
    Warren Downtown Development,
      Series 2002,
      5.000% 10/01/16 ............................       250,000         268,605
                                                                      ----------
                                                                         763,375
                                                                      ----------
  Mississippi (2.3%)
    Development Bank,
      Convention Center Project,
      6.500% 07/01/13 ............................       230,000         280,998
    Jones County Hospital,
      Refunding South Central
      Regional Medical Center,
      4.900% 12/01/04 ............................       100,000         103,919
                                                                      ----------
                                                                         384,917
                                                                      ----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA NATIONAL MUNICIPAL BOND FUND (CONT.)
DECEMBER 31, 2002

                                                           Par           Value
--------------------------------------------------------------------------------

  Montana (1.3%)
    Whitefish Tax Increment,
      Urban Renewal Revenue,
      6.625% 07/15/20 ............................       $200,000       $214,482
                                                                        --------
  Nevada (1.7%)
    State Ref, Colorado River Common,
      Hoover, Series 2002,
      5.375% 10/01/14 ............................        250,000        278,447
                                                                        --------
  New York (3.3%)
    New York City, Series A,
      6.000% 05/15/21 ............................        250,000        270,495
    New York City, Ambac Tcrs, Bny,
      Series 2000,
      5.750% 08/01/11 ............................        250,000        285,675
                                                                        --------
                                                                         556,170
                                                                        --------
  North Dakota (1.6%)
    Fargo School District Building
      Authority Development,
      Series 2000,
      5.500% 05/01/13 ............................        250,000        274,235
                                                                        --------
  Ohio (2.5%)
    Oak Hills Local School District,
      7.200% 12/01/09 ............................        100,000        124,962
    State Water Development Authority
      Revenue, Fresh Water,
      Series 2001 B,
      5.500% 12/01/18 ............................        250,000        289,000
                                                                        --------
                                                                         413,962
                                                                        --------
  Oklahoma (1.4%)
    Okmulgee County,
      1st Mortgage,
      6.000% 03/01/15 ............................        200,000        228,618
                                                                        --------
  Oregon (14.4%)
    Bend Municipal Airport Project,
      Series B,
      5.375% 06/01/13 ............................        100,000        108,393
    Benton County Hospital
      Facilities Authority Refunding,
      Samaritan Health Services Project:
      4.200% 10/01/05 ............................         40,000         41,808
      4.600% 10/01/09 ............................         40,000         42,027
    Clackamas County Limited
      Tax Assessment,
      6.250% 05/01/15 ............................        200,000        201,694
    Damascus Water District,
      Certificates of Participation,
      5.250% 03/01/19 ............................        100,000        102,821
    Deschutes County Hospital
      Facilities Authority, Cascade
      Health Services, Inc,
      Series 2002,
      5.600% 01/01/27 ............................        100,000        102,519
    Eugene Trojan Nuclear Project,
      5.900% 09/01/09 ............................         30,000         30,146
    Health Sciences University,
      Capital Appreciation
      Series 1996 A,
      (a) 07/01/16 ...............................        100,000         54,893
    Hillsboro Hospital Facility Authority
      Refunding Tuality Healthcare,
      5.250% 10/01/04 ............................        100,000        103,998
    Klamath Community College,
      District:
      4.700% 04/01/10 ............................         55,000         58,567
      4.800% 04/01/11 ............................         25,000         26,411
    Lebanon Urban Renewal Agency,
      5.625% 06/01/19 ............................        100,000        103,646
    Linn Benton Community College,
      Series 2001,
      (a) 06/15/15 ...............................        240,000        140,717
    Port of St. Helens Pollution
      Control Portland General
      Electric Co., Series B,
      4.800% 06/01/10 ............................        105,000         96,226
    Portland Community College
      District, Series 2001 B,
      5.250% 06/01/12 ............................        100,000        111,875
    Portland Housing Authority,
      Pearl Court Apartments,
      5.500% 01/01/03 ............................        100,000        100,000
    Redmond Urban Renewal
      Agency Downtown Area B,
      5.650% 06/01/13 ............................        100,000        102,387
    Salem Hospital Facility Authority,
      Capital Manor, Inc., Series 1994,
      7.500% 12/01/24 ............................        150,000        155,559
    School Boards Association,
      Flexfund Financing Program,
      Series E,
      5.500% 06/01/05 ............................        100,000        100,355

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                            Par         Value
--------------------------------------------------------------------------------

    State Housing & Community
      Services Department, Single
      Family Mortgage Program,
      Series B,
      6.000% 07/01/12 ............................      $ 60,000      $   63,372
    State Veterans Welfare,
      Series 75,
      5.875% 10/01/18 ............................        25,000          25,985
    Sunriver Library County Service
      District,
      5.750% 06/01/04 ............................        20,000          21,184
    Washington & Clackamas Counties
      School District 23J Tigard,
      Series 2000,
      (a) 06/15/21 ...............................       300,000         118,782
    Washington County Housing
      Authority:
      Affordable Housing Pool,
      Series A,
      6.000% 07/01/20 ............................       100,000          99,570
      Multi-Family Tualatin Meadows,
      5.900% 11/01/18 ............................       100,000         105,138
    West Linn Oregon Water System,
      6.000% 10/01/20 ............................       165,000         174,065
                                                                      ----------
                                                                       2,392,138
                                                                      ----------
  South Carolina (1.6%)
    Charleston County School District,
      Series 2001,
      5.000% 02/01/18 ............................       250,000         263,670
                                                                      ----------
  South Dakota (0.9%)
    State Building Authority
      Lease Capital Appreciation,
      Series 1996 A,
      (a) 12/01/13 ...............................       250,000         158,590
                                                                      ----------
  Tennessee (5.6%)
    Lawrenceburg Public Building
      Authority Electric System
      Public Works, Series C,
      5.500% 07/01/16 ............................       295,000         325,760
    Metropolitan Government
      Nashville,
      Series 2002 A,
      5.125% 10/01/13 ............................       285,000         316,099
    Tennergy Corp. Gas Revenue,
      Series 1999,
      5.000% 06/01/09 ............................       260,000         288,475
                                                                      ----------
                                                                         930,334
                                                                      ----------
  Texas (11.4%)
    Amarillo Health Facilities Corp,
      Baptist St. Anthonys Hospital Corp.,
      5.500% 01/01/13 ............................       100,000         112,915
    Cleburne Capital Appreciation
      Certificates Obligation,
      Series 1998,
      (a) 02/15/17 ...............................       450,000         212,962
    Donna Independent School
      District, Series 2002,
      5.000% 02/15/14 ............................       250,000         270,990
    Harris County Health Facilities
      de Teco Project, Series 1999 B,
      5.700% 02/15/15 ............................       150,000         168,784
    Laredo Sports Venue Sales Tax,
      5.750% 03/15/13 ............................       200,000         223,296
    Lubbock Health Facility
      Development,
      St. Josephs Health System,
      5.250% 07/01/12 ............................       150,000         157,936
    Magnolia Independent School
      District,
      5.250% 08/15/17 ............................       280,000         302,585
    North Texas Municipal Water
      District, Texas Water
      System Revenue,
      5.000% 09/01/14 ............................       250,000         267,997
    West Harris County ,
      Municipal Utility District 7
      Capital Appreciation Refunding,
      (a) 03/01/09 ...............................       225,000         179,609
                                                                      ----------
                                                                       1,897,074
                                                                      ----------
  Washington (11.4%)
    Jefferson County,
      Public Utility District 1
      Water & Sewer:
      5.250% 05/01/16 ............................        50,000          51,977
      5.250% 05/01/17 ............................        50,000          51,837
    King County Public Hospital
      District 4, Snoqualmie Valley
      Hospital,
      7.000% 12/01/11 ............................       150,000         157,212
    Pierce County Housing Authority,
      5.400% 12/01/13 ............................       100,000          98,059
    Port Of Grays Harbor,
      6.375% 12/01/14 ............................       150,000         167,182
    Seattle Municipal Light & Power,
      6.000% 10/01/16 ............................       150,000         171,089
    Shelton Water & Sewer,
      5.250% 12/01/18 ............................        50,000          52,018

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA NATIONAL MUNICIPAL BOND FUND (CONT.)
DECEMBER 31, 2002

                                                        Par            Value
--------------------------------------------------------------------------------

    State Certificate of
      Participation, Department,
      General Administration,
      5.400% 07/01/13 .........................      $ 100,000       $  108,636
    State Health Care Facilities
      Authority Revenue, Grays
      Harbor Community Hospital,
      Series 1996,
      5.700% 07/01/16 .........................        200,000           216,146
    State Public Power Supply System:
      Nuclear Project No. 1 Revenue,
      Series 1997 B,
      5.125% 07/01/14 .........................        300,000           318,765
      Nuclear Project 2
      Refunding, Series A,
      5.000% 07/01/11 .........................         50,000            53,775
      Nuclear Project No. 3 Revenue,
      Capital Appreciation,
      Series 1989 B,
      (a) 07/01/12 ............................        145,000            96,667
    Tacoma Solid Waste Utilities
      Refunding, Series B,
      6.000% 12/01/09 .........................        100,000           117,737
    Thurston County School
      District 401, Rochester,
      4.800% 12/01/07 .........................         55,000            55,491
    Toppenish,
      4.600% 12/01/06 .........................         65,000            70,473
    University Of Washington
      Educational Research Properties
      Lease, 4225 Roosevelt Project,
      Series A,
      5.375% 06/01/29 .........................        100,000           102,675
    Yakima County
      School District 119 Selah,
      5.000% 12/01/06 .........................         10,000            11,069
                                                                     -----------
                                                                       1,900,808
                                                                     -----------
  Wisconsin (5.1%)
    Door County, Corporate Purpose,
      Series 2002 A,
      5.000% 09/01/13 .........................        300,000           324,564
    Marshall School District,
      Series 2002 A,
      5.000% 03/01/14 .........................        250,000           268,283
    Middleton Promisory Notes,
      Series 2001,
      4.400% 03/01/11 .........................        250,000           261,288
                                                                     -----------
                                                                         854,135
                                                                     -----------
  Wyoming (0.7%)
    Municipal Power Agency,
      Power Supply Refunding,
      Series 1998,
      5.250% 01/01/11 .........................        100,000           109,667
                                                                     -----------
Total Municipal Bonds
    (Cost of $15,347,331) .....................                       16,102,784

Tax Exempt Money Market
  Investment (1.2%)                                     Shares
    SEI Tax Exempt Trust,
      (Cost of $206,491) ......................        206,491           206,491
                                                                     -----------
Total Investments (97.9%)
    (Cost of $15,553,822) (b) .................                       16,309,275
                                                                     -----------
Other Assets & Liabilities, Net (2.1%) ........                          349,980
                                                                     -----------
Net Assets (100.0%) ...........................                      $16,659,255
                                                                     ===========

Notes to Schedule of Investments:

(a)   Zero coupon bond.

(b)   Cost for federal income tax purposes is $15,551,081.

COLUMBIA OREGON MUNICIPAL BOND FUND
DECEMBER 31, 2002

                                                          Par           Value
--------------------------------------------------------------------------------

General Obligation Bonds (38.8%)
  State of Oregon General Obligations (6.5%)
    Board of Higher Education:
      4.875% 08/01/19 ............................    $ 1,000,000    $ 1,030,970
      Series A:
      5.250% 08/01/14 ............................      1,480,000      1,631,537
      5.250% 08/01/16 ............................      5,330,000      5,790,459
      5.250% 08/01/18 ............................      3,390,000      3,627,029
      Deferred Interest, Series A:
      (a) 08/01/14 ...............................        490,000        300,953
      (a) 08/01/17 ...............................      1,050,000        543,060
    Elderly & Disabled Housing
      Refunding:
      Series B:
      4.950% 08/01/20 ............................      1,000,000      1,031,620
      6.250% 08/01/13 ............................        215,000        220,083

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Par            Value
--------------------------------------------------------------------------------

    Pollution Control, Series C,
      5.900% 06/01/14 .........................      $  170,000      $   172,798
    State of Oregon, Series A,
      5.250% 10/15/15 .........................       1,735,000        1,915,631
    Veteran's Welfare:
      5.850% 10/01/15 .........................         730,000          764,690
      7.250% 01/01/07 .........................       1,530,000        1,816,232
      7.300% 01/01/08 .........................         445,000          539,798
      7.300% 07/01/08 .........................       1,170,000        1,435,894
      8.000% 01/01/08 .........................       1,275,000        1,585,998
      8.000% 07/01/08 .........................         580,000          731,328
      8.250% 07/01/07 .........................         540,000          670,577
      9.200% 04/01/07 .........................       2,390,000        3,041,084
      9.200% 10/01/08 .........................         385,000          513,983
      Series 80 A,
      5.700% 10/01/32 .........................       5,300,000        5,704,602
                                                                     -----------
                                                                      33,068,326
                                                                     -----------
  General Obligations (16.5%)
    Aurora,
      5.600% 06/01/24 .........................       1,205,000        1,230,703
    Canyonville South Umpqua
      Rural Fire District,
      5.400% 07/01/31 .........................         610,000          624,664
    Clackamas County:
      Lake Oswego Series:
      5.375% 06/01/15 .........................       2,450,000        2,683,411
      5.375% 06/01/16 .........................       1,295,000        1,406,810
      5.375% 06/01/17 .........................       2,535,000        2,750,145
      School District 7J,
      Lake Oswego, Series A,
      5.700% 06/15/10 .........................       2,735,000        2,882,061
      School District 62C,
      5.375% 06/15/17 .........................       4,000,000        4,319,160
      School District 086,
      6.000% 06/15/16 .........................       2,350,000        2,690,867
      School District 108,
      5.375% 06/15/15 .........................       1,055,000        1,163,074
    Coos Bay,
      4.900% 09/01/07 .........................       2,390,000        2,635,190
    Douglas County School
      District 4, Roseburg,
      4.900% 12/15/11 .........................         415,000          454,060
    Eugene Public Safety Facilities:
      5.500% 06/01/10 .........................         850,000          930,631
      5.625% 06/01/13 .........................       1,295,000        1,421,755
    Jackson County:
      School District 6, Central Point,
      6.000% 06/15/09 .........................       1,090,000        1,277,469
      School District 9, Eagle Point,
      5.625% 06/15/15 .........................       1,920,000        2,142,125
    Lane & Douglas Counties,
      School District 45J3:
      6.000% 06/15/14 .........................       1,000,000        1,187,730
      6.000% 06/15/15 .........................       1,100,000        1,306,503
      6.000% 06/15/16 .........................       1,230,000        1,460,908
      6.000% 06/15/17 .........................       1,375,000        1,633,129
    Lane County School District 4J,
      Eugene Refunding:
      5.000% 07/01/12 .........................       2,470,000        2,731,622
      5.250% 07/01/13 .........................       1,000,000        1,126,880
    Metro Washington Park Zoo,
      Series A,
      5.300% 01/15/11 .........................       1,000,000        1,069,150
    Multnomah-Clackamas Counties,
      School District 10JT, Gresham,
      5.250% 06/01/17 .........................       1,620,000        1,682,710
    Multnomah County Refunding,
      4.300% 10/01/11 .........................          10,000           10,402
    Portland Community College
      District, Series A:
      5.375% 06/01/14 .........................       1,925,000        2,128,646
      5.375% 06/01/16 .........................       2,705,000        2,964,734
      5.375% 06/01/17 .........................       2,540,000        2,789,580
    Portland Ltd. Tax, Series B:
      (a) 06/01/12 ............................       1,750,000        1,202,583
      (a) 06/01/13 ............................       1,500,000          976,530
      (a) 06/01/14 ............................       1,000,000          618,510
      (a) 06/01/16 ............................       3,500,000        1,928,360
      (a) 06/01/18 ............................       4,000,000        1,959,520
      (a) 06/01/19 ............................       4,000,000        1,841,080
      (a) 06/01/20 ............................       4,000,000        1,723,480
    Portland Parks Refunding, Series A,
      5.000% 06/01/15 .........................       3,950,000        4,206,276
    Portland Public Improvement,
      Series A,
      5.750% 06/01/14 .........................         850,000          885,071
    Salem-Keizer School District 24J,
      5.000% 06/01/19 .........................       3,500,000        3,645,285
    Washington & Clackamas Counties,
      Deferred Interest, Series A,
      (a) 06/01/10 ............................       1,520,000        1,154,288
      School District 23J, Tigard:
      (a) 06/15/18 ............................       2,700,000        1,306,395
      (a) 06/15/24 ............................       2,075,000          703,674
    Washington County:
      5.500% 06/01/16 .........................       2,785,000        3,054,115
      Refunding, Criminal
      Justice Facilities,
      5.000% 12/01/10 .........................       1,400,000        1,509,074

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
DECEMBER 31, 2002

                                                         Par           Value
--------------------------------------------------------------------------------

    Washington County School
      District 48J,
      Beaverton:
      5.125% 01/01/14 .........................     $ 2,000,000      $ 2,164,220
      5.125% 01/01/17 .........................       1,820,000        1,924,614
      5.125% 01/01/18 .........................       2,260,000        2,374,266
    Washington, Multnomah &
      Yamhill Counties
      School District 1J:
      5.000% 11/01/13 .........................       1,375,000        1,527,501
      5.250% 06/01/14 .........................         500,000          541,695
                                                                     -----------
                                                                      83,950,656
                                                                     -----------
  Insured General Obligations (15.8%)
    Chemeketa Community
      College District, Series B,
      5.600% 06/01/14 .........................       1,180,000        1,306,166
    Clackamas Community College:
      5.250% 06/15/15 .........................       1,500,000        1,640,295
      5.250% 06/15/18 .........................       1,560,000        1,673,412
    Clackamas County, School
      District 12, North Clackamas:
      5.250% 06/01/11 .........................       1,000,000        1,100,130
      5.250% 06/01/15 .........................       2,750,000        2,951,795
    Columbia County, School
      District 502, Deferred Interest:
      (a) 06/01/12 ............................       1,530,000        1,052,379
      (a) 06/01/13 ............................       1,685,000        1,103,709
      (a) 06/01/14 ............................       1,025,000          636,812
    Coos County School District 13,
      North Bend,
      5.500% 06/15/15 .........................       1,765,000        1,988,484
    Deschutes County School District 1,
      Series A,
      5.500% 06/15/18 .........................       1,000,000        1,094,040
    Jefferson County School District
      509J, Madras School District,
      5.250% 06/15/18 .........................       1,075,000        1,160,860
    Josephine County School
      District 7, Grants Pass,
      5.700% 06/01/13 .........................       2,000,000        2,232,600
    Lane & Douglas Counties:
      School District 45J3:
      4.450% 06/15/18 .........................       1,615,000        1,635,333
      6.000% 06/15/13 .........................       1,610,000        1,912,245
      School District 97J,
      5.300% 06/15/15 .........................       1,155,000        1,247,585
    Lane County School District 19,
      Springfield Refunding:
      6.000% 10/15/12 .........................       1,740,000        2,084,033
      6.000% 10/15/14 .........................       1,310,000        1,567,402
    Lincoln County School District,
      5.600% 06/15/10 .........................       3,480,000        3,953,941
    Linn Benton Community College:
      (a) 06/15/13 ............................       1,000,000          653,990
      (a) 06/15/14 ............................       1,000,000          618,890
      (a) 06/15/16 ............................       1,000,000          550,010
    Linn County Community School
      District 9,
      Lebanon:
      (a) 06/15/15 ............................         710,000          735,936
      (a) 06/15/21 ............................       2,000,000        2,021,040
    Marion County Certificates of
      Participation, Courthouse Square
      Project, Series A,
      4.400% 06/01/10 .........................         430,000          458,599
      Marion County School District
      103C, Woodburn, Series B:
      (a) 11/01/09 ............................       2,500,000        1,987,375
      (a) 11/01/11 ............................       2,210,000        1,577,410
    Multnomah-Clackamas Counties
      Centennial,
      School District 28-302:
      5.375% 06/15/16 .........................       2,055,000        2,250,040
      5.375% 06/15/17 .........................       2,280,000        2,479,363
      5.375% 06/15/18 .........................       2,490,000        2,692,960
    Multnomah County:
      School District 7, Reynolds:
      5.000% 06/15/18 .........................       1,000,000        1,106,620
      5.625% 06/15/17 .........................       1,000,000        1,044,240
      School District 40,
      5.000% 02/01/14 .........................       1,790,000        1,921,762
    Northern Oregon Corrections:
      5.250% 09/15/12 .........................       1,000,000        1,079,650
      5.300% 09/15/13 .........................       1,000,000        1,084,520
    Salem-Keizer School District 24J:
      5.000% 06/01/15 .........................       1,000,000        1,064,010
      5.000% 06/01/16 .........................       1,000,000        1,058,760
    State Department Administrative
      Services, Certificate of
      Participation Refunding:
      Series A:
      4.500% 05/01/12 .........................       1,020,000        1,079,313
      5.000% 05/01/13 .........................       4,240,000        4,561,265
      5.000% 05/01/14 .........................       1,000,000        1,068,200
      Series C,
      5.250% 11/01/17 .........................       4,000,000        4,357,800

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Par             Value
--------------------------------------------------------------------------------

    Tillamook County,
      5.700% 01/15/16 ........................      $  700,000      $    795,032
    Tillamook County Refunding,
      4.600% 01/15/15 ........................         810,000           857,401
    Washington & Clackamas Counties
      School District 23J, Tigard:
      5.375% 06/15/17 ........................       1,500,000         1,644,105
      5.375% 06/15/20 ........................       2,435,000         2,623,469
    Washington County:
      School District 15, Forest Grove:
      5.250% 06/01/10 ........................       1,000,000         1,131,480
      5.375% 06/15/13 ........................       2,070,000         2,315,191
      5.375% 06/15/15 ........................       2,515,000         2,772,637
      School District 48J, Beaverton:
      5.100% 06/01/12 ........................         500,000           540,715
      5.250% 08/01/10 ........................       1,150,000         1,262,390
      School District 088J, Sherwood
      Unrefunded,
      6.100% 06/01/12 ........................         185,000           202,018
    Yamhill County, School District 40,
      6.000% 06/01/09 ........................         500,000           588,380
                                                                    ------------
                                                                      80,525,792
                                                                    ------------
Total General Obligations Bonds
  (Cost of $185,841,284) .....................                       197,544,774
                                                                    ------------
Revenue Bonds (55.7%)
  Oregon Revenue (36.7%)
    Albany Hospital Facility Authority,
      Mennonite Home,
      5.625% 10/01/17 ........................         635,000           593,744
    Bend Municipal Airport Project,
      Series B (AMT),
      5.375% 06/01/13 ........................         150,000           162,590
    Benton County Hospital Facilities
      Authority, Refunding Samaritan
      Health Services Project:
      4.400% 10/01/07 ........................         220,000           230,859
      4.800% 10/01/11 ........................         245,000           257,056
      5.200% 10/01/17 ........................       2,255,000         2,301,047
    Clackamas County Hospital
      Facility Authority:
      Kaiser Permanente, Series A,
      5.375% 04/01/14 ........................       7,085,000         7,446,406
      Legacy Health System:
      4.600% 05/01/10 ........................         885,000           925,887
      5.000% 02/15/15 ........................       1,510,000         1,560,645
      5.000% 02/15/16 ........................       1,010,000         1,034,432
      5.375% 02/15/12 ........................       3,135,000         3,386,019
      5.500% 02/15/13 ........................       2,385,000         2,550,090
      5.500% 02/15/14 ........................       5,450,000         5,872,866
      5.750% 05/01/12 ........................       2,000,000         2,244,300
      Legacy Health System Refunding:
      5.250% 05/01/21 ........................       1,500,000         1,522,680
      5.750% 05/01/16 ........................       1,500,000         1,622,370
      Robison Jewish Home Project,
      6.250% 10/01/21 ........................       1,650,000         1,656,567
      Refunding Odd Fellows Home,
      Series A:
      5.700% 09/15/13 ........................         600,000           602,898
      5.875% 09/15/21 ........................       1,190,000         1,145,589
      Willamette Falls Hospital Project:
      5.750% 04/01/14 ........................       1,005,000         1,028,216
      6.000% 04/01/19 ........................       1,750,000         1,778,420
      Willamette View, Inc. Project:
      6.000% 11/01/08 ........................         670,000           682,415
      Series A,
      6.850% 11/01/15 ........................       1,580,000         1,685,781
    Clackamas County Housing
      Authority, Multifamily Housing,
      Easton Ridge, Series A,
      5.800% 12/01/16 ........................       2,255,000         2,338,322
    Clatsop Care Center Health District,
      Senior Housing,
      6.875% 08/01/28 ........................         500,000           505,025
    Deschutes County Hospital
      Facilities Authority:
      5.750% 01/01/09 ........................       1,670,000         1,743,630
      Cascade Health Services, Inc.:
      5.500% 01/01/22 ........................       2,000,000         2,046,280
      5.600% 01/01/27 ........................       5,550,000         5,689,804
      5.600% 01/01/32 ........................       3,000,000         3,064,770
    Deschutes Valley Water District,
      5.875% 09/01/05 ........................       2,315,000         2,542,426
    Eugene Airport Refunding (AMT):
      5.650% 05/01/06 ........................         325,000           350,935
      5.650% 05/01/07 ........................         555,000           604,517
      5.700% 05/01/08 ........................         515,000           561,829
    Hillsboro Hospital Facility Authority
      Tuality Healthcare,
      5.750% 10/01/12 ........................       3,810,000         3,926,891

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
DECEMBER 31, 2002

                                                       Par             Value
--------------------------------------------------------------------------------

    Lebanon Urban Renewal Agency,
      5.625% 06/01/19 ........................    $ 1,000,000        $ 1,036,460
    Lebanon Wastewater Refunding,
      5.750% 06/01/11 ........................      1,225,000          1,260,158
    Multnomah County Educational
      Facilities, University of Portland
      Project,
      5.700% 04/01/15 ........................      1,000,000          1,077,210
    Myrtle Point Water,
      6.000% 12/01/20 ........................        510,000            538,545
    North Clackamas Parks & Recreation
      District Facilities,
      5.700% 04/01/13 ........................      2,920,000          3,324,916
    Northern Wasco County,
      People's Utility District Electric:
      (a) 02/01/06 ...........................        610,000            544,974
      (a) 02/01/07 ...........................        585,000            485,919
      (a) 02/01/08 ...........................        610,000            470,371
      (a) 02/01/11 ...........................        500,000            308,660
    Oregon Department of
      Transportation,
      Highway User Tax, Series A:
      5.125% 11/15/26 ........................        300,000            311,013
      5.500% 11/15/16 ........................      2,500,000          2,795,450
    Oregon Health, Housing
      Educational & Cultural
      Facilities Authority:
      Authority/Aquarium:
      4.750% 10/01/08 ........................      1,550,000            620,000
      4.900% 10/01/09 ........................        670,000            268,000
      Goodwill Industries Lane County,
      Series A,
      6.650% 11/15/22 ........................      3,955,000          3,980,747
      Linfield College Project, Series A:
      4.550% 10/01/08 ........................        525,000            555,261
      4.650% 10/01/09 ........................        555,000            583,433
      5.500% 10/01/18 ........................      1,000,000          1,044,100
      Reed College Project, Series A,
      5.300% 07/01/11 ........................        500,000            536,100
    Oregon Housing & Community
      Services:
      Department Mortgage Single
      Family Program:
      Series A (AMT),
      6.200% 07/01/27 ........................      2,915,000          3,028,248
      Series D,
      6.700% 07/01/13 ........................      1,000,000          1,000,800
      Department Housing Finance
      Assisted Insured Multi-Unit B,
      6.800% 07/01/13 ........................      8,360,000          8,368,276
      Department Mortgage Single
      Family Program:
      Series A,
      4.850% 07/01/10 ........................        285,000            300,706
      Series F (AMT),
      5.650% 07/01/28 ........................      1,190,000          1,211,944
      Series F MBIA-IBC (AMT),
      5.650% 07/01/28 ........................        895,000            911,504
      Series E,
      5.375% 07/01/21 ........................      3,885,000          4,003,687
      Series L (AMT),
      5.900% 07/01/31 ........................      4,085,000          4,185,818
      Mountain Shadows
      Apts. B-1,
      6.250% 12/01/05 ........................      4,000,000          4,051,840
    Oregon Housing Financial,
      5.800% 07/01/09 ........................        250,000            250,260
    Oregon State Economic
      Development, Dove Lewis 24
      Hour Emergency Animal Hospital,
      7.000% 12/01/19 ........................      1,425,000          1,498,416
    Oregon State Health Housing
      Educational & Cultural
      Facilities Authority, St. Anthony
      VillageHousing, Series A (AMT),
      7.250% 06/01/28 ........................      1,400,000          1,410,696
    Oregon State Housing & Community
      Services:
      Department Multifamily
      Housing,
      Series B (AMT),
      6.000% 07/01/31 ........................      6,935,000          7,202,344
      Department Single Family
      Mortgage Program:
      Series B (AMT),
      5.250% 07/01/30 ........................        925,000            920,995
      Series E:
      5.700% 07/01/12 ........................      1,080,000          1,158,278
      5.800% 07/01/14 ........................        960,000          1,008,269
      6.000% 07/01/20 ........................      2,675,000          2,818,193
      Series G (AMT),
      5.700% 07/01/32 ........................      1,250,000          1,271,625
      Series H (AMT),
      5.500% 07/01/17 ........................      1,855,000          1,895,532
      Series J,
      5.150% 07/01/24 ........................      2,840,000          2,832,644
      Series L,
      6.050% 07/01/20 ........................      2,315,000          2,433,829

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Par             Value
--------------------------------------------------------------------------------

    Series M (AMT),
    5.800% 07/01/12 ..........................      $  740,000      $    794,020
    Series Q:
    4.700% 07/01/15 ..........................         820,000           823,985
    4.900% 07/01/17 ..........................         805,000           798,407
  Port Morrow,
    6.700% 06/01/20 ..........................       2,000,000         2,044,180
  Port of St. Helens:
    5.600% 08/01/14 ..........................         315,000           320,960
    5.750% 08/01/19 ..........................         425,000           433,466
  Port of St. Helens Pollution Control,
    Portland General Electric Co:
    Series A,
    4.800% 04/01/10 ..........................       5,195,000         4,766,568
    Series B,
    4.800% 06/01/10 ..........................       3,500,000         3,207,540
  Portland Housing Authority,
    Multifamily Housing Senior Lien
    Civic Apartments, Series A,
    5.600% 01/01/18 ..........................       1,240,000         1,286,302
  Portland Housing Authority
    Refunding Pool Housing, Series A,
    4.500% 01/01/09 ..........................         660,000           691,363
  Portland Hydroelectric Power,
    6.800% 10/01/04 ..........................         465,000           466,930
  Portland Sewer System Revenue
    Refunding, Series A,
    5.000% 06/01/12 ..........................       4,835,000         5,161,024
  Powell Valley Water District,
    6.000% 02/01/15 ..........................         620,000           658,186
  Prineville Sewer First Lien,
    6.500% 07/01/04 ..........................         265,000           282,053
    Redmond Urban Renewal Agency:
    Downtown Area B:
    5.650% 06/01/13 ..........................         720,000           737,186
    5.850% 06/01/19 ..........................         785,000           804,460
    Refunding South Airport,
    Industrial Area A,
    5.700% 06/01/19 ..........................         650,000           651,099
  Reedsport Water,
    7.000% 10/01/14 ..........................         520,000           545,511
  Salem Hospital Facility Authority:
    5.000% 08/15/18 ..........................       2,000,000         2,003,680
    5.250% 08/15/14 ..........................       2,900,000         3,032,240
    Capital Manor, Inc.,
    7.500% 12/01/24 ..........................         905,000           938,539
  Sheridan Water:
    6.200% 05/01/15 ..........................         625,000           676,831
    6.450% 05/01/20 ..........................         520,000           561,408
  Sheridan Water Refunding,
    5.350% 04/01/18 ..........................         300,000           311,097
  South Fork water Board First Lien,
    5.450% 02/01/14 ..........................       1,300,000         1,331,408
  State of Oregon French American
    International School Project,
    Series A,
    6.250% 04/01/27 ..........................       5,465,000         5,579,164
  Umatilla County Hospital Facility
    Authority, Catholic Health
    Initiatives, Series A:
    5.750% 12/01/20 ..........................         530,000           554,168
    6.000% 12/01/30 ..........................       4,825,000         5,113,197
  Veneta Urban Renewal Agency:
    5.375% 02/15/16 ..........................         700,000           729,204
    5.625% 06/15/21 ..........................       1,100,000         1,129,898
  Washington County Housing
    Authority:
    Affordable Housing:
    Series A:
    6.000% 07/01/20 ..........................       2,000,000         1,991,400
    6.000% 07/01/23 ..........................       1,745,000         1,726,730
    Affordable Housing Pool,
    Series A:
    5.750% 07/01/23 ..........................         340,000           330,439
    6.000% 07/01/23 ..........................       1,000,000           994,040
    Multifamily Bethany Meadows
    Project (AMT),
    6.250% 08/01/10 ..........................         775,000           775,821
                                                                    ------------
                                                                     187,423,031
                                                                    ------------
Insured Revenue (19.0%)
  Clackamas County Hospital Facility,
    Legacy Health System, MBIA IBC,
    5.500% 02/15/13 ..........................         495,000           546,683
  Emerald Peoples Utilities District:
    7.200% 11/01/06 ..........................         630,000           747,816
    7.350% 11/01/10 ..........................       2,160,000         2,743,783
    7.350% 11/01/11 ..........................       2,000,000         2,565,040
    7.350% 11/01/12 ..........................       2,490,000         3,236,477
    7.350% 11/01/13 ..........................       2,675,000         3,504,678
  Eugene Electric Utilities System:
    4.750% 08/01/13 ..........................       1,000,000         1,023,000
    Refunding Series B,
    5.250% 08/01/13 ..........................       1,040,000         1,155,326
    Series B:
    4.550% 08/01/10 ..........................         600,000           600,540
    4.650% 08/01/11 ..........................         375,000           375,311
    5.000% 08/01/18 ..........................       1,000,000         1,000,650
    5.000% 08/01/23 ..........................         525,000           525,247

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
DECEMBER 31, 2002

                                                          Par           Value
--------------------------------------------------------------------------------

    Marion County Certificates of
      Participation, Courthouse Square
      Project, Series A,
      4.600% 06/01/12 ...........................     $   355,000     $  375,310
    Medford Hospital Facilities Authority,
      Asante Health System, Series A:
      5.250% 08/15/08 ...........................       1,645,000      1,845,279
      5.250% 08/15/10 ...........................       1,500,000      1,661,640
      5.250% 08/15/11 ...........................         800,000        877,576
    Multnomah County Educational
      Facilities Refunding, University of
      Portland Project:
      5.000% 04/01/11 ...........................       1,150,000      1,239,516
      5.750% 04/01/10 ...........................       2,000,000      2,263,640
    Ontario Catholic Health Holy Rosary
      Medical Center,
      5.500% 11/15/12 ...........................       1,500,000      1,641,645
    Oregon Department of
      Administrative Services, Certificates
      of Participation:
      Series A,
      5.300% 05/01/08 ...........................         750,000        836,018
      Series B,
      5.000% 11/01/13 ...........................       1,000,000      1,070,390
      Series C,
      5.800% 03/01/15 ...........................         840,000        845,284
    Oregon Economic Community
      Development
      Department, Series A,
      5.375% 01/01/11 ...........................       1,105,000      1,221,611
    Oregon Health, Housing,
      Educational & Cultural
      Facilities Authority:
      Reed College Project, Series A,
      5.100% 07/01/10 ...........................         900,000      1,007,451
      Lewis & Clark College,
      6.000% 10/01/13 ...........................         965,000      1,050,026
    Oregon Health Sciences
      University Capital Appreciation
      Insured, Series A,
      (a) 07/01/21 ..............................      12,285,000      4,941,887
    Oregon Health Sciences University,
      Series A:
      (a) 07/01/09 ..............................       1,530,000      1,229,921
      (a) 07/01/12 ..............................       1,315,000        905,719
      (a) 07/01/14 ..............................       2,495,000      1,544,729
      (a) 07/01/15 ..............................       4,325,000      2,531,033
    Oregon Housing & Community
      Services Department,
      Single Family Mortgage Project,
      Series J (AMT),
      5.750% 07/01/29 ...........................       8,495,000      8,679,087
    Oregon State Department
      Administrative Services,
      Lottery Education Project:
      5.250% 04/01/13 ...........................       1,600,000      1,746,688
      Series A:
      5.000% 04/01/14 ...........................       2,705,000      2,911,310
      5.250% 04/01/11 ...........................       4,000,000      4,423,240
    Port of Portland International Airport:
      Refunding Series 12B,
      5.250% 07/01/12 ...........................       1,000,000      1,089,320
      Series 11 (AMT),
      5.625% 07/01/13 ...........................       1,000,000      1,066,760
      Series 12C (AMT):
      4.750% 07/01/10 ...........................       2,900,000      3,060,370
      5.000% 07/01/13 ...........................       1,000,000      1,047,980
      5.000% 07/01/14 ...........................       1,750,000      1,822,117
    Portland Arena Gas Tax:
      (a) 06/01/16 ..............................       1,100,000        514,426
      (a) 07/01/17 ..............................       2,320,000      1,011,891
    Portland Gas Tax, Series A,
      5.800% 06/01/16 ...........................       1,640,000      1,811,495
    Portland Housing Authority,
      Multifamily Housing, Lovejoy
      Station Apartments Project (AMT),
      5.900% 07/01/23 ...........................       1,000,000      1,052,560
    Portland Urban Renewal &
      Redevelopment,
      South Park Blocks, Series A:
      5.750% 06/15/17 ...........................       2,065,000      2,325,417
      5.750% 06/15/19 ...........................       2,580,000      2,896,463
    Salem Water & Sewer,
      5.300% 06/01/15 ...........................       1,500,000      1,629,960
    Tri-County Metropolitan
       Transportation District, Series 1,
      5.400% 06/01/19 ...........................       4,200,000      4,326,672
    Tualatin Hills Park & Recreation
      District,
      5.750% 03/01/14 ...........................         990,000      1,149,172
    Washington County Housing
      Authority Multifamily Tualatin
      Meadows (AMT),
      5.900% 11/01/18 ...........................         995,000      1,046,123
    Washington County Unified
      Sewer Agency:
      5.500% 10/01/16 ...........................       1,250,000      1,334,600
      Series A,
      (a) 10/01/07 ..............................       4,835,000      4,254,220

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Par           Value
--------------------------------------------------------------------------------

    Western Lane Hospital District
      Facility Authority Refunding,
      Sisters St. Joseph Peace,
      5.625% 08/01/07 ........................     $ 2,460,000      $  2,643,565
                                                                    ------------
                                                                      96,956,662
                                                                    ------------
Total Revenue Bonds
    (Cost of $272,734,548) ...................                       284,379,693
                                                                    ------------
Pre-Refunded Bond (0.1%)
    Oregon City Sewer,
      6.500% 10/01/07
        (Cost of $497,028) ...................         500,000           554,390
                                                                    ------------
Other Bonds (3.0%)
    Hood River Urban Renewal Agency,
      6.250% 12/15/11 ........................       1,250,000         1,368,988
    Lebanon Special Obligation
      Refunding Lease Water,
      5.400% 10/01/13 ........................         755,000           776,125
    Lebanon Urban Renewal Agency:
      5.750% 06/01/15 ........................       1,120,000         1,178,475
      6.000% 06/01/20 ........................       1,580,000         1,663,708
    Medford Urban Renewal,
      5.875% 09/01/10 ........................         500,000           538,760
    Multnomah County Certificate of
      Participation,
      4.550% 08/01/10 ........................       1,000,000         1,068,070
    Oregon State Department of
      Administrative Services,
      Certificates of Participation
      Refunding, Series B:
      5.250% 05/01/10 ........................         840,000           949,318
      5.250% 05/01/11 ........................       2,000,000         2,252,740
    Portland Airport Way Urban
      Renewal & Redevelopment
      Convention Center,
      Unrefunded Balance, Series L:
      5.750% 06/15/17 ........................       1,500,000         1,689,165
      5.750% 06/15/18 ........................       2,050,000         2,301,453
    Seaside Urban Renewal Agency
      Greater Seaside Urban Renewal,
      5.250% 06/01/15 ........................       1,000,000         1,031,490
    Wilsonville Limited Tax Improvement,
      5.000% 12/01/20 ........................         445,000           448,551
                                                                    ------------
Total Other Bonds
      (Cost of $14,353,159) ..................                        15,266,843
                                                                    ------------

U.S.  Territories Bonds (0.6%)
      Guam Housing Corporation
      Single Family Mortgage-Backed
      Securities, Series A (AMT),
      5.750% 09/01/31 ........................         175,000           182,815
      Puerto Rico Housing Finance
      Corp., Multi-Family
      Mortgage Portfolio A-1,
      7.500% 04/01/22 ........................       1,175,000         1,187,925
      Virgin Islands Public Finance
      Authority, Unrefunded Balance,
      Series A,
      7.300% 10/01/18 ........................       1,185,000         1,551,746
                                                                    ------------
Total U.S. Territories Bonds
      (Cost of $2,730,673) ...................                         2,922,486
                                                                    ------------

Tax Exempt Money Market
  Investment (1.1%)                                    Shares
    SEI Tax Exempt Trust,
      (Cost of $5,845,801) ...................       5,845,801         5,845,801
                                                                    ------------
Total Investments (99.3%)
      (Cost of $482,002,493) (b) .............                       506,513,987
                                                                    ------------
Other Assets & Liabilities, Net (0.7%) .......                         3,648,981
                                                                    ------------
Net Assets (100.0%) ..........................                      $510,162,968
                                                                    ============

Notes to Schedule of Investments:

(a)   Zero coupon bond.

(b)   Cost for federal income tax purposes is $481,888,273.

                Acronym                      Name
                -------                      ----
                  AMT               Alternative Minimum Tax

COLUMBIA HIGH YIELD FUND
DECEMBER 31, 2002

                                                        Par            Value
--------------------------------------------------------------------------------

Corporate Notes & Bonds (85.6%)

  Aerospace & Defense (1.8%)
    K&F Industries,
      9.625% 12/15/10 (a) ....................      $ 6,000,000      $ 6,105,000
    L-3 Communications Corp.,
      7.625% 06/15/12 ........................        7,250,000        7,467,500
                                                                     -----------
                                                                      13,572,500
                                                                     -----------
  Automotive & Auto Parts (6.3%)
    American Axle & Manufacturing, Inc.,
      Senior Subordinate Notes,
      9.750% 03/01/09 ........................       12,400,000       13,299,000
    Cummins, Inc.,
      9.500% 12/01/10 (a) ....................       13,480,000       14,356,200
    Ford Motor Credit Co.,
      6.875% 02/01/06 ........................        7,500,000        7,518,263

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND (CONT.)
DECEMBER 31, 2002

                                                        Par             Value
--------------------------------------------------------------------------------

    Lear Corp., Series B:
      7.960% 05/15/05 ........................      $ 5,250,000      $ 5,387,812
      8.110% 05/15/09 ........................        7,500,000        7,931,250
                                                                     -----------
                                                                      48,492,525
                                                                     -----------
  Broadcasting (1.5%)
    Sinclair Broadcasting Group, Inc.,
      8.000% 03/15/12 ........................       11,210,000       11,686,425
                                                                     -----------
  Cable TV (6.1%)
    British Sky Broadcasting,
      7.300% 10/15/06 ........................        4,300,000        4,472,000
    CSC Holdings, Inc.:
      Senior Notes,
      7.875% 12/15/07 ........................        7,950,000        7,641,938
      Senior Subordinated Debentures,
      9.875% 02/15/13 ........................        1,000,000          976,250
      Series B,
      8.125% 08/15/09 ........................        1,475,000        1,417,844
    Mediacom L.L.C.:
      9.500% 01/15/13 ........................       10,900,000        9,810,000
      Series B,
      8.500% 04/15/08 ........................        4,500,000        4,050,000
    Rogers Cable, Inc.,
      7.875% 05/01/12 ........................        5,500,000        5,455,873
    Rogers Communications, Inc.,
      8.875% 07/15/07 ........................        1,000,000          955,000
    TCI Communications, Inc.,
      8.750% 08/01/15 ........................       10,750,000       12,397,739
                                                                     -----------
                                                                      47,176,644
                                                                     -----------
  Capital Goods (1.0%)
    Kennametal, Inc.,
      7.200% 06/15/12 ........................        6,895,000        7,316,105
                                                                     -----------
  Consumer Products (5.4%)
    Hasbro, Inc.:
      6.150% 07/15/08 ........................        8,820,000        8,467,200
      8.500% 03/15/06 ........................        8,050,000        8,211,000
    Playtex Products, Inc.,
      9.375% 06/01/11 ........................        8,250,000        9,116,250
    Pennzoil-Quaker State Co.,
      10.000% 11/01/08 .......................        4,066,000        5,041,840
    Scotts Co.:
      8.625% 01/15/09 ........................        7,925,000        8,360,875
      Series 2002 B,
      8.625% 01/15/09 ........................        2,600,000        2,743,000
                                                                     -----------
                                                                      41,940,165
                                                                     -----------

  Diversified Media (2.2%)
    Lamar Media Corp.:
      7.250% 01/01/13 (a) ....................       10,615,000       10,787,494
      8.625% 09/15/07 ........................        6,195,000        6,473,775
                                                                     -----------
                                                                      17,261,269
                                                                     -----------
  Energy (8.0%)
    Grant Prideco,
      9.000% 12/15/09 (a) ....................       10,320,000       10,732,800
    Pogo Producing Co.,
      8.250% 04/15/11 ........................        1,000,000        1,055,000
    Pride International, Inc.:
      9.375% 05/01/07 ........................        5,995,000        6,264,775
      10.000% 06/01/09 .......................        4,000,000        4,320,000
    Vintage Petroleum, Inc.:
      8.625% 02/01/09 ........................        1,000,000        1,010,000
      9.750% 06/30/09 ........................       10,025,000       10,426,000
    Westport Resources Corp.,
      8.250% 11/01/11 (a) ....................       14,680,000       15,414,000
    XTO Energy, Inc.,
      7.500% 04/15/12 ........................       11,930,000       12,675,625
                                                                     -----------
                                                                      61,898,200
                                                                     -----------
  Environmental (2.4%)
    Allied Waste North America, Inc.,
      Series B,
      10.000% 08/01/09 .......................       15,250,000       15,135,625
    Synagro Technologies, Inc.,
      9.500% 04/01/09 ........................        3,225,000        3,362,062
                                                                     -----------
                                                                      18,497,687
                                                                     -----------
  Food, Beverage & Tobacco (4.1%)
    Constellation Brands, Inc.:
      8.125% 01/15/12 ........................        2,000,000        2,070,000
      8.500% 03/01/09 ........................        8,600,000        9,008,500
      8.625% 08/01/06 ........................        5,100,000        5,406,000
    Cott Beverages, Inc.,
      8.000% 12/15/11 ........................       14,450,000       15,317,000
                                                                     -----------
                                                                      31,801,500
                                                                     -----------
  Gaming (7.3%)
    Harrahs Operating Co., Inc.,
      7.875% 12/15/05 ........................       13,050,000       13,833,000
    International Game Technology:
      7.875% 05/15/04 ........................        5,750,000        5,980,000
      8.375% 05/15/09 ........................        3,575,000        3,968,250
    Park Place Entertainment Corp.:
      8.875% 09/15/08 ........................          500,000          531,290
      9.375% 02/15/07 ........................       15,000,000       16,012,500
    Station Casinos, Inc.:
      8.875% 12/01/08 ........................        6,955,000        7,233,200
      9.875% 06/01/10 ........................        8,215,000        8,913,275
                                                                     -----------
                                                                      56,471,515
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Par           Value
--------------------------------------------------------------------------------

  Health Care (8.5%)
    AdvancePCS,
      8.500% 04/01/08 ..........................     $ 8,700,000     $ 9,048,000
    AmerisourceBergen Corp.,
      7.250% 11/15/12 (a) ......................       1,000,000       1,025,000
      8.125% 09/01/08 ..........................      13,125,000      13,978,125
    HCA, Inc.:
      6.300% 10/01/12 ..........................       1,575,000       1,588,452
      6.910% 06/15/05 ..........................       7,000,000       7,355,292
      6.950% 05/01/12 ..........................       2,250,000       2,371,086
      7.000% 06/01/07 ..........................       1,000,000       1,061,760
      7.875% 02/01/11 ..........................       1,425,000       1,562,353
    Omnicare, Inc., Series B,
      8.125% 03/15/21 ..........................       5,435,000       5,815,450
    Select Medical Corp.,
      9.500% 06/15/09 ..........................      10,700,000      11,074,500
    Triad Hospitals, Inc., Series B,
      8.750% 05/01/09 ..........................       9,725,000      10,417,906
                                                                     -----------
                                                                      65,297,924
                                                                     -----------
  Homebuilders (4.0%)
    KB Home:
      8.625% 12/15/08 ..........................       6,000,000       6,210,000
      9.500% 02/15/11 ..........................       5,150,000       5,459,000
    Technical Olympic USA, Inc.,
      9.000% 07/01/10 ..........................      10,200,000       9,945,000
    Toll Brothers, Inc.,
      8.250% 02/01/11 ..........................       1,000,000       1,005,000
    Toll Corp.:
      7.750% 09/15/07 ..........................       2,000,000       1,970,000
      8.000% 05/01/09 ..........................       2,015,000       2,015,000
      8.125% 02/01/09 ..........................       3,750,000       3,768,750
      8.250% 12/01/11 ..........................         200,000         201,000
                                                                     -----------
                                                                      30,573,750
                                                                     -----------
  Hotels (3.7%)
    Extended Stay America, Inc.:
      9.150% 03/15/08 ..........................       8,580,000       8,451,300
      9.875% 06/15/11 ..........................       5,500,000       5,582,500
    Host Marriott LP, Series E,
      8.375% 02/15/06 ..........................       4,250,000       4,207,500
    ITT Corp.,
      6.750% 11/15/05 ..........................      10,000,000      10,000,000
                                                                     -----------
                                                                      28,241,300
                                                                     -----------
  Leisure (1.2%)
    Six Flags, Inc.:
      (b) 04/01/08 .............................       2,500,000       2,418,750
      9.500% 02/01/09 ..........................       4,250,000       4,101,250
      9.750% 06/15/07 ..........................       2,950,000       2,861,500
                                                                     -----------
                                                                       9,381,500
                                                                     -----------

  Non-Food & Drug Retail (0.3%)
    United Stationers Supply Co.,
      8.375% 04/15/08 ..........................       2,530,000       2,552,138
                                                                     -----------
  Packaging (6.5%)
    Ball Corp.:
      6.875% 12/15/12 (a) ......................       6,500,000       6,532,500
      7.750% 08/01/06 ..........................       2,850,000       2,992,500
      8.250% 08/01/08 ..........................       7,000,000       7,367,500
    Constar International Inc.,
      11.000% 12/01/12 .........................       6,900,000       6,865,500
    Owens-Illinois, Inc.:
      7.150% 05/15/05 ..........................       8,225,000       7,906,281
      7.350% 05/15/08 ..........................       2,000,000       1,855,000
      7.500% 05/15/10 ..........................       1,750,000       1,610,000
      8.100% 05/15/07 ..........................       1,800,000       1,737,000
    Silgan Holdings, Inc.,
      9.000% 06/01/09 ..........................      12,413,000      12,940,552
                                                                     -----------
                                                                      49,806,833
                                                                     -----------
  Printing & Publishing (3.9%)
    Dex Media East LLC,
      12.125% 11/15/12 (a) .....................      12,250,000      13,628,125
    R.H. Donnelley Financial Corp.:
      9.625% 12/15/10 (a) ......................       1,320,000       1,412,400
      10.875% 12/15/12 .........................      13,795,000      15,036,550
                                                                     -----------
                                                                      30,077,075
                                                                     -----------
  Railroad (0.2%)
    Kansas City Southern,
      7.500% 06/15/09 ..........................       1,655,000       1,746,025
                                                                     -----------
  Real Estate Investment Trusts (REITs) (1.5%)
    Health Care REIT, Inc.,
      7.500% 08/15/07 ..........................      11,250,000      11,874,184
                                                                     -----------
  Restaurants (2.1%)
    Yum! Brands, Inc.:
      7.450% 05/15/05 ..........................       3,785,000       3,955,325
      7.650% 05/15/08 ..........................       2,000,000       2,100,000
      8.500% 04/15/06 ..........................       3,965,000       4,212,813
      8.750% 04/15/11 ..........................       5,750,000       6,238,750
                                                                     -----------
                                                                      16,506,888
                                                                     -----------
  Services (3.5%)
    Iron Mountain, Inc.:
      8.250% 07/01/11 ..........................       1,120,000       1,153,600
      8.625% 04/01/13 ..........................      13,075,000      13,663,375
      8.750% 09/30/09 ..........................         750,000         773,437

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND (CONT.)
DECEMBER 31, 2002

                                                        Par            Value
--------------------------------------------------------------------------------

    United Rentals, Inc., Series B:
      8.800% 08/15/08 ..........................    $  6,175,000    $  4,924,563
      9.250% 01/15/09 ..........................       4,700,000       3,842,250
      9.500% 06/01/08 ..........................       1,500,000       1,226,250
      10.750% 04/15/08 .........................       1,000,000         995,000
                                                                    ------------
                                                                      26,578,475
                                                                    ------------
  Shipping (1.2%)
    Teekay Shipping Corp.,
      8.875% 07/15/11 ..........................       9,025,000       9,261,906
                                                                    ------------
  Supermarkets (1.7%)
    Great Atlantic & Pacific Tea Co., Inc.,
      9.125% 12/15/11 ..........................       2,123,000       1,528,560
    Winn-Dixie Stores, Inc.,
      8.875% 04/01/08 ..........................      11,250,000      11,503,125
                                                                    ------------
                                                                      13,031,685
                                                                    ------------
  Telecommunications (1.2%)
    Nextel Communications, Inc.:
      9.750% 10/31/07 ..........................       3,775,000       3,491,875
      10.650% 09/15/07 .........................       6,375,000       6,088,125
                                                                    ------------
                                                                       9,580,000
                                                                    ------------
Total Corporate Notes & Bonds
      (Cost of $651,464,591) ...................                     660,624,218
                                                                    ------------
Short-Term Obligation (12.2%)
    Repurchase agreement with State
      Street Bank & Trust Co., dated
      12/31/02, due 01/02/03 at 1.050%,
      collateralized by U.S. Treasury
      Bonds and/or Notes with various
      maturities to 11/15/10, market
      value of $95,709,794 (repurchase
      proceeds $93,824,473)
      (Cost of $93,819,000) ....................      93,819,000      93,819,000
                                                                    ------------
Total Investments (97.8%)
      (Cost of $745,283,591)(c) ................                     754,443,218
                                                                    ------------
Other Assets & Liabilities, Net (2.2%) .........                      17,069,559
                                                                    ------------
Net Assets (100.0%) ............................                    $771,512,777
                                                                    ============

Notes to Schedule of Investments:

(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $79,993,519 which represents 10.4% of net assets.

(b)   Zero coupon bond.

(c)   Cost for federal income tax purposes is $746,476,206.

COLUMBIA DAILY INCOME COMPANY
DECEMBER 31, 2002

                                                       Par             Value
--------------------------------------------------------------------------------

U.S. Government Securities (33.0%)
    Federal National Mortgage
      Association (FNMA):
      1.275% 03/19/03 .......................      $ 9,100,000      $  9,075,086
      1.500% 01/15/03 .......................       10,000,000         9,994,167
      1.586% 01/10/03 (a) ...................       20,000,000        20,000,518
      5.000% 02/14/03 .......................        6,700,000         6,727,597
      5.250% 01/15/03 .......................       11,300,000        11,315,022
    Federal Home Loan Bank (FHLB):
      1.220% 03/12/03 (a) ...................       25,050,000        25,050,677
      1.650% 01/08/03 .......................       13,000,000        12,995,829
      5.125% 01/13/03 .......................       36,905,000        36,945,400
    Federal Home Loan Mortgage
      Corp (FHLMC):
      1.240% 02/25/03 .......................        6,000,000         5,988,633
      1.270% 02/14/03 .......................       30,000,000        29,953,433
      1.270% 04/02/03 .......................       12,000,000        11,985,607
      1.670% 01/02/03 .......................       20,000,000        19,999,072
      7.000% 02/15/03 .......................       21,500,000        21,640,357
    Student Loan Mortgage
      Association (SLMA):
      1.237% 02/20/03 (a) ...................       30,000,000        30,000,000
      1.257% 06/19/03 (a) ...................       35,000,000        35,000,000
      1.297% 04/17/03 (a) ...................       25,000,000        25,000,000
    U.S. Treasury Bills:
      1.618% 01/16/03 .......................        7,000,000         6,995,282
      1.630% 02/06/03 .......................       10,000,000         9,983,700
      1.645% 02/13/03 .......................       10,200,000        10,179,958
      1.649% 02/06/03 .......................       17,000,000        16,971,976
      1.649% 02/27/03 .......................       18,900,000        18,850,654
                                                                    ------------
Total U.S. Government Securities
      (Cost of $374,652,968) ................                        374,652,968
                                                                    ------------
Commercial Paper (66.4%)
    Abbey National North America LLC:
      1.300% 01/09/03 .......................       10,000,000         9,997,111
      1.320% 02/05/03 .......................       10,500,000        10,486,525
      1.325% 02/13/03 .......................        7,500,000         7,488,130
    American Express Credit:
      1.290% 01/14/03 .......................       18,000,000        17,991,615
      1.310% 01/23/03 .......................        6,000,000         5,995,197
      1.310% 01/30/03 .......................       11,500,000        11,487,864
    American General Finance Corp.:
      1.320% 01/31/03 .......................       11,000,000        10,987,900
      1.530% 01/17/03 .......................       10,000,000         9,993,200

                 See Accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                      Par             Value
--------------------------------------------------------------------------------

  American Honda Finance:
    1.300% 01/09/03 ........................    $    7,000,000    $    6,997,978
    1.300% 01/24/03 ........................         8,200,000         8,193,190
    1.310% 01/09/03 ........................         7,200,000         7,197,904
    1.310% 01/24/03 ........................         6,800,000         6,794,309
    1.320% 02/12/03 ........................         6,755,000         6,744,597
  Barclays U.S. Funding Corp.,
    1.320% 02/28/03 ........................        10,000,000         9,978,733
  Becton Kickinson & Co.,
    1.310% 03/17/03 ........................        11,300,000        11,269,160
  BP America Inc.:
    1.300% 01/16/03 ........................        10,000,000         9,994,583
    1.300% 02/12/03 ........................         8,600,000         8,586,957
    1.300% 03/05/03 ........................         9,300,000         9,278,843
    1.300% 03/26/03 ........................         6,400,000         6,380,587
  Caterpillar Financial Services Corp.:
    1.300% 01/17/03 ........................        10,100,000        10,094,165
    1.300% 01/23/03 ........................        11,200,000        11,191,102
    1.320% 03/18/03 ........................        10,000,000         9,972,133
  ChevronTexaco Corp.,
    1.310% 01/17/03 ........................        15,000,000        14,991,267
  Chevron Transport Corp.,
    1.540% 01/07/03 ........................        10,000,000         9,997,433
  Chevron UK Investment PLC,
    1.310% 03/17/03 ........................        10,000,000         9,972,708
  Citicorp:
    1.330% 01/27/03 ........................        29,000,000        28,972,144
    1.340% 01/21/03 ........................         7,000,000         6,994,789
  Deutsche Bank Financial, Inc.:
    1.300% 02/11/03 ........................        10,000,000         9,985,194
    1.310% 03/04/03 ........................        11,000,000        10,975,183
  Dresdner U.S. Finance, Inc.:
    1.540% 02/03/03 ........................        22,000,000        21,968,943
    1.700% 01/03/03 ........................        15,000,000        14,998,583
  General Electric Capital Corp.:
    1.320% 01/08/03 ........................         7,300,000         7,298,126
    1.320% 03/27/03 ........................        12,200,000        12,161,977
    1.420% 05/28/03 (a) ....................        15,000,000        15,004,184
  Goldman Sachs Group, Inc.:
    1.350% 01/22/03 ........................        15,000,000        14,988,188
    1.380% 01/09/03 ........................        20,000,000        19,993,867
  J.P. Morgan Chase & Co.:
    1.340% 01/28/03 ........................        18,000,000        17,981,910
    1.350% 02/24/03 ........................        10,200,000        10,179,345
    1.690% 01/07/03 ........................         7,800,000         7,797,803
  Kraft Foods, Inc.:
    1.300% 01/17/03 ........................         7,000,000         6,995,956
    1.300% 01/29/03 ........................         9,400,000         9,390,496
    1.300% 02/13/03 ........................        11,000,000        10,982,919
  Merck & Co., Inc.:
    1.290% 01/10/03 ........................        15,000,000        14,995,163
    1.290% 01/15/03 ........................        10,000,000         9,994,983
    1.300% 01/31/03 ........................        11,800,000        11,787,217
  Merrill Lynch & Co.:
    1.300% 01/22/03 ........................         9,529,000         9,521,774
    1.300% 01/29/03 ........................         5,000,000         4,994,944
  Metlife Funding, Inc.:
    1.300% 01/23/03 ........................        23,000,000        22,981,728
    1.500% 01/10/03 ........................         9,200,000         9,196,550
  Morgan Stanley:
    1.360% 01/15/03 ........................        11,000,000        10,994,182
    1.360% 01/27/03 ........................         9,000,000         8,991,160
    1.370% 01/28/03 ........................        15,000,000        14,984,588
  Nike, Inc.,
    1.300% 01/08/03 ........................        11,000,000        10,997,219
  PACCAR Financial Corp.:
    1.300% 02/20/03 ........................        17,800,000        17,767,861
    1.300% 02/27/03 ........................         2,900,000         2,894,031
    1.320% 01/02/03 ........................        12,501,000        12,500,542
  Schering Corp.:
    1.300% 01/23/03 ........................        11,000,000        10,991,261
    1.300% 02/10/03 ........................        10,300,000        10,285,122
    1.300% 02/28/03 ........................         1,980,000         1,975,853
  Societe Generale of North America, Inc.:
    1.320% 02/18/03 ........................         7,000,000         6,987,680
    1.560% 01/06/03 ........................        28,000,000        27,993,933
  UBS Finance, Inc.:
    1.290% 01/16/03 ........................        16,000,000        15,991,400
    1.310% 01/17/03 ........................         4,800,000         4,797,205
    1.310% 02/07/03 ........................         7,500,000         7,489,902
    1.350% 01/07/03 ........................         7,000,000         6,998,425
  W.W. Grainger, Inc.,
    1.310% 03/25/03 ........................        17,032,000        16,980,559
  Wells Fargo Financial, Inc.:
    1.300% 01/14/03 ........................         3,300,000         3,298,451
    1.310% 01/21/03 ........................        10,000,000         9,992,722
                                                                  --------------
Total Commercial Paper
    (Cost of $755,117,253) .................                         755,117,253
                                                                  --------------
Total Investments (99.4%)
    (Cost of $1,129,770,221) (b) ...........                       1,129,770,221
                                                                  --------------
Other Assets & Liabilities, Net (0.6%) .....                           6,304,677
                                                                  --------------
Net Assets (100.0%) ........................                      $1,136,074,898
                                                                  ==============

Notes to Schedule of Investments:

(a) Floating rate note whose interest rate is reset periodically based on an index. The interest rate shown reflects the rate in effect at December 31, 2002.

(b) Cost for both financial statement and federal income tax purposes is the same.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

COLUMBIA FUNDS
DECEMBER 31, 2002

                                                                                  Common                              International
                                                                                  Stock              Growth               Stock
                                                                                 Fund (a)           Fund (b)             Fund (a)
                                                                              -------------      ---------------      -------------
ASSETS:
  Investments at identified cost (including short-term obligations) .....     $ 410,245,861      $   791,835,003      $ 178,137,075
                                                                              =============      ===============      =============
  Investments at value ..................................................     $ 411,187,376      $   833,645,119      $ 163,581,827
  Repurchase agreement ..................................................         3,900,000              265,000         10,411,000
                                                                              -------------      ---------------      -------------
   Total Investments at value ...........................................     $ 415,087,376      $   833,910,119      $ 173,992,827
  Cash ..................................................................               586                  988                940
  Foreign currency (cost $5,356) ........................................                --                   --              5,478
  Receivable for:
   Investments sold .....................................................         6,232,792            6,925,162                 --
   Capital stock sold ...................................................           236,723            1,020,938          1,596,454
   Interest .............................................................               247                    8                477
   Dividends ............................................................           487,713              682,580            505,886
   Expense reimbursement due from Advisor ...............................                --                   --                 --
  Prepaid expense .......................................................            87,094               92,217             11,538
  Other assets ..........................................................                46               24,674             93,013
                                                                              -------------      ---------------      -------------
  Total assets ..........................................................       422,132,577          842,656,686        176,206,613
                                                                              -------------      ---------------      -------------
LIABILITIES:
  Payable for:
   Expense reimbursement due to Advisor .................................                --                   --                 --
   Investments purchased on a delayed delivery basis ....................                --                   --                 --
   Investments purchased ................................................         3,502,173            9,032,246                 --
   Capital stock redeemed ...............................................         1,279,704            3,890,088            690,420
   Distributions ........................................................                --                   --                 --
   Investment management fee ............................................           222,970              437,949            139,768
   Transfer agent fee ...................................................           204,831              382,537             95,069
   Pricing and bookkeeping fees .........................................             4,133               13,283              3,177
   Expenses received at merger ..........................................                --               96,106            132,048
   Director's fees ......................................................             5,065               20,250                131
   Custody fee ..........................................................             8,288                9,507             18,056
   Reports to shareholders ..............................................            68,971              103,936             30,938
   Audit fee ............................................................            25,556               23,670             40,655
  Foreign capital gains tax payable .....................................                --                   --             83,377
  Litigation settlement payable .........................................                --                   --                 --
  Other liabilities .....................................................             1,510                   --                 --
                                                                              -------------      ---------------      -------------
  Total liabilities .....................................................         5,323,201           14,009,572          1,233,639
                                                                              -------------      ---------------      -------------
NET ASSETS ..............................................................     $ 416,809,376      $   828,647,114      $ 174,972,974
                                                                              =============      ===============      =============

NET ASSETS consist of:
  Paid-in capital .......................................................     $ 549,919,014      $ 1,259,013,469      $ 237,975,081
  Undistributed (overdistributed) net investment income (loss) ..........                --                   --            (14,405)
  Accumulated net realized gain (loss) ..................................      (137,951,153)        (472,441,471)       (58,883,643)
  Unrealized appreciation (depreciation) on:
   Investments ..........................................................         4,841,515           42,075,116         (4,144,248)
   Foreign currency translations ........................................                --                   --             40,189
                                                                              -------------      ---------------      -------------
NET ASSETS ..............................................................     $ 416,809,376      $   828,647,114      $ 174,972,974
                                                                              =============      ===============      =============

                                                                                                                       Real Estate
                                                                                  Special            Small Cap            Equity
                                                                                 Fund (c)              Fund              Fund (a)
                                                                              ---------------      -------------      -------------
ASSETS:
  Investments at identified cost (including short-term obligations) .....     $   848,865,078      $ 470,140,368      $ 688,674,869
                                                                              ===============      =============      =============
  Investments at value ..................................................     $   786,146,594      $ 467,386,322      $ 724,226,857
  Repurchase agreement ..................................................          86,371,000         24,593,000         24,662,000
                                                                              ---------------      -------------      -------------
   Total Investments at value ...........................................     $   872,517,594      $ 491,979,322      $ 748,888,857
  Cash ..................................................................              38,559                231                473
  Foreign currency (cost $5,356) ........................................                  --                 --                 --
  Receivable for:
   Investments sold .....................................................             546,836          2,966,811         29,409,374
   Capital stock sold ...................................................           2,046,914          1,016,630          4,885,113
   Interest .............................................................               2,519                717                719
   Dividends ............................................................             266,879             24,270          3,877,395
   Expense reimbursement due from Advisor ...............................                  --                 --                 --
  Prepaid expense .......................................................             106,829              9,382             68,954
  Other assets ..........................................................                 250                 --                671
                                                                              ---------------      -------------      -------------
  Total assets ..........................................................         875,526,380        495,997,363        787,131,556
                                                                              ---------------      -------------      -------------
LIABILITIES:
  Payable for:
   Expense reimbursement due to Advisor .................................                  --                 --                 --
   Investments purchased on a delayed delivery basis ....................                  --                 --                 --
   Investments purchased ................................................          30,566,043          1,165,767          1,284,184
   Capital stock redeemed ...............................................           4,580,086            996,684          8,229,218
   Distributions ........................................................                  --                 --                 --
   Investment management fee ............................................             612,744            437,182            496,622
   Transfer agent fee ...................................................             248,182            244,329             68,765
   Pricing and bookkeeping fees .........................................               6,738              4,310              4,176
   Expenses received at merger ..........................................             363,576                 --                 --
   Director's fees ......................................................               5,913              3,865              3,659
   Custody fee ..........................................................               5,858             29,740              4,917
   Reports to shareholders ..............................................              57,043             33,908             17,458
   Audit fee ............................................................              21,939             28,819             21,685
  Foreign capital gains tax payable .....................................                  --                 --                 --
  Litigation settlement payable .........................................                  --                 --                 --
  Other liabilities .....................................................                 562             21,691             10,364
                                                                              ---------------      -------------      -------------
  Total liabilities .....................................................          36,468,684          2,966,295         10,141,048
                                                                              ---------------      -------------      -------------
NET ASSETS ..............................................................     $   839,057,696      $ 493,031,068      $ 776,990,508
                                                                              ===============      =============      =============

NET ASSETS consist of:
  Paid-in capital .......................................................     $ 1,100,692,718      $ 709,888,628      $ 735,305,103
  Undistributed (overdistributed) net investment income (loss) ..........              (3,410)           180,997          5,750,071
  Accumulated net realized gain (loss) ..................................        (285,284,128)      (238,877,511)       (24,278,654)
  Unrealized appreciation (depreciation) on:
   Investments ..........................................................          23,652,516         21,838,954         60,213,988
   Foreign currency translations ........................................                  --                 --                 --
                                                                              ---------------      -------------      -------------
NET ASSETS ..............................................................     $   839,057,696      $ 493,031,068      $ 776,990,508
                                                                              ===============      =============      =============


                                                                                                    Strategic
                                                                                Technology            Value             Balanced
                                                                                 Fund (a)            Fund (a)            Fund (a)
                                                                               ------------       -------------       -------------
ASSETS:
  Investments at identified cost (including short-term obligations) .....      $  7,553,470       $ 272,098,916       $ 667,127,838
                                                                               ============       =============       =============
  Investments at value ..................................................      $  7,946,203       $ 236,603,693       $ 653,123,987
  Repurchase agreement ..................................................                --          29,413,000          31,703,000
                                                                               ------------       -------------       -------------
   Total Investments at value ...........................................      $  7,946,203       $ 266,016,693       $ 684,826,987
  Cash ..................................................................           130,602                 227             409,117
  Foreign currency (cost $5,356) ........................................                --                  --                  --
  Receivable for:
   Investments sold .....................................................           429,226           3,668,782          15,883,374
   Capital stock sold ...................................................            14,815             244,254             687,607
   Interest .............................................................                --                 858           2,804,797
   Dividends ............................................................             1,654             330,213             454,848
   Expense reimbursement due from Advisor ...............................            10,413              18,418                  --
  Prepaid expense .......................................................            87,773              14,942              86,447
  Other assets ..........................................................            13,093                  --                  --
                                                                               ------------       -------------       -------------
  Total assets ..........................................................         8,633,779         270,294,387         705,153,177
                                                                               ------------       -------------       -------------
LIABILITIES:
  Payable for:
   Expense reimbursement due to Advisor .................................                --                  --                  --
   Investments purchased on a delayed delivery basis ....................                --                  --          23,267,366
   Investments purchased ................................................           493,989           2,549,594           8,408,029
   Capital stock redeemed ...............................................            23,117           1,514,030           3,388,641
   Distributions ........................................................                --                  --                  --
   Investment management fee ............................................             7,447             180,916             296,654
   Transfer agent fee ...................................................                --              66,426             179,114
   Pricing and bookkeeping fees .........................................             2,429                  --               9,240
   Expenses received at merger ..........................................                --              96,940                  --
   Director's fees ......................................................                71                 848               7,070
   Custody fee ..........................................................             1,140               2,501               4,499
   Reports to shareholders ..............................................            18,001              11,343              66,895
   Audit fee ............................................................            24,065              23,995              28,813
  Foreign capital gains tax payable .....................................                --                  --                  --
  Litigation settlement payable .........................................                --                  --                  --
  Other liabilities .....................................................                --               6,574               6,773
                                                                               ------------       -------------       -------------
  Total liabilities .....................................................           570,259           4,453,167          35,663,094
                                                                               ------------       -------------       -------------
NET ASSETS ..............................................................      $  8,063,520       $ 265,841,220       $ 669,490,083
                                                                               ============       =============       =============

NET ASSETS consist of:
  Paid-in capital .......................................................      $ 16,856,383       $ 303,152,420       $ 799,124,327
  Undistributed (overdistributed) net investment income (loss) ..........                --              62,338            (355,183)
  Accumulated net realized gain (loss) ..................................        (9,185,596)        (31,291,164)       (146,978,210)
  Unrealized appreciation (depreciation) on:
   Investments ..........................................................           392,733          (6,082,223)         17,699,149
   Foreign currency translations ........................................                --                (151)                 --
                                                                               ------------       -------------       -------------
NET ASSETS ..............................................................      $  8,063,520       $ 265,841,220       $ 669,490,083
                                                                               ============       =============       =============

                                                                                                                           National
                                                                                  Short Term          Fixed Income         Municipal
                                                                                      Bond             Securities            Bond
                                                                                    Fund (c)             Fund (a)          Fund (a)
                                                                                 -------------       -------------       -----------
ASSETS:
  Investments at identified cost (including short-term obligations) .......      $ 392,820,830       $ 565,768,219       $15,553,822
                                                                                 =============       =============       ===========
  Investments at value ....................................................      $ 336,363,558       $ 507,149,756       $16,309,275
  Repurchase agreement ....................................................         63,247,000          82,698,000                --
                                                                                 -------------       -------------       -----------
   Total Investments at value .............................................      $ 399,610,558       $ 589,847,756       $16,309,275
  Cash ....................................................................          1,174,637                 540                --
  Foreign currency (cost $5,356) ..........................................                 --                  --                --
  Receivable for:
   Investments sold .......................................................                 --           8,091,336                --
   Capital stock sold .....................................................          2,533,085           3,052,663            48,611
   Interest ...............................................................          2,882,270           5,376,871           219,815
   Dividends ..............................................................                 --                  --                --
   Expense reimbursement due from Advisor .................................                 --                  --             5,699
  Prepaid expense .........................................................            124,671              72,192           118,859
  Other assets ............................................................                 --                  --             6,343
                                                                                 -------------       -------------       -----------
  Total assets ............................................................        406,325,221         606,441,358        16,708,602
                                                                                 -------------       -------------       -----------
LIABILITIES:
  Payable for:
   Expense reimbursement due to Advisor ...................................             26,325                  --                --
   Investments purchased on a delayed delivery basis ......................                 --          48,461,431                --
   Investments purchased ..................................................         37,547,432           6,394,432                --
   Capital stock redeemed .................................................            878,768             740,099                --
   Distributions ..........................................................            303,426              91,259             2,429
   Investment management fee ..............................................            126,420             228,425             7,161
   Transfer agent fee .....................................................             17,543              67,158             2,869
   Pricing and bookkeeping fees ...........................................              3,151               5,200                --
   Expenses received at merger ............................................                 --                  --                --
   Director's fees ........................................................             16,670              12,886             5,185
   Custody fee ............................................................              1,067               5,710                --
   Reports to shareholders ................................................             14,225               8,000             8,631
   Audit fee ..............................................................             17,175              22,875            22,997
  Foreign capital gains tax payable .......................................                 --                  --                --
  Litigation settlement payable ...........................................                 --                  --                --
  Other liabilities .......................................................             25,189              42,283                75
                                                                                 -------------       -------------       -----------
  Total liabilities .......................................................         38,977,391          56,079,758            49,347
                                                                                 -------------       -------------       -----------
NET ASSETS ................................................................      $ 367,347,830       $ 550,361,600       $16,659,255
                                                                                 =============       =============       ===========

NET ASSETS consist of:
  Paid-in capital .........................................................      $ 364,156,495       $ 539,117,101       $15,885,220
  Undistributed (overdistributed) net investment income (loss) ............           (204,761)           (885,594)            4,896
  Accumulated net realized gain (loss) ....................................         (3,393,632)        (11,949,444)           13,686
  Unrealized appreciation (depreciation) on:
   Investments ............................................................          6,789,728          24,079,537           755,453
   Foreign currency translations ..........................................                 --                  --                --
                                                                                 -------------       -------------       -----------
NET ASSETS ................................................................      $ 367,347,830       $ 550,361,600       $16,659,255
                                                                                 =============       =============       ===========

                                                                                   Oregon
                                                                                  Municipal                               Daily
                                                                                    Bond           High Yield             Income
                                                                                   Fund (a)          Fund (a)             Company
                                                                                ------------      -------------       --------------
ASSETS:
  Investments at identified cost (including short-term obligations) ......      $482,002,493      $ 745,283,591       $1,129,770,221
                                                                                ============      =============       ==============
  Investments at value ...................................................      $506,513,987      $ 660,624,218       $1,129,770,221
  Repurchase agreement ...................................................                --         93,819,000                   --
                                                                                ------------      -------------       --------------
   Total Investments at value ............................................      $506,513,987      $ 754,443,218       $1,129,770,221
  Cash ...................................................................                --          2,616,140            4,068,297
  Foreign currency (cost $5,356) .........................................                --                 --                   --
  Receivable for:
   Investments sold ......................................................                --                 --
   Capital stock sold ....................................................           259,896          7,866,774            4,416,339
   Interest ..............................................................         6,523,655         12,183,276            2,205,874
   Dividends .............................................................                --                 --                   --
   Expense reimbursement due from Advisor ................................                --                 --                   --
  Prepaid expense ........................................................           112,029            104,009               23,745
  Other assets ...........................................................                --                 --                1,193
                                                                                ------------      -------------       --------------
  Total assets ...........................................................       513,409,567        777,213,417        1,140,485,669
                                                                                ------------      -------------       --------------
LIABILITIES:
  Payable for:
   Expense reimbursement due to Advisor ..................................                --                 --                   --
   Investments purchased on a delayed delivery basis .....................                --                 --                   --
   Investments purchased .................................................                --          2,615,656                   --
   Capital stock redeemed ................................................         2,514,358          1,675,013            3,533,896
   Distributions .........................................................           403,006            862,657               10,440
   Investment management fee .............................................           214,037            369,472              505,247
   Transfer agent fee ....................................................            63,114             53,852              211,574
   Pricing and bookkeeping fees ..........................................             5,114              4,143                9,847
   Expenses received at merger ...........................................                --                 --                   --
   Director's fees .......................................................               659              1,349                8,325
   Custody fee ...........................................................             1,589              1,592               34,498
   Reports to shareholders ...............................................            12,806             16,342               70,000
   Audit fee .............................................................            29,703             20,329               26,944
  Foreign capital gains tax payable ......................................                --                 --                   --
  Litigation settlement payable ..........................................                --             66,207                   --
  Other liabilities ......................................................             2,213             14,028                   --
                                                                                ------------      -------------       --------------
  Total liabilities ......................................................         3,246,599          5,700,640            4,410,771
                                                                                ------------      -------------       --------------
NET ASSETS ...............................................................      $510,162,968      $ 771,512,777       $1,136,074,898
                                                                                ============      =============       ==============

NET ASSETS consist of:
  Paid-in capital ........................................................      $485,233,080      $ 801,258,492       $1,136,074,898
  Undistributed (overdistributed) net investment income (loss) ...........           131,976           (989,027)                  --
  Accumulated net realized gain (loss) ...................................           286,418        (37,916,315)                  --
  Unrealized appreciation (depreciation) on:
   Investments ...........................................................        24,511,494          9,159,627                   --
   Foreign currency translations .........................................                --                 --                   --
                                                                                ------------      -------------       --------------
NET ASSETS ...............................................................      $510,162,968      $ 771,512,777       $1,136,074,898
                                                                                ============      =============       ==============

                 See Accompanying Notes to Financial Statements


                                    122 & 123

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

COLUMBIA FUNDS
DECEMBER 31, 2002


                                                                               Common                                International
                                                                               Stock               Growth                Stock
                                                                              Fund (a)             Fund (b)             Fund (a)
                                                                          ---------------      ---------------      ---------------
NET ASSETS:
Class A Shares ....................................................       $        31,899      $     3,076,679      $    20,178,418
                                                                          ===============      ===============      ===============
Class B Shares ....................................................       $       109,430      $       114,331      $    10,920,486
                                                                          ===============      ===============      ===============
Class D Shares ....................................................       $        29,996      $       103,387      $       541,760
                                                                          ===============      ===============      ===============
Class G Shares ....................................................                    --      $    13,704,886                   --
                                                                          ===============      ===============      ===============
Class T Shares ....................................................                    --                   --                   --
                                                                          ===============      ===============      ===============
Class Z Shares ....................................................       $   416,638,051      $   811,647,831      $   143,332,310
                                                                          ===============      ===============      ===============
SHARES OUTSTANDING:
Class A Shares ....................................................                 2,140              147,670            2,008,705
                                                                          ===============      ===============      ===============
Class B Shares ....................................................                 7,339                5,492            1,090,264
                                                                          ===============      ===============      ===============
Class D Shares ....................................................                 2,011                4,966               54,053
                                                                          ===============      ===============      ===============
Class G Shares ....................................................                    --              658,080                   --
                                                                          ===============      ===============      ===============
Class T Shares ....................................................                    --                   --                   --
                                                                          ===============      ===============      ===============
Class Z Shares ....................................................            27,950,415           38,931,730           14,262,004
                                                                          ===============      ===============      ===============
CLASS A SHARES:
Net asset value per share (d) .....................................       $         14.91      $         20.83      $         10.05
                                                                          ===============      ===============      ===============
Maximum sales charge ..............................................                  5.75%                5.75%                5.75%
                                                                          ===============      ===============      ===============
Maximum offering price per share (e) ..............................       $         15.82      $         22.10      $         10.66
                                                                          ===============      ===============      ===============
CLASS B SHARES:
Net asset value and offering price per share (d) ..................       $         14.91      $         20.82      $         10.02
                                                                          ===============      ===============      ===============
CLASS D SHARES:
Net asset value per share (d) .....................................       $         14.92      $         20.82      $         10.02
                                                                          ===============      ===============      ===============
Maximum sales charge ..............................................                  1.00%                1.00%                1.00%
                                                                          ===============      ===============      ===============
Maximum offering price per share (e) ..............................       $         15.07      $         21.03      $         10.12
                                                                          ===============      ===============      ===============
CLASS G SHARES:
Net asset value and offering price per share (d) ..................                    --      $         20.83                   --
                                                                          ===============      ===============      ===============
CLASS T SHARES:
Net asset value per share (d) .....................................                    --                   --                   --
                                                                          ===============      ===============      ===============
Maximum sales charge ..............................................                    --                   --                   --
                                                                          ===============      ===============      ===============
Maximum offering price per share (e) ..............................                    --                   --                   --
                                                                          ===============      ===============      ===============
CLASS Z SHARES:
Net asset value, offering and redemption price per share ..........       $         14.91      $         20.85      $         10.05
                                                                          ===============      ===============      ===============


                                                                                                                      Real Estate
                                                                              Special             Small Cap              Equity
                                                                              Fund (c)              Fund                Fund (a)
                                                                          ---------------      ---------------      ---------------
NET ASSETS:
Class A Shares ....................................................       $     1,180,194                   --      $       905,262
                                                                          ===============      ===============      ===============
Class B Shares ....................................................       $     3,383,258                   --      $     1,073,851
                                                                          ===============      ===============      ===============
Class D Shares ....................................................       $       433,172                   --      $       364,934
                                                                          ===============      ===============      ===============
Class G Shares ....................................................       $       753,358                   --                   --
                                                                          ===============      ===============      ===============
Class T Shares ....................................................       $    25,966,194                   --                   --
                                                                          ===============      ===============      ===============
Class Z Shares ....................................................       $   807,341,520      $   493,031,068      $   774,646,461
                                                                          ===============      ===============      ===============
SHARES OUTSTANDING:
Class A Shares ....................................................                79,895                   --               50,859
                                                                          ===============      ===============      ===============
Class B Shares ....................................................               229,171                   --               60,254
                                                                          ===============      ===============      ===============
Class D Shares ....................................................                29,345                   --               20,481
                                                                          ===============      ===============      ===============
Class G Shares ....................................................                51,005                   --                   --
                                                                          ===============      ===============      ===============
Class T Shares ....................................................             1,755,438                   --                   --
                                                                          ===============      ===============      ===============
Class Z Shares ....................................................            54,586,611           30,239,716           43,497,972
                                                                          ===============      ===============      ===============
CLASS A SHARES:
Net asset value per share (d) .....................................       $         14.77                   --      $         17.80
                                                                          ===============      ===============      ===============
Maximum sales charge ..............................................                  5.75%                  --                 5.75%
                                                                          ===============      ===============      ===============
Maximum offering price per share (e) ..............................       $         15.67                   --      $         18.89
                                                                          ===============      ===============      ===============
CLASS B SHARES:
Net asset value and offering price per share (d) ..................       $         14.76                   --      $         17.82
                                                                          ===============      ===============      ===============
CLASS D SHARES:
Net asset value per share (d) .....................................       $         14.76                   --      $         17.82
                                                                          ===============      ===============      ===============
Maximum sales charge ..............................................                  1.00%                  --                 1.00%
                                                                          ===============      ===============      ===============
Maximum offering price per share (e) ..............................       $         14.91                   --      $         18.00
                                                                          ===============      ===============      ===============
CLASS G SHARES:
Net asset value and offering price per share (d) ..................       $         14.77                   --                   --
                                                                          ===============      ===============      ===============
CLASS T SHARES:
Net asset value per share (d) .....................................       $         14.79                   --                   --
                                                                          ===============      ===============      ===============
Maximum sales charge ..............................................                  5.75%                  --                   --
                                                                          ===============      ===============      ===============
Maximum offering price per share (e) ..............................       $         15.69                   --                   --
                                                                          ===============      ===============      ===============
CLASS Z SHARES:
Net asset value, offering and redemption price per share ..........       $         14.79      $         16.30      $         17.81
                                                                          ===============      ===============      ===============


                                                                                                  Strategic
                                                                              Technology            Value              Balanced
                                                                                Fund (a)           Fund (a)             Fund (a)
                                                                            ---------------    ---------------      ---------------
NET ASSETS:
Class A Shares ......................................................       $         1,009    $    53,525,810      $       145,866
                                                                            ===============    ===============      ===============
Class B Shares ......................................................       $         6,719    $     2,350,488      $       607,537
                                                                            ===============    ===============      ===============
Class D Shares ......................................................       $           995    $       355,320      $       446,409
                                                                            ===============    ===============      ===============
Class G Shares ......................................................                    --                 --                   --
                                                                            ===============    ===============      ===============
Class T Shares ......................................................                    --                 --                   --
                                                                            ===============    ===============      ===============
Class Z Shares ......................................................       $     8,054,797    $   209,609,602      $   668,290,271
                                                                            ===============    ===============      ===============
SHARES OUTSTANDING:
Class A Shares ......................................................                   266          4,078,004                8,325
                                                                            ===============    ===============      ===============
Class B Shares ......................................................                 1,777            179,403               34,675
                                                                            ===============    ===============      ===============
Class D Shares ......................................................                   263             27,113               25,491
                                                                            ===============    ===============      ===============
Class G Shares ......................................................                    --                 --                   --
                                                                            ===============    ===============      ===============
Class T Shares ......................................................                    --                 --                   --
                                                                            ===============    ===============      ===============
Class Z Shares ......................................................             2,127,027         15,957,937           38,157,175
                                                                            ===============    ===============      ===============
CLASS A SHARES:
Net asset value per share (d) .......................................       $          3.79    $         13.13      $         17.52
                                                                            ===============    ===============      ===============
Maximum sales charge ................................................                  5.75%              5.75%                5.75%
                                                                            ===============    ===============      ===============
Maximum offering price per share (e) ................................       $          4.02    $         13.93      $         18.59
                                                                            ===============    ===============      ===============
CLASS B SHARES:
Net asset value and offering price per share (d) ....................       $          3.78    $         13.10      $         17.52
                                                                            ===============    ===============      ===============
CLASS D SHARES:
Net asset value per share (d) .......................................       $          3.78    $         13.11      $         17.51
                                                                            ===============    ===============      ===============
Maximum sales charge ................................................                  1.00%              1.00%                1.00%
                                                                            ===============    ===============      ===============
Maximum offering price per share (e) ................................       $          3.82    $         13.24      $         17.69
                                                                            ===============    ===============      ===============
CLASS G SHARES:
Net asset value and offering price per share (d) ....................                    --                 --                   --
                                                                            ===============    ===============      ===============
CLASS T SHARES:
Net asset value per share (d) .......................................                    --                 --                   --
                                                                            ===============    ===============      ===============
Maximum sales charge ................................................                    --                 --                   --
                                                                            ===============    ===============      ===============
Maximum offering price per share (e) ................................                    --                 --                   --
                                                                            ===============    ===============      ===============
CLASS Z SHARES:
Net asset value, offering and redemption price per share ............       $          3.79    $         13.14      $         17.51
                                                                            ===============    ===============      ===============

                                                                                                                        National
                                                                             Short Term          Fixed Income          Municipal
                                                                                Bond              Securities             Bond
                                                                              Fund (c)             Fund (a)             Fund (a)
                                                                           --------------       --------------       --------------
NET ASSETS:
Class A Shares .....................................................       $    5,543,298       $      945,198       $       67,225
                                                                           ==============       ==============       ==============
Class B Shares .....................................................       $    6,260,511       $    1,465,811       $       72,274
                                                                           ==============       ==============       ==============
Class D Shares .....................................................       $    5,222,795       $      426,628       $       49,972
                                                                           ==============       ==============       ==============
Class G Shares .....................................................       $    1,874,428                   --                   --
                                                                           ==============       ==============       ==============
Class T Shares .....................................................       $   30,858,593                   --                   --
                                                                           ==============       ==============       ==============
Class Z Shares .....................................................       $  317,588,205       $  547,523,963       $   16,469,784
                                                                           ==============       ==============       ==============
SHARES OUTSTANDING:
Class A Shares .....................................................              639,138               69,887                6,537
                                                                           ==============       ==============       ==============
Class B Shares .....................................................              721,794              108,381                7,028
                                                                           ==============       ==============       ==============
Class D Shares .....................................................              602,209               31,544                4,859
                                                                           ==============       ==============       ==============
Class G Shares .....................................................              216,140                   --                   --
                                                                           ==============       ==============       ==============
Class T Shares .....................................................            3,558,295                   --                   --
                                                                           ==============       ==============       ==============
Class Z Shares .....................................................           36,621,504           40,483,546            1,601,690
                                                                           ==============       ==============       ==============
CLASS A SHARES:
Net asset value per share (d) ......................................       $         8.67       $        13.52       $        10.28
                                                                           ==============       ==============       ==============
Maximum sales charge ...............................................                 4.75%                4.75%                4.75%
                                                                           ==============       ==============       ==============
Maximum offering price per share (e) ...............................       $         9.10       $        14.19       $        10.79
                                                                           ==============       ==============       ==============
CLASS B SHARES:
Net asset value and offering price per share (d) ...................       $         8.67       $        13.52       $        10.28
                                                                           ==============       ==============       ==============
CLASS D SHARES:
Net asset value per share (d) ......................................       $         8.67       $        13.52       $        10.28
                                                                           ==============       ==============       ==============
Maximum sales charge ...............................................                 1.00%                1.00%                1.00%
                                                                           ==============       ==============       ==============
Maximum offering price per share (e) ...............................       $         8.76       $        13.66       $        10.38
                                                                           ==============       ==============       ==============
CLASS G SHARES:
Net asset value and offering price per share (d) ...................       $         8.67                   --                   --
                                                                           ==============       ==============       ==============
CLASS T SHARES:
Net asset value per share (d) ......................................       $         8.67                   --                   --
                                                                           ==============       ==============       ==============
Maximum sales charge ...............................................                 4.75%                  --                   --
                                                                           ==============       ==============       ==============
Maximum offering price per share (e) ...............................       $         9.10                   --                   --
                                                                           ==============       ==============       ==============
CLASS Z SHARES:
Net asset value, offering and redemption price per share ...........       $         8.67       $        13.52       $        10.28
                                                                           ==============       ==============       ==============

                                                                              Oregon
                                                                             Municipal                                   Daily
                                                                               Bond                High Yield           Income
                                                                             Fund (a)               Fund (a)            Company
                                                                          ---------------       ---------------     ---------------
NET ASSETS:
Class A Shares ....................................................       $       476,716       $    33,992,401                  --
                                                                          ===============       ===============     ===============
Class B Shares ....................................................       $       373,270       $    16,700,580                  --
                                                                          ===============       ===============     ===============
Class D Shares ....................................................       $       447,678       $    18,034,827                  --
                                                                          ===============       ===============     ===============
Class G Shares ....................................................                    --                    --                  --
                                                                          ===============       ===============     ===============
Class T Shares ....................................................                    --                    --                  --
                                                                          ===============       ===============     ===============
Class Z Shares ....................................................       $   508,865,304       $   702,784,969     $ 1,136,074,898
                                                                          ===============       ===============     ===============
SHARES OUTSTANDING:
Class A Shares ....................................................                38,137             4,063,256                  --
                                                                          ===============       ===============     ===============
Class B Shares ....................................................                29,862             1,996,430                  --
                                                                          ===============       ===============     ===============
Class D Shares ....................................................                35,816             2,155,867                  --
                                                                          ===============       ===============     ===============
Class G Shares ....................................................                    --                    --                  --
                                                                          ===============       ===============     ===============
Class T Shares ....................................................                    --                    --                  --
                                                                          ===============       ===============     ===============
Class Z Shares ....................................................            40,709,690            84,011,076       1,136,074,898
                                                                          ===============       ===============     ===============
CLASS A SHARES:
Net asset value per share (d) .....................................       $         12.50       $          8.37                  --
                                                                          ===============       ===============     ===============
Maximum sales charge ..............................................                  4.75%                 4.75%                 --
                                                                          ===============       ===============     ===============
Maximum offering price per share (e) ..............................       $         13.12       $          8.79                  --
                                                                          ===============       ===============     ===============
CLASS B SHARES:
Net asset value and offering price per share (d) ..................       $         12.50       $          8.37                  --
                                                                          ===============       ===============     ===============
CLASS D SHARES:
Net asset value per share (d) .....................................       $         12.50       $          8.37                  --
                                                                          ===============       ===============     ===============
Maximum sales charge ..............................................                  1.00%                 1.00%                 --
                                                                          ===============       ===============     ===============
Maximum offering price per share (e) ..............................       $         12.63       $          8.45                  --
                                                                          ===============       ===============     ===============
CLASS G SHARES:
Net asset value and offering price per share (d) ..................                    --                    --                  --
                                                                          ===============       ===============     ===============
CLASS T SHARES:
Net asset value per share (d) .....................................                    --                    --                  --
                                                                          ===============       ===============     ===============
Maximum sales charge ..............................................                    --                    --                  --
                                                                          ===============       ===============     ===============
Maximum offering price per share (e) ..............................                    --                    --                  --
                                                                          ===============       ===============     ===============
CLASS Z SHARES:
Net asset value, offering and redemption price per share ..........       $         12.50       $          8.37     $          1.00
                                                                          ===============       ===============     ===============

(a) Effective November 1, 2002, the Fund began offering four classes of shares: Class A, Class B, Class D and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.

(b) Effective November 1, 2002, the Fund began offering five classes of shares: Class A, Class B, Class D, Class G and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.

(c)   Effective November 1, 2002, the Fund began offering six classes of shares:
      Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, the Fund was single class which was subsequently named Class Z shares.

(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(e)   On sales of $50,000 or more the offering price is reduced.

                 See Accompanying Notes to Financial Statements


                                    124 & 125

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

COLUMBIA FUNDS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                     Common                      International
                                     Stock          Growth           Stock          Special        Small Cap
                                      Fund           Fund             Fund            Fund           Fund
                                  -----------     -----------     -----------     -----------     -----------
NET INVESTMENT INCOME:
Income:
   Interest ..................    $   229,515     $   449,657     $   114,715     $   949,650     $   681,219
   Dividends .................      6,711,144       7,349,063       2,157,855       1,644,758       1,321,481
   Foreign withholding tax ...        (18,265)        (10,874)        (91,099)         (3,053)         (2,089)
                                  -----------     -----------     -----------     -----------     -----------
     Total income ............      6,922,394       7,787,846       2,181,471       2,591,355       2,000,611
                                  -----------     -----------     -----------     -----------     -----------
Expenses:
Investment management fee ....      3,238,954       5,819,523       1,375,061       6,341,031       5,936,461
Distribution fee:
  Class B ....................             69              60          13,000           1,449              --
  Class D ....................             22              21             677             255              --
  Class G ....................             --           3,772              --             274              --
Service fee:
  Class A ....................              1             486           7,932             165              --
  Class B ....................             23              20           4,334             483              --
  Class D ....................              7               7             226              85              --
  Class G ....................             --           4,689              --             126              --
  Class T ....................             --              --              --           4,340              --
Transfer agent fee:
  Class A ....................              1             640          14,203             411              --
  Class B ....................             33              14          27,810           1,716              --
  Class D ....................              9               6           1,896             223              --
  Class G ....................             --           2,860              --             365              --
  Class T ....................             --              --              --           7,348              --
  Class Z ....................      1,046,415       1,789,843         473,231       1,238,675       1,088,066
Pricing and bookkeeping fees .         59,296          64,564          45,673          48,716          41,111
Director's fees ..............          6,703          23,235           1,405           7,892           5,650
Custody fee ..................         57,599          89,652         117,990          58,398         119,978
Registration fee .............         28,103          59,990          24,550          96,632          48,305
Reports to shareholders ......        120,051         218,259          60,152         129,814          41,000
Other expenses ...............         59,421          60,150         108,722          51,651          75,012
                                  -----------     -----------     -----------     -----------     -----------
   Total Expenses ............      4,616,707       8,137,791       2,276,862       7,990,049       7,355,583
Expenses reimbursed by Advisor             --              --              --              --              --
Fees waived by Distributor:
  Class D ....................             --              --              --              --              --
Fees waived by Advisor:
  Class A ....................             --              --              --              (7)             --
  Class B ....................             --              --          (1,907)           (232)             --
  Class D ....................             --              --            (677)            (30)             --
  Class G ....................             --              --              --              --              --
  Class T ....................             --              --              --              --              --
  Class Z ....................             --              --         (28,388)        (53,363)             --
Custody earnings credit ......         (8,314)        (15,433)         (4,016)         (8,834)         (5,412)
                                  -----------     -----------     -----------     -----------     -----------
Net Expenses .................      4,608,393       8,122,358       2,241,874       7,927,583       7,350,171
                                  -----------     -----------     -----------     -----------     -----------
 Net Investment Income (Loss)       2,314,001        (334,512)        (60,403)     (5,336,228)     (5,349,560)
                                  -----------     -----------     -----------     -----------     -----------

                                    Real Estate                     Strategic                       Short Term
                                       Equity        Technology       Value          Balanced          Bond
                                        Fund            Fund          Fund             Fund            Fund
                                    ------------     ---------     -----------     ------------     -----------
NET INVESTMENT INCOME:
Income:
   Interest ..................      $    930,645     $  31,974     $ 1,027,689     $ 20,569,722     $ 4,691,435
   Dividends .................        39,529,407         8,964       3,593,016        5,952,089              --
   Foreign withholding tax ...                --           (31)        (27,839)         (18,441)             --
                                    ------------     ---------     -----------     ------------     -----------
     Total income ............        40,460,052        40,907       4,592,866       26,503,370       4,691,435
                                    ------------     ---------     -----------     ------------     -----------
Expenses:
Investment management fee ....         5,602,888        98,750       2,087,191        4,095,196         506,173
Distribution fee:
  Class B ....................               594             1           2,732              309           3,368
  Class D ....................               252             1             443              269           3,336
  Class G ....................                --            --              --               --             771
Service fee:
  Class A ....................               146             1          21,940               18             877
  Class B ....................               198             1             911              103           1,123
  Class D ....................                84             1             148               90           1,113
  Class G ....................                --            --              --               --             178
  Class T ....................                --            --              --               --           2,924
Transfer agent fee:
  Class A ....................               461             1          11,499               20           1,019
  Class B ....................               617             1           2,822              116           1,342
  Class D ....................               262             1             342              100           1,229
  Class G ....................                --            --              --               --             848
  Class T ....................                --            --              --               --          14,198
  Class Z ....................         1,097,605        68,283         374,745        1,162,975         107,163
Pricing and bookkeeping fees .            56,126        29,778          30,577           83,151          34,964
Director's fees ..............             5,834           100           1,667            9,537          16,916
Custody fee ..................            46,397        16,384          62,349           73,391          12,842
Registration fee .............            79,025        13,477          35,326           27,365          48,629
Reports to shareholders ......           109,881        21,065          41,058          187,492          25,448
Other expenses ...............            69,201        32,788          52,893           79,594              --
                                    ------------     ---------     -----------     ------------     -----------
   Total Expenses ............         7,069,571       280,633       2,726,643        5,719,726         784,461
Expenses reimbursed by Advisor                --      (116,580)             --               --         (23,013)
Fees waived by Distributor:
  Class D ....................                --            --              --               --          (2,670)
Fees waived by Advisor:
  Class A ....................                --            --              --               --              --
  Class B ....................                --            --            (838)              --              --
  Class D ....................                --            --             (89)              --              --
  Class G ....................                --            --              --               --              --
  Class T ....................                --            --              --               --              --
  Class Z ....................                --            --         (10,434)              --              --
Custody earnings credit ......            (4,979)         (578)         (2,643)         (10,542)         (3,853)
                                    ------------     ---------     -----------     ------------     -----------
Net Expenses .................         7,064,592       163,475       2,712,639        5,709,184         754,925
                                    ------------     ---------     -----------     ------------     -----------
 Net Investment Income (Loss)         33,395,460      (122,568)      1,880,227       20,794,186       3,936,510
                                    ------------     ---------     -----------     ------------     -----------

                                         Fixed         National        Oregon
                                         Income        Municipal       Municipal                         Daily
                                       Securities         Bond           Bond          High Yield        Income
                                          Fund            Fund           Fund             Fund           Company
                                      ------------     ---------     ------------     ------------     ------------
NET INVESTMENT INCOME:
Income:
   Interest ..................        $ 27,993,729     $ 700,337     $ 25,331,023     $ 32,819,203     $ 21,497,684
   Dividends .................                  --            --               --               --               --
   Foreign withholding tax ...                  --            --               --          (66,207)              --
                                      ------------     ---------     ------------     ------------     ------------
     Total income ............          27,993,729       700,337       25,331,023       32,752,996       21,497,684
                                      ------------     ---------     ------------     ------------     ------------
Expenses:
Investment management fee ....           2,477,847        73,374        2,513,517        2,629,803        5,671,913
Distribution fee:
  Class B ....................                 716            45              285            9,437               --
  Class D ....................                 250            35              378            9,091               --
  Class G ....................                  --            --               --               --               --
Service fee:
  Class A ....................                  94            12               68            4,520               --
  Class B ....................                 239            15               95            3,146               --
  Class D ....................                  83            12              126            3,030               --
  Class G ....................                  --            --               --               --               --
  Class T ....................                  --            --               --               --               --
Transfer agent fee:
  Class A ....................                   3             7               35            8,345               --
  Class B ....................                   8             9               51            5,748               --
  Class D ....................                   3             6               70            5,325               --
  Class G ....................                  --            --               --               --               --
  Class T ....................                  --            --               --               --               --
  Class Z ....................             530,899         6,676          231,748          444,304        1,167,436
Pricing and bookkeeping fees .              55,757        32,316           62,828           50,847           42,461
Director's fees ..............              14,310         5,227              659            2,502           11,916
Custody fee ..................              40,354         3,213           25,443           29,635          213,473
Registration fee .............              68,241         8,610           13,838           68,721           38,542
Reports to shareholders ......              38,656        11,766           26,933           46,856          198,555
Other expenses ...............             100,130        27,747           50,598           61,857           48,626
                                      ------------     ---------     ------------     ------------     ------------
   Total Expenses ............           3,327,590       169,070        2,926,672        3,383,167        7,392,922
Expenses reimbursed by Advisor                  --       (70,759)              --               --               --
Fees waived by Distributor:
  Class D ....................                 (50)          (16)            (176)          (1,818)              --
Fees waived by Advisor:
  Class A ....................                  --            --               --               --               --
  Class B ....................                  --            --               --               --               --
  Class D ....................                  --            --               --               --               --
  Class G ....................                  --            --               --               --               --
  Class T ....................                  --            --               --               --               --
  Class Z ....................                  --            --               --               --               --
Custody earnings credit ......              (4,380)       (1,370)          (8,814)          (5,818)         (37,293)
                                      ------------     ---------     ------------     ------------     ------------
Net Expenses .................           3,323,160        96,925        2,917,682        3,375,531        7,355,629
                                      ------------     ---------     ------------     ------------     ------------
 Net Investment Income (Loss)           24,670,569       603,412       22,413,341       29,377,465       14,142,055
                                      ------------     ---------     ------------     ------------     ------------

                 See Accompanying Notes to Financial Statements


                                    126 & 127

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

COLUMBIA FUNDS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                        Common                         International
                                                                         Stock           Growth             Stock
                                                                         Fund             Fund              Fund
                                                                    -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investments ............................................    $ (76,671,127)    $(234,361,212)    $(16,827,005)
        Foreign currency transactions ..........................               --                --          459,446
        Foreign capital gains tax ..............................               --                --          (83,377)
                                                                    -------------     -------------     ------------
            Net realized gain (loss) ...........................      (76,671,127)     (234,361,212)     (16,450,936)
                                                                    -------------     -------------     ------------
     Change in net unrealized appreciation/depreciation on:
        Investments ............................................      (87,529,297)     (189,831,805)      (5,185,756)
        Foreign currency translations ..........................               --                --           40,189
                                                                    -------------     -------------     ------------
          Net change in net unrealized appreciation/depreciation      (87,529,297)     (189,831,805)      (5,145,567)
                                                                    -------------     -------------     ------------
Net gain (loss) ................................................     (164,200,424)     (424,193,017)     (21,596,503)
                                                                    -------------     -------------     ------------
NET INCREASE (DECREASE) RESULTING
    FROM OPERATIONS ............................................    $(161,886,423)    $(424,527,529)    $(21,656,906)
                                                                    =============     =============     ============


                                                                                                        Real Estate
                                                                        Special          Small Cap         Equity
                                                                         Fund              Fund             Fund
                                                                     -------------     -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investments ............................................     $ (89,710,944)    $(116,601,064)    $(12,684,181)
        Foreign currency transactions ..........................                --                --               --
        Foreign capital gains tax ..............................                --                --               --
                                                                     -------------     -------------     ------------
            Net realized gain (loss) ...........................       (89,710,944)     (116,601,064)     (12,684,181)
                                                                     -------------     -------------     ------------
     Change in net unrealized appreciation/depreciation on:
        Investments ............................................      (104,900,709)      (70,989,821)      (5,589,540)
        Foreign currency translations ..........................                --                --               --
                                                                     -------------     -------------     ------------
          Net change in net unrealized appreciation/depreciation      (104,900,709)      (70,989,821)      (5,589,540)
                                                                     -------------     -------------     ------------
Net gain (loss) ................................................      (194,611,653)     (187,590,885)     (18,273,721)
                                                                     -------------     -------------     ------------
NET INCREASE (DECREASE) RESULTING
    FROM OPERATIONS ............................................     $(199,947,881)    $(192,940,445)    $ 15,121,739
                                                                     =============     =============     ============


                                                                                       Strategic
                                                                       Technology         Value           Balanced
                                                                          Fund             Fund             Fund
                                                                       -----------     ------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investments ............................................       $(4,188,861)    $(27,776,699)    $ (71,176,504)
        Foreign currency transactions ..........................                --              (81)               --
        Foreign capital gains tax ..............................                --               --                --
                                                                       -----------     ------------     -------------
            Net realized gain (loss) ...........................        (4,188,861)     (27,776,780)      (71,176,504)
                                                                       -----------     ------------     -------------
     Change in net unrealized appreciation/depreciation on:
        Investments ............................................          (748,526)     (13,657,736)      (68,893,518)
        Foreign currency translations ..........................                --             (151)               --
                                                                       -----------     ------------     -------------
          Net change in net unrealized appreciation/depreciation          (748,526)     (13,657,887)      (68,893,518)
                                                                       -----------     ------------     -------------
Net gain (loss) ................................................        (4,937,387)     (41,434,667)     (140,070,022)
                                                                       -----------     ------------     -------------
NET INCREASE (DECREASE) RESULTING
    FROM OPERATIONS ............................................       $(5,059,955)    $(39,554,440)    $(119,275,836)
                                                                       ===========     ============     =============

                                                                                           Fixed          National
                                                                        Short Term         Income         Municipal
                                                                           Bond          Securities         Bond
                                                                           Fund             Fund            Fund
                                                                        -----------     ------------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investments ............................................        $    (5,253)    $ (2,558,516)    $   88,597
        Foreign currency transactions ..........................                 --               --             --
        Foreign capital gains tax ..............................                 --               --             --
                                                                        -----------     ------------     ----------
            Net realized gain (loss) ...........................             (5,253)      (2,558,516)        88,597
                                                                        -----------     ------------     ----------
     Change in net unrealized appreciation/depreciation on:
        Investments ............................................          2,802,185       14,601,556        631,224
        Foreign currency translations ..........................                 --               --             --
                                                                        -----------     ------------     ----------
          Net change in net unrealized appreciation/depreciation          2,802,185       14,601,556        631,224
                                                                        -----------     ------------     ----------
Net gain (loss) ................................................          2,796,932       12,043,040        719,821
                                                                        -----------     ------------     ----------
NET INCREASE (DECREASE) RESULTING
    FROM OPERATIONS ............................................        $ 6,733,442     $ 36,713,609     $1,323,233
                                                                        ===========     ============     ==========

                                                                              Oregon
                                                                            Municipal                       Daily
                                                                               Bond        High Yield       Income
                                                                               Fund           Fund          Company
                                                                           -----------    ------------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investments ............................................           $ 3,932,577    $(27,771,338)    $        --
        Foreign currency transactions ..........................                    --              --              --
        Foreign capital gains tax ..............................                    --              --              --
                                                                           -----------    ------------     -----------
            Net realized gain (loss) ...........................             3,932,577     (27,771,338)             --
                                                                           -----------    ------------     -----------
     Change in net unrealized appreciation/depreciation on:
        Investments ............................................            17,775,246       9,777,957              --
        Foreign currency translations ..........................                    --              --              --
                                                                           -----------    ------------     -----------
          Net change in net unrealized appreciation/depreciation            17,775,246       9,777,957              --
                                                                           -----------    ------------     -----------
Net gain (loss) ................................................            21,707,823     (17,993,381)             --
                                                                           -----------    ------------     -----------
NET INCREASE (DECREASE) RESULTING
    FROM OPERATIONS ............................................           $44,121,164    $ 11,384,084     $14,142,055
                                                                           ===========    ============     ===========

                 See Accompanying Notes to Financial Statements


                                    128 & 129

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

COLUMBIA FUNDS

                                                                   Common Stock Fund                       Growth Fund
                                                           -------------------------------     -----------------------------------
                                                               Year              Year               Year                Year
                                                               Ended             Ended              Ended               Ended
                                                            December 31,      December 31,       December 31,        December 31,
                                                              2002 (a)            2001              2002 (b)             2001
                                                           -------------     -------------     ---------------     ---------------
OPERATIONS:
  Net investment income (loss) ........................    $   2,314,001     $   2,393,365     $      (334,512)    $    (1,006,495)
  Net realized loss from investments and
    foreign currency transactions .....................      (76,671,127)      (53,093,579)       (234,361,212)       (197,532,848)
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency translations .....      (87,529,297)     (104,551,117)       (189,831,805)       (197,525,517)
                                                           -------------     -------------     ---------------     ---------------
  Net decrease resulting from operations ..............     (161,886,423)     (155,251,331)       (424,527,529)       (396,064,860)

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A ...........................................              (24)               --                  --                  --
    Class B ...........................................             (365)               --                  --                  --
    Class D ...........................................             (105)               --                  --                  --
    Class Z ...........................................       (2,325,116)       (2,384,042)                 --                  --
  From net realized gains:
    Class Z ...........................................               --          (568,973)                 --          (6,365,332)
  Return of capital ...................................               --                --                  --                  --
                                                           -------------     -------------     ---------------     ---------------
Total distributions to shareholders ...................       (2,325,610)       (2,953,015)                 --          (6,365,332)
                                                           -------------     -------------     ---------------     ---------------
NET CAPITAL SHARE TRANSACTIONS ........................     (100,375,770)      (55,532,294)        (72,669,754)       (190,952,344)
                                                           -------------     -------------     ---------------     ---------------
Net increase (decrease) in net assets .................     (264,587,803)     (213,736,640)       (497,197,283)       (593,382,536)

NET ASSETS:
  Beginning of period .................................      681,397,179       895,133,819       1,325,844,397       1,919,226,933
                                                           -------------     -------------     ---------------     ---------------
  End of period .......................................    $ 416,809,376     $ 681,397,179     $   828,647,114     $ 1,325,844,397
                                                           =============     =============     ===============     ===============
Undistributed (overdistributed) net investment income
  (loss) at end of period .............................    $          --     $       6,772     $            --     $            --
                                                           =============     =============     ===============     ===============

                                                                 International Stock Fund
                                                             -------------------------------
                                                                 Year               Year
                                                                 Ended             Ended
                                                              December 31,      December 31,
                                                                 2002 (a)           2001
                                                             -------------     -------------
OPERATIONS:
  Net investment income (loss) ........................      $     (60,403)    $      95,519
  Net realized loss from investments and
    foreign currency transactions .....................        (16,450,936)      (25,454,741)
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency translations .....         (5,145,567)       (7,034,708)
                                                             -------------     -------------
  Net decrease resulting from operations ..............        (21,656,906)      (32,393,930)

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A ...........................................                 --                --
    Class B ...........................................                 --                --
    Class D ...........................................                 --                --
    Class Z ...........................................           (102,850)               --
  From net realized gains:
    Class Z ...........................................                 --                --
  Return of capital ...................................           (403,799)         (131,448)
                                                             -------------     -------------
Total distributions to shareholders ...................           (506,649)         (131,448)
                                                             -------------     -------------
NET CAPITAL SHARE TRANSACTIONS ........................         61,510,684        (7,165,160)
                                                             -------------     -------------
Net increase (decrease) in net assets .................         39,347,129       (39,690,538)

NET ASSETS:
  Beginning of period .................................        135,625,845       175,316,383
                                                             -------------     -------------
  End of period .......................................      $ 174,972,974     $ 135,625,845
                                                             =============     =============
Undistributed (overdistributed) net investment income
  (loss) at end of period .............................      $     (14,405)    $    (298,209)
                                                             =============     =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

COLUMBIA FUNDS

                                                                     Special Fund                          Small Cap Fund
                                                            ---------------------------------     -------------------------------
                                                                 Year               Year              Year              Year
                                                                Ended              Ended             Ended              Ended
                                                             December 31,       December 31,      December 31,       December 31,
                                                               2002 (c)             2001              2002               2001
                                                            -------------     ---------------     -------------     -------------
OPERATIONS:
  Net investment income (loss) .........................    $  (5,336,228)    $    (4,280,083)    $  (5,349,560)    $  (3,669,866)
  Net realized loss on investments .....................      (89,710,944)       (128,113,140)     (116,601,064)     (102,071,551)
  Net change in net unrealized appreciation/depreciation
    on investments .....................................     (104,900,709)       (102,085,000)      (70,989,821)       29,412,742
                                                            -------------     ---------------     -------------     -------------
  Net increase (decrease) resulting from operations ....     (199,947,881)       (234,478,223)     (192,940,445)      (76,328,675)

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A ............................................               --                  --                --                --
    Class B ............................................               --                  --                --                --
    Class D ............................................               --                  --                --                --
    Class Z ............................................               --                  --                --                --
  From net realized gains:
    Class Z ............................................               --         (36,110,869)               --                --
  Return of capital ....................................               --                  --                --                --
                                                            -------------     ---------------     -------------     -------------
Total distributions to shareholders ....................               --         (36,110,869)               --                --
                                                            -------------     ---------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS .........................      252,934,343         (38,864,440)       68,005,564       175,324,624
                                                            -------------     ---------------     -------------     -------------
Net increase (decrease) in net assets ..................       52,986,462        (309,453,532)     (124,934,881)       98,995,949

NET ASSETS:
  Beginning of period ..................................      786,071,234       1,095,524,766       617,965,949       518,970,000
                                                            -------------     ---------------     -------------     -------------
  End of period ........................................    $ 839,057,696     $   786,071,234     $ 493,031,068     $ 617,965,949
                                                            =============     ===============     =============     =============
Undistributed (overdistributed) net investment income
  (loss) at end of period ..............................    $      (3,410)    $            --     $     180,997     $          --
                                                            =============     ===============     =============     =============

                                                                    Real Estate Equity Fund
                                                               -------------------------------
                                                                   Year              Year
                                                                   Ended             Ended
                                                                December 31,      December 31,
                                                                  2002 (a)            2001
                                                               -------------     -------------
OPERATIONS:
  Net investment income (loss) .........................       $  33,395,460     $  23,283,934
  Net realized loss on investments .....................         (12,684,181)       (6,107,580)
  Net change in net unrealized appreciation/depreciation
    on investments .....................................          (5,589,540)       11,518,503
                                                               -------------     -------------
  Net increase (decrease) resulting from operations ....          15,121,739        28,694,857

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A ............................................             (11,804)               --
    Class B ............................................             (12,009)               --
    Class D ............................................              (4,519)               --
    Class Z ............................................         (29,889,702)      (21,221,990)
  From net realized gains:
    Class Z ............................................                  --                --
  Return of capital ....................................          (3,915,328)       (2,074,000)
                                                               -------------     -------------
Total distributions to shareholders ....................         (33,833,362)      (23,295,990)
                                                               -------------     -------------
NET CAPITAL SHARE TRANSACTIONS .........................         174,112,297       179,426,753
                                                               -------------     -------------
Net increase (decrease) in net assets ..................         155,400,674       184,825,620

NET ASSETS:
  Beginning of period ..................................         621,589,834       436,764,214
                                                               -------------     -------------
  End of period ........................................       $ 776,990,508     $ 621,589,834
                                                               =============     =============
Undistributed (overdistributed) net investment income
  (loss) at end of period ..............................       $   5,750,071     $          --
                                                               =============     =============


                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

COLUMBIA FUNDS

                                                                         Technology Fund                  Strategic Value Fund
                                                                  -----------------------------     -------------------------------
                                                                      Year             Year             Year               Year
                                                                      Ended           Ended             Ended             Ended
                                                                  December 31,     December 31,      December 31,      December 31,
                                                                     2002 (a)          2001            2002 (a)            2001
                                                                  ------------     ------------     -------------     -------------
OPERATIONS:
  Net investment income (loss) ...............................    $   (122,568)    $   (129,446)    $   1,880,227     $     513,914
  Net realized loss from investments and
    foreign currency transactions ............................      (4,188,861)      (4,781,663)      (27,776,780)          (39,305)
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency translations ............        (748,526)       1,379,718       (13,657,887)       14,416,240
                                                                  ------------     ------------     -------------     -------------
  Net increase (decrease) resulting from operations ..........      (5,059,955)      (3,531,391)      (39,554,440)       14,890,849

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class Z ..................................................              --               --        (1,839,312)         (503,110)
  From net realized gains:
     Class Z .................................................              --               --          (376,144)               --
                                                                  ------------     ------------     -------------     -------------
Total distributions to shareholders ..........................              --               --        (2,215,456)         (503,110)
                                                                  ------------     ------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS ...............................       2,738,412        9,588,998       168,107,411       115,589,966
                                                                  ------------     ------------     -------------     -------------
Net increase (decrease) in net assets ........................      (2,321,543)       6,057,607       126,337,515       129,977,705

NET ASSETS:
  Beginning of period ........................................      10,385,063        4,327,456       139,503,705         9,526,000
                                                                  ------------     ------------     -------------     -------------
  End of period ..............................................    $  8,063,520     $ 10,385,063     $ 265,841,220     $ 139,503,705
                                                                  ============     ============     =============     =============
Undistributed (overdistributed) net investment income
  (loss) at end of period ....................................    $         --     $         --     $      62,338     $       1,192
                                                                  ============     ============     =============     =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

COLUMBIA FUNDS


                                                                       Balanced Fund                   Short Term Bond Fund
                                                            ---------------------------------     ------------------------------
                                                                 Year                Year             Year              Year
                                                                Ended               Ended             Ended            Ended
                                                             December 31,        December 31,      December 31,     December 31,
                                                               2002 (a)              2001            2002 (c)           2001
                                                            -------------     ---------------     -------------     ------------
OPERATIONS:
  Net investment income ................................    $  20,794,186     $    27,848,891     $   3,936,510     $  2,396,760
  Net realized gain (loss) on investments ..............      (71,176,504)        (61,040,549)           (5,253)         622,536
  Net change in net unrealized appreciation/depreciation
    on investments .....................................      (68,893,518)        (51,965,235)        2,802,185           94,561
                                                            -------------     ---------------     -------------     ------------
  Net increase (decrease) resulting from operations ....     (119,275,836)        (85,156,893)        6,733,442        3,113,857

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A ............................................             (693)                 --            (7,886)              --
    Class B ............................................           (2,254)                 --            (6,548)              --
    Class D ............................................           (1,798)                 --            (9,865)              --
    Class G ............................................               --                  --            (2,198)              --
    Class T ............................................               --                  --           (48,546)              --
    Class Z ............................................      (21,201,650)        (28,272,449)       (3,843,068)      (2,396,760)
  From net realized gains:
    Class Z ............................................               --                  --           (18,783)        (107,979)
                                                            -------------     ---------------     -------------     ------------
Total distributions to shareholders ....................      (21,206,395)        (28,272,449)       (3,936,894)      (2,504,739)
                                                            -------------     ---------------     -------------     ------------
NET CAPITAL SHARE TRANSACTIONS .........................     (173,776,980)        (29,677,522)      301,621,677       26,464,147
                                                            -------------     ---------------     -------------     ------------
Net increase (decrease) in net assets ..................     (314,259,211)       (143,106,864)      304,418,225       27,073,265

NET ASSETS:
  Beginning of period ..................................      983,749,294       1,126,856,158        62,929,605       35,856,340
                                                            -------------     ---------------     -------------     ------------
  End of period ........................................    $ 669,490,083     $   983,749,294     $ 367,347,830     $ 62,929,605
                                                            =============     ===============     =============     ============

Undistributed (overdistributed) net investment income
  (loss) at end of period ..............................    $    (355,183)    $      (423,558)    $    (204,761)    $         --
                                                            =============     ===============     =============     ============

                                                                        Fixed Income
                                                                      Securities Fund
                                                               ------------------------------
                                                                   Year              Year
                                                                   Ended             Ended
                                                                December 31,      December 31,
                                                                  2002 (a)            2001
                                                               -------------     -------------
OPERATIONS:
  Net investment income ................................       $  24,670,569     $  24,965,892
  Net realized gain (loss) on investments ..............          (2,558,516)        6,420,005
  Net change in net unrealized appreciation/depreciation
    on investments .....................................          14,601,556         1,195,478
                                                               -------------     -------------
  Net increase (decrease) resulting from operations ....          36,713,609        32,581,375

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A ............................................              (1,157)               --
    Class B ............................................              (2,638)               --
    Class D ............................................              (1,013)               --
    Class G ............................................                  --                --
    Class T ............................................                  --                --
    Class Z ............................................        (25,339,044)       (25,535,189)
  From net realized gains:
    Class Z ............................................                  --                --
                                                               -------------     -------------
Total distributions to shareholders ....................         (25,343,852)      (25,535,189)
                                                               -------------     -------------
NET CAPITAL SHARE TRANSACTIONS .........................          73,248,344        79,897,819
                                                               -------------     -------------
Net increase (decrease) in net assets ..................          84,618,101        86,944,005

NET ASSETS:
  Beginning of period ..................................         465,743,499       378,799,494
                                                               -------------     -------------
  End of period ........................................       $ 550,361,600     $ 465,743,499
                                                               =============     =============

Undistributed (overdistributed) net investment income
  (loss) at end of period ..............................       $    (885,594)    $    (569,297)
                                                               =============     =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

COLUMBIA FUNDS

                                                                 National Municipal                  Oregon Municipal
                                                                     Bond Fund                           Bond Fund
                                                            -----------------------------     -------------------------------
                                                                 Year            Year              Year             Year
                                                                Ended           Ended             Ended             Ended
                                                            December 31,     December 31,      December 31,      December 31,
                                                               2002 (a)          2001            2002 (a)            2001
                                                            ------------     ------------     -------------     -------------
OPERATIONS:
  Net investment income ................................    $    603,412     $    531,656     $  22,413,341     $  22,217,485
  Net realized gain (loss) on investments ..............          88,597           83,654         3,932,577         2,447,215
  Net change in net unrealized appreciation/depreciation
    on investments .....................................         631,224         (163,394)       17,775,246        (3,897,358)
                                                            ------------     ------------     -------------     -------------
  Net increase resulting from operations ...............       1,323,233          451,916        44,121,164        20,767,342

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income :
    Class A ............................................            (200)              --              (932)               --
    Class B ............................................            (232)              --            (1,094)               --
    Class D ............................................            (147)              --            (1,673)               --
    Class Z ............................................        (598,784)        (533,303)      (22,348,370)      (22,200,818)
  From net realized gains:
    Class A ............................................            (230)              --            (1,987)               --
    Class B ............................................            (784)              --            (2,513)               --
    Class D ............................................            (220)              --            (2,990)               --
    Class Z ............................................         (66,172)         (25,261)       (5,015,648)       (1,099,872)
                                                            ------------     ------------     -------------     -------------
Total distributions to shareholders ....................        (666,769)        (558,564)      (27,375,207)      (23,300,690)
                                                            ------------     ------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS .........................       2,233,945        2,977,494         1,779,138        57,627,221
                                                            ------------     ------------     -------------     -------------
Net increase in net assets .............................       2,890,409        2,870,846        18,525,095        55,093,873

NET ASSETS:
  Beginning of period ..................................      13,768,846       10,898,000       491,637,873       436,544,000
                                                            ------------     ------------     -------------     -------------
  End of period ........................................    $ 16,659,255     $ 13,768,846     $ 510,162,968     $ 491,637,873
                                                            ============     ============     =============     =============
Undistributed (overdistributed) net investment income
  (loss) at end of period ..............................    $      4,896     $     (1,647)    $     131,976     $      16,667
                                                            ============     ============     =============     =============


                                                                      High Yield Fund
                                                              -------------------------------
                                                                  Year              Year
                                                                  Ended             Ended
                                                               December 31,      December 31,
                                                                 2002 (a)            2001
                                                              -------------     -------------
OPERATIONS:
  Net investment income ................................      $  29,377,465     $  13,585,926
  Net realized gain (loss) on investments ..............        (27,771,338)       (6,978,717)
  Net change in net unrealized appreciation/depreciation
    on investments .....................................          9,777,957         2,694,000
                                                              -------------     -------------
  Net increase resulting from operations ...............         11,384,084         9,301,209

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income :
    Class A ............................................           (111,753)               --
    Class B ............................................            (63,166)               --
    Class D ............................................            (57,867)               --
    Class Z ............................................        (30,110,118)      (13,865,815)
  From net realized gains:
    Class A ............................................                 --                --
    Class B ............................................                 --                --
    Class D ............................................                 --                --
    Class Z ............................................                 --                --
                                                              -------------     -------------
Total distributions to shareholders ....................        (30,342,904)      (13,865,815)
                                                              -------------     -------------
NET CAPITAL SHARE TRANSACTIONS .........................        551,477,756       145,983,569
                                                              -------------     -------------
Net increase in net assets .............................        532,518,936       141,418,963

NET ASSETS:
  Beginning of period ..................................        238,993,841        97,574,878
                                                              -------------     -------------
  End of period ........................................      $ 771,512,777     $ 238,993,841
                                                              =============     =============
Undistributed (overdistributed) net investment income
  (loss) at end of period ..............................      $    (989,027)    $    (279,889)
                                                              =============     =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

COLUMBIA FUNDS

                                                                                                Daily Income Company
                                                                                         -----------------------------------
                                                                                                Year              Year
                                                                                               Ended              Ended
                                                                                           December 31,        December 31,
                                                                                                2002               2001
                                                                                         ---------------     ---------------
OPERATIONS:
  Net investment income ......................................................           $    14,142,055     $    45,229,610
  Net realized gain (loss) on investments and foreign
    currency transactions ....................................................                        --                  --
  Net change in net unrealized appreciation/depreciation on
    investments and foreign currency translations ............................                        --                  --
                                                                                         ---------------     ---------------
  Net increase resulting from operations .....................................                14,142,055          45,229,610

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income :
    Class Z ..................................................................               (14,142,055)        (45,229,610)
                                                                                         ---------------     ---------------
NET CAPITAL SHARE TRANSACTIONS ...............................................              (117,460,299)         55,384,628
                                                                                         ---------------     ---------------
Net increase (decrease) in net assets ........................................              (117,460,299)         55,384,628

NET ASSETS:
  Beginning of period ........................................................             1,253,535,197       1,198,150,569
                                                                                         ---------------     ---------------
  End of period ..............................................................           $ 1,136,074,898     $ 1,253,535,197
                                                                                         ===============     ===============
Undistributed net investment income at end of period .........................           $            --     $            --
                                                                                         ===============     ===============

(a) Effective November 1, 2002, the Fund began offering four classes of shares: Class A, Class B, Class D and Class Z shares. Prior to November 1, 2002, the Fund was single class, which was subsequently named Class Z shares.

(b) Effective November 1, 2002, the Fund began offering five classes of shares: Class A, Class B, Class D, Class G and Class Z shares. Prior to November 1, 2002, the Fund was single class, which was subsequently named Class Z shares.

(c) Effective November, 1, 2002, the Fund began offering six classes of shares: Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, the Fund was single class, which was subsequently named Class Z shares.

                 See Accompanying Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

The Columbia Funds (the "Funds") consist of the following:

       Columbia Common Stock Fund, Inc.
       Columbia Growth Fund, Inc.
       Columbia International Stock Fund, Inc.
       Columbia Special Fund, Inc.
       Columbia Small Cap Fund, Inc.
       Columbia Real Estate Equity Fund, Inc.
       Columbia Technology Fund, Inc.
       Columbia Strategic Value Fund, Inc.
       Columbia Balanced Fund, Inc.
       Columbia Short Term Bond Fund, Inc.
       Columbia Fixed Income Securities Fund, Inc.
       Columbia National Municipal Bond Fund, Inc.
       Columbia Oregon Municipal Bond Fund, Inc.
       Columbia High Yield Fund, Inc.
       Columbia Daily Income Company

All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except for the Columbia Real Estate Fund, Columbia Technology Fund and Columbia Oregon Municipal Bond Fund, which are non-diversified.

Effective November 1, 2002, each of the Funds, except Columbia Growth Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Short Term Bond Fund and Columbia Daily Income Company, offers four classes of shares: Class A, Class B, Class D and Class Z. The Columbia Small Cap Fund and Columbia Daily Income Company offer only Class Z shares. The Columbia Growth Fund offers five classes of shares: Class A, Class B, Class D, Class G and Class Z shares. The Columbia Special Fund and Columbia Short Term Bond Fund offer six classes of shares:
Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, each Fund was single class, which was subsequently named Class Z shares.

Class A and Class T shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A and Class T shares purchased without an initial sales charge on redemptions made within eighteen months of an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class D shares are sold with a front-end sales charge and a 1.00% CDSC on redemptions made within one year after purchase. Class G shares are subject to a CDSC. Class G shares will convert to Class T shares eight years after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

As of the end of business on December 6, 2002, the Galaxy Large Cap Growth Fund merged into the Columbia Growth Fund as follows:

                               Net Assets
                                 of the
                              Galaxy Large
           Shares            Cap Growth Fund         Unrealized
           Issued               Received            Depreciation(1)
           ------               --------            ---------------

          4,943,168         $  108,315,198         $  (8,049,749)

                               Net Assets            Net Assets
         Net Assets              of the                of the
           of the             Galaxy Large         Columbia Growth
       Columbia Growth       Cap Growth Fund            Fund
            Fund               Immediately           Immediately
          Prior to              Prior to                After
         Combination           Combination           Combination
         -----------           -----------           -----------

      $  798,985,765        $  108,315,198         $  907,300,963

As of the end of business on November 1, 2002, the Stein Roe International Fund ("SRIF") and Liberty Newport International Fund ("LNIF") merged into the Columbia International Stock Fund as follows:

                               Net Assets
           Shares           of SRIF and LNIF          Unrealized
           Issued               Received             Depreciation(1)
           ------               --------             ---------------

SRIF      1,426,029          $  14,246,030          $  (214,705)
LNIF      3,200,017             31,968,172             (948,177)

                                                      Net Assets
                                                        of the
         Net Assets            Net Assets              Columbia
           of the                  of                International
   Columbia International     SRIF and LNIF           Stock Fund
         Stock Fund            Immediately            Immediately
          Prior to              Prior to                 After
         Combination           Combination            Combination
         -----------           -----------            -----------

        $125,693,014         $  46,214,202          $ 171,907,216

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

As of the end of business on November 1, 2002, the Liberty Midcap Growth Fund ("LMCGF"), Galaxy Growth II Fund ("GGIIF") and Stein Roe Capital Opportunities Fund ("SRCOF") merged into the Columbia Special Fund as follows:

                               Net Assets
                                of LMCGF,
           Shares            GGIIF and SRCOF          Unrealized
           Issued               Received            Appreciation(1)
           ------               --------            ---------------

LMCGF     1,926,436          $  29,609,516          $  1,312,196
GGIIF     3,693,522             56,786,294               419,666
SRCOF    13,391,313            205,776,298             4,912,798

                                                      Net Assets
         Net Assets            Net Assets               of the
           of the               of LMCGF,          Columbia Special
      Columbia Special       GGIIF and SRCOF             Fund
            Fund               Immediately            Immediately
          Prior to              Prior to                 After
         Combination           Combination            Combination
         -----------           -----------            -----------

      $  588,307,694        $  292,172,108         $  880,479,802

As of the end of business on November 1, 2002, the Liberty Contrarian Fund ("LCF") and Liberty Contrarian Equity Fund ("LCEF") merged into the Columbia Strategic Value Fund as follows:

                               Net Assets
                                 of LCF
           Shares               and LCEF              Unrealized
           Issued               Received             Depreciation(1)
           ------               --------             ---------------

LCF         249,129           $  3,236,185          $  (374,279)
LCEF      4,319,838             56,114,694           (7,312,321)

                                                      Net Assets
         Net Assets            Net Assets               of the
           of the                of LCF           Columbia Strategic
     Columbia Strategic         and LCEF              Value Fund
         Value Fund            Immediately            Immediately
          Prior to              Prior to                 After
         Combination           Combination            Combination
         -----------           -----------            -----------

      $  216,528,060         $  59,350,879         $  275,878,939

As of the end of business on December 6, 2002, the Galaxy Short Term Bond Fund merged into the Columbia Short Term Bond Fund as follows:

                               Net Assets
                                 of the
                            Galaxy Short Term
           Shares               Bond Fund             Unrealized
           Issued               Received            Appreciation(1)
           ------               --------            ---------------

         25,924,097         $  223,465,181          $  3,331,362

                                                      Net Assets
                               Net Assets               of the
         Net Assets              of the                Columbia
           of the           Galaxy Short Term         Short Term
     Columbia Short Term        Bond Fund              Bond Fund
          Bond Fund            Immediately            Immediately
          Prior to              Prior to                 After
         Combination           Combination            Combination
         -----------           -----------            -----------

      $  125,747,136        $  223,465,181         $  349,212,317

(1) Unrealized appreciation/depreciation is included in the respective Net Assets Received amounts shown above.

Differing amortization policies between the Columbia Short Term Bond Fund and the Galaxy Short Term Bond Fund resulted in the following reclassification:

   Unrealized Appreciation    Accumulated
       (Depreciation)         Gain (Loss)          Paid-in Capital
       --------------         -----------          ---------------

        $  124,484             $  98,651            $  (223,135)

Net investment income, net realized gain (loss) and net assets were not affected by this reclassification.

The following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by the Funds in the preparation of their financial statements.

Investment valuation. Equity securities are valued based on the last sale prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Fixed income securities are valued based on market values as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Directors. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES (CONT.)

those securities valued using fundamental analysis. Investment securities with less than 60 days to maturity when purchased and all securities held by Columbia Daily Income Company, are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of each Fund. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the New York Stock Exchange, which would not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

Repurchase agreements. The Funds may engage in repurchase agreement transactions. The Funds, through their custodian, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Financial futures contracts. Certain Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a fund each day, depending on the daily fluctuations in the fair value of the underlying security. A fund recognizes an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying assets. The daily changes in contract value are recorded as unrealized gains or losses, and a fund recognizes the realized gain or loss when the contract is closed.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. Each of the Funds will segregate liquid assets with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

Investment income and expenses. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Expenses are recorded on the accrual basis and each fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of all Funds.

Determination of Class Net Asset Values and Financial Highlights. All income, expenses (other than class specific fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for a fund for the entire period by the class specific fees applicable to each class of shares in that fund.

Forward currency exchange contracts. Certain Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Funds could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. For the Columbia International Stock Fund, net realized gains arising from such transactions for the year ended December 31, 2002, amounted to $505,950 and are included in realized gains from foreign currency transactions. As of December 31, 2002, the Funds had no outstanding forward currency contracts.

Foreign currency translations. The books and records of the Columbia International Stock Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The Columbia International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income of the Columbia Real Estate Equity Fund and Columbia Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Technology Fund and Columbia Strategic Value Fund are declared and paid annually. Dividends from net investment income of the Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, and Columbia High Yield Fund are declared daily and paid monthly. Dividends from net investment income of the Columbia Daily Income Company are declared and paid daily. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains for each of the Funds may be made at the discretion of the Board of Directors in accordance with federal income tax regulations.

Federal income taxes. Each of the Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

Foreign capital gains taxes. Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Funds provide for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Other. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES (CONT.)

For the Columbia Oregon Municipal Fund there are certain risks arising from geographic concentration in any one state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Also, certain non-diversified funds may focus their investments in certain industries, subjecting them to greater risk than a fund that is more diversified.

The Columbia High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments.

The Columbia High Yield Fund previously held Flooring America, Inc., 12.75% Senior Subordinate Notes, Series B, due 10/15/2002. Flooring America filed a bankruptcy petition for reorganization on June 15, 2000. Prior to the bankruptcy petition, the Fund received payments for interest and a partial tender of the Bonds. Flooring America filed a petition for return of these payments. In April 2002, the Fund reached settlement with the bankruptcy trustee and has agreed to return a portion of the payments received for the interest and partial tender of the bonds. This settlement is included in the Statements of Assets and Liabilities as "Litigation settlement payable."

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT TRANSACTIONS

As of December 31, 2002, for federal income tax purposes, unrealized appreciation (depreciation) of investments was as follows:

                                                                                                                      Net Unrealized
                                                                       Unrealized              Unrealized             Appreciation
                                                                      Appreciation            Depreciation            (Depreciation)
                                                                      ------------            ------------            --------------
Columbia Common Stock Fund ................................            $27,987,033            $(27,788,808)            $    198,225
Columbia Growth Fund ......................................             32,761,603             (34,166,129)              (1,404,526)
Columbia International Stock Fund .........................              9,094,157             (14,175,018)              (5,080,861)
Columbia Special Fund .....................................             66,120,658             (47,536,593)              18,584,065
Columbia Small Cap Fund ...................................             49,905,899             (31,533,921)              18,371,978
Columbia Real Estate Equity Fund ..........................             87,124,800             (22,408,459)              64,716,341
Columbia Technology Fund ..................................                557,573                (387,155)                 170,418
Columbia Strategic Value Fund .............................             16,856,477             (26,059,780)              (9,203,303)
Columbia Balanced Fund ....................................             42,290,864             (29,213,243)              13,077,621
Columbia Short Term Bond Fund .............................              6,977,776                (174,038)               6,803,738
Columbia Fixed Income Securities Fund .....................             24,100,467              (1,026,399)              23,074,068
Columbia National Municipal Bond Fund .....................                774,198                 (16,004)                 758,194
Columbia Oregon Municipal Bond Fund .......................             27,022,694              (2,396,980)              24,625,714
Columbia High Yield Fund ..................................             12,995,081              (5,028,069)               7,967,012

During the year ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were as follows:

                                                                                          Purchases                       Sales
                                                                                        --------------                --------------
Columbia Common Stock Fund .............................................                $  567,524,563                $  638,422,612
Columbia Growth Fund ...................................................                 1,600,687,283                 1,712,205,608
Columbia International Stock Fund ......................................                   123,368,192                   117,872,950
Columbia Special Fund ..................................................                   732,299,181                   538,051,393
Columbia Small Cap Fund ................................................                   681,380,834                   604,224,619
Columbia Real Estate Equity Fund .......................................                   548,962,330                   368,354,330
Columbia Technology Fund ...............................................                    47,895,521                    45,517,976
Columbia Strategic Value Fund ..........................................                   510,700,187                   402,210,132
Columbia Balanced Fund .................................................                   779,326,703                   797,377,376
Columbia Short Term Bond Fund ..........................................                   235,034,329                   147,053,298
Columbia Fixed Income Securities Fund ..................................                   497,908,329                   476,792,608
Columbia National Municipal Bond Fund ..................................                     8,256,918                     5,948,763
Columbia Oregon Municipal Bond Fund ....................................                   108,664,154                   101,338,785
Columbia High Yield Fund ...............................................                   604,034,963                   159,231,211

During the year ended December 31, 2002, purchases and sales of U.S. Government securities were as follows:

                                                                                           Purchases                      Sales
                                                                                        --------------                --------------
Columbia Common Stock Fund .............................................                $    2,718,414                $    2,589,306
Columbia Growth Fund ...................................................                    17,830,106                     7,653,091
Columbia Balanced Fund .................................................                   276,440,724                   323,535,835
Columbia Short Term Bond Fund ..........................................                   119,363,163                    99,038,152
Columbia Fixed Income Securities Fund ..................................                   504,394,133                   463,635,935

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 -- FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, straddle deferrals, current year distribution payable, foreign currency transactions, net operating losses, passive foreign investment companies, capital loss carryforwards, non-deductible expenses and post-October losses. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                                                                     Undistributed
                                                                   (Overdistributed)           Accumulated
                                                                    Net Investment            Net Realized               Paid-In
                                                                     Income (Loss)             Gain (Loss)                Capital
                                                                   -----------------          ------------             ------------
Columbia Common Stock Fund ...............................            $     4,837             $      3,223             $     (8,060)
Columbia Growth Fund .....................................                334,512              (37,229,351)              36,894,839
Columbia International Stock Fund ........................                447,057              (14,245,703)              13,798,646
Columbia Special Fund ....................................              5,332,818              (57,446,060)              52,113,242
Columbia Small Cap Fund ..................................              5,530,557                  (21,591)              (5,508,966)
Columbia Real Estate Equity Fund .........................              6,187,973               (2,272,645)              (3,915,328)
Columbia Technology Fund .................................                122,568                       --                 (122,568)
Columbia Strategic Value Fund ............................                 20,231               (3,088,281)               3,068,050
Columbia Balanced Fund ...................................                480,584                 (359,839)                (120,745)
Columbia Short Term Bond Fund ............................               (223,160)              (3,387,448)               3,610,608
Columbia Fixed Income Securities Fund ....................                356,986                 (328,432)                 (28,554)
Columbia National Municipal Bond Fund ....................                  2,494                   (2,091)                    (403)
Columbia Oregon Municipal Bond Fund ......................                 54,037                  (54,037)                      --
Columbia High Yield Fund .................................                256,301                 (256,301)                      --

Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                                             Tax-Exempt            Ordinary           Long-Term         Tax Return
                                                                Income              Income          Capital Gains       of Capital
                                                             -----------        -------------       -------------      -----------
Columbia Common Stock Fund ...........................       $        --         $ 2,325,610         $       --        $       --
Columbia International Stock Fund ....................                --             102,850                 --           403,799
Columbia Real Estate Equity Fund .....................                --          29,918,034                 --         3,915,328
Columbia Strategic Value Fund ........................                --           2,143,571             71,885                --
Columbia Balanced Fund ...............................                --          21,206,395                 --                --
Columbia Short Term Bond Fund ........................                --           3,936,894                 --                --
Columbia Fixed Income Securities Fund ................                --          25,343,852                 --                --
Columbia National Municipal Bond Fund ................           599,363               2,439             64,967                --
Columbia Oregon Municipal Bond Fund ..................        22,352,069             200,224          4,822,914                --
Columbia High Yield Fund .............................                --          30,342,904                 --                --
Columbia Daily Income Company ........................                --          14,142,055                 --                --

The tax character of distributions paid during the year ended December 31, 2001 was as follows:

                                                             Tax-Exempt            Ordinary           Long-Term         Tax Return
                                                                Income              Income          Capital Gains       of Capital
                                                             -----------        -------------       -------------      -----------
Columbia Common Stock Fund ...........................       $        --         $ 2,384,042         $  568,973        $       --
Columbia Growth Fund .................................                --                  --          6,365,332                --
Columbia International Stock Fund ....................                --                  --                 --           131,448
Columbia Special Fund ................................                --                  --         36,110,869                --
Columbia Real Estate Equity Fund .....................                --          21,221,990                 --         2,074,000
Columbia Strategic Value Fund ........................                --             503,110                 --                --
Columbia Balanced Fund ...............................                --          28,272,449                 --                --
Columbia Short Term Bond Fund ........................                --           2,396,760            107,979                --
Columbia Fixed Income Securities Fund ................                --          25,535,189                 --                --
Columbia National Municipal Bond Fund ................           533,303               3,175             22,086                --
Columbia Oregon Municipal Bond Fund ..................        22,201,827              18,916          1,079,947                --
Columbia High Yield Fund .............................                --          13,865,815                 --                --
Columbia Daily Income Company ........................                --          45,229,610                 --                --

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                            Undistributed       Undistributed       Undistributed      Unrealized
                                                              Tax-Exempt          Ordinary            Long-Term       Appreciation
                                                                Income             Income           Capital Gains    (Depreciation)*
                                                            -------------       -------------       -------------    ---------------
Columbia Common Stock Fund ...........................       $        --         $        --         $       --       $   198,225
Columbia Growth Fund .................................                --                  --                 --        (1,404,526)
Columbia International Stock Fund ....................                --                  --                 --        (5,040,672)
Columbia Special Fund ................................                --                  --                 --        18,584,065
Columbia Small Cap Fund ..............................                --                  --                 --        18,371,978
Columbia Real Estate Equity Fund .....................                --                  --                 --        64,716,341
Columbia Technology Fund .............................                --                  --                 --           170,418
Columbia Strategic Value Fund ........................                --                  --                 --        (9,203,454)
Columbia Balanced Fund ...............................                --                  --                 --        13,077,621
Columbia Short Term Bond Fund ........................                --              13,133                 --         6,803,738
Columbia Fixed Income Securities Fund ................                --                  --                 --        23,074,068
Columbia National Municipal Bond Fund ................             1,753               2,844             10,842           758,194

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 -- FEDERAL TAX INFORMATION (CONT.)

                                                             Undistributed     Undistributed     Undistributed      Unrealized
                                                               Tax-Exempt        Ordinary           Long-Term       Appreciation
                                                                 Income            Income         Capital Gains    (Depreciation)*
                                                             -------------     -------------     -------------     -------------
Columbia Oregon Municipal Bond Fund ....................        $8,813            $17,517            $277,844       $24,625,714
Columbia High Yield Fund ...............................            --                 --                  --         7,967,012

* The difference between book-basis and tax-basis unrealized appreciation (depreciation), if applicable, is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                                Year of Expiration
                           2003       2004         2005          2006         2007
                          ------    --------    ----------    ---------   -----------
Columbia Common
  Stock Fund .........    $   --    $     --    $       --    $     --    $        --
Columbia Growth
  Fund ...............        --          --            --          --     23,087,439
Columbia International
  Stock Fund .........        --          --            --          --      7,390,519
Columbia Special
  Fund ...............        --          --            --          --      9,239,978
Columbia Small Cap
  Fund ...............        --          --            --          --             --
Columbia Real Estate
  Equity Fund ........        --          --            --          --             --
Columbia Technology
  Fund ...............        --          --            --          --             --
Columbia Strategic
  Value Fund .........        --          --            --          --      1,431,991
Columbia Balanced
  Fund ...............        --          --            --          --             --
Columbia Short Term
  Bond Fund ..........     9,409     114,406     1,642,976     517,428             --
Columbia Fixed Income
  Securities Fund ....        --          --            --          --        339,655
Columbia High Yield
  Fund ...............        --          --            --          --      1,036,180

                                                  Year of Expiration
                                 2008            2009            2010            Total
                              ---------      ------------    ------------    ------------
Columbia Common
  Stock Fund .........        $        --    $ 52,039,637    $ 73,274,519    $125,314,156
Columbia Growth
  Fund ...............          7,477,479     162,540,209     201,393,752     394,498,879
Columbia International
  Stock Fund .........          5,799,517      24,287,430      16,745,931      54,223,397
Columbia Special
  Fund ...............         30,472,022     123,971,781      95,645,403     259,329,184
Columbia Small Cap
  Fund ...............                 --     117,057,825     101,480,033     218,537,858
Columbia Real Estate
  Equity Fund ........          1,271,327              --      14,545,453      15,816,780
Columbia Technology
  Fund ...............                 --       4,393,873       4,569,408       8,963,281
Columbia Strategic
  Value Fund .........            789,528              --      18,244,149      20,465,668
Columbia Balanced
  Fund ...............                 --      65,697,715      69,939,934     135,637,649
Columbia Short Term
  Bond Fund ..........          1,103,188              --              --       3,387,407
Columbia Fixed Income
  Securities Fund ....          8,464,598              --       2,709,651      11,513,904
Columbia High Yield
  Fund ...............          1,547,817       6,534,263      26,808,027      35,926,287

Of the capital loss carryforwards attributable to Columbia Growth Fund, $30,564,918 ($23,087,439 expiring 12/31/07 and $7,477,479 expiring 12/31/08) was obtained upon the Columbia Growth Fund's merger with Galaxy Large Cap Growth Fund (See Note 1).

Of the capital loss carryforwards attributable to Columbia International Stock Fund, $9,124,064 ($7,196,259 expiring 12/31/07 and $1,927,805 expiring 12/31/08)
and $4,725,563 ($194,260 expiring 12/31/07, $3,871,712 expiring 12/31/08 and
$659,591 expiring 12/31/09) were obtained upon the Columbia International Stock Fund's mergers with LNIF and SRIF, respectively (See Note 1).

Of the capital loss carryforwards attributable to Columbia Special Fund, $9,732,198 ($927,932 expiring 12/31/07, $7,427,424 expiring 12/31/08 and
$1,376,842 expiring 12/31/09), $39,492,613 ($5,340,814 expiring 12/31/07,
$22,105,946 expiring 12/31/08 and $12,045,853 expiring 12/31/09) and $4,415,697
($2,971,232 expiring 12/31/07, $938,652 expiring 12/31/08 and $505,813 expiring
12/31/09) were obtained upon the Columbia Special Fund's mergers with LMCGF, SRCOF and GGIIF, respectively (See Note 1).

Of the capital loss carryforwards attributable to Columbia Strategic Value Fund, $1,968,809 ($1,331,685 expiring 12/31/07 and $637,124 expiring 12/31/08) and
$252,710 ($100,306 expiring 12/31/07 and $152,404 expiring 12/31/08) were obtained upon the Columbia Strategic Value Fund's mergers with LCEF and LCF, respectively (See Note 1).

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Of the capital loss carryforwards attributable to Columbia Short Term Bond Fund, $3,387,407 ($9,409 expiring 12/31/03, $114,406 expiring 12/31/04, $1,642,976 expiring 12/31/05, $517,428 expiring 12/31/06 and $1,103,188 expiring 12/31/08)
was obtained upon the Columbia Short Term Bond Fund's merger with Galaxy Short Term Bond Fund (See Note 1).

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2002, for federal income tax purposes, post-October losses attributable to security transactions were deferred to January 1, 2003 as follows:
                                                                    Post-October
                                                                        Losses
                                                                    ------------
Columbia Common Stock Fund ...............................           $ 7,993,707
Columbia Growth Fund .....................................            31,704,883
Columbia International Stock Fund ........................             3,723,633
Columbia Special Fund ....................................            20,886,493
Columbia Small Cap Fund ..................................            16,691,680
Columbia Real Estate Equity Fund .........................             7,214,156
Columbia Strategic Value Fund ............................             7,631,709
Columbia Balanced Fund ...................................             7,074,215
Columbia Fixed Income Securities Fund ....................               315,665
Columbia High Yield Fund .................................             1,786,440

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Columbia Management Company ("CMC") is the investment advisor for each Fund. CMC is an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956. Prior to November 1, 2002, Columbia Funds Management Company ("CFMC"), an affiliate of CMC, managed the Funds.

Investment management fees were paid by each Fund to CMC or its predecessor CFMC. The fees are based on the following annual rates of average daily net assets:

                                                            Fees on             Fees on              Fees on             Fees on
                                                          Net Assets          Net Assets           Net Assets          Net Assets
                                                             First               Next                 Next              Exceeding
                                                         $200 Million        $300 Million         $500 Million         $1 Billion
                                                         ------------        ------------         ------------         ----------
Columbia Common Stock Fund......................              0.600%             0.600%              0.600%               0.600%
Columbia Growth Fund............................              0.750%             0.625%              0.500%               0.500%
Columbia International Stock Fund...............              1.000%             1.000%              1.000%               1.000%
Columbia Special Fund...........................              1.000%             1.000%              0.750%               0.750%
Columbia Small Cap Fund.........................              1.000%             1.000%              1.000%               1.000%
Columbia Real Estate Equity Fund................              0.750%             0.750%              0.750%               0.750%
Columbia Technology Fund........................              1.000%             1.000%              1.000%               1.000%
Columbia Strategic Value Fund...................              0.750%             0.750%              0.750%               0.750%
Columbia Balanced Fund..........................              0.500%             0.500%              0.500%               0.500%
Columbia Short Term Bond Fund...................              0.500%             0.500%              0.500%               0.500%
Columbia Fixed Income Securities Fund...........              0.500%             0.500%              0.500%               0.500%
Columbia National Municipal Bond Fund...........              0.500%             0.500%              0.500%               0.500%

                                                            Fees on             Fees on              Fees on             Fees on
                                                          Net Assets          Net Assets           Net Assets          Net Assets
                                                             First               Next                 Next              Exceeding
                                                         $200 Million        $300 Million         $500 Million         $1 Billion
                                                         ------------        ------------         ------------         ----------
Columbia Oregon Municipal Bond Fund.............              0.500%             0.500%              0.500%               0.500%
Columbia High Yield Fund........................              0.600%             0.600%              0.600%               0.600%
Columbia Daily Income Company...................              0.500%             0.500%              0.450%               0.400%

The transfer agent for the Funds is Liberty Fund Services, Inc. ("LFSI"), an indirect, wholly-owned subsidiary of Fleet. For all Funds' Class Z shares, with the exception of Columbia National Municipal Fund, LFSI is compensated based on a monthly fee equal to the higher of a per account fee or a flat fee of $1,500 per month. Columbia National Municipal Fund is not subject to the $1,500 flat fee. For Class A, B, D, G and T shares, each Fund pays LFSI a monthly fee that is the lower of: 1) the monthly fee described for Class Z shares in the preceding sentence, as applied to Class A, B, C, D, G and T shares, or 2) a fee based upon an annual rate of 0.06% of the average daily net assets attributable to Class A, B, D, G and T shares, plus a per transaction fee and a per account fee. In addition, LFSI receives reimbursement for certain out-of-pocket expenses. Prior to October 18, 2002, Columbia Trust Company ("CTC"), an affiliate of CMC and an indirect, wholly-owned subsidiary of Fleet, served as the Funds' transfer agent. Fees prior to October 18, 2002 were paid to CTC based on a per account fee.

Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of CMC, is responsible for providing pricing and bookkeeping services to the Funds under a Pricing, Bookkeeping and Fund Administration Agreement. Under a separate agreement (the "Outsourcing Agreement"), CMA has delegated certain of these functions to State Street Bank and Trust Company ("State Street"). CMA pays fees to State Street under the Outsourcing Agreement. Under its pricing and bookkeeping agreement with the Funds, CMA receives from each fund a monthly fee equal to 0.01% annually of each Fund's average daily net assets. The fee for a fund in any year shall not be less than $25,000 or exceed $150,000. Prior to July 1, 2002 certain direct accounting fees were paid to CTC.

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the CMC, is the Funds' principal underwriter. For the year ended December 31, 2002, the Funds have been advised that the Distributor retained fees as follows:

                                           Front-End           Contingent Deferred
                                          Sales Charge            Sales Charge
                                          ------------   ------------------------------
                                            Class A      Class B     Class D    Class G
                                            -------      -------     -------    -------
Columbia Common Stock Fund ..............    $     4      $  250      $ --      $   --
Columbia Growth Fund ....................         27          --        --       2,921
Columbia International Stock Fund .......        156       2,725        34          --
Columbia Special Fund ...................        252       1,757        --          59
Columbia Real Estate Equity Fund ........      1,257          --        --          --
Columbia Technology Fund ................         --          --        --          --
Columbia Strategic Value Fund ...........         47         853        --          --
Columbia Balanced Fund ..................         --         250        --          --
Columbia Short Term Bond Fund ...........      6,688         718        92          --
Columbia Fixed Income Securities Fund ...      2,252          83        --          --
Columbia National Municipal Bond Fund ...          5          --        --          --
Columbia Oregon Municipal Bond Fund .....        584       2,476       246          --
Columbia High Yield Fund ................     10,152       1,194         2          --

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Funds have adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service and distribution fee to the Distributor at an annual fee rate as follows:

                                                    Distribution Fee                                   Service Fee
                                      -------------------------------------------     -------------------------------------------
                                      Class A (a)   Class B   Class D     Class G     Class A (a)   Class B    Class D    Class G
                                      -----------   -------   -------     -------     -----------   -------    -------    -------
Columbia Common Stock Fund .......       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia Growth Fund .............       0.10%        0.75%     0.75%     0.65%(b)      0.25%        0.25%      0.25%      0.50%(b)
Columbia International Stock Fund.         --         0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia Special Fund ............       0.10%        0.75%     0.75%     0.65%(b)      0.25%        0.25%      0.25%      0.50%(b)
Columbia Real Estate Equity Fund .       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia Technology Fund .........       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia Strategic Value Fund ....         --         0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia Balanced Fund ...........       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia Short Term Bond Fund ....       0.10%        0.75%     0.75%     0.65%(c)      0.25%        0.25%      0.25%      0.50%(c)
Columbia Fixed Income
  Securities Fund ................       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia National Municipal
  Bond Fund ......................       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia Oregon Municipal
  Bond Fund ......................       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --
Columbia High Yield Fund .........       0.10%        0.75%     0.75%       --          0.25%        0.25%      0.25%        --

(a) The Fund's Board of Directors currently limits payments under the Plan for Class A shares to 0.25% annually.

(b) Under the Plan, the Fund does not intend to pay more than a total of 0.95% annually for Class G shares.

(c) Under the Plan, the Fund does not intend to pay more than a total of 0.80% annually for Class G shares.

For the Columbia Short Term Bond Fund, the Distributor has voluntarily agreed to waive a portion of its Class D distribution fees so that these fees do not exceed 0.40% annually of Class D's average daily net assets. For the Columbia National Municipal Fund and Columbia Oregon Municipal Bond Fund, the Distributor has voluntarily agreed to waive a portion of its Class D distribution fees so that these fees do not exceed 0.65% annually of Class D's average daily net assets. For the Columbia Fixed Income Securities Fund and Columbia High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class D distribution fees so that these fees do not exceed 0.85% annually of Class D's average daily net assets.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

The Columbia Special Fund and Columbia Short Term Bond Fund have adopted plans that permit them to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. The Columbia Special Fund does not intend to pay more than 0.30% annually for Class T shareholder service fees. The Columbia Short Term Bond Fund does not intend to pay more than 0.15% annually for Class T shareholder service fees.

For the year ended December 31, 2002, and until further notice, CMC has voluntarily agreed to reimburse expenses (excluding any class specific 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) in excess of 1.65% for the Columbia Technology Fund. The arrangement may be modified or terminated by CMC at any time.

For the three years commencing November 1, 2000 and ending October 31, 2003, CMC has contractually agreed to reimburse expenses (excluding any class specific 12b-1 fees and shareholder service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) in excess of 0.75% for the Columbia Short Term Bond Fund. In addition, through May 24, 2004, CMC or its

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

affiliate has voluntarily agreed to reimburse class specific transfer agency fees to the extent necessary to prevent the total annual operating expense from exceeding 1.64%, 0.98% and 0.66% for Class G, Class T, and Class Z shares, respectively, as a result of expenses attributable to the acquisition of the Galaxy Short-Term Bond Fund by the Columbia Short Term Bond Fund.

For the year ended December 31, 2002, CMC contractually agreed to reimburse expenses (excluding any class specific 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) in excess of 0.65% for the Columbia National Municipal Bond Fund. This arrangement has been voluntarily extended and may be modified or terminated by CMC at any time.

For the Columbia International Stock Fund and Columbia Strategic Value Fund, CMC has voluntarily agreed to waive a portion of the Class B, Class D and Class Z transfer agent fees as follows:

                                                                                  Class B       Class D       Class Z
                                                                                  -------       -------       -------
Columbia International Stock Fund ................................                 0.11%          0.75%         0.12%
Columbia Strategic Value Fund ....................................                 0.23%          0.15%         0.03%

For the Columbia Special Fund, CMC has voluntarily agreed to waive a portion of the Class A, Class B, Class D and Class Z transfer agent fees as follows:

                                                                  Class A           Class B         Class D           Class Z
                                                                  -------           -------         -------           -------
Columbia Special Fund ..........................                   0.01%             0.12%            0.09%             0.05%

For the Columbia Short Term Bond Fund, CMC or its affiliate has voluntarily agreed to reimburse a portion of the Class G transfer agent fees as follows:

                                                                                                                      Class G
                                                                                                                      -------
Columbia Short Term Bond Fund .....................................................................................     0.01%

CMC has agreed to keep these arrangements in place through May 2004. Thereafter, these arrangements may be modified or terminated by CMC at any time.

The Funds have an agreement with their custodian bank under which custody fees are reduced by balance credits. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. The amounts of custody credits for the year ended December 31, 2002 are as follows:

                                                                        Custody
                                                                        Credits
                                                                        -------
Columbia Common Stock Fund ..................................            $ 8,314
Columbia Growth Fund ........................................             15,433
Columbia International Stock Fund ...........................              4,016
Columbia Special Fund .......................................              8,834
Columbia Small Cap Fund .....................................              5,412
Columbia Real Estate Equity Fund ............................              4,979
Columbia Technology Fund ....................................                578
Columbia Strategic Value Fund ...............................              2,643
Columbia Balanced Fund ......................................             10,542
Columbia Short Term Bond Fund ...............................              3,853
Columbia Fixed Income Securities Fund .......................              4,380
Columbia National Municipal Bond Fund .......................              1,370
Columbia Oregon Municipal Bond Fund .........................              8,814
Columbia High Yield Fund ....................................              5,818
Columbia Daily Income Company ...............................             37,293

Directors' fees and expenses were paid directly by each Fund to directors having no affiliation with the Funds other than in their capacity as directors. Other officers and directors receive no compensation from the Funds.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY

                                 Columbia Funds
                      For the Year Ended December 31, 2002

                                                                                                                           Real
                                                 Common                     International                    Small        Estate
                                                 Stock          Growth          Stock         Special         Cap         Equity
                                                Fund (a)       Fund (b)        Fund (a)       Fund (c)        Fund        Fund (a)
                                              -----------    -----------     -----------    -----------    ----------   -----------
SHARES:
Class A:
Shares sold ..............................          2,138          6,415         103,222         15,672            --        50,286
Issued in connection with merger .........             --        142,906       2,026,408         68,335            --            --
Shares issued for distributions reinvested              2             --              --             --            --           614
Shares redeemed ..........................             --         (1,651)       (120,925)        (4,112)           --           (41)
                                              -----------    -----------     -----------    -----------    ----------   -----------
   Net increase ..........................          2,140        147,670       2,008,705         79,895            --        50,859
                                              ===========    ===========     ===========    ===========    ==========   ===========
Class B:
Shares sold ..............................          7,642          5,492          49,073          7,078            --        59,855
Shares issued in connection with merger ..             --             --       1,117,525        230,587            --            --
Shares issued for distributions reinvested             25             --              --             --            --           426
Shares redeemed ..........................           (328)            --         (76,334)        (8,494)           --           (27)
                                              -----------    -----------     -----------    -----------    ----------   -----------
   Net increase ..........................          7,339          5,492       1,090,264        229,171            --        60,254
                                              ===========    ===========     ===========    ===========    ==========   ===========
Class D:
Shares sold ..............................          2,972          4,966          16,230         11,403            --        20,247
Shares issued in connection with merger ..             --             --          56,019         18,373            --            --
Shares issued for distributions reinvested              7             --              --             --            --           234
Shares redeemed ..........................           (968)            --         (18,196)          (431)           --            --
                                              -----------    -----------     -----------    -----------    ----------   -----------
   Net increase ..........................          2,011          4,966          54,053         29,345            --        20,481
                                              ===========    ===========     ===========    ===========    ==========   ===========
Class G:
Shares sold ..............................             --            780              --            222            --            --
Shares issued in connection with merger ..             --        668,443              --         51,696            --            --
Shares redeemed ..........................             --        (11,143)             --           (913)           --            --
                                              -----------    -----------     -----------    -----------    ----------   -----------
   Net increase ..........................             --        658,080              --         51,005            --            --
                                              ===========    ===========     ===========    ===========    ==========   ===========
Class T:
Shares sold ..............................             --             --              --          1,181            --            --
Shares issued in connection with merger ..             --             --              --      1,766,763            --            --
Shares redeemed ..........................             --             --              --        (12,506)           --            --
                                              -----------    -----------     -----------    -----------    ----------   -----------
   Net increase ..........................             --             --              --      1,755,438            --            --
                                              ===========    ===========     ===========    ===========    ==========   ===========
Class Z:
Shares sold ..............................      7,624,871      6,673,385      14,151,430     23,256,300    19,739,178    33,091,005
Shares issued in connection with merger ..             --      4,131,819       1,426,094     16,875,517            --            --
Shares issued for distributions reinvested        153,392            100          48,107             --            --     1,648,657
Shares redeemed ..........................    (13,944,732)   (14,167,826)    (12,634,316)   (25,658,966)  (17,331,161)  (25,701,989)
                                              -----------    -----------     -----------    -----------    ----------   -----------

   Net increase (decrease) ...............     (6,166,469)    (3,362,522)      2,991,315     14,472,851     2,408,017     9,037,673
                                              ===========    ===========     ===========    ===========    ==========   ===========

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)

                                 Columbia Funds
                      For the Year Ended December 31, 2002


                                                  Common                         International
                                                  Stock             Growth           Stock
                                                 Fund (a)          Fund (b)         Fund (a)
                                              -------------     -------------    -------------
AMOUNTS:
Class A:
Sales .....................................   $      31,961     $     135,724    $   1,040,525
Proceeds received in connection with merger              --         3,133,045       20,243,813
Distributions reinvested ..................              24                --               --
Redemptions ...............................              --           (35,026)      (1,215,758)
                                              -------------     -------------    -------------
   Net increase ...........................   $      31,985     $   3,233,743    $  20,068,580
                                              =============     =============    =============
Class B:
Sales .....................................   $     117,918     $     119,511    $     492,261
Proceeds received in connection with merger              --                --       11,164,070
Distributions reinvested ..................             365                --               --
Redemptions ...............................          (5,120)               --         (768,135)
                                              -------------     -------------    -------------
   Net increase ...........................   $     113,163     $     119,511    $  10,888,196
                                              =============     =============    =============
Class D:
Sales .....................................   $      46,518     $     105,516    $     162,310
Proceeds received in connection with merger              --                --          559,632
Distributions reinvested ..................             105                --               --
Redemptions ...............................         (14,682)               --         (181,537)
                                              -------------     -------------    -------------
   Net increase ...........................   $      31,941     $     105,516    $     540,405
                                              =============     =============    =============
Class G:
Sales .....................................              --     $      16,449               --
Proceeds received in connection with merger              --        14,636,657               --
Redemptions ...............................              --          (235,662)              --
                                              -------------     -------------    -------------
   Net increase ...........................              --     $  14,417,444               --
                                              =============     =============    =============
Class T:
Sales .....................................              --                --               --
Proceeds received in connection with merger              --                --               --
Redemptions ...............................              --                --               --
                                              -------------     -------------    -------------
   Net increase ...........................              --                --               --
                                              =============     =============    =============
Class Z:
Sales .....................................   $ 129,705,574*    $ 165,334,435    $ 150,103,257
Proceeds received in connection with merger              --        90,545,496       14,246,687
Distributions reinvested ..................       2,267,130             2,235          478,672
Redemptions ...............................    (232,525,563)     (346,428,134)    (134,815,113)
                                              -------------     -------------    -------------
   Net increase (decrease) ................   $(100,552,859)    $ (90,545,968)   $  30,013,503
                                              =============     =============    =============
   Total Capital Share Transactions .......   $(100,375,770)    $ (72,669,754)   $  61,510,684
                                              =============     =============    =============

                                                                                       Real
                                                                      Small           Estate
                                                    Special            Cap            Equity
                                                    Fund (c)           Fund           Fund (a)
                                                 -------------    --------------   -------------
AMOUNTS:
Class A:
Sales .....................................      $     237,394                --   $     889,637
Proceeds received in connection with merger          1,049,181                --              --
Distributions reinvested ..................                 --                --          10,830
Redemptions ...............................            (61,507)               --            (701)
                                                 -------------    --------------   -------------
   Net increase ...........................      $   1,225,068                --   $     899,766
                                                 =============    ==============   =============
Class B:
Sales .....................................      $     106,916                --   $   1,057,426
Proceeds received in connection with merger          3,540,022                --              --
Distributions reinvested ..................                 --                --           7,526
Redemptions ...............................           (127,352)               --            (486)
                                                 -------------    --------------   -------------
   Net increase ...........................      $   3,519,586                --   $   1,064,466
                                                 =============    ==============   =============
Class D:
Sales .....................................      $     172,855                --   $     355,423
Proceeds received in connection with merger            282,040                --              --
Distributions reinvested ..................                 --                --           4,139
Redemptions ...............................             (6,374)               --              --
                                                 -------------    --------------   -------------
   Net increase ...........................      $     448,521                --   $     359,562
                                                 =============    ==============   =============
Class G:
Sales .....................................      $       3,363                --              --
Proceeds received in connection with merger            794,054                --              --
Redemptions ...............................            (13,602)               --              --
                                                 -------------    --------------   -------------
   Net increase ...........................      $     783,815                --              --
                                                 =============    ==============   =============
Class T:
Sales .....................................      $      17,735                --              --
Proceeds received in connection with merger         27,163,275                --              --
Redemptions ...............................           (187,071)               --              --
                                                 -------------    --------------   -------------
   Net increase ...........................      $  26,993,939                --              --
                                                 =============    ==============   =============
Class Z:
Sales .....................................      $ 377,870,023    $  396,004,404   $ 607,721,107
Proceeds received in connection with merger        259,343,536                --              --
Distributions reinvested ..................                 --                --      30,201,439
Redemptions ...............................       (417,250,145)     (327,998,840)   (466,134,043)
                                                 -------------    --------------   -------------
   Net increase (decrease) ................      $ 219,963,414    $   68,005,564   $ 171,788,503
                                                 =============    ==============   =============
   Total Capital Share Transactions .......      $ 252,934,343    $   68,005,564   $ 174,112,297
                                                 =============    ==============   =============

*     Includes $4,174 of securities received in an in-kind transfer.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                 Columbia Funds
                      For the Year Ended December 31, 2002

                                                                                             Short         Fixed         National
                                                             Strategic                       Term          Income       Municipal
                                               Technology      Value         Balanced        Bond        Securities        Bond
                                                Fund (a)     Fund (a)        Fund (a)      Fund (c)        Fund (a)      Fund (a)
                                              ----------    -----------    -----------    -----------    -----------    ----------
 SHARES:
 Class A:
 Shares sold ..............................          266         16,466          8,288        648,705         69,868         6,496
 Shares issued in connection with merger ..           --      4,196,653             --             --             --            --
 Shares issued for distributions reinvested           --             --             38            712             19            41
 Shares redeemed ..........................           --       (135,115)            (1)       (10,279)            --            --
                                              ----------    -----------    -----------    -----------    -----------    ----------
    Net increase ..........................          266      4,078,004          8,325        639,138         69,887         6,537
                                              ==========    ===========    ===========    ===========    ===========    ==========
 Class B:
 Shares sold ..............................        1,777         23,766         34,842        724,659        108,490        21,761
 Shares issued in connection with merger ..           --        163,845             --             --             --            --
 Shares issued for distributions reinvested           --             --            118            571            148            89
 Shares redeemed ..........................           --         (8,208)          (285)        (3,436)          (257)      (14,822)
                                              ----------    -----------    -----------    -----------    -----------    ----------
    Net increase ..........................        1,777        179,403         34,675        721,794        108,381         7,028
                                              ==========    ===========    ===========    ===========    ===========    ==========
 Class D:
 Shares sold ..............................          263          1,170         25,391        630,014         31,506         8,119
 Shares issued in connection with merger ..           --         27,645             --             --             --            --
 Shares issued for distributions reinvested           --             --            100          1,027             38            32
 Shares redeemed ..........................           --         (1,702)            --        (28,832)            --        (3,292)
                                              ----------    -----------    -----------    -----------    -----------    ----------
    Net increase ..........................          263         27,113         25,491        602,209         31,544         4,859
                                              ==========    ===========    ===========    ===========    ===========    ==========
 Class G:
 Shares sold ..............................           --             --             --          8,127             --            --
 Shares issued in connection with merger ..           --             --             --        208,508             --            --
 Shares issued for distributions reinvested           --             --             --            235             --            --
 Shares redeemed ..........................           --             --             --           (730)            --            --
                                              ----------    -----------    -----------    -----------    -----------    ----------
    Net increase ..........................           --             --             --        216,140             --            --
                                              ==========    ===========    ===========    ===========    ===========    ==========
 Class T:
 Shares sold ..............................           --             --             --         63,115             --            --
 Shares issued in connection with merger ..           --             --             --      3,594,178             --            --
 Shares issued for distributions reinvested           --             --             --          5,002             --            --
 Shares redeemed ..........................           --             --             --       (104,000)            --            --
                                              ----------    -----------    -----------    -----------    -----------    ----------
    Net increase ..........................           --             --             --      3,558,295             --            --
                                              ==========    ===========    ===========    ===========    ===========    ==========
 Class Z:
 Shares sold ..............................    2,055,133     24,026,235      6,801,092     16,131,131     22,424,154     1,109,593
 Shares issued in connection with merger ..           --        180,824             --     22,121,411             --            --
 Shares issued for distributions reinvested           --        171,442      1,137,024        426,395      1,948,592        64,411
 Shares redeemed ..........................   (1,621,025)   (18,027,370)   (17,367,916)    (9,419,905)   (19,120,878)     (981,956)
                                              ----------    -----------    -----------    -----------    -----------    ----------
    Net increase (decrease) ...............      434,108      6,351,131     (9,429,800)    29,259,032      5,251,868       192,048
                                              ==========    ===========    ===========    ===========    ===========    ==========

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)

                                 Columbia Funds
                      For the Year Ended December 31, 2002


                                                                  Strategic
                                                Technology          Value           Balanced
                                                 Fund (a)          Fund (a)          Fund (a)
                                               ------------     -------------     -------------
AMOUNTS:
Class A:
Sales .....................................    $      1,013     $     220,586     $     147,819
Proceeds received in connection with merger              --        54,514,520                --
Distributions reinvested ..................              --                --               668
Redemptions ...............................              --        (1,789,207)              (20)
                                               ------------     -------------     -------------
   Net increase ...........................    $      1,013     $  52,945,899     $     148,467
                                               ============     =============     =============
Class B:
Sales .....................................    $      6,709     $     316,907     $     622,186
Proceeds received in connection with merger              --         2,128,341                --
Distributions reinvested ..................              --                --             2,064
Redemptions ...............................              --          (108,351)           (5,115)
                                               ------------     -------------     -------------
   Net increase ...........................    $      6,709     $   2,336,897     $     619,135
                                               ============     =============     =============
Class D:
Sales .....................................    $      1,000     $      15,708     $     456,181
Proceeds received in connection with merger              --           359,105                --
Distributions reinvested ..................              --                --             1,738
Redemptions ...............................              --           (22,407)               --
                                               ------------     -------------     -------------
   Net increase ...........................    $      1,000     $     352,406     $     457,919
                                               ============     =============     =============
Class G:
Sales .....................................              --                --                --
Proceeds received in connection with merger              --                --                --
Distributions reinvested ..................              --                --                --
Redemptions ...............................              --                --                --
                                               ------------     -------------     -------------
   Net increase ...........................              --                --                --
                                               ============     =============     =============
Class T:
Sales .....................................              --                --                --
Proceeds received in connection with merger              --                --                --
Distributions reinvested ..................              --                --                --
Redemptions ...............................              --                --                --
                                               ------------     -------------     -------------
   Net increase ...........................              --                --                --
                                               ============     =============     =============
Class Z:
Sales .....................................    $ 10,220,887     $ 352,586,497     $ 129,567,321
Proceeds received in connection with merger              --         2,348,913                --
Distributions reinvested ..................              --         2,187,604        20,929,510
Redemptions ...............................      (7,491,197)     (244,650,805)     (325,499,332)
                                               ------------     -------------     -------------
   Net increase (decrease) ................    $  2,729,690     $ 112,472,209     $(175,002,501)
                                               ============     =============     =============
   Total Capital Share Transactions .......    $  2,738,412     $ 168,107,411     $(173,776,980)
                                               ============     =============     =============

                                                   Short             Fixed           National
                                                    Term             Income          Municipal
                                                    Bond          Securities           Bond
                                                  Fund (c)          Fund (a)          Fund (a)
                                               -------------     -------------     ------------
AMOUNTS:
Class A:
Sales .....................................    $   5,597,578     $     939,670     $     66,135
Proceeds received in connection with merger               --                --               --
Distributions reinvested ..................            6,168               252              425
Redemptions ...............................          (88,636)               --               --
                                               -------------     -------------     ------------
   Net increase ...........................    $   5,515,110     $     939,922     $     66,560
                                               =============     =============     ============
Class B:
Sales .....................................    $   6,252,006     $   1,456,255     $    222,588
Proceeds received in connection with merger               --                --               --
Distributions reinvested ..................            4,943             1,998              906
Redemptions ...............................          (29,668)           (3,454)        (150,595)
                                               -------------     -------------     ------------
   Net increase ...........................    $   6,227,281     $   1,454,799     $     72,899
                                               =============     =============     ============
Class D:
Sales .....................................    $   5,435,948     $     421,439     $     83,038
Proceeds received in connection with merger               --                --               --
Distributions reinvested ..................            8,883               510              322
Redemptions ...............................         (248,791)               --          (33,443)
                                               -------------     -------------     ------------
   Net increase ...........................    $   5,196,040     $     421,949     $     49,917
                                               =============     =============     ============
Class G:
Sales .....................................    $      69,466                --               --
Proceeds received in connection with merger        1,797,110                --               --
Distributions reinvested ..................            2,041                --               --
Redemptions ...............................           (6,301)               --               --
                                               -------------     -------------     ------------
   Net increase ...........................    $   1,862,316                --               --
                                               =============     =============     ============
Class T:
Sales .....................................    $     544,886                --               --
Proceeds received in connection with merger       30,982,225                --               --
Distributions reinvested ..................           43,369                --               --
Redemptions ...............................         (898,480)               --               --
                                               -------------     -------------     ------------
   Net increase ...........................    $  30,672,000                --               --
                                               =============     =============     ============
Class Z:
Sales .....................................    $ 138,763,864     $ 299,097,456     $ 11,268,258
Proceeds received in connection with merger      190,685,846                --               --
Distributions reinvested ..................        3,668,146        25,971,318          649,959
Redemptions ...............................      (80,968,926)     (254,637,100)      (9,873,648)
                                               -------------     -------------     ------------
   Net increase (decrease) ................    $ 252,148,930     $  70,431,674     $  2,044,569
                                               =============     =============     ============
   Total Capital Share Transactions .......    $ 301,621,677     $  73,248,344     $  2,233,945
                                               =============     =============     ============

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                 Columbia Funds
                      For the Year Ended December 31, 2002

                                                                            Oregon
                                                                          Municipal                High                   Daily
                                                                             Bond                 Yield                  Income
                                                                           Fund (a)              Fund (a)                Company
                                                                         -----------           -----------           --------------
SHARES:
Class A:
Shares sold ...................................................               37,901             4,382,301                       --
Shares issued for distributions reinvested ....................                  236                10,597                       --
Shares redeemed ...............................................                   --              (329,642)                      --
                                                                         -----------           -----------           --------------
   Net increase ...............................................               38,137             4,063,256                       --
                                                                         ===========           ===========           ==============
Class B:
Shares sold ...................................................               33,682             2,007,189                       --
Shares issued for distributions reinvested ....................                  170                 3,910                       --
Shares redeemed ...............................................               (3,990)              (14,669)                      --
                                                                         -----------           -----------           --------------
   Net increase ...............................................               29,862             1,996,430                       --
                                                                         ===========           ===========           ==============
Class D:
Shares sold ...................................................               37,686             2,151,932                       --
Shares issued for distributions reinvested ....................                  109                 4,089                       --
Shares redeemed ...............................................               (1,979)                 (154)                      --
                                                                         -----------           -----------           --------------
   Net increase ...............................................               35,816             2,155,867                       --
                                                                         ===========           ===========           ==============
Class Z:
Shares sold ...................................................           13,500,076            89,490,322            1,214,530,352
Shares issued for distributions reinvested ....................            1,896,736             3,386,949               14,408,323
Shares redeemed ...............................................          (15,383,205)          (35,810,741)          (1,346,398,974)
                                                                         -----------           -----------           --------------
   Net increase (decrease) ....................................               13,607            57,066,530             (117,460,299)
                                                                         ===========           ===========           ==============

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)

                                 Columbia Funds
                      For the Year Ended December 31, 2002

                                                                      Oregon
                                                                     Municipal                 High                   Daily
                                                                        Bond                   Yield                  Income
                                                                      Fund (a)                Fund (a)               Company
                                                                  -------------            -------------         ---------------
AMOUNTS:
Class A:
Sales .................................................           $     471,456            $  36,558,214                      --
Distributions reinvested ..............................                   2,929                   88,687                      --
Redemptions ...........................................                      --               (2,758,792)                     --
                                                                  -------------            -------------         ---------------
   Net increase .......................................           $     474,385            $  33,888,109                      --
                                                                  =============            =============         ===============
Class B:
Sales .................................................           $     419,900            $  16,716,021                      --
Distributions reinvested ..............................                   2,114                   32,718                      --
Redemptions ...........................................                 (49,521)                (122,617)                     --
                                                                  -------------            -------------         ---------------
   Net increase .......................................           $     372,493            $  16,626,122                      --
                                                                  =============            =============         ===============
Class D:
Sales .................................................           $     472,508            $  17,940,183                      --
Distributions reinvested ..............................                   1,356                   34,217                      --
Redemptions ...........................................                 (24,640)                  (1,285)                     --
                                                                  -------------            -------------         ---------------
   Net increase .......................................           $     449,224            $  17,973,115                      --
                                                                  =============            =============         ===============
Class Z:
Sales .................................................           $ 167,348,905            $ 756,219,396         $ 1,214,530,352
Distributions reinvested ..............................              23,528,226               28,634,236              14,408,323
Redemptions ...........................................            (190,394,095)            (301,863,222)         (1,346,398,974)
                                                                  -------------            -------------         ---------------
   Net increase (decrease) ............................           $     483,036            $ 482,990,410         $  (117,460,299)
                                                                  =============            =============         ===============
   Total Capital Share Transactions ...................           $   1,779,138            $ 551,477,756         $  (117,460,299)
                                                                  =============            =============         ===============

(a) Effective November 1, 2002, the Fund began offering four classes of shares: Class A, Class B, Class D and Class Z shares. Prior to November 1, 2002, the Fund was single class, which was subsequently named Class Z shares.

(b) Effective November 1, 2002, the Fund began offering five classes of shares: Class A, Class B, Class D, Class G and Class Z shares. Prior to November 1, 2002, the Fund was single class, which was subsequently named Class Z shares.

(c)   Effective November 1, 2002, the Fund began offering six classes of shares:
      Class A, Class B, Class D, Class G, Class T and Class Z shares. Prior to November 1, 2002, the Fund was single class, which was subsequently named Class Z shares.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                 Columbia Funds
                      For the Year Ended December 31, 2001


                                                  Common                            International
                                                   Stock              Growth            Stock
                                                    Fund               Fund             Fund
                                               -------------      -------------     -------------
SHARES:
Class Z:
Shares sold ...............................       10,491,254          6,698,004        10,569,626
Shares issued for  distributions reinvested          145,205            191,120            10,692
Shares redeemed ...........................      (13,300,679)       (12,489,763)      (11,176,755)
                                               -------------      -------------     -------------
   Net increase (decrease) ................       (2,664,220)        (5,600,639)         (596,437)
                                               =============      =============     =============
AMOUNTS:
Class Z:
Sales .....................................    $ 223,544,221*     $ 224,936,719     $ 137,760,985
Distributions reinvested ..................        2,904,776          6,121,573           128,621
Redemptions ...............................     (281,981,291)      (422,010,636)     (145,054,766)
                                               -------------      -------------     -------------
   Net increase (decrease) ................    $ (55,532,294)     $(190,952,344)    $  (7,165,160)
                                               =============      =============     =============

                                                                                          Real
                                                                        Small            Estate
                                                    Special              Cap             Equity
                                                      Fund               Fund              Fund
                                                  -------------     -------------     -------------
SHARES:
Class Z:
Shares sold ...............................          10,827,578        23,700,865        19,257,087
Shares issued for  distributions reinvested           1,812,540                --         1,287,767
Shares redeemed ...........................         (14,683,575)      (15,927,385)      (10,494,908)
                                                  -------------     -------------     -------------
   Net increase (decrease) ................          (2,043,457)        7,773,480        10,049,946
                                                  =============     =============     =============
AMOUNTS:
Class Z:
Sales .....................................       $ 233,729,747     $ 523,950,512     $ 342,012,407
Distributions reinvested ..................          35,253,904                --        22,872,415
Redemptions ...............................        (307,848,091)     (348,625,888)     (185,458,069)
                                                  -------------     -------------     -------------
   Net increase (decrease) ................       $ (38,864,440)    $ 175,324,624     $ 179,426,753
                                                  =============     =============     =============

                                                                  Strategic
                                                Technology          Value           Balanced
                                                   Fund             Fund              Fund
                                               ------------     -------------     -------------
SHARES:
Class Z:
Shares sold ...............................       2,782,881        13,572,048        10,632,218
Shares issued for  distributions reinvested              --            34,400         1,349,053
Shares redeemed ...........................      (1,591,291)       (4,847,656)      (13,467,113)
                                               ------------     -------------     -------------
   Net increase (decrease) ................       1,191,590         8,758,792        (1,485,842)
                                               ============     =============     =============
AMOUNTS:
Class Z:
Sales .....................................    $ 18,876,487     $ 178,940,298     $ 229,671,103
Distributions reinvested ..................              --           499,485        27,875,444
Redemptions ...............................      (9,287,489)      (63,849,817)     (287,224,069)
                                               ------------     -------------     -------------
   Net incease (decrease) .................    $  9,588,998     $ 115,589,966     $ (29,677,522)
                                               ============     =============     =============

                                                   Short             Fixed          National
                                                    Term             Income         Municipal
                                                    Bond           Securities         Bond
                                                    Fund              Fund            Fund
                                                ------------     -------------     -----------
SHARES:
Class Z:
Shares sold ...............................        6,668,086        18,021,813         647,652
Shares issued for  distributions reinvested          276,496         1,807,564          51,314
Shares redeemed ...........................       (3,873,523)     (13,794,317)        (399,171)
                                                ------------     -------------     -----------
   Net increase (decrease) ................        3,071,059         6,035,060         299,795
                                                ============     =============     ===========
AMOUNTS:
Class Z:
Sales .....................................     $ 57,224,022     $ 237,931,931     $ 6,424,664
Distributions reinvested ..................        2,358,854        23,905,520         507,903
Redemptions ...............................      (33,118,729)     (181,939,632)     (3,955,073)
                                                ------------     -------------     -----------
   Net incease (decrease) .................     $ 26,464,147     $  79,897,819     $ 2,977,494
                                                ============     =============     ===========

*     Includes $17,070 of securities received in an in-kind transfer.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY (CONT.)

                                 Columbia Funds
                      For the Year Ended December 31, 2001

                                                                       Oregon
                                                                      Municipal             High               Daily
                                                                        Bond                Yield              Income
                                                                        Fund                 Fund              Company
                                                                    -------------       -------------      ---------------
SHARES:
Class Z:
Shares sold ..............................................             12,007,422          34,217,948        1,507,707,483
Shares issued for distributions reinvested ...............              1,490,891           1,451,820           45,211,017
Shares redeemed ..........................................             (8,798,807)        (19,588,487)      (1,497,533,872)
                                                                    -------------       -------------      ---------------
   Net increase ..........................................              4,699,506          16,081,281           55,384,628
                                                                    =============       =============      ===============
AMOUNTS:
Class Z:
Sales ....................................................          $ 147,270,468       $ 308,626,705      $ 1,507,707,483
Distributions reinvested .................................             18,269,042          13,033,592           45,211,017
Redemptions ..............................................           (107,912,289)       (175,676,728)      (1,497,533,872)
                                                                    -------------       -------------      ---------------
   Net increase ..........................................          $  57,627,221       $ 145,983,569      $    55,384,628
                                                                    =============       =============      ===============

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of:

    Columbia Common Stock Fund, Inc.
    Columbia Growth Fund, Inc.
    Columbia International Stock Fund, Inc.
    Columbia Special Fund, Inc.
    Columbia Small Cap Fund, Inc.
    Columbia Real Estate Equity Fund, Inc.
    Columbia Technology Fund, Inc.
    Columbia Strategic Value Fund, Inc.
    Columbia Balanced Fund, Inc.
    Columbia Short Term Bond Fund, Inc.
    Columbia Fixed Income Securities Fund, Inc.
    Columbia National Municipal Bond Fund, Inc.
    Columbia Oregon Municipal Bond Fund, Inc.
    Columbia High Yield Fund, Inc.
    Columbia Daily Income Company

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds listed above comprising the Columbia Funds (collectively, the "Funds") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Portland, Oregon

February 19, 2003

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Directors serve terms of indefinite duration. The names, addresses and ages of the Directors and officers of each of the Columbia Funds, the term of office and length of time served, their principal occupations during at least the past five years, the number of portfolios in fund complex overseen by each Director, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Columbia Funds. There is no family relationship between any of the directors listed above. The Statement of Additional Information (SAI) contains additional information about the Directors and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                          Number of
                                                                                                        Portfolios in
                                                                                                            Fund
                                                Term of Office               Principal                     Complex         Other
                             Position(s)             and                  Occupation(s)                  Overseen by   Directorships
                              Held With         Length of Time              During Past 5                 Director/       Held by
Name, Address and Age           Funds              Served**                   Years***                  Trustee****       Director
------------------------------------------------------------------------------------------------------------------------------------
J. Jerry Inskeep, Jr. (1)*  Chairman and      Served for 37 Years     Chairman of CMC Fund Trust             35             None
1300 S.W. Sixth Avenue      Director                                  and Columbia Funds
 Portland, OR 97201
(71 years old)

J. Kevin Connaughton*       Chief Financial   Served for one month    Treasurer of Liberty Funds and
245 Summer Street           Officer                                   Liberty All-Star Funds, Stein Roe
Boston, MA 02110                                                      Funds and Galaxy Funds, Senior
(38 years old)                                                        Vice President of Liberty Funds
                                                                      Group LLC. Prior to his current
                                                                      positions, Mr. Connaughton was
                                                                      Controller of Liberty Funds,
                                                                      Liberty All-Star Funds and Stein
                                                                      Roe Funds; Vice President of
                                                                      Liberty Funds Group LLC and
                                                                      Colonial Management Associates,
                                                                      Inc.; Senior Tax Manager, Coopers
                                                                      & Lybrand LLP.

Jeff B. Curtis*             President and     Served for 3 Years      Executive Vice President and
1300 S.W. Sixth Avenue      Assistant                                 Chief Operating Officer-West
Portland, OR 97201          Secretary                                 Coast of Columbia Management Co.
(49 years old)                                                        (the "Adviser"). Prior to his current
                                                                      positions, Mr. Curtis held
                                                                      positions of President, Senior
                                                                      Vice President and, general
                                                                      counsel of the Adviser.

Kathleen M. Griffin*        Vice President    Served for 3 Years      Vice President of Columbia
1300 S.W. Sixth Avenue                                                Financial Center Incorporated
Portland, OR 97201                                                    ("CFCI")
(43 years old)

Jeffrey L. Lunzer*          Vice President    Served for 3 Years      Vice President of the Adviser.
1300 S.W. Sixth Avenue                                                Prior to his current positions Mr.
Portland, OR 97201                                                    Lunzer was the Controller for the
(42 years old)                                                        Funds. Before joining the Funds in
                                                                      1998, Mr. Lunzer was Treasurer and
                                                                      Fund Officer of WM Group of Funds,
                                                                      a mutual fund company.

Joseph R. Palombo*          Vice President    Served for one month    Chief Operating Officer and
245 Sumner Street                                                     Director of the Adviser, Director
Boston, MA 02110                                                      of CFCI (Columbia Financial Center,
(50 years old)                                                        Inc.); Vice President of Stein Roe
                                                                      Services, Inc.; Director of
                                                                      Colonial Advisory Services, Inc.;
                                                                      Director and Executive Vice
                                                                      President of Colonial Management
                                                                      Associated, Inc.; Director of
                                                                      Liberty Financial Advisor; Director
                                                                      of Alpha Trade.

----------
(1) Mr. Inskeep is deemed to be an interested director because he is affiliated with the Adviser.

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                                                                                  Number of
                                                                                               Portfolios in
                                                                                                    Fund
                                           Term of Office                    Principal            Complex            Other
                             Position(s)         and                       Occupation(s)        Overseen by      Directorships
                              Held With    Length of Time                  During Past 5         Director/          Held by
Name, Address and Age           Funds         Served**                       Years***           Trustee****        Director
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Wentzien*            Secretary   Served for 3 Years     Vice President of the Adviser.
1300 S.W. Sixth Avenue                                          Prior to his current
Portland, OR 97201                                              positions, Mr. Wentzien was
(42 years old)                                                  Associate Counsel of the
                                                                Adviser.

                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

James C. George              Director    Served for 9 Years     Investment Consultant                35          None
1001 S.W. 5th Avenue
Suite 1100
Portland, OR 97204
(70 years old)

Patrick J. Simpson           Director    Served for 3 Years     Lawyer, Perkins Coie LLP             35          None
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204
(58 years old)

Richard L. Woolworth         Director    Served for 12 Years    Chairman/CEO,                        35          The Regence Group,
100 S.W. Market St. #1500                                       The Regence Group                                Regence BlueCross
Portland, OR 97207                                                                                               BlueShield of
(61 years old)                                                                                                   Oregon; NW Natural,
                                                                                                                 a natural gas
                                                                                                                 service provid


Charles R. Nelson            Director    Served for six months  Van Voorhis Professor,               15*****     None
Department of Economics                                         Department of Economics,
University of Washington                                        University of Washington;
Seattle, WA 98195                                               consultant on economic and
(60 years old)                                                  statistical matters

----------------

*     Interested person as defined by the 1940 Act.

** Each director serves for an indefinite term in accordance with the current Bylaws of each Fund until the date a director resigns, retires or is removed in accordance with the Bylaws of the Fund.

*** All of the officers of the Funds are employees and officers of the Adviser and/or its affiliates. Only principal occupations are listed.

**** Each director is a director of the 15 Columbia Funds set forth in this annual report. Mr. Nelson was elected as a director in July 2002. Each director except Mr. Nelson, are trustees of twenty portfolios of CMC Fund Trust, an open end management investment company also advised by the Adviser. Mr. Nelson was appointed as a trustee of the CMC Fund Trust portfolios on January 27, 2003.

***** Mr. Nelson serves as an independent trustee of the funds in the Liberty
      Funds Complex, which are advised and distributed by affiliates of the Adviser, consisting of 118 funds.

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Federal Income Tax Information

Columbia Common Stock Fund

100.00% of the ordinary income distributed by the Fund, for the year ended December 31, 2002, qualifies for the corporate dividends received deduction.

Columbia Strategic Value Fund

100.00% of the ordinary income distributed by the Fund, for the year ended December 31, 2002, qualifies for the corporate dividends received deduction.

For the fiscal year ended December 31, 2002, the Fund designates long-term capital gains of $70,284.

Columbia Balanced Fund

26.78% of the ordinary income distributed by the Fund, for the year ended December 31, 2002, qualifies for the corporate dividends received deduction.

Columbia National Municipal Bond Fund

99.61% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

For the fiscal year ended December 31, 2002, the Fund designates long-term capital gains of $75,809.

Columbia Oregon Municipal Bond Fund

99.72% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

For the fiscal year ended December 31, 2002, the Fund designates long-term capital gains of $5,100,758.

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Results of Special Meeting of Shareholders

On July 31, 2002, a Special Meeting of Shareholders of the Funds was held to conduct a vote for and against the approval of the Items listed on the Trust's Proxy Statement for said meeting. On May 24, 2002, the record date for the Meeting, the Funds had shares outstanding as follows:

      Columbia Common Stock Fund, Inc.                           34,553,054.337
      Columbia Growth Fund, Inc.                                 40,168,028.901
      Columbia International Stock Fund, Inc.                    11,296,916.362
      Columbia Special Fund, Inc.                                40,169,896.686
      Columbia Small Cap Fund, Inc.                              30,619,278.035
      Columbia Real Estate Equity Fund, Inc.                     41,060,248.826
      Columbia Technology Fund, Inc.                              2,113,919.143
      Columbia Strategic Value Fund, Inc.                        24,396,374.658
      Columbia Balanced Fund, Inc.                               45,008,669.987
      Columbia Short Term Bond Fund, Inc.                         8,902,965.579
      Columbia Fixed Income Securities Fund, Inc.                34,621,835.925
      Columbia National Municipal Bond Fund, Inc.                 1,563,229.257
      Columbia Oregon Municipal Bond Fund, Inc.                  40,370,276.930
      Columbia High Yield Fund, Inc.                             47,786,394.675
      Columbia Daily Income Company                           1,218,279,984.400

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

The votes cast were as follows:

Columbia Common Stock Fund:
------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
------------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares    Total Shares Voted
------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,422,648.713            53.317%              95.840%
    Against                                                          799,587.080             2.314%               4.160%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,447,247.393            53.388%              95.968%
    Against                                                          774,988.400             2.243%               4.032%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,419,906.043            53.309%              95.826%
    Against                                                          802,329.750             2.322%               4.174%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,435,148.007            53.353%              95.905%
    Against                                                          787,087.786             2.278%               4.095%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,423,777.179            53.320%              95.846%
    Against                                                          798,458.614             2.311%               4.154%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           15,791,823.277            45.703%              82.154%
    Against                                                        1,378,215.047             3.989%               7.170%
    Abstain                                                        1,026,606.469             2.971%              10.676%
------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           16,014,516.044            46.348%              83.312%
    Against                                                        1,104,859.667             3.198%               5.748%
    Abstain                                                        1,077,269.082             3.118%              10.940%
------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           15,708,901.743            45.463%              81.723%
    Against                                                        1,368,690.463             3.961%               7.120%
    Abstain                                                        1,119,052.587             3.239%              11.157%
------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           16,130,498.479            46.683%              83.916%
    Against                                                        1,155,739.075             3.345%               6.013%
    Abstain                                                          910,407.239             2.635%              10.071%
------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           17,804,329.567            51.528%              92.624%
    Against                                                          555,366.191             1.607%               2.889%
    Abstain                                                          862,540.035             2.496%               4.487%
------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Growth Fund:
------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
------------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares   Total Shares Voted
------------------------------------------------------------------------------------------------------------------------------
    For                                                           20,652,539.079            51.415%              93.794%
    Against                                                        1,366,612.013             3.402%               6.206%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           20,630,312.322            51.360%              93.693%
    Against                                                        1,388,838.770             3.458%               6.307%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           20,595,486.965            51.273%              93.534%
    Against                                                        1,423,664.127             3.544%               6.466%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           20,583,660.521            51.244%              93.481%
    Against                                                        1,435,490.571             3.574%               6.519%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           20,562,412.843            51.191%              93.384%
    Against                                                        1,456,738.249             3.627%               6.616%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           16,554,376.853            41.213%              75.182%
    Against                                                        2,952,063.946             7.349%              13.407%
    Abstain                                                        1,471,986.293             3.665%              11.411%
------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           16,758,628.224            41.721%              76.109%
    Against                                                        2,641,918.080             6.577%              11.998%
    Abstain                                                        1,577,880.788             3.928%              11.893%
------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           16,468,951.053            41.000%              74.794%
    Against                                                        2,948,526.995             7.340%              13.391%
    Abstain                                                        1,560,949.044             3.886%              11.815%
------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           16,861,116.295            41.976%              76.575%
    Against                                                        2,742,273.993             6.827%              12.454%
    Abstain                                                        1,375,036.804             3.423%              10.971%
------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction on investing more than 5% of a Fund's assets in securities of any one issuer:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           16,080,771.093            40.034%              73.031%
    Against                                                        3,527,050.974             8.781%              16.018%
    Abstain                                                        1,370,605.025             3.412%              10.951%
------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           19,737,141.673            49.136%              89.636%
    Against                                                          995,075.555             2.477%               4.519%
    Abstain                                                        1,286,933.864             3.204%               5.845%
------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia International Stock Fund:
------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
------------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares   Total Shares Voted
------------------------------------------------------------------------------------------------------------------------------
    For                                                            6,349,287.603            56.204%              92.999%
    Against                                                          477,984.366             4.231%               7.001%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            6,356,804.887            56.270%              93.109%
    Against                                                          470,467.082             4.165%               6.891%
    Abstain                                                                   --                 --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            6,350,793.794            56.217%              93.021%
    Against                                                          476,478.175             4.218%               6.979%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            6,349,181.002            56.203%              92.997%
    Against                                                          478,090.967             4.232%               7.003%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            6,352,058.709            56.228%              93.039%
    Against                                                          475,213.260             4.207%               6.961%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,214,138.910            46.155%              76.372%
    Against                                                          659,943.514             5.842%               9.666%
    Abstain                                                          575,677.545             5.096%              13.962%
------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,386,621.550            47.682%              78.899%
    Against                                                          517,399.314             4.580%               7.578%
    Abstain                                                          545,739.105             4.831%              13.523%
------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,333,372.903            47.211%              78.119%
    Against                                                          548,063.062             4.851%               8.028%
    Abstain                                                          568,324.004             5.031%              13.853%
------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,388,889.348            47.702%              78.932%
    Against                                                          553,864.131             4.903%               8.113%
    Abstain                                                          507,006.490             4.488%              12.955%
------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
------------------------------------------------------------------------------------------------------------------------------
    For                                                            6,107,503.248            54.063%              89.458%
    Against                                                          249,978.565             2.213%               3.661%
    Abstain                                                          469,790.156             4.159%               6.881%
------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Special Fund:
-------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total     % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares    Total Shares Voted
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           23,674,925.663            58.937%              95.566%
    Against                                                        1,098,489.471             2.735%               4.434%
    Abstain                                                                   --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           23,707,936.016            59.019%              95.699%
    Against                                                        1,065,479.118             2.652%               4.301%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           23,646,038.922            58.865%              95.449%
    Against                                                        1,127,376.212             2.807%               4.551%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           23,654,327.981            58.886%              95.483%
    Against                                                        1,119,087.153             2.786%               4.517%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           23,647,033.580            58.868%              95.453%
    Against                                                        1,126,381.554             2.804%               4.547%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
-------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,846,030.965            46.916%              76.074%
    Against                                                        2,257,008.992             5.619%               9.111%
    Abstain                                                        1,195,315.177             2.976%              14.815%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
-------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,855,444.287            46.939%              76.112%
    Against                                                        2,207,058.717             5.494%               8.909%
    Abstain                                                        1,235,852.130             3.077%              14.979%
-------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,818,161.523            46.846%              75.961%
    Against                                                        2,216,064.394             5.517%               8.945%
    Abstain                                                        1,264,129.217             3.147%              15.094%
-------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           19,020,814.102            47.351%              76.779%
    Against                                                        2,146,603.070             5.344%               8.665%
    Abstain                                                        1,130,937.962             2.815%              14.556%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           22,975,554.043            57.196%              92.742%
    Against                                                          763,410.486             1.900%               3.082%
    Abstain                                                        1,034,450.605             2.575%               4.176%
-------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Small Cap Fund:
-------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   % of Shares to Total     % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares       Outstanding Shares    Total Shares Voted
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,940,203.843            61.857%              97.485%
    Against                                                          488,649.270             1.596%               2.515%
    Abstain                                                                   --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,960,798.147            61.924%              97.591%
    Against                                                          468,054.966             1.529%               2.409%
    Abstain                                                                   --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,950,316.569            61.890%              97.537%
    Against                                                          478,536.544             1.563%               2.463%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,953,211.802            61.900%              97.552%
    Against                                                          475,641.311             1.553%               2.448%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,950,459.008            61.891%              97.538%
    Against                                                          478,394.105             1.562%               2.462%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
-------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,636,323.387            47.801%              75.333%
    Against                                                        1,001,867.184             3.272%               5.157%
    Abstain                                                          361,955.542             1.182%              19.510%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
-------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,863,897.402            48.544%              76.504%
    Against                                                          736,596.072             2.406%               3.791%
    Abstain                                                          399,652.639             1.305%              19.705%
-------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,766,437.204            48.226%              76.003%
    Against                                                          830,077.194             2.711%               4.272%
    Abstain                                                          403,581.715             1.318%              19.725%
-------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,932,953.052            48.770%              76.860%
    Against                                                          706,236.993             2.307%               3.635%
    Abstain                                                          360,956.068             1.179%              19.505%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                           18,780,519.571            61.336%              96.663%
    Against                                                          310,349.791             1.014%               1.597%
    Abstain                                                          337,983.751             1.104%               1.740%
-------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Real Estate Equity Fund:
-----------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total     % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares    Total Shares Voted
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           21,260,306.568            51.778%              97.385%
    Against                                                          570,970.936             1.391%               2.615%
    Abstain                                                                   --                --                   --
-----------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           21,287,482.631            51.845%              97.509%
    Against                                                          543,794.873             1.324%               2.491%
    Abstain                                                                   --                --                   --
-----------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           21,265,004.255            51.790%              97.406%
    Against                                                          566,273.249             1.379%               2.594%
    Abstain                                                                   --                --                   --
-----------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           21,279,565.942            51.825%              97.473%
    Against                                                          551,711.562             1.344%               2.527%
    Abstain                                                                   --                --                   --
-----------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           21,247,994.590            51.748%              97.328%
    Against                                                          583,282.914             1.421%               2.672%
    Abstain                                                                   --                --                   --
-----------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
-----------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           15,231,176.124            37.095%              69.768%
    Against                                                        1,737,974.733             4.233%               7.961%
    Abstain                                                          619,232.647             1.508%              22.271%
-----------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
-----------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           15,351,132.879            37.387%              70.317%
    Against                                                        1,524,099.398             3.712%               6.981%
    Abstain                                                          713,151.227             1.737%              22.702%
-----------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           15,236,266.666            37.107%              69.791%
    Against                                                        1,582,256.834             3.854%               7.248%
    Abstain                                                          769,860.004             1.875%              22.961%
-----------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           15,383,290.551            37.465%              70.464%
    Against                                                        1,547,123.367             3.768%               7.087%
    Abstain                                                          657,969.586             1.602%              22.449%
-----------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
-----------------------------------------------------------------------------------------------------------------------------
    For                                                           20,957,966.898            51.042%              96.000%
    Against                                                          366,287.586             0.892%               1.678%
    Abstain                                                          507,023.020             1.235%               2.322%
-----------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Technology Fund:
-------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares   Total Shares Voted
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,191,494.325            56.364%              84.817%
    Against                                                          213,289.767            10.090%              15.183%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,191,562.936            56.367%              84.822%
    Against                                                          213,221.156            10.087%              15.178%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,185,943.202            56.102%              84.422%
    Against                                                          218,840.890            10.352%              15.578%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,191,422.091            56.361%              84.812%
    Against                                                          213,362.001            10.093%              15.188%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,185,151.252            56.064%              84.365%
    Against                                                          219,632.840            10.390%              15.635%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
-------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              980,444.993            46.380%              69.793%
    Against                                                          336,449.070            15.916%              23.950%
    Abstain                                                           65,462.029             3.097%               6.257%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
-------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,109,342.970            52.478%              78.969%
    Against                                                          162,319.294             7.679%              11.555%
    Abstain                                                          110,693.828             5.236%               9.476%
-------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,107,153.591            52.374%              78.813%
    Against                                                          168,990.105             7.994%              12.030%
    Abstain                                                          106,212.396             5.024%               9.157%
-------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,143,086.650            54.074%              81.371%
    Against                                                          143,762.943             6.801%              10.234%
    Abstain                                                           95,506.499             4.518%               8.395%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            1,264,705.030            59.828%              90.029%
    Against                                                           79,020.607             3.738%               5.625%
    Abstain                                                           61,058.455             2.888%               4.346%
-------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Strategic Value Fund:
------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
------------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares   Total Shares Voted
------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,478,171.811            59.346%              95.679%
    Against                                                          653,814.636             2.680%               4.321%
    Abstain                                                                   --                 --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,477,828.819            59.344%              95.677%
    Against                                                          654,157.628             2.681%               4.323%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,439,443.824            59.187%              95.423%
    Against                                                          692,542.623             2.839%               4.577%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,454,358.078            59.248%              95.522%
    Against                                                          677,628.369             2.778%               4.478%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,433,744.092            59.163%              95.386%
    Against                                                          698,242.355             2.862%               4.614%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           11,441,245.514            46.897%              75.610%
    Against                                                        1,518,519.908             6.224%              10.035%
    Abstain                                                          903,808.025             3.705%              14.355%
------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           11,448,532.617            46.927%              75.658%
    Against                                                        1,526,347.352             6.256%              10.087%
    Abstain                                                          888,693.478             3.643%              14.255%
------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           11,427,321.309            46.840%              75.518%
    Against                                                        1,484,261.973             6.084%               9.809%
    Abstain                                                          951,990.165             3.902%              14.673%
------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           11,657,735.219            47.785%              77.040%
    Against                                                        1,512,958.770             6.202%               9.998%
    Abstain                                                          692,879.458             2.840%              12.962%
------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           14,158,004.808            58.033%              93.563%
    Against                                                          341,840.203             1.401%               2.259%
    Abstain                                                          632,141.436             2.591%               4.178%
------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Balanced Fund:
------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
------------------------------------------------------------------------------------------------------------------------------
                                                                                   % of Shares to Total     % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                Shares         Outstanding Shares    Total Shares Voted
------------------------------------------------------------------------------------------------------------------------------
    For                                                           24,205,562.036            53.780%              94.017%
    Against                                                        1,540,433.275             3.423%               5.983%
    Abstain                                                                   --                 --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           24,205,056.235            53.779%              94.015%
    Against                                                        1,540,939.076             3.424%               5.985%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           24,089,957.296            53.523%              93.568%
    Against                                                        1,656,038.015             3.679%               6.432%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           24,192,927.006            53.752%              93.968%
    Against                                                        1,553,068.305             3.451%               6.032%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           24,147,397.936            53.651%              93.791%
    Against                                                        1,598,597.375             3.552%               6.209%
    Abstain                                                                   --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           20,529,395.066            45.612%              79.738%
    Against                                                        2,532,434.354             5.627%               9.836%
    Abstain                                                        1,190,241.891             2.644%              10.426%
------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           21,476,706.767            47.717%              83.418%
    Against                                                        1,573,926.921             3.497%               6.113%
    Abstain                                                        1,201,437.623             2.669%              10.469%
------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           20,298,995.329            45.100%              78.842%
    Against                                                        2,697,430.774             5.993%              10.477%
    Abstain                                                        1,255,645.208             2.790%              10.681%
------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           21,314,925.035            47.357%              82.789%
    Against                                                        1,775,923.728             3.946%               6.898%
    Abstain                                                        1,161,222.548             2.580%              10.313%
------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
------------------------------------------------------------------------------------------------------------------------------
    For                                                           23,895,048.218            53.090%              92.811%
    Against                                                          821,599.860             1.825%               3.191%
    Abstain                                                        1,029,347.233             2.287%               3.998%
------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Short Term Bond Fund:
-------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares   Total Shares Voted
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,219,499.509            58.627%              88.824%
    Against                                                          656,739.784             7.377%              11.176%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,217,306.779            58.602%              88.786%
    Against                                                          658,932.514             7.401%              11.214%
    Abstain                                                                   --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,207,379.614            58.490%              88.618%
    Against                                                          668,859.679             7.513%              11.382%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,206,339.826            58.479%              88.600%
    Against                                                          669,899.467             7.524%              11.400%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,202,583.328            58.437%              88.536%
    Against                                                          673,655.965             7.567%              11.464%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
-------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            4,290,341.773            48.190%              73.012%
    Against                                                          922,670.957            10.364%              15.702%
    Abstain                                                          538,701.563             6.051%              11.286%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
-------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            4,449,645.536            49.979%              75.723%
    Against                                                          773,756.785             8.691%              13.168%
    Abstain                                                          528,311.972             5.934%              11.109%
-------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            4,399,169.484            49.412%              74.864%
    Against                                                          803,052.204             9.020%              13.666%
    Abstain                                                          549,492.605             6.172%              11.470%
-------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            4,451,482.604            50.000%              75.754%
    Against                                                          823,352.406             9.248%              14.012%
    Abstain                                                          476,879.283             5.356%              10.234%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                            5,074,828.630            57.002%              86.362%
    Against                                                          304,465.895             3.420%               5.181%
    Abstain                                                          496,944.768             5.582%               8.457%
-------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Fixed Income Securities Fund:
----------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
----------------------------------------------------------------------------------------------------------------------------
                                                                                    % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares   Total Shares Voted
----------------------------------------------------------------------------------------------------------------------------
    For                                                           23,001,945.801            66.438%              95.811%
    Against                                                        1,005,789.217             2.905%               4.189%
    Abstain                                                                   --                --                   --
----------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           23,005,713.449            66.449%              95.826%
    Against                                                        1,002,021.569             2.894%               4.174%
    Abstain                                                                   --                --                   --
----------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           22,993,307.150            66.413%              95.775%
    Against                                                        1,014,427.868             2.930%               4.225%
    Abstain                                                                   --                --                   --
----------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           22,962,310.868            66.323%              95.645%
    Against                                                        1,045,424.150             3.020%               4.355%
    Abstain                                                                   --                --                   --
----------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           22,972,309.771            66.352%              95.687%
    Against                                                        1,035,425.247             2.991%               4.313%
    Abstain                                                                   --                --                   --
----------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
----------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           17,822,170.713            51.477%              74.235%
    Against                                                        1,714,679.312             4.953%               7.142%
    Abstain                                                        1,387,634.993             4.008%              18.623%
----------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
----------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           17,844,488.110            51.541%              74.328%
    Against                                                        1,622,917.096             4.688%               6.760%
    Abstain                                                        1,457,079.812             4.209%              18.912%
----------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           17,718,168.289            51.176%              73.802%
    Against                                                        1,759,678.757             5.083%               7.330%
    Abstain                                                        1,446,637.972             4.178%              18.868%
----------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           18,016,879.079            52.039%              75.046%
    Against                                                        1,564,731.568             4.519%               6.518%
    Abstain                                                        1,342,874.371             3.879%              18.436%
----------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
----------------------------------------------------------------------------------------------------------------------------
    For                                                           20,996,538.062            60.645%              87.459%
    Against                                                        1,840,327.510             5.316%               7.666%
    Abstain                                                        1,170,477.446             3.381%               4.875%
----------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia National Municipal Bond Fund:
-------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   % of Shares to Total     % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                 Shares        Outstanding Shares    Total Shares Voted
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              948,491.452            60.675%              99.059%
    Against                                                            9,006.197             0.576%               0.941%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              944,955.245            60.449%              98.690%
    Against                                                           12,542.404             0.802%               1.310%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              948,491.452            60.675%              99.059%
    Against                                                            9,006.197             0.576%               0.941%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              838,698.951            53.652%              87.593%
    Against                                                          118,798.698             7.600%              12.407%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              944,955.245            60.449%              98.690%
    Against                                                           12,542.404             0.802%               1.310%
    Abstain                                                                   --                --                   --
-------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
-------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              895,060.222            57.257%              93.479%
    Against                                                           36,196.878             2.316%               3.780%
    Abstain                                                           26,240.549             1.679%               2.741%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
-------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              909,201.471            58.162%              94.956%
    Against                                                           33,920.496             2.170%               3.543%
    Abstain                                                           14,375.682             0.920%               1.501%
-------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              906,453.880            57.986%              94.669%
    Against                                                           40,385.465             2.583%               4.218%
    Abstain                                                           10,658.304             0.682%               1.113%
-------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
-------------------------------------------------------------------------------------------------------------------------------
    For                                                              933,690.856            59.728%              97.513%
    Against                                                           15,344.169             0.982%               1.603%
    Abstain                                                            8,462.624             0.541%               0.884%
-------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Oregon Municipal Bond Fund:
---------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                       % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                    Shares        Outstanding Shares   Total Shares Voted
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              28,302,820.082            70.108%              95.438%
    Against                                                           1,352,816.270             3.351%               4.562%
    Abstain                                                                      --                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              28,445,871.807            70.462%              95.921%
    Against                                                           1,209,764.545             2.997%               4.079%
    Abstain                                                                      --                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              28,832,533.654            70.306%              95.707%
    Against                                                           1,273,102.698             3.154%               4.293%
    Abstain                                                                      --                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              28,387,276.769            70.317%              95.723%
    Against                                                           1,268,359.583             3.142%               4.277%
    Abstain                                                                      --                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              28,422,011.118            70.403%              95.840%
    Against                                                           1,233,625.234             3.056%               4.160%
    Abstain                                                                      --                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
---------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              21,963,308.085            54.405%              74.061%
    Against                                                           4,211,511.672            10.432%              14.201%
    Abstain                                                           1,704,146.595             4.221%              11.738%
---------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
---------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              22,489,110.440            55.707%              75.834%
    Against                                                           3,626,503.116             8.983%              12.229%
    Abstain                                                           1,763,352.796             4.368%              11.937%
---------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              22,679,672.182            56.179%              76.477%
    Against                                                           3,455,012.795             8.558%              11.650%
    Abstain                                                           1,744,281.375             4.321%              11.873%
---------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
---------------------------------------------------------------------------------------------------------------------------------
    For                                                              26,813,287.627            66.418%              90.415%
    Against                                                           1,381,619.269             3.422%               4.659%
    Abstain                                                           1,460,729.456             3.618%               4.926%
---------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia High Yield Fund:
--------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       % of Shares to Total    % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                    Shares        Outstanding Shares   Total Shares Voted
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              26,761,120.783            56.002%              96.848%
    Against                                                             870,957.750             1.823%               3.152%
    Abstain                                                                      --                --                   --
--------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              26,845,538.545            56.178%              97.154%
    Against                                                             786,539.988             1.646%               2.846%
    Abstain                                                                      --                --                   --
--------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              26,778,576.576            56.038%              96.911%
    Against                                                             853,501.957             1.786%               3.089%
    Abstain                                                                      --                --                   --
--------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              26,804,892.187            56.093%              97.006%
    Against                                                             827,186.346             1.731%               2.994%
    Abstain                                                                      --                --                   --
--------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              26,782,629.836            56.047%              96.926%
    Against                                                             849,448.697             1.778%               3.074%
    Abstain                                                                      --                --                   --
--------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
--------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              19,738,401.068            41.305%              71.433%
    Against                                                           2,017,888.449             4.223%               7.303%
    Abstain                                                             835,485.016             1.748%              21.264%
--------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
--------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              20,022,302.033            41.900%              72.460%
    Against                                                           1,640,970.077             3.434%               5.939%
    Abstain                                                             928,502.423             1.943%              21.601%
--------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              19,804,114.776            41.443%              71.671%
    Against                                                           1,917,780.828             4.013%               6.940%
    Abstain                                                             869,878.929             1.820%              21.389%
--------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              20,000,594.710            41.854%              72.382%
    Against                                                           1,759,684.685             3.682%               6.368%
    Abstain                                                             831,495.138             1.740%              21.250%
--------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
--------------------------------------------------------------------------------------------------------------------------------
    For                                                              26,307,833.605            55.053%              95.207%
    Against                                                             560,833.731             1.174%               2.030%
    Abstain                                                             763,411.197             1.598%               2.763%
--------------------------------------------------------------------------------------------------------------------------------

                              UNAUDITED INFORMATION
--------------------------------------------------------------------------------

Columbia Daily Income Company:
----------------------------------------------------------------------------------------------------------------------------------
Proposal 1. Election of Directors:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        % of Shares to Total     % of Shares to
Elect J. Jerry Inskeep, Jr. to the Board of Directors:                     Shares        Outstanding Shares    Total Shares Voted
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              722,264,769.190            59.286%              94.205%
    Against                                                           44,430,737.360             3.647%               5.795%
    Abstain                                                                       --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Elect James C. George to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              722,567,233.920            59.310%              94.244%
    Against                                                           44,128,272.630             3.622%               5.756%
    Abstain                                                                       --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Elect Patrick J. Simpson to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              720,625,072.930            59.151%              93.991%
    Against                                                           46,070,433.620             3.782%               6.009%
    Abstain                                                                       --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Elect Richard L. Woolworth to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              722,050,233.750            59.268%              94.177%
    Against                                                           44,645,272.800             3.665%               5.823%
    Abstain                                                                       --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Elect Charles R. Nelson to the Board of Directors:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              720,684,967.900            59.156%              93.999%
    Against                                                           46,010,538.650             3.777%               6.001%
    Abstain                                                                       --                --                   --
----------------------------------------------------------------------------------------------------------------------------------
Proposal 2. Amend Articles of Incorporation:
----------------------------------------------------------------------------------------------------------------------------------
To allow the issuance of multiple classes of shares:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              619,674,107.500            50.865%              80.824%
    Against                                                           93,581,025.600             7.681%              12.206%
    Abstain                                                           53,337,081.450             4.378%               6.970%
----------------------------------------------------------------------------------------------------------------------------------
Proposal 3. Update and amend investment restrictions:
----------------------------------------------------------------------------------------------------------------------------------
To modify the investment restriction regarding lending:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              622,864,588.590            51.127%              81.240%
    Against                                                           87,314,396.850             7.167%              11.388%
    Abstain                                                           56,413,229.110             4.631%               7.372%
----------------------------------------------------------------------------------------------------------------------------------
To modify and reclassify the investment restriction regarding investments in restricted and illiquid securities:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              617,090,177.320            50.653%              80.487%
    Against                                                           93,267,402.310             7.656%              12.165%
    Abstain                                                           56,234,634.920             4.616%               7.348%
----------------------------------------------------------------------------------------------------------------------------------
To eliminate the investment restriction regarding the purchase of securities of other investment companies:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              624,926,693.150            51.296%              81.509%
    Against                                                           86,556,522.170             7.105%              11.209%
    Abstain                                                           55,108,999.230             4.524%               7.282%
----------------------------------------------------------------------------------------------------------------------------------
To reclassify certain fundamental investment restrictions:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              618,465,412.570            50.765%              80.666%
    Against                                                           90,938,405.000             7.464%              11.861%
    Abstain                                                           57,188,396.980             4.694%               7.473%
----------------------------------------------------------------------------------------------------------------------------------
Proposal 4. Ratify the selection of PricewaterhouseCoopers LLP as independent accountant:
----------------------------------------------------------------------------------------------------------------------------------
    For                                                              673,791,958.490            55.307%              87.883%
    Against                                                           40,865,331.240             3.354%               5.330%
    Abstain                                                           52,038,216.820             4.271%               6.787%
----------------------------------------------------------------------------------------------------------------------------------

                      This page intentionally left blank.

                             [LOGO] Columbia Funds

                                    Advised by Columbia Management Company

                                    DIRECTORS
--------------------------------------------------------------------------------
                                 JAMES C. GEORGE
                              J. JERRY INSKEEP, JR.
                               PATRICK J. SIMPSON
                              RICHARD L. WOOLWORTH
                                CHARLES R. NELSON

                               INVESTMENT ADVISOR
--------------------------------------------------------------------------------
                           COLUMBIA MANAGEMENT COMPANY
                             1300 S.W. SIXTH AVENUE
                             PORTLAND, OREGON 97201

                                   DISTRIBUTOR
--------------------------------------------------------------------------------
                         LIBERTY FUNDS DISTRIBUTOR, INC.
                              ONE FINANCIAL CENTER
                        BOSTON, MASSACHUSETTS 02111-2621

                                  LEGAL COUNSEL
--------------------------------------------------------------------------------
                                 STOEL RIVES LLP
                        900 S.W. FIFTH AVENUE, SUITE 2300
                           PORTLAND, OREGON 97204-1268

                                 TRANSFER AGENT
--------------------------------------------------------------------------------
                          LIBERTY FUNDS SERVICES, INC.
                                  P.O. BOX 8081
                        BOSTON, MASSACHUSETTS 02266-8081

This information must be preceded or accompanied by a current prospectus. Please read it carefully before investing. The managers' views contained in this report are subject to change at any time, based on market and other considerations. Portfolio changes should not be considered recommendations for action by individual investors.

Funds distributed by Liberty Funds Distributor, Inc.

Mutual fund shares are not insured by the FDIC or any other governmental entity; are not deposits or other obligations of, or guaranteed by, any bank; and involve risks, including loss of principal.

                                                 COL-02/473M-0103 (2/03) 03/0438

                                                                   -------------
                                                                     PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20
                                                                   -------------